UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-43671
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 58	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 236	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Future Corporate VULSM
Corporate Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2019.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial advisor, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
The policy owner should read this entire prospectus, and the policy, and consult with a trusted financial advisor. To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
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The policy is intended to be sold through corporate sponsored benefit programs. When purchased in connection with such benefit programs, the policy may qualify for simplified underwriting. Simplified underwriting means that a physical examination to obtain medical information on the Insured is generally not required to issue the policy.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under this policy unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. However, policy owners may elect to continue to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Asset Allocation Fund: Class 2
•	American Funds Insurance Series® - Bond Fund: Class 2
•	American Funds Insurance Series® - Global Bond Fund: Class 2
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
•	American Funds Insurance Series® - Growth Fund: Class 2
•	American Funds Insurance Series® - Growth-Income Fund: Class 2
•	American Funds Insurance Series® - International Fund: Class 2
•	American Funds Insurance Series® - New World Fund®: Class 2
•	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
•	Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio
•	Davis Variable Account Fund, Inc. - Davis Value Portfolio
•	Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Variable Series II - DWS CROCI® U.S. VIP: Class B
•	Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated Fund for U.S. Government Securities II
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
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•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
•	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
•	Invesco - Invesco V.I. High Yield Fund: Series I Shares
•	Invesco - Invesco V.I. International Growth Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
•	Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Janus Henderson VIT Enterprise Portfolio: Service Shares
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Mid Cap Value Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
•	Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
•	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
•	Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
•	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
•	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Discovery Fund: Class 2
•	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account
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5

Table of Contents (continued)
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For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of the policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
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Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Change of Insured Rider (no charge)
•	Supplemental Insurance Rider
For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
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Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
9

Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Premium Load Charge[1]	Upon Making A Premium Payment	Maximum: 12.00% from each Premium payment
Partial Surrender Fee	Upon Partial Surrender	Maximum: the lesser of $25 or 2% of the amount surrendered
Current Charge: $0
[1]	For policies with applications dated before January 1, 2009, the maximum charge for the Premium Load Charge is 9.00%. The Premium Load Charge is intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The
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actual amount a taxing authority assesses may not equal the Premium taxes charged. If the actual tax liability is more or less, the charge will not be adjusted retroactively.
The maximum charge is reduced to 5.5% of each Premium payment starting with the sixth policy year (for policies with applications dated before January 1, 2009, the maximum charge is reduced to 5.5% of each Premium payment starting with the eighth policy year). Currently, the charges for policies vary according to the time of purchase, the amount of the Supplemental Insurance Rider, and the amount of annual Premium, see Premium Load Charge.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge1†	Monthly	Minimum: $0.03 per month	Maximum: $83.33 per month	Representative: $0.20 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Base Policy Specified Amount and Rider Specified Amount of $250,000	Per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra Charge assessed
Variable Account Asset Charge[3]	Daily, Based on an Annual Effective Rate	Maximum: 0.90% of daily net assets	Current: 0.25% of daily net assets
Proportionately from Cash Value allocated to Sub-Accounts
Policy Loan Interest[4]	Annually (Accrues Daily)	Maximum: 3.50% of the outstanding policy loan
Current: 2.80% of the outstanding policy loan
Administrative Charge	Monthly	Maximum: $10 per month	Current: $5 per month
Proportionately from Cash Value allocated to Sub-Accounts
Base Policy Specified Amount Charge[5]	Monthly	Minimum: $0.01 Per $1,000 of Base Policy Specified Amount	Maximum: $0.40 Per $1,000 of Base Policy Specified Amount	Representative: $0.08 per month(2)
Proportionately from Cash Value allocated to Sub-Accounts and the Fixed Account
Supplemental Insurance Rider Cost of Insurance6†	Monthly	Minimum: $0.01 per month	Maximum: $83.33 per month	Representative: $0.10 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Rider Specified Amount $250,000	Per $1,000 of Rider Specified Amount Proportionately from Cash Value allocated to Sub-Accounts
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Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Supplemental Insurance Per $1,000 of Rider Specified Amount[7]	Monthly	Minimum: $0.01 Per $1,000 of Rider Specified Amount	Maximum: $0.40 Per $1,000 of Rider Specified Amount	Representative: $0.02 per month
Proportionately from Cash Value allocated to Sub-Accounts and the Fixed Account
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Cost of Insurance Charge varies according to the Insured's age; underwriting class; the number of years from the Policy Date; and the Net Amount At Risk. The charge will increase over time but will never exceed the maximum shown. For policies issued with applications dated before January 2, 2010, the Representative amount is $0.15 per month. For policies issued with applications dated before January 1, 2009, the Representative amount is $0.52 per month and the Cost of Insurance Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Base Policy Specified Amount.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[3]	For policies issued with applications dated before January 1, 2009, the maximum guaranteed charge is 0.75% of daily net assets. Currently, the Variable Account Asset Charge declines over time, as follows:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16-20	Charge for policy years 21+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets	0.10% of daily net assets
[4]	Currently, for policies issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter, see Policy Loans.
[5]	The Base Policy Specified Amount Charge is only assessed for policies with applications dated on or after January 1, 2009. The Base Policy Specified Amount Charge is only assessed on the Base Policy Specified Amount. Different and separate charges will be applied for any Rider Specified Amount under the Supplemental Insurance Rider. The Base Policy Specified Amount Charge varies by policy based on the length of time the policy has been In Force. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see Base Policy Specified Amount. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount. The Representative Per $1,000 of Base Policy Specified Amount charge is $0.08 monthly for policies with applications signed on or after January 2, 2010. For policies with applications signed before January 2, 2010 the Representative Per $1,000 of Base Policy Specified Amount charge is $0.11 monthly.
[6]	For policies issued with applications dated before January 1, 2009, the Representative amount is $0.20 per month. The Supplemental Insurance Rider Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Rider Specified Amount, see Supplemental Insurance Rider.
[7]	The Supplemental Insurance Per $1,000 of Rider Specified Amount Charge is only assessed on the Rider Specified Amount. A different charge will be applied for any Base Policy Specified Amount under the policy. The Supplemental Insurance Per $1,000 of Rider Specified Amount Charge varies by policy based on the length of time the policy has been In Force and the Base Policy Specified Amount. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges and an example of how the Per $1,000 of Rider Specified Amount Charge is blended with the Base Policy Specified Amount Charge, see Supplemental Insurance Rider. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount.
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The next table shows the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	1.64%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar month but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
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Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
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(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and
(c)	is the Variable Account Asset Charge.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
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Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner can make transfers involving the Fixed Account. These transfers will be in dollars. The frequency and amount of transfers involving the Fixed Account are subject to the following restrictions.
Transfers to the Fixed Account
On transfers to the Fixed Account, the policy owner is prohibited from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, Nationwide will refuse any transfer to the Fixed Account if the Cash Value allocated to the Fixed Account comprises more than 25% of the policy's Cash Value. These restrictions do not apply if the policy owner chooses to exercise the right of conversion, see Right of Conversion.
Transfers from the Fixed Account
Transfers from the Fixed Account to the Sub-Account(s) during a policy year are limited to the greater of: (a) 10% of that portion of the Cash Value attributable to the Fixed Account as of the end of the previous policy year; or (b) 120% of the amount transferred from the Fixed Account during the previous policy year. Transfers are also limited to one transfer from the Fixed Account to the Sub-Accounts during any 90 day period.
Transfer requests that exceed the current Fixed Account limits will not be processed. Fixed Account and Sub-Account allocations will remain as they were prior to the request to the extent they exceed the limits.
Any restrictions that are implemented will be applied consistently and uniformly and upon advance notice to the policy owner. Nationwide may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, Nationwide Business Solutions Group, One Nationwide Plaza (1-11-401), Columbus, Ohio 43215-2220
•	by fax at 1-855-677-2357
•	by Internet at www.nationwide.com
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
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Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
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The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.
The policies are based upon actuarial tables that may distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of sex-distinct underwriting on any employment related insurance or benefit program before purchasing the policy.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies or ceases to be in existence before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate or successor-in-interest, if the policy owner is not the Insured.
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Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies or ceases to be in existence before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die or cease to exist before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no beneficiary or contingent beneficiary is alive or in existence upon the Insured's death, the Death Benefit Proceeds will be payable to the policy owner.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Issue Ages of 18 to 79. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
Initial Premium Payment
The initial Premium payment is due on the Policy Date. Any due and unpaid policy charges will be subtracted from the initial Premium payment. Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid. The required initial Premium payment amount is stated in the Policy Data
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Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and Insured's Issue Age, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage Effective Date
Unless the policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied;
•	the Policy Date; or
•	the date the initial Premium is received at the Service Center.
If the policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:
•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to Nationwide; or
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least three months.
Nationwide has the right to reject any application for insurance. If an application is rejected, the Premium will be returned to the policy owner within two business days of the date the decision to reject an application is made.
With respect to any reinstatement or increase in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the supplemental application. With respect to any decrease in coverage, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide receives the request.
Insurance coverage will end upon the Insured's death, the policy owner terminates coverage in writing, Nationwide pays the Maturity Proceeds, the Grace Period ends, or the policy is surrendered in full.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
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Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
If this policy is completely surrendered and the Proceeds are paid directly to the policy owner, an Enhancement Benefit may be payable under the policy. The Enhancement Benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy. The Enhancement Benefit serves as a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
Nationwide does not make any deposits to the separate account or Fixed Account as a result of this benefit. There are no investment results associated with the Enhancement Benefit. This enhancement payment will not be made from the policy but is a general account obligation of Nationwide. This means the Enhancement Benefit, including the policy owner’s right to receive payment, is subject to Nationwide’s claims paying ability. Any claim to payment of the Enhancement Benefit may be subordinate to other claims on the general account in the event Nationwide becomes insolvent. Nationwide may postpone payment of the Enhancement Benefit for up to six months from the date of a surrender request.
The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the accumulated Premiums paid and the actual Cash Surrender Value. A benefit of the Enhancement Benefit to a corporate policy owner is to allow the policy in the early policy years to more closely track the corporate liability it is
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intended to off-set. The difference between the accumulated Premiums paid and the Cash Surrender Value is generally greater in the early policy years due to the upfront costs associated with purchasing the policy and the lack of time for the policy's Cash Value to grow. This is accomplished by lowering the cost associated with a surrender in the early policy years.
The Enhancement Benefit is calculated as a percentage of Cash Value and is subject to a maximum cap as shown in Appendix C: The Enhancement Benefit. Since the policy’s Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. Additionally, if the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider, see Appendix C: The Enhancement Benefit. The Enhancement Benefit guaranteed duration and guaranteed minimum amount are stated on the Policy Data Pages. Currently, the Enhancement Benefit is available for the first nine policy years if the policy is a modified endowment contract and ten policy years if the policy is not a modified endowment contract. Nationwide may, at any time, change, decrease or eliminate the Enhancement Benefit after the guaranteed duration stated on the Policy Data Pages in a manner that is not unfairly discriminatory.
The Enhancement Benefit is payable only upon a complete surrender of a policy that meets the following conditions:
(1)	the Enhancement Benefit is not available during the right to cancel period;
(2)	the surrender Proceeds must be payable to the policy owner. The Enhancement Benefit is not payable on a complete surrender that qualifies as a Code Section 1035 exchange; and
(3)	the Enhancement Benefit is not available in conjunction with a policy loan or a partial surrender, or Lapse.
Policy owners should consult with a tax advisor about the tax treatment of the Enhancement Benefit.
Changing the Amount of Insurance Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between Issue Ages of 18 to 79 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Supplemental Insurance Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy.
Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and applied backwards ending with the original Base Policy Specified Amount. Decreases to the Base Policy Specified Amount may decrease policy charges calculated per $1,000 of Base Policy Specified Amount or Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
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Right to Irrevocably Transfer Cash Value to the Fixed Account
At any time while the policy is In Force, a policy owner may elect to irrevocably transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to Fixed Account transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts;
•	allocations of future Premium, transfers, or loan repayments to the Sub-accounts will not be permitted;
•	a Variable Account Asset Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Terminating the Policy
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.
Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
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Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
Standard Policy Charges
Nationwide takes deductions from Premium payments and/or the Cash Value to compensate it for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Nationwide may generate a profit from any of the charges assessed under the policy and certain expenses may be recovered utilizing more than one charge.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. Interest charged and interest credited against policy loans may result in net charges. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and rider(s). Certain charges will vary according to individual characteristics of the Insured. The Insured is assigned to an underwriting class according to his/her Issue Age, sex (if not unisex classified), tobacco rate type, type of evidence of insurability, and any Substandard Ratings. In evaluating and underwriting a corporate or legal entity purchasing the policy, and setting policy charges, Nationwide may take into account several factors, including the purpose for which the policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency. The policy owner can request an illustration of specific costs and/or see the Policy Data Pages for information about specific policy charges.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured’s of the same Issue Age, sex, rate class, rate type, any Substandard Rating, and Base Policy Specified Amount whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy’s Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy’s Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Percent of Premium Charge
Nationwide deducts a Percent of Premium Charge from each Premium payment to partially reimburse it for sales expenses and Premium taxes, and certain actual expenses, including expenses related to the sale of the policy. The Variable Account Asset Charge is also designed to partially reimburse us for these expenses. The Percent of Premium Charge also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Each premium payment is divided into contributions towards Target Premium and Excess Premium. Target Premium is an annual Premium based on the Base Policy Specified Amount (i.e., the Policy without any Riders) and the Insured's age and underwriting class. A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium. The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Policy Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium.
In general, election of the Supplemental Insurance Rider decreases the policy’s Target Premium because of policy charge blending (an example of policy charge blending is provided in Appendix D: Examples of Policy Charge Blending). A lower Target Premium impacts the amount of Percent of Premium Charge assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium. The Percent of Premium Charge is generally less when assessed against Excess Premium than when assessed against Target Premium during the early years following policy issuance or after an increase in the Total Specified Amount.
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The chart below shows the current Premium Loads on Target Premium and Excess Premium.
Policy Year	Premium Paid Up To Target Premium	Premium Paid In Excess of Target Premium
1	10%	0%
2	8%	0%
3	6%	0%
4	5%	0%
5	4%	0%
6	3%	0%
7	2%	0%
Nationwide may waive the Percent of Premium Charge on the initial Premium paid into this policy as part of a sponsored exchange program to another Nationwide policy, as permitted under the securities laws and/or rules or by order of the SEC.
Illustration Charge
Nationwide only assesses an Illustration Charge for excessive requests for In Force policies. Excessive requests means more than 10 in any 12 month period. This charge compensates Nationwide for the administrative costs of generating the illustration. This charge will not exceed $25 per illustration requested. Any Illustration Charge must be paid at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.
The Illustration Charge is not applicable to requests for illustrations of prospective policies during the sales process.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
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Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Non-Medical Underwriting
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Base Policy Specified Amount Charge
For policies with applications dated on of after January 1, 2009, Nationwide deducts a monthly Base Policy Specified Amount charge from the policy's Cash Value to compensate for sales, underwriting, distribution and issuance of the policy. This charge is not assessed on policies issued with applications dated prior to January 1, 2009. The charge applicable to the policy depends on the Total Specified Amount (the Base Policy Specified Amount and the Rider Specified Amount, if any). The maximum guaranteed monthly Specified Amount Charge is $0.40 Per $1,000 of Base Policy Specified Amount (unless the Policy is purchased in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed monthly Specified Amount Charge is $0.085 Per $1,000 of Base Policy Specified Amount). The Base Policy Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. In the policy, the Base Policy Specified Amount charge is referred to as the "Specified Amount Charge."
A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider. If the policy owner elects that Rider, the Total Specified Amount charges paid will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider. To determine Total Specified Amount charges, the amount of the Base Policy Specified Amount charge must be added to the amount of the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount. The end result is a charge blending. For further explanation of this blending, including an example, see the "Supplemental Insurance Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.
Variable Account Asset Charge
Nationwide deducts a daily Variable Account Asset Charge based on the amount of Cash Value allocated to the Sub-Accounts. This charge is reflected in the daily accumulation unit value that is used to price the accumulation units, see Valuation of Accumulation Units. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for certain actual expenses, including a partial reimbursement of acquisition costs and premium taxes not covered by Premium Load charges. The charge also helps Nationwide off-set expense risks associated with the policy, such as the risk that the costs of issuing and administering the policy will be more than expected, the risk that lapse and surrender rates will be higher than expected, and the charge may provide profit to Nationwide. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The Variable Account Asset Charge is guaranteed not to exceed 0.90% of the policy's Cash Value, on an annualized basis. For policies issued with applications dated before January 1, 2009, this charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis. The table below shows the current Variable Account Asset Charges.
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets
A different Variable Account Asset Charge schedule applies to policies with applications signed before January 1, 2006:
Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets
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Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $5 per month in all policy years. The maximum guaranteed charge is $10 per month in all policy years.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum of 40% of first year premiums and 15% for renewal premiums after the first year. For policies with applications dated before January 1, 2009, the total compensation will not exceed a maximum of 29.5% of first year premiums and 11.5% for renewal premiums after the first year. Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned cash value per year. For policies with applications dated before January 1, 2009, if an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative or Nationwide Business Solutions Group to know the exact compensation arrangement associated with this policy.
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Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Change of Insured Rider
This Rider is automatically issued with the policy with no associated charge. The policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will be based on characteristics of the new Insured including the new Insured’s Attained Age, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
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(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Charge
There is no charge associated with the Change of Insured Rider.
Supplemental Insurance Rider
General Information on the Benefits and Operation of the Supplemental Insurance Rider
This Rider will modify the amount of insurance coverage (Death Benefit) under the policy. The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable to the Beneficiary upon the Insured's death; and (3) annually renewable until the Insured reaches Attained Age 100. The charges for the Rider are calculated in the same manner as those applicable to the Base Policy.
Currently, if the policy owner chooses to purchase coverage under this Rider and concurrently reduce the Base Policy Specified Amount by an off-setting amount, some of the charges associated with the policy will be reduced because charges under the Rider may be lower than the corresponding charges under the base policy. Rider policy charges are lower in most cases because the Rider is term insurance. The greater the allocation is to the Rider, the lower the overall charges will be under the policy. See Appendix D: Examples of Charge Blending for examples showing how charges are "blended" when the Supplemental Insurance Rider is elected.
Note that:
•	Certain benefits that are normally available under the policy may be reduced or eliminated when this Rider is in effect;
•	In some years and/or at some ages, the cost of insurance charge for the Rider is more expensive than the cost of insurance for the base policy;
•	The Rider's Death Benefit terminates when the Insured reaches Attained Age 100; and
•	The compensation rates payable to the selling broker-dealer are lower on this Rider than those on the base policy.
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The policy owner may purchase the Rider at the time of application or, subject to Nationwide’s approval, at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If purchased at the time of application, the effective date of the Rider is the same as the effective date of insurance coverage. If purchased subsequently, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the written request, unless the policy owner specifies and Nationwide approves a different date. The Rider Specified Amount may be combined with the Base Policy Specified Amount to satisfy the minimum Total Specified Amount shown on the Policy Data Page. However, while the Rider is in effect, the Base Policy Specified Amount must be at least 10% of the minimum Total Specified Amount. The policy owner may request to either increase or decrease the Total Specified Amount, subject to certain restrictions.
Rider Specified Amount Increases and Reductions Due to Partial Surrender
All increases and decreases of Rider Specified Amount, including decreases due to partial surrender are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
Charges Associated with the Supplemental Insurance Rider
The Supplemental Insurance Rider charges listed below are different from the charges under the Base Policy. These charges will be applied to coverage under the Supplemental Insurance Rider and are in addition to the charge(s) paid on coverage under the base policy.
•	Rider Cost of Insurance Charge (for all policies); and
•	Per $1,000 of Rider Specified Amount Charge (only assessed on policies with applications dated on or after January 1, 2009)
Rider Cost of Insurance Charge
If the policy owner elects the Supplemental Insurance Rider, a monthly Supplemental Insurance Rider Cost of Insurance charge will be deducted to compensate Nationwide for providing term life insurance on the Insured, regardless of the Policy Date. This charge is determined by multiplying the Rider's cost of insurance rate by the Rider's Death Benefit (described below). Nationwide bases the Supplemental Insurance Rider cost of insurance rate on expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Supplemental Insurance Rider cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, and the number of years from the Policy Date.
The Supplemental Insurance Rider Cost of Insurance Charge will be deducted proportionally from the Sub Account allocations and the Fixed Account. Because the Rider charge is deducted from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
Per $1,000 of Rider Specified Amount Charge
If the policy owner purchases the Supplemental Insurance Rider with an application dated on or after January 1, 2009, Nationwide will deduct a monthly Per $1,000 of Rider Specified Amount Charge from the policy's Cash Value to compensate for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between the Base Policy Specified Amount and the Rider Specified Amount. The Specified Amount charge for the combination of the base policy and the Supplemental Insurance Rider is determined using a weighted average (i.e., a blend that uses the relative proportions of the base and Rider Specified Amounts) of the base and Rider charges.
The Per $1,000 of Rider Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. The table below shows the current Per $1,000 of Rider Specified Amount Charges. The maximum guaranteed monthly Supplemental Insurance Rider Per $1,000 Specified Amount Charge is $0.40 Per $1,000 of Rider Specified Amount (unless the Policy is purchased in the state of New York, where the maximum guaranteed monthly Rider Specified Amount Charge is $0.085 Per $1,000 of Rider Specified Amount). To determine Total Specified Amount charges, add the amount of the Per $1,000 of Base Policy Specified Amount charge to the Per $1,000 of Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and the elected Rider Specified Amount. The end result is a charge blending, see Appendix D: Examples of Charge Blending.
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Death Benefit Calculations with the Supplemental Insurance Rider
The death benefit option chosen for the base policy will also be the death benefit option for the Rider and calculation of the Death Benefit. The current death benefit option in effect is shown on the Policy Data Page. The Death Benefit is calculated as the greater of: (1) the Total Specified Amount; or (2) the Minimum Required Death Benefit (which will differ depending on whether the guideline Premium/Cash Value corridor test or the Cash Value accumulation test is used).
After the Death Benefit is calculated, it is allocated between the elected amounts of base policy and this Rider.
(1)	Base Policy Death Benefit – The amount of the Death Benefit allocated to the base policy is calculated using the formula below.
Base Policy Death Benefit = CV + (Total NAAR) x (Base Policy Specified Amount)/(Total Specified Amount)
Where:
CV = the Cash Value of the policy
Total NAAR = the total Net Amount At Risk which is the Death Benefit minus the Cash Value
The formula above determines the portion of the Death Benefit applied to the base policy by determining the ratio Base Policy Specified Amount bears to Total Specified Amount.
(2)	Supplemental Insurance Rider Death Benefit – The amount of the Death Benefit we allocate to the Supplemental Insurance Rider is calculated by taking the Death Benefit and subtracting the Base Policy Death Benefit (as calculated in item 1 above).
In most instances, charges end up being lower if the policy owner allocates as much coverage as possible to the Rider.
Total Specified Amount remains the same unless the policy owner specifically request an increase or decrease. All increases or decreases are done proportionally based on the established allocation between Rider Specified Amount and Base Policy Specified Amount.
If the Cash Value increases, the portion of the Death Benefit attributable to this Rider may, at times, be less than the Rider Specified Amount. If the Cash Value decreases, the portion of the Death Benefit attributable to the base policy may, at times, be less than the Base Policy Specified Amount.
Terminating the Rider
The policy owner may terminate this Rider by submitting a written request to the Service Center. Nationwide may require that the policy owner submit the policy for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in the pattern of policy charges for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.
Nationwide reserves the right to deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the Owner if the policy's non-modified endowment contract status is in jeopardy.
This Rider also terminates upon the earliest of the following dates:
•	The date policy is surrendered or terminated;
•	The date the policy Lapses;
•	The Insured's death; or
•	The date the Insured reaches Attained Age 100.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value attributable to this Rider available to upon termination of this Rider.
In most instances, terminating the Rider will not be to the policy owner’s advantage. If the policy owner decides to terminate the Rider, the policy owner should carefully discuss this decision with the registered representative or a qualified financial advisor.
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Policy Owner Services
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Policy owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in certain Sub-Accounts based upon a preset allocation. There is no additional charge associated with choosing a GPS.
GPS portfolios are available under the policy at the time of application and can be added after the Policy Date by contacting the Service Center. The policy owner may elect only one GPS portfolio and the total allocation to that portfolio must equal 100%.
A GPS is a static allocation strategy. In other words, the allocations or "split" between the underlying Sub-Accounts is not monitored or adjusted to reflect changing market conditions. As such, Nationwide will not automatically rebalance Cash Value allocated to a GPS portfolio to ensure that the assets remain allocated to the underlying Sub-Accounts in the same proportion that they were allocated at the time of election. Further, Nationwide will not automatically rebalance, or otherwise modify the policy owner's allocations to the underlying Sub-Accounts to reflect changes in the GPS portfolio split or changes in available Sub-Accounts subsequent to the policy owner's original GPS election.
Nationwide is not providing investment advice by providing GPS. The policy owner may elect to transfer out among the Sub-Accounts at any time subject to the terms of this prospectus. For additional information about the Sub-Accounts that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value (i.e., the sum of existing Indebtedness and the loan request cannot exceed 90% of the Cash Value as of the loan date). Any applicable Enhancement Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
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The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.50% per annum. For policies issued with applications prior to January 1, 2009, the maximum annual interest rate is 3.75% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Currently, for polices issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.0% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
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Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid lapsing the Policy. This amount is equal to four times the current monthly deductions.
If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
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Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. No Enhancement Benefit will be paid if the policy is surrendered pursuant to Section 1035 of the Code or paid to anyone other than the policy owner. See Payment of Policy Proceeds for additional information.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Nationwide may require that the policy be sent to the Service Center for endorsement.
Nationwide may limit the number of partial surrenders to one per policy year. Currently, the number of partial surrenders is not limited. Nationwide will notify the policy owner in writing if the number of partial surrenders permitted become subject to limits. The minimum amount of any partial surrender request is $500. The maximum amount of a partial surrender in any given policy year is equal to (a) minus (b) minus (c) where:
(a)	is Cash Value;
(b)	is Indebtedness; and
(c)	is the greater of $500 or the last three monthly deductions.
Any applicable Enhancement Benefit is not available to be taken as a partial surrender.
If the policy owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, Nationwide will surrender amounts from the Fixed Account.
A partial surrender cannot result in the Total Specified Amount being reduced below the minimum Total Specified Amount indicated on the Policy Data Pages or disqualifying the policy as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.
Reduction of the Total Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Total Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk (unless the partial surrender is a preferred partial surrender). Reduction of the Total Specified Amount is proportional between the Base Policy Specified Amount and the Rider Specified Amount. The Total Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Total Specified Amount.
Any reduction of the Total Specified Amount will be made in the following order: against the most recent increase in the Total Specified Amount, then against the next most recent increases in the Total Specified Amount in succession, and finally, against the initial Total Specified Amount.
Preferred Partial Surrenders
A preferred partial surrender is a partial surrender that:
•	occurs before the 15th policy anniversary; and
•	when added to any prior preferred partial surrenders taken in the same policy year, does not exceed 10% of the Enhanced Cash Value as of the beginning of that policy year.
Preferred partial surrenders do not result in a reduction of the Total Specified Amount. The Total Specified Amount will only be reduced if the total partial surrender is greater than the amount that qualifies as a preferred partial surrender. If the total partial surrender exceeds the amount that qualifies as a preferred partial surrender, then the Total Specified Amount will be reduced only by the difference between the total partial surrender and the preferred partial surrender.
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Preferred partial surrenders are non-cumulative. This means that any part of a preferred partial surrender not taken in a given policy year, cannot be added to the available preferred partial surrender amount in any later years.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Proceeds payable upon the death of the Insured are equal to the Death Benefit reduced by policy Indebtedness and unpaid charges and increased by any insurance provided by Riders. Also, policies to which an "Enhancement Benefit" is available as of the time the Proceeds become payable may receive an additional payment, see Enhancement Benefit.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1
The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.
Death Benefit Option 2
The Death Benefit is the greater of the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.
Death Benefit Option 3
The Death Benefit is the greater of the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as of the Insured's date of death, subject to applicable maximums), or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 3 provides a stated amount of Death Benefit coverage plus a return of accumulated Premium and potential interest. Typically, Death Benefit Option 3 is elected by policy owners who are interested in a policy that provides a pre-determined amount of life insurance coverage, while also providing a return of Premium. The return of Premium component may be advantageous to corporate policy owners who have a need to off-set or account for a corporate liability.
In deciding which death benefit option to elect, the policy owner should consult with a registered representative about the costs and advantages and/or disadvantages of each option. Additionally, the policy owner should request and review policy illustrations representing each option. For policies in which an Enhancement Benefit is available at the time the Death Benefit Proceeds become payable, an additional benefit may be paid, see Enhancement Benefit.
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Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value, after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Enhanced Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's Attained Age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Enhanced Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
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Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Maximum Death Benefit
For policies issued after the later of May 1, 2002, or the date approved in the state where the policy is issued, Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Pages. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, for Death Benefit Options 1 and 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For Death Benefit Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Death Benefit Option 3 maximum increase and (b) the accumulated premium account; and (ii) the sum of the Cash Value and $8,000,000.00.
For each Valuation Period and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit. If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender will be processed from the policy so that the Death Benefit after the partial surrender is 90% of the Maximum Death Benefit. The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the Supplemental Insurance Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
If the policy owner elected Death Benefit Option 3 and the accumulated premium account is greater than the Cash Value, Nationwide may reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction. For example, if the Cash Value is $100 and the accumulated premium account is $102, Nationwide would reduce the accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium account will not become less than zero because of the reduction. Nationwide will notify the policy owner in writing of any reduction in the accumulated premium account within 30 days of the reduction.
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Pages with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
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Nationwide will not contest a policy after a change in the Insured pursuant to the Change of Insured Rider after it has been In Force during the new Insured's lifetime for two years from the Change Date, and in some states, within two years from a reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected and invoked), Nationwide will pay no more than the Cash Value as of the Change Date, plus any Premium paid since such date, less any Indebtedness, and less any partial surrenders.
If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within two years of the Policy Date, Nationwide will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy. This provision only applies if the exchanged policy was originally issued more than two years prior to the Policy Date of this policy.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Taxes, Surrendering the Policy; Maturity.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	Death Benefit Option 2 and Death Benefit Option 3 (for policies with applications dated on or after January 1, 2009) will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Total Specified Amount plus the greater of the accumulated Premiums and Cash Value if the Death Benefit is Option 3;
•	100% of the policy's Cash Value (for policies with Death Benefit Option 1) or the accumulated premium payments (for policies with Death Benefit Option 3 and applications dated before January 1, 2009) will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
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•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date.
Note: If the Supplemental Insurance Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
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Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") enacted on December 22, 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
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Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a modified endowment contract ("MEC") under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a MEC ("non-MEC") are more advantageous than the tax consequences of owning a life insurance policy that is a MEC.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life insurance policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy that takes into account the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is a non-MEC is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as MECs. If a policy is issued as a MEC, it will always be a MEC; a policy that is not issued as a MEC can become a MEC due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines MECs as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 policy years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a MEC, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All MECs issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
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The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from MECs. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the "investment in the contract" (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a MEC, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a MEC. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a MEC. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits
Distributions from a life insurance policy that is not a MEC are generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after recovery of all the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a MEC may not be treated as being first a return of nontaxable premium as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued that causes a reduction in the specified amount of the death benefit may be fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequences and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a MEC, a loan from a life insurance policy that is not a MEC is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not MECs are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a MEC. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2018, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
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Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, Section 6050Yprovides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy.
Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018. Section 6050Y requires the buyer of a post issue life insurance policy in a reportable policy sale to report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report the cost basis in the life insurance policy to the buyer and the IRS.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the payment of the death benefit proceeds and an estimate of the buyer’s basis in the policy to the IRS and to the recipient of the death benefit proceeds.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, MEC, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of a Life Insurance Policy).
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The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner’s particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of the premium for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
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It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner’s particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a MEC, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
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The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
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Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
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Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
American Funds Insurance Series® - Bond Fund: Class 2
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Global Bond Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
55

Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Calvert Investment Management, Inc.
Sub-advisor:	Ameritas Investment Partners, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
Davis Variable Account Fund, Inc. - Davis Value Portfolio
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Variable Series II - DWS CROCI® U.S. VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	Seeks to achieve a high rate of total return.
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2013
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	Long-term capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
56

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks long-term capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Fund for U.S. Government Securities II
Investment Advisor:	Federated Investment Management Company
Investment Objective:	To provide current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
57

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
58

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Portfolio is only available in policies issued before December 31, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
59

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
60

Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This Portfolio is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Janus Henderson VIT Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Mid Cap Value Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.
61

Janus Henderson VIT Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks capital growth over the long term.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio: Class VC
This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
62

MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (formerly, Morgan Stanley Variable Insurance Fund, Inc. - Mid Cap Growth Portfolio: Class I)
This Sub-Account is not an investment option for new policy owners beginning March 31, 2011
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Fund will, under normal circumstances, seek to achieve its investment objective of long-term capital growth by investing primarily in common stocks and other equity securities by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
63

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	Seeks to achieve a high level of current income, while also delivering capital appreciation.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
64

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BNY Mellon Asset Management North America Corporation
Investment Objective:	The Fund seeks to create the optimal portfolio by investing across equities (S&P 500 Index), bonds (Bloomberg Barclays U.S. Long Treasury Index) and cash.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective October 21, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
65

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
67

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
This Sub-Account is no longer available to receive transfers or new premium payments effective November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund's quality oriented financial and environmental, social and governance criteria.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
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PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
69

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (formerly, T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio)
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
70

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The amount payable to the policy owner upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Value upon a full surrender of the policy during the applicable policy years, provided the qualifying conditions have been satisfied.
Excess Premium – Any Premium applied to the policy that is not considered Target Premium.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100 for policies with applications dated prior to January 1, 2009. For policies with applications dated on or after January 1, 2009, the Maturity Date is the anniversary of the Policy Date on or next following the Insured reaching Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – The amount of Premium applied to the policy after the deduction of the Percent of Premium Charge.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
71

Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – The amount payable upon termination of the policy. Policy Proceeds may constitute the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Supplemental Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
72

Appendix C: The Enhancement Benefit
The Enhancement Benefit is calculated monthly and is equal to the product of the Cash Value multiplied by the Enhancement Percentage. If an enhancement cap is applicable, the Enhancement Benefit will not to exceed the product of (a) and (b), where:
(a) = the Enhancement Cap Percentage (if applicable)
(b) = the Total Percent of Premium Charge Paid.
Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year. The benefit decreases to zero at the end of the ninth policy year if the policy is a modified endowment contract and tenth policy year if the policy is not a modified endowment contract.
Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. If the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider.
Policy owners may elect to modify their Enhancement Benefit by choosing at the time the policy is issued a percentage allocation between two Enhancement Benefit schedules, Schedule A and Schedule B. The enhancement percentages from the respective schedules will be blended, according to the allocation percentages elected to determine the Enhancement Benefit percentage applicable to a particular policy. This blending option allows the policy owner to more closely match the benefit to the corporate liability it is intended to off-set.
The A and B Enhancement Benefit schedules reflect different patterns of intended performance. Schedule A provides a greater Enhancement Benefit in early policy years and then decreases at a faster rate. Schedule B provides a lower Enhancement Benefit in the early policy years and decreases at a slower rate. The policy owner can choose any percentage blend between Schedule A and Schedule B. Policy owners should consult with a registered representative to determine an appropriate blending of Enhancement Benefit schedules that best fit their particular needs.
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting our Service Center.
Enhancement Benefit Factors for Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	4.70%	4.70%	3.70%	3.70%	155%
2	4.65%	4.15%	3.66%	3.25%	155%
3	4.10%	3.60%	3.21%	2.80%	150%
4	3.55%	3.05%	2.76%	2.35%	145%
5	3.00%	2.45%	2.31%	1.85%	140%
6	2.40%	1.85%	1.81%	1.35%	135%
7	1.80%	1.25%	1.31%	0.85%	105%
8	1.20%	0.65%	0.81%	0.40%	85%
9	0.60%	0.00%	0.37%	0.00%	65%
10	0.00%	0.00%	0.00%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Enhancement Benefit Factors for Non-Modified Endowment Contracts
Applicable Only to Policies With Applications Signed Before January 2, 2010
	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	15.85%	15.85%	5.20%	5.20%	155%
2	15.65%	13.41%	5.13%	4.40%	155%
3	13.22%	11.10%	4.33%	3.60%	150%
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	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
4	10.92%	8.88%	3.55%	3.00%	145%
5	8.70%	6.75%	2.96%	2.50%	140%
6	6.58%	4.66%	2.46%	2.00%	135%
7	4.52%	3.02%	1.96%	1.50%	105%
8	2.92%	1.86%	1.46%	1.00%	85%
9	1.78%	0.89%	0.96%	0.50%	65%
10	0.82%	0.00%	0.46%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, assume the following:
•	A surrender is requested in the last month of policy year 2.
•	The policy is a non-modified endowment contract.
•	The Cash Value is $200,000.
•	The Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
•	The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
•	The Cumulative Premium Load paid is $15,250.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage = (Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 13.41%) + (0.25 x 4.40%) =11.1575%
=11.1575% x $200,000 =$22,315.00Enhancement Cap =Enhancement Cap Percentage x cumulative Premium Load
=155% x $15,250 =$23,637.50
Since $22,315.00 is below the $23,637.50 Enhancement Cap, the Enhancement Benefit here is $22,315.00.
Enhancement Benefit Factors for Non-Modified Endowment Contracts: Blending of Enhancement Benefit Schedules
Applicable Only to Policies With Applications Signed On or After January 2, 2010
	Base Policy Enhancement Percentage Schedule A		Base Policy Enhancement Percentage Schedule B		Rider Enhancement Percentage Schedule A		Rider Enhancement Percentage Schedule B			Enhancement Cap Percentage Schedule A	Enhancement Cap Percentage Schedule B
Policy Year	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12
1	16.15%	16.15%	13.35%	13.35%	6.00%	6.00%	4.60%	4.60%	155%	140%
2	15.95%	13.69%	13.19%	11.39%	5.93%	5.10%	4.53%	3.80%	155%	140%
3	13.44%	10.70%	11.27%	10.00%	5.02%	4.10%	3.73%	3.00%	150%	140%
4	10.46%	7.87%	9.86%	8.37%	4.03%	3.20%	2.97%	2.60%	145%	140%
5	7.71%	5.90%	8.21%	6.50%	3.12%	2.25%	2.58%	2.35%	140%	145%
6	5.75%	4.04%	6.35%	4.64%	2.20%	1.60%	2.31%	1.90%	135%	140%
7	3.94%	2.88%	4.54%	3.48%	1.56%	1.10%	1.87%	1.50%	105%	135%
8	2.78%	1.69%	3.40%	2.49%	1.06%	0.60%	1.47%	1.10%	85%	100%
9	1.61%	0.71%	2.39%	1.31%	0.57%	0.20%	1.06%	0.60%	65%	65%
10	0.65%	0.00%	1.20%	0.00%	0.18%	0.00%	0.55%	0.00%	35%	35%
11+	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0%	0%
Using the factors available in the table above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
A surrender in the last month of policy year 2.
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The policy is a non-modified endowment contract.
Cash Value =$200,000.
75% Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount).
25% Rider Specified Amount Allocation (as a percentage of the Total Specified Amount).
Cumulative Premium Load =$15,250.
60% Enhancement Schedule A and 40% Enhancement Schedule B election.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Benefit = [X (Base policy Specified Amount Allocation) + Y (Rider Specified Amount Allocation)] x Cash Value
Where: X	=	[(Enhancement Schedule A election) (base policy Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Base policy Enhancement Percentage Schedule B)]
	=	[(60%)(13.69%) + (40%)(11.39%)] =12.77%
Y	=	[(Enhancement Schedule A election) (Rider Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Rider Enhancement Percentage Schedule B)]
	=	[(60%)(5.10%)] + [(40%)(3.80%)] =4.58%
	=	[(12.77%)(0.75) + (4.58%)(0.25)] x $200,000
	=	(10.73%) x $200,000
	=	$21,445.00
Enhancement Cap = [(Enhancement Schedule A election) (Enhancement Cap percentage Schedule A) +
(Enhancement Schedule B election) (Enhancement Cap Percentage Schedule B)] x cumulative Premium Load=[(60%) (155%) + (40%) (140%)] x $15,250 =149% x $15,250 =$22,722.50
Since $21,445.00 is below the $22,722.50 Enhancement Cap, the Enhancement Benefit here is $21,445.00.
75

Appendix D: Examples of Charge Blending
For Policies with Applications Signed On or After January 2, 2010
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in year 3.
•	The Total Specified Amount is $1,000,000.00.
•	The Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. Therefore, the Base Policy Specified Amount Allocation is 80% and Rider Specified Amount Allocation is 20%.
In each table, the first column after the "Policy Year" column shows charges associated with the Base Policy, the second column shows charges associated with the Supplemental Insurance Rider and the third column shows how those charges will be "blended" with an election of the Supplemental Insurance Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine weighted average, the charge amount attributed to base policy charges and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.
For the examples below, assume:
Policy year 3
Total Specified Amount is $1,000,000.00
Total Specified Amount is allocated 80% to Base Policy Specified Amount and
20% to Rider Specified Amount; therefore,
Base Policy Specified Amount Allocation is 80%
Rider Specified Amount Allocation is 20%
All of the tables and calculation examples use the current charges as disclosed in the "In Summary: Fee Tables" section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Premium Load charge is calculated.
Total Premium Load Charges
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
[(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.02)]
= [(0.048)] + [(0.004)]
= 0.052 or 5.20% of Premium received during the policy year.
Annualized Variable Account Asset Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
76

Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Using the charges in the table above and the assumptions in the example listed above, here is how the annualized Variable Account Asset Charge is calculated.
Annualized Variable Account Asset Charge
= [(Base Policy Specified Amount Allocation) x (Base Variable Account Asset Charge)] + [(Rider Specified Amount Allocation) x (Rider Variable Account Asset Charge)] = [(0.80) x (0.0025)] + [(0.20) x (0.0025)]
= [(0.002)] + [(0.0005)]
= 0.0025 or 0.25% of the daily net assets allocated to the Sub-Accounts.
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$20.00	$68.00
2	$80.00	$20.00	$68.00
3	$80.00	$20.00	$68.00
4	$80.00	$20.00	$68.00
5	$80.00	$20.00	$68.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Per $1,000 of Total Specified Amount charge is calculated.
Per $1,000 of Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Per $1,000 of Base Policy Specified Amount Charge)] + [(Rider Specified Amount Allocation) x (Per $1,000 of Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($20.00)]
= [($64.00)] + [($4.00)]
= $68.00, deducted monthly from Cash Value.
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.08689	0.04033	0.07758
2	0.10017	0.04698	0.08953
3	0.11223	0.05474	0.10073
4	0.12556	0.06377	0.11320
5	0.18135	0.07430	0.15994
*	Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance per $1,000 charge is calculated.
Cost of Insurance Per $1,000 Charge
= [(Base Policy Specified Amount Allocation) x (Base Cost of Insurance Per $1,000)] + [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Per $1,000)]
= [(0.80) x (0.11223)] + [(0.20) x (0.05474)]
= [(0.089784)] + [(0.010948)]
77

= 0.10073 per $1,000 of Net Amount At Risk.
For Policies with Applications Signed Before January 2, 2010
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Annualized Variable Account Asset Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$1,320.00	$240.00	$1,104.00
2	$1,320.00	$240.00	$1,104.00
3	$1,320.00	$240.00	$1,104.00
4	$1,320.00	$240.00	$1,104.00
5	$1,320.00	$240.00	$1,104.00
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.07414	0.04033	0.06738
2	0.08527	0.04698	0.07761
3	0.09807	0.05474	0.08940
4	0.11279	0.06377	0.10298
5	0.12972	0.07430	0.11863
78

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-43671

BAE Future Corporate VULSM
Corporate Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2019.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial advisor, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
The policy owner should read this entire prospectus, and the policy, and consult with a trusted financial advisor. To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group One Nationwide Plaza, 1-11-401 Columbus, OH 43215-2220
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
1

The policy is intended to be sold through corporate sponsored benefit programs. When purchased in connection with such benefit programs, the policy may qualify for simplified underwriting. Simplified underwriting means that a physical examination to obtain medical information on the Insured is generally not required to issue the policy.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under this policy unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. However, policy owners may elect to continue to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Asset Allocation Fund: Class 2
•	American Funds Insurance Series® - Bond Fund: Class 2
•	American Funds Insurance Series® - Global Bond Fund: Class 2
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
•	American Funds Insurance Series® - Growth Fund: Class 2
•	American Funds Insurance Series® - Growth-Income Fund: Class 2
•	American Funds Insurance Series® - International Fund: Class 2
•	American Funds Insurance Series® - New World Fund®: Class 2
•	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
•	Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio
•	Davis Variable Account Fund, Inc. - Davis Value Portfolio
•	Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A
•	Deutsche DWS Variable Series II - DWS CROCI® U.S. VIP: Class B
•	Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B
•	Dimensional - VA International Small Portfolio
•	Dimensional - VA U.S. Targeted Value Portfolio
•	Dimensional - VIT Inflation-Protected Securities Portfolio
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated Fund for U.S. Government Securities II
•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
2

•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
•	Invesco - Invesco V.I. American Value Fund: Series I Shares
•	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
•	Invesco - Invesco V.I. High Yield Fund: Series I Shares
•	Invesco - Invesco V.I. International Growth Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
•	Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Janus Henderson VIT Enterprise Portfolio: Service Shares
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Mid Cap Value Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
•	Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
•	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
3

•	Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
•	Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
•	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
•	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
•	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
4

•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Discovery Fund: Class 2
•	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account
5

6

Table of Contents (continued)
7

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of the policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
8

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center. Transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Examination Right
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Change of Insured Rider (no charge)
•	Supplemental Insurance Rider
For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
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Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your registered representative at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
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Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Premium Load Charge[1]	Upon Making A Premium Payment	Maximum: 12.00% from each Premium payment
Partial Surrender Fee	Upon Partial Surrender	Maximum: the lesser of $25 or 2% of the amount surrendered
Current Charge: $0
[1]	For policies with applications dated before January 1, 2009, the maximum charge for the Premium Load Charge is 9.00%. The Premium Load Charge is intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The
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actual amount a taxing authority assesses may not equal the Premium taxes charged. If the actual tax liability is more or less, the charge will not be adjusted retroactively.
The maximum charge is reduced to 5.5% of each Premium payment starting with the sixth policy year (for policies with applications dated before January 1, 2009, the maximum charge is reduced to 5.5% of each Premium payment starting with the eighth policy year). Currently, the charges for policies vary according to the time of purchase, the amount of the Supplemental Insurance Rider, and the amount of annual Premium, see Premium Load Charge.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge1†	Monthly	Minimum: $0.03 per month	Maximum: $83.33 per month	Representative: $0.20 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Base Policy Specified Amount and Rider Specified Amount of $250,000	Per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra Charge assessed
Variable Account Asset Charge[3]	Daily, Based on an Annual Effective Rate	Maximum: 0.90% of daily net assets	Current: 0.25% of daily net assets
Proportionately from Cash Value allocated to Sub-Accounts
Policy Loan Interest[4]	Annually (Accrues Daily)	Maximum: 3.50% of the outstanding policy loan
Current: 2.80% of the outstanding policy loan
Administrative Charge	Monthly	Maximum: $10 per month	Current: $5 per month
Proportionately from Cash Value allocated to Sub-Accounts
Base Policy Specified Amount Charge[5]	Monthly	Minimum: $0.01 Per $1,000 of Base Policy Specified Amount	Maximum: $0.40 Per $1,000 of Base Policy Specified Amount	Representative: $0.08 per month(2)
Proportionately from Cash Value allocated to Sub-Accounts and the Fixed Account
Supplemental Insurance Rider Cost of Insurance6†	Monthly	Minimum: $0.01 per month	Maximum: $83.33 per month	Representative: $0.10 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Rider Specified Amount $250,000	Per $1,000 of Rider Specified Amount Proportionately from Cash Value allocated to Sub-Accounts
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Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Supplemental Insurance Per $1,000 of Rider Specified Amount[7]	Monthly	Minimum: $0.01 Per $1,000 of Rider Specified Amount	Maximum: $0.40 Per $1,000 of Rider Specified Amount	Representative: $0.02 per month
Proportionately from Cash Value allocated to Sub-Accounts and the Fixed Account
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Cost of Insurance Charge varies according to the Insured's age; underwriting class; the number of years from the Policy Date; and the Net Amount At Risk. The charge will increase over time but will never exceed the maximum shown. For policies issued with applications dated before January 2, 2010, the Representative amount is $0.15 per month. For policies issued with applications dated before January 1, 2009, the Representative amount is $0.52 per month and the Cost of Insurance Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Base Policy Specified Amount.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[3]	For policies issued with applications dated before January 1, 2009, the maximum guaranteed charge is 0.75% of daily net assets. Currently, the Variable Account Asset Charge declines over time, as follows:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16-20	Charge for policy years 21+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets	0.10% of daily net assets
[4]	Currently, for policies issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter, see Policy Loans.
[5]	The Base Policy Specified Amount Charge is only assessed for policies with applications dated on or after January 1, 2009. The Base Policy Specified Amount Charge is only assessed on the Base Policy Specified Amount. Different and separate charges will be applied for any Rider Specified Amount under the Supplemental Insurance Rider. The Base Policy Specified Amount Charge varies by policy based on the length of time the policy has been In Force. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see Base Policy Specified Amount. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount. The Representative Per $1,000 of Base Policy Specified Amount charge is $0.08 monthly for policies with applications signed on or after January 2, 2010. For policies with applications signed before January 2, 2010 the Representative Per $1,000 of Base Policy Specified Amount charge is $0.11 monthly.
[6]	For policies issued with applications dated before January 1, 2009, the Representative amount is $0.20 per month. The Supplemental Insurance Rider Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Rider Specified Amount, see Supplemental Insurance Rider.
[7]	The Supplemental Insurance Per $1,000 of Rider Specified Amount Charge is only assessed on the Rider Specified Amount. A different charge will be applied for any Base Policy Specified Amount under the policy. The Supplemental Insurance Per $1,000 of Rider Specified Amount Charge varies by policy based on the length of time the policy has been In Force and the Base Policy Specified Amount. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges and an example of how the Per $1,000 of Rider Specified Amount Charge is blended with the Base Policy Specified Amount Charge, see Supplemental Insurance Rider. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount.
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The next table shows the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.10%	1.64%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar month but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
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Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the New York Stock Exchange's (NYSE) close of business, normally 4:00 p.m. EST, on each day that it is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
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(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and
(c)	is the Variable Account Asset Charge.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
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Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner can make transfers involving the Fixed Account. These transfers will be in dollars. The frequency and amount of transfers involving the Fixed Account are subject to the following restrictions.
Transfers to the Fixed Account
On transfers to the Fixed Account, the policy owner is prohibited from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, Nationwide will refuse any transfer to the Fixed Account if the Cash Value allocated to the Fixed Account comprises more than 25% of the policy's Cash Value. These restrictions do not apply if the policy owner chooses to exercise the right of conversion, see Right of Conversion.
Transfers from the Fixed Account
Transfers from the Fixed Account to the Sub-Account(s) during a policy year are limited to the greater of: (a) 10% of that portion of the Cash Value attributable to the Fixed Account as of the end of the previous policy year; or (b) 120% of the amount transferred from the Fixed Account during the previous policy year. Transfers are also limited to one transfer from the Fixed Account to the Sub-Accounts during any 90 day period.
Transfer requests that exceed the current Fixed Account limits will not be processed. Fixed Account and Sub-Account allocations will remain as they were prior to the request to the extent they exceed the limits.
Any restrictions that are implemented will be applied consistently and uniformly and upon advance notice to the policy owner. Nationwide may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, Nationwide Business Solutions Group, One Nationwide Plaza (1-11-401), Columbus, Ohio 43215-2220
•	by fax at 1-855-677-2357
•	by Internet at www.nationwide.com
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
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Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
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The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.
The policies are based upon actuarial tables that may distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of sex-distinct underwriting on any employment related insurance or benefit program before purchasing the policy.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies or ceases to be in existence before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate or successor-in-interest, if the policy owner is not the Insured.
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Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies or ceases to be in existence before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die or cease to exist before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no beneficiary or contingent beneficiary is alive or in existence upon the Insured's death, the Death Benefit Proceeds will be payable to the policy owner.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the issue ages of 18 to 79. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
Initial Premium Payment
The initial Premium payment is due on the Policy Date. Any due and unpaid policy charges will be subtracted from the initial Premium payment. Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid. The required initial Premium payment amount is stated in the Policy Data
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Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and Insured's age, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage Effective Date
Unless the policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied;
•	the Policy Date; or
•	the date the initial Premium is received at the Service Center.
If the policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:
•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to Nationwide; or
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least three months.
Nationwide has the right to reject any application for insurance. If an application is rejected, the Premium will be returned to the policy owner within two business days of the date the decision to reject an application is made.
With respect to any reinstatement or increase in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the supplemental application. With respect to any decrease in coverage, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide receives the request.
Insurance coverage will end upon the Insured's death, the policy owner terminates coverage in writing, Nationwide pays the Maturity Proceeds, the Grace Period ends, or the policy is surrendered in full.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
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Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
If this policy is completely surrendered and the Proceeds are paid directly to the policy owner, an Enhancement Benefit may be payable under the policy. The Enhancement Benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy. The Enhancement Benefit serves as a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
Nationwide does not make any deposits to the separate account or Fixed Account as a result of this benefit. There are no investment results associated with the Enhancement Benefit. This enhancement payment will not be made from the policy but is a general account obligation of Nationwide. This means the Enhancement Benefit, including the policy owner’s right to receive payment, is subject to Nationwide’s claims paying ability. Any claim to payment of the Enhancement Benefit may be subordinate to other claims on the general account in the event Nationwide becomes insolvent. Nationwide may postpone payment of the Enhancement Benefit for up to six months from the date of a surrender request.
The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the accumulated Premiums paid and the actual Cash Surrender Value. A benefit of the Enhancement Benefit to a corporate policy owner is to allow the policy in the early policy years to more closely track the corporate liability it is
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intended to off-set. The difference between the accumulated Premiums paid and the Cash Surrender Value is generally greater in the early policy years due to the upfront costs associated with purchasing the policy and the lack of time for the policy's Cash Value to grow. This is accomplished by lowering the cost associated with a surrender in the early policy years.
The Enhancement Benefit is calculated as a percentage of Cash Value and is subject to a maximum cap as shown in Appendix C: The Enhancement Benefit. Since the policy’s Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. Additionally, if the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider, see Appendix C: The Enhancement Benefit. The Enhancement Benefit guaranteed duration and guaranteed minimum amount are stated on the Policy Data Pages. Currently, the Enhancement Benefit is available for the first nine policy years if the policy is a modified endowment contract and ten policy years if the policy is not a modified endowment contract. Nationwide may, at any time, change, decrease or eliminate the Enhancement Benefit after the guaranteed duration stated on the Policy Data Pages in a manner that is not unfairly discriminatory.
The Enhancement Benefit is payable only upon a complete surrender of a policy that meets the following conditions:
(1)	the Enhancement Benefit is not available during the right to cancel period;
(2)	the surrender Proceeds must be payable to the policy owner. The Enhancement Benefit is not payable on a complete surrender that qualifies as a Code Section 1035 exchange; and
(3)	the Enhancement Benefit is not available in conjunction with a policy loan or a partial surrender, or Lapse.
Policy owners should consult with a tax advisor about the tax treatment of the Enhancement Benefit.
Changing the Amount of Insurance Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between issue ages of 18 to 79 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Supplemental Insurance Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy.
Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and applied backwards ending with the original Base Policy Specified Amount. Decreases to the Base Policy Specified Amount may decrease policy charges calculated per $1,000 of Base Policy Specified Amount or Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
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Right to Irrevocably Transfer Cash Value to the Fixed Account
At any time while the policy is In Force, a policy owner may elect to irrevocably transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to Fixed Account transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts;
•	allocations of future Premium, transfers, or loan repayments to the Sub-accounts will not be permitted;
•	a Variable Account Asset Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Terminating the Policy
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.
Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
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Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
Standard Policy Charges
Nationwide takes deductions from Premium payments and/or the Cash Value to compensate it for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Nationwide may generate a profit from any of the charges assessed under the policy and certain expenses may be recovered utilizing more than one charge.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. Interest charged and interest credited against policy loans may result in net charges. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and rider(s). Certain charges will vary according to individual characteristics of the Insured. The Insured is assigned to an underwriting class according to his/her Issue Age, sex (if not unisex classified), tobacco rate type, type of evidence of insurability, and any Substandard Ratings. In evaluating and underwriting a corporate or legal entity purchasing the policy, and setting policy charges, Nationwide may take into account several factors, including the purpose for which the policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency. The policy owner can request an illustration of specific costs and/or see the Policy Data Pages for information about specific policy charges.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured’s of the same Issue Age, sex, rate class, rate type, any Substandard Rating, and Base Policy Specified Amount whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy’s Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy’s Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Percent of Premium Charge
Nationwide deducts a Percent of Premium Charge from each Premium payment to partially reimburse it for sales expenses and Premium taxes, and certain actual expenses, including expenses related to the sale of the policy. The Variable Account Asset Charge is also designed to partially reimburse us for these expenses. The Percent of Premium Charge also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Each premium payment is divided into contributions towards Target Premium and Excess Premium. Target Premium is an annual Premium based on the Base Policy Specified Amount (i.e., the Policy without any Riders) and the Insured's age and underwriting class. A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium. The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Policy Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium.
In general, election of the Supplemental Insurance Rider decreases the policy’s Target Premium because of policy charge blending (an example of policy charge blending is provided in Appendix D: Examples of Policy Charge Blending). A lower Target Premium impacts the amount of Percent of Premium Charge assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium. The Percent of Premium Charge is generally less when assessed against Excess Premium than when assessed against Target Premium during the early years following policy issuance or after an increase in the Total Specified Amount.
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The chart below shows the current Premium Loads on Target Premium and Excess Premium.
Policy Year	Premium Paid Up To Target Premium	Premium Paid In Excess of Target Premium
1	10%	0%
2	8%	0%
3	6%	0%
4	5%	0%
5	4%	0%
6	3%	0%
7	2%	0%
Nationwide may waive the Percent of Premium Charge on the initial Premium paid into this policy as part of a sponsored exchange program to another Nationwide policy, as permitted under the securities laws and/or rules or by order of the SEC.
Illustration Charge
Nationwide only assesses an Illustration Charge for excessive requests for In Force policies. Excessive requests means more than 10 in any 12 month period. This charge compensates Nationwide for the administrative costs of generating the illustration. This charge will not exceed $25 per illustration requested. Any Illustration Charge must be paid at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.
The Illustration Charge is not applicable to requests for illustrations of prospective policies during the sales process.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex (if not unisex classified), tobacco use, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
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Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Non-Medical Underwriting
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Base Policy Specified Amount Charge
For policies with applications dated on of after January 1, 2009, Nationwide deducts a monthly Base Policy Specified Amount charge from the policy's Cash Value to compensate for sales, underwriting, distribution and issuance of the policy. This charge is not assessed on policies issued with applications dated prior to January 1, 2009. The charge applicable to the policy depends on the Total Specified Amount (the Base Policy Specified Amount and the Rider Specified Amount, if any). The maximum guaranteed monthly Specified Amount Charge is $0.40 Per $1,000 of Base Policy Specified Amount (unless the Policy is purchased in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed monthly Specified Amount Charge is $0.085 Per $1,000 of Base Policy Specified Amount). The Base Policy Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. In the policy, the Base Policy Specified Amount charge is referred to as the "Specified Amount Charge."
A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider. If the policy owner elects that Rider, the Total Specified Amount charges paid will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider. To determine Total Specified Amount charges, the amount of the Base Policy Specified Amount charge must be added to the amount of the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount. The end result is a charge blending. For further explanation of this blending, including an example, see the "Supplemental Insurance Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.
Variable Account Asset Charge
Nationwide deducts a daily Variable Account Asset Charge based on the amount of Cash Value allocated to the Sub-Accounts. This charge is reflected in the daily accumulation unit value that is used to price the accumulation units, see Valuation of Accumulation Units. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for certain actual expenses, including a partial reimbursement of acquisition costs and premium taxes not covered by Premium Load charges. The charge also helps Nationwide off-set expense risks associated with the policy, such as the risk that the costs of issuing and administering the policy will be more than expected, the risk that lapse and surrender rates will be higher than expected, and the charge may provide profit to Nationwide. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The Variable Account Asset Charge is guaranteed not to exceed 0.90% of the policy's Cash Value, on an annualized basis. For policies issued with applications dated before January 1, 2009, this charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis. The table below shows the current Variable Account Asset Charges.
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets
A different Variable Account Asset Charge schedule applies to policies with applications signed before January 1, 2006:
Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets
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Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $5 per month in all policy years. The maximum guaranteed charge is $10 per month in all policy years.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum of 40% of first year premiums and 15% for renewal premiums after the first year. For policies with applications dated before January 1, 2009, the total compensation will not exceed a maximum of 29.5% of first year premiums and 11.5% for renewal premiums after the first year. Commission may also be paid as an asset-based amount instead of a Premium based amount. If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned cash value per year. For policies with applications dated before January 1, 2009, if an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual registered representatives typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the registered representative or Nationwide Business Solutions Group to know the exact compensation arrangement associated with this policy.
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Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Change of Insured Rider
This Rider is automatically issued with the policy with no associated charge. The policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will be based on characteristics of the new Insured including the new Insured’s Attained Age, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
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(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount shown on the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Charge
There is no charge associated with the Change of Insured Rider.
Supplemental Insurance Rider
General Information on the Benefits and Operation of the Supplemental Insurance Rider
This Rider will modify the amount of insurance coverage (Death Benefit) under the policy. The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable to the Beneficiary upon the Insured's death; and (3) annually renewable until the Insured reaches Attained Age 100. The charges for the Rider are calculated in the same manner as those applicable to the Base Policy.
Currently, if the policy owner chooses to purchase coverage under this Rider and concurrently reduce the Base Policy Specified Amount by an off-setting amount, some of the charges associated with the policy will be reduced because charges under the Rider may be lower than the corresponding charges under the base policy. Rider policy charges are lower in most cases because the Rider is term insurance. The greater the allocation is to the Rider, the lower the overall charges will be under the policy. See Appendix D: Examples of Charge Blending for examples showing how charges are "blended" when the Supplemental Insurance Rider is elected.
Note that:
•	Certain benefits that are normally available under the policy may be reduced or eliminated when this Rider is in effect;
•	In some years and/or at some ages, the cost of insurance charge for the Rider is more expensive than the cost of insurance for the base policy;
•	The Rider's Death Benefit terminates when the Insured reaches Attained Age 100; and
•	The compensation rates payable to the selling broker-dealer are lower on this Rider than those on the base policy.
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The policy owner may purchase the Rider at the time of application or, subject to Nationwide’s approval, at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If purchased at the time of application, the effective date of the Rider is the same as the effective date of insurance coverage. If purchased subsequently, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the written request, unless the policy owner specifies and Nationwide approves a different date. The Rider Specified Amount may be combined with the Base Policy Specified Amount to satisfy the minimum Total Specified Amount shown on the Policy Data Page. However, while the Rider is in effect, the Base Policy Specified Amount must be at least 10% of the minimum Total Specified Amount. The policy owner may request to either increase or decrease the Total Specified Amount, subject to certain restrictions.
Rider Specified Amount Increases and Reductions Due to Partial Surrender
All increases and decreases of Rider Specified Amount, including decreases due to partial surrender are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
Charges Associated with the Supplemental Insurance Rider
The Supplemental Insurance Rider charges listed below are different from the charges under the Base Policy. These charges will be applied to coverage under the Supplemental Insurance Rider and are in addition to the charge(s) paid on coverage under the base policy.
•	Rider Cost of Insurance Charge (for all policies); and
•	Per $1,000 of Rider Specified Amount Charge (only assessed on policies with applications dated on or after January 1, 2009)
Rider Cost of Insurance Charge
If the policy owner elects the Supplemental Insurance Rider, a monthly Supplemental Insurance Rider Cost of Insurance charge will be deducted to compensate Nationwide for providing term life insurance on the Insured, regardless of the Policy Date. This charge is determined by multiplying the Rider's cost of insurance rate by the Rider's Death Benefit (described below). Nationwide bases the Supplemental Insurance Rider cost of insurance rate on expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Supplemental Insurance Rider cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, and the number of years from the Policy Date.
The Supplemental Insurance Rider Cost of Insurance Charge will be deducted proportionally from the Sub Account allocations and the Fixed Account. Because the Rider charge is deducted from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
Per $1,000 of Rider Specified Amount Charge
If the policy owner purchases the Supplemental Insurance Rider with an application dated on or after January 1, 2009, Nationwide will deduct a monthly Per $1,000 of Rider Specified Amount Charge from the policy's Cash Value to compensate for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between the Base Policy Specified Amount and the Rider Specified Amount. The Specified Amount charge for the combination of the base policy and the Supplemental Insurance Rider is determined using a weighted average (i.e., a blend that uses the relative proportions of the base and Rider Specified Amounts) of the base and Rider charges.
The Per $1,000 of Rider Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. The table below shows the current Per $1,000 of Rider Specified Amount Charges. The maximum guaranteed monthly Supplemental Insurance Rider Per $1,000 Specified Amount Charge is $0.40 Per $1,000 of Rider Specified Amount (unless the Policy is purchased in the state of New York, where the maximum guaranteed monthly Rider Specified Amount Charge is $0.085 Per $1,000 of Rider Specified Amount). To determine Total Specified Amount charges, add the amount of the Per $1,000 of Base Policy Specified Amount charge to the Per $1,000 of Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and the elected Rider Specified Amount. The end result is a charge blending, see Appendix D: Examples of Charge Blending.
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Death Benefit Calculations with the Supplemental Insurance Rider
The death benefit option chosen for the base policy will also be the death benefit option for the Rider and calculation of the Death Benefit. The current death benefit option in effect is shown on the Policy Data Page. The Death Benefit is calculated as the greater of: (1) the Total Specified Amount; or (2) the Minimum Required Death Benefit (which will differ depending on whether the guideline Premium/Cash Value corridor test or the Cash Value accumulation test is used).
After the Death Benefit is calculated, it is allocated between the elected amounts of base policy and this Rider.
(1)	Base Policy Death Benefit – The amount of the Death Benefit allocated to the base policy is calculated using the formula below.
Base Policy Death Benefit = CV + (Total NAAR) x (Base Policy Specified Amount)/(Total Specified Amount)
Where:
CV = the Cash Value of the policy
Total NAAR = the total Net Amount At Risk which is the Death Benefit minus the Cash Value
The formula above determines the portion of the Death Benefit applied to the base policy by determining the ratio Base Policy Specified Amount bears to Total Specified Amount.
(2)	Supplemental Insurance Rider Death Benefit – The amount of the Death Benefit we allocate to the Supplemental Insurance Rider is calculated by taking the Death Benefit and subtracting the Base Policy Death Benefit (as calculated in item 1 above).
In most instances, charges end up being lower if the policy owner allocates as much coverage as possible to the Rider.
Total Specified Amount remains the same unless the policy owner specifically request an increase or decrease. All increases or decreases are done proportionally based on the established allocation between Rider Specified Amount and Base Policy Specified Amount.
If the Cash Value increases, the portion of the Death Benefit attributable to this Rider may, at times, be less than the Rider Specified Amount. If the Cash Value decreases, the portion of the Death Benefit attributable to the base policy may, at times, be less than the Base Policy Specified Amount.
Terminating the Rider
The policy owner may terminate this Rider by submitting a written request to the Service Center. Nationwide may require that the policy owner submit the policy for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in the pattern of policy charges for the base policy and this Rider. If the Rider is terminated, the calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.
Nationwide reserves the right to deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the Owner if the policy's non-modified endowment contract status is in jeopardy.
This Rider also terminates upon the earliest of the following dates:
•	The date policy is surrendered or terminated;
•	The date the policy Lapses;
•	The Insured's death; or
•	The date the Insured reaches Attained Age 100.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value attributable to this Rider available to upon termination of this Rider.
In most instances, terminating the Rider will not be to the policy owner’s advantage. If the policy owner decides to terminate the Rider, the policy owner should carefully discuss this decision with the registered representative or a qualified financial advisor.
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Policy Owner Services
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Policy owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in certain Sub-Accounts based upon a preset allocation. There is no additional charge associated with choosing a GPS.
GPS portfolios are available under the policy at the time of application and can be added after the Policy Date by contacting the Service Center. The policy owner may elect only one GPS portfolio and the total allocation to that portfolio must equal 100%.
A GPS is a static allocation strategy. In other words, the allocations or "split" between the underlying Sub-Accounts is not monitored or adjusted to reflect changing market conditions. As such, Nationwide will not automatically rebalance Cash Value allocated to a GPS portfolio to ensure that the assets remain allocated to the underlying Sub-Accounts in the same proportion that they were allocated at the time of election. Further, Nationwide will not automatically rebalance, or otherwise modify the policy owner's allocations to the underlying Sub-Accounts to reflect changes in the GPS portfolio split or changes in available Sub-Accounts subsequent to the policy owner's original GPS election.
Nationwide is not providing investment advice by providing GPS. The policy owner may elect to transfer out among the Sub-Accounts at any time subject to the terms of this prospectus. For additional information about the Sub-Accounts that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value (i.e., the sum of existing Indebtedness and the loan request cannot exceed 90% of the Cash Value as of the loan date). Any applicable Enhancement Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
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The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.50% per annum. For policies issued with applications prior to January 1, 2009, the maximum annual interest rate is 3.75% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Currently, for polices issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.0% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
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Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid lapsing the Policy. This amount is equal to four times the current monthly deductions.
If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
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Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. No Enhancement Benefit will be paid if the policy is surrendered pursuant to Section 1035 of the Code or paid to anyone other than the policy owner. See Payment of Policy Proceeds for additional information.
Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Nationwide may require that the policy be sent to the Service Center for endorsement.
Nationwide may limit the number of partial surrenders to one per policy year. Currently, the number of partial surrenders is not limited. Nationwide will notify the policy owner in writing if the number of partial surrenders permitted become subject to limits. The minimum amount of any partial surrender request is $500. The maximum amount of a partial surrender in any given policy year is equal to (a) minus (b) minus (c) where:
(a)	is Cash Value;
(b)	is Indebtedness; and
(c)	is the greater of $500 or the last three monthly deductions.
Any applicable Enhancement Benefit is not available to be taken as a partial surrender.
If the policy owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, Nationwide will surrender amounts from the Fixed Account.
A partial surrender cannot result in the Total Specified Amount being reduced below the minimum Total Specified Amount indicated on the Policy Data Pages or disqualifying the policy as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.
Reduction of the Total Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Total Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk (unless the partial surrender is a preferred partial surrender). Reduction of the Total Specified Amount is proportional between the Base Policy Specified Amount and the Rider Specified Amount. The Total Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Total Specified Amount.
Any reduction of the Total Specified Amount will be made in the following order: against the most recent increase in the Total Specified Amount, then against the next most recent increases in the Total Specified Amount in succession, and finally, against the initial Total Specified Amount.
Preferred Partial Surrenders
A preferred partial surrender is a partial surrender that:
•	occurs before the 15th policy anniversary; and
•	when added to any prior preferred partial surrenders taken in the same policy year, does not exceed 10% of the Enhanced Cash Value as of the beginning of that policy year.
Preferred partial surrenders do not result in a reduction of the Total Specified Amount. The Total Specified Amount will only be reduced if the total partial surrender is greater than the amount that qualifies as a preferred partial surrender. If the total partial surrender exceeds the amount that qualifies as a preferred partial surrender, then the Total Specified Amount will be reduced only by the difference between the total partial surrender and the preferred partial surrender.
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Preferred partial surrenders are non-cumulative. This means that any part of a preferred partial surrender not taken in a given policy year, cannot be added to the available preferred partial surrender amount in any later years.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Proceeds payable upon the death of the Insured are equal to the Death Benefit reduced by policy Indebtedness and unpaid charges and increased by any insurance provided by Riders. Also, policies to which an "Enhancement Benefit" is available as of the time the Proceeds become payable may receive an additional payment, see Enhancement Benefit.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1
The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.
Death Benefit Option 2
The Death Benefit is the greater of the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.
Death Benefit Option 3
The Death Benefit is the greater of the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as of the Insured's date of death, subject to applicable maximums), or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 3 provides a stated amount of Death Benefit coverage plus a return of accumulated Premium and potential interest. Typically, Death Benefit Option 3 is elected by policy owners who are interested in a policy that provides a pre-determined amount of life insurance coverage, while also providing a return of Premium. The return of Premium component may be advantageous to corporate policy owners who have a need to off-set or account for a corporate liability.
In deciding which death benefit option to elect, the policy owner should consult with a registered representative about the costs and advantages and/or disadvantages of each option. Additionally, the policy owner should request and review policy illustrations representing each option. For policies in which an Enhancement Benefit is available at the time the Death Benefit Proceeds become payable, an additional benefit may be paid, see Enhancement Benefit.
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Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value, after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Enhanced Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Enhanced Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
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Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Maximum Death Benefit
For policies issued after the later of May 1, 2002, or the date approved in the state where the policy is issued, Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Pages. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, for Death Benefit Options 1 and 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For Death Benefit Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Death Benefit Option 3 maximum increase and (b) the accumulated premium account; and (ii) the sum of the Cash Value and $8,000,000.00.
For each Valuation Period and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit. If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender will be processed from the policy so that the Death Benefit after the partial surrender is 90% of the Maximum Death Benefit. The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the Supplemental Insurance Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
If the policy owner elected Death Benefit Option 3 and the accumulated premium account is greater than the Cash Value, Nationwide may reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction. For example, if the Cash Value is $100 and the accumulated premium account is $102, Nationwide would reduce the accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium account will not become less than zero because of the reduction. Nationwide will notify the policy owner in writing of any reduction in the accumulated premium account within 30 days of the reduction.
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Pages with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
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Nationwide will not contest a policy after a change in the Insured pursuant to the Change of Insured Rider after it has been In Force during the new Insured's lifetime for two years from the Change Date, and in some states, within two years from a reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount was accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured (pursuant to the terms of the Change of Insured Rider, if elected and invoked), Nationwide will pay no more than the Cash Value as of the Change Date, plus any Premium paid since such date, less any Indebtedness, and less any partial surrenders.
If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within two years of the Policy Date, Nationwide will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy. This provision only applies if the exchanged policy was originally issued more than two years prior to the Policy Date of this policy.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Taxes, Surrendering the Policy; Maturity.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	Death Benefit Option 2 and Death Benefit Option 3 (for policies with applications dated on or after January 1, 2009) will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Total Specified Amount plus the greater of the accumulated Premiums and Cash Value if the Death Benefit is Option 3;
•	100% of the policy's Cash Value (for policies with Death Benefit Option 1) or the accumulated premium payments (for policies with Death Benefit Option 3 and applications dated before January 1, 2009) will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
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•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date.
Note: If the Supplemental Insurance Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
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Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
H.R. 1, the Tax Cuts and Jobs Act (the "Act") enacted on December 22, 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide will monitor the policy's compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.
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Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash from the policy depends on whether the policy is also a modified endowment contract ("MEC") under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a MEC ("non-MEC") are more advantageous than the tax consequences of owning a life insurance policy that is a MEC.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life insurance policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy that takes into account the policy owner's individual facts and circumstances.
In general, interest the policy owner pays on a loan from a policy will not be deductible. Also, if a loan from a policy that is a non-MEC is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as MECs. If a policy is issued as a MEC, it will always be a MEC; a policy that is not issued as a MEC can become a MEC due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines MECs as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 policy years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a MEC, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All MECs issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
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The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from MECs. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the "investment in the contract" (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a MEC, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a MEC. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a MEC. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits
Distributions from a life insurance policy that is not a MEC are generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after recovery of all the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a MEC may not be treated as being first a return of nontaxable premium as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued that causes a reduction in the specified amount of the death benefit may be fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequences and seek further information before requesting any changes in the terms of the policy.
In addition, unlike a MEC, a loan from a life insurance policy that is not a MEC is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not MECs are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or are deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a MEC. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of specificity in the guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under section 1(e) begins for the taxable year; for 2018, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
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Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Internal Revenue Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes are includible in modified adjusted gross income.
Sale of a Life Insurance Policy
If a life insurance policy is sold for a gain, all or a portion of the gain will be treated as ordinary income. In Revenue Ruling 2009-13, the IRS concluded that the amount of gain realized from the sale of a life insurance policy is equal to the amount received (which can include relief from, or assumption of debt) over the owner's basis in the policy. The portion of the gain that is equal to the excess of the cash surrender value over the investment in the policy would be treated as ordinary income; any additional gain would be short or long-term capital gain, depending on the holding period.
Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s basis in the life insurance policy is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s basis in the policy is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, Section 6050Yprovides that the exceptions to the transfer for value rules are not available to the transfer of any interest in a life insurance policy that is a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable. A reportable policy sale is the direct or indirect acquisition of any interest in a life insurance policy where the buyer has no substantial family, business, or financial relationship with the insured apart from the buyer’s interest in the life insurance policy.
Section 6050Y also provides special tax reporting requirements surrounding the post issue sale of a life insurance policy or the transfer of a life insurance policy to a foreign person that occurs on or after January 1, 2018. Section 6050Y requires the buyer of a post issue life insurance policy in a reportable policy sale to report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report the cost basis in the life insurance policy to the buyer and the IRS.
Upon later payment of the death benefit proceeds under a policy that was transferred in a reportable policy sale, the issuer of the life insurance policy is required to report the payment of the death benefit proceeds and an estimate of the buyer’s basis in the policy to the IRS and to the recipient of the death benefit proceeds.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of premium payments when the policy is surrendered in full. If, however, the policy is exchanged for another life insurance policy, MEC, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
The death benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of a Life Insurance Policy).
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The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner’s particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policy owner for the policy. Consequently, under this general rule, the entire death benefit, less the cost to the policy owner, will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of the premium for this purpose.
There are two exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied. First, if proper notice and consent are given and received, and if the insured was an employee at any time during the 12-month period before the insured's death, then Section 101(j) would not apply.
Second, if proper notice and consent are given and received and, at the time that the policy is issued, the insured is either a director, a "highly compensated employee" (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a "highly compensated individual" (within the meaning of Section 105(h)(5), except "35%" is substituted for "25%" in paragraph (C) thereof), then Section 101(j) would not apply.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
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It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner’s particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a MEC, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial advisor.
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The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
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Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
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Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the consolidated financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 2
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
American Funds Insurance Series® - Bond Fund: Class 2
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Global Bond Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
American Funds Insurance Series® - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks to provide you with long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
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Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Calvert Investment Management, Inc.
Sub-advisor:	Ameritas Investment Partners, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
Davis Variable Account Fund, Inc. - Davis Value Portfolio
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Sub-advisor:	Northern Trust Investments, Inc.
Investment Objective:	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Deutsche DWS Variable Series II - DWS CROCI® U.S. VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	Seeks to achieve a high rate of total return.
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2013
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	Long-term capital appreciation.
Dimensional - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Dimensional - VIT Inflation-Protected Securities Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
57

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).
Dreyfus Sustainable U.S. Equity Portfolio, Inc. (The): Initial Shares
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks long-term capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Fund for U.S. Government Securities II
Investment Advisor:	Federated Investment Management Company
Investment Objective:	To provide current income.
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
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Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
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Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term capital appreciation.
Invesco - Invesco V.I. American Value Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
62

Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Growth: Class II
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Janus Henderson VIT Balanced Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Enterprise Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
63

Janus Henderson VIT Mid Cap Value Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.
Janus Henderson VIT Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks capital growth over the long term.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio: Class VC
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
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MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (formerly, Morgan Stanley Variable Insurance Fund, Inc. - Mid Cap Growth Portfolio: Class I)
This Sub-Account is only available in policies issued before March 31, 2011
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Fund will, under normal circumstances, seek to achieve its investment objective of long-term capital growth by investing primarily in common stocks and other equity securities by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
65

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	Seeks to achieve a high level of current income, while also delivering capital appreciation.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
66

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BNY Mellon Asset Management North America Corporation
Investment Objective:	The Fund seeks to create the optimal portfolio by investing across equities (S&P 500 Index), bonds (Bloomberg Barclays U.S. Long Treasury Index) and cash.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management, LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high a level of current income as is consistent with the preservation of capital.
67

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective October 21, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
68

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; The Boston Company Asset Management, LLC; Wellington Management Company, LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
69

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
This Sub-Account is no longer available to receive transfers or new premium payments effective November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks to invest primarily in common stocks of mid- to large-capitalization companies that meet the Fund's quality oriented financial and environmental, social and governance criteria.
Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
70

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
71

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (formerly, T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio)
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
72

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd., M&G Investment Management Limited, Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Investment Advisor:	Granahan Investment Management, Inc.; The Vanguard Group, Inc.
Investment Objective:	Vanguard Variable Insurance Fund Small Company Growth Portfolio seeks to provide long-term capital appreciation.
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
73

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
74

Appendix B: Definitions
Accumulation Unit – The measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The amount payable to the policy owner upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The total of amounts allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Value upon a full surrender of the policy during the applicable policy years, provided the qualifying conditions have been satisfied.
Excess Premium – Any Premium applied to the policy that is not considered Target Premium.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100 for policies with applications dated prior to January 1, 2009. For policies with applications dated on or after January 1, 2009, the Maturity Date is the anniversary of the Policy Date on or next following the Insured reaching Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company, us, we, or our.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – The amount of Premium applied to the policy after the deduction of the Percent of Premium Charge.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
75

Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – The amount payable upon termination of the policy. Policy Proceeds may constitute the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Supplemental Insurance Rider.
SEC – The Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide’s operations processing facility, see Contacting the Service Center.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
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Appendix C: The Enhancement Benefit
The Enhancement Benefit is calculated monthly and is equal to the product of the Cash Value multiplied by the Enhancement Percentage. If an enhancement cap is applicable, the Enhancement Benefit will not to exceed the product of (a) and (b), where:
(a) = the Enhancement Cap Percentage (if applicable)
(b) = the Total Percent of Premium Charge Paid.
Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year. The benefit decreases to zero at the end of the ninth policy year if the policy is a modified endowment contract and tenth policy year if the policy is not a modified endowment contract.
Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. If the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider.
Policy owners may elect to modify their Enhancement Benefit by choosing at the time the policy is issued a percentage allocation between two Enhancement Benefit schedules, Schedule A and Schedule B. The enhancement percentages from the respective schedules will be blended, according to the allocation percentages elected to determine the Enhancement Benefit percentage applicable to a particular policy. This blending option allows the policy owner to more closely match the benefit to the corporate liability it is intended to off-set.
The A and B Enhancement Benefit schedules reflect different patterns of intended performance. Schedule A provides a greater Enhancement Benefit in early policy years and then decreases at a faster rate. Schedule B provides a lower Enhancement Benefit in the early policy years and decreases at a slower rate. The policy owner can choose any percentage blend between Schedule A and Schedule B. Policy owners should consult with a registered representative to determine an appropriate blending of Enhancement Benefit schedules that best fit their particular needs.
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting our Service Center.
Enhancement Benefit Factors for Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	4.70%	4.70%	3.70%	3.70%	155%
2	4.65%	4.15%	3.66%	3.25%	155%
3	4.10%	3.60%	3.21%	2.80%	150%
4	3.55%	3.05%	2.76%	2.35%	145%
5	3.00%	2.45%	2.31%	1.85%	140%
6	2.40%	1.85%	1.81%	1.35%	135%
7	1.80%	1.25%	1.31%	0.85%	105%
8	1.20%	0.65%	0.81%	0.40%	85%
9	0.60%	0.00%	0.37%	0.00%	65%
10	0.00%	0.00%	0.00%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Enhancement Benefit Factors for Non-Modified Endowment Contracts
Applicable Only to Policies With Applications Signed Before January 2, 2010
	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	15.85%	15.85%	5.20%	5.20%	155%
2	15.65%	13.41%	5.13%	4.40%	155%
3	13.22%	11.10%	4.33%	3.60%	150%
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	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
4	10.92%	8.88%	3.55%	3.00%	145%
5	8.70%	6.75%	2.96%	2.50%	140%
6	6.58%	4.66%	2.46%	2.00%	135%
7	4.52%	3.02%	1.96%	1.50%	105%
8	2.92%	1.86%	1.46%	1.00%	85%
9	1.78%	0.89%	0.96%	0.50%	65%
10	0.82%	0.00%	0.46%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, assume the following:
•	A surrender is requested in the last month of policy year 2.
•	The policy is a non-modified endowment contract.
•	The Cash Value is $200,000.
•	The Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
•	The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
•	The Cumulative Premium Load paid is $15,250.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage = (Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 13.41%) + (0.25 x 4.40%) =11.1575%
=11.1575% x $200,000 =$22,315.00Enhancement Cap =Enhancement Cap Percentage x cumulative Premium Load
=155% x $15,250 =$23,637.50
Since $22,315.00 is below the $23,637.50 Enhancement Cap, the Enhancement Benefit here is $22,315.00.
Enhancement Benefit Factors for Non-Modified Endowment Contracts: Blending of Enhancement Benefit Schedules
Applicable Only to Policies With Applications Signed On or After January 2, 2010
	Base Policy Enhancement Percentage Schedule A		Base Policy Enhancement Percentage Schedule B		Rider Enhancement Percentage Schedule A		Rider Enhancement Percentage Schedule B			Enhancement Cap Percentage Schedule A	Enhancement Cap Percentage Schedule B
Policy Year	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12
1	16.15%	16.15%	13.35%	13.35%	6.00%	6.00%	4.60%	4.60%	155%	140%
2	15.95%	13.69%	13.19%	11.39%	5.93%	5.10%	4.53%	3.80%	155%	140%
3	13.44%	10.70%	11.27%	10.00%	5.02%	4.10%	3.73%	3.00%	150%	140%
4	10.46%	7.87%	9.86%	8.37%	4.03%	3.20%	2.97%	2.60%	145%	140%
5	7.71%	5.90%	8.21%	6.50%	3.12%	2.25%	2.58%	2.35%	140%	145%
6	5.75%	4.04%	6.35%	4.64%	2.20%	1.60%	2.31%	1.90%	135%	140%
7	3.94%	2.88%	4.54%	3.48%	1.56%	1.10%	1.87%	1.50%	105%	135%
8	2.78%	1.69%	3.40%	2.49%	1.06%	0.60%	1.47%	1.10%	85%	100%
9	1.61%	0.71%	2.39%	1.31%	0.57%	0.20%	1.06%	0.60%	65%	65%
10	0.65%	0.00%	1.20%	0.00%	0.18%	0.00%	0.55%	0.00%	35%	35%
11+	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0%	0%
Using the factors available in the table above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
A surrender in the last month of policy year 2.
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The policy is a non-modified endowment contract.
Cash Value =$200,000.
75% Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount).
25% Rider Specified Amount Allocation (as a percentage of the Total Specified Amount).
Cumulative Premium Load =$15,250.
60% Enhancement Schedule A and 40% Enhancement Schedule B election.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Benefit = [X (Base policy Specified Amount Allocation) + Y (Rider Specified Amount Allocation)] x Cash Value
Where: X	=	[(Enhancement Schedule A election) (base policy Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Base policy Enhancement Percentage Schedule B)]
	=	[(60%)(13.69%) + (40%)(11.39%)] =12.77%
Y	=	[(Enhancement Schedule A election) (Rider Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Rider Enhancement Percentage Schedule B)]
	=	[(60%)(5.10%)] + [(40%)(3.80%)] =4.58%
	=	[(12.77%)(0.75) + (4.58%)(0.25)] x $200,000
	=	(10.73%) x $200,000
	=	$21,445.00
Enhancement Cap = [(Enhancement Schedule A election) (Enhancement Cap percentage Schedule A) +
(Enhancement Schedule B election) (Enhancement Cap Percentage Schedule B)] x cumulative Premium Load=[(60%) (155%) + (40%) (140%)] x $15,250 =149% x $15,250 =$22,722.50
Since $21,445.00 is below the $22,722.50 Enhancement Cap, the Enhancement Benefit here is $21,445.00.
79

Appendix D: Examples of Charge Blending
For Policies with Applications Signed On or After January 2, 2010
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in year 3.
•	The Total Specified Amount is $1,000,000.00.
•	The Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. Therefore, the Base Policy Specified Amount Allocation is 80% and Rider Specified Amount Allocation is 20%.
In each table, the first column after the "Policy Year" column shows charges associated with the Base Policy, the second column shows charges associated with the Supplemental Insurance Rider and the third column shows how those charges will be "blended" with an election of the Supplemental Insurance Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine weighted average, the charge amount attributed to base policy charges and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.
For the examples below, assume:
Policy year 3
Total Specified Amount is $1,000,000.00
Total Specified Amount is allocated 80% to Base Policy Specified Amount and
20% to Rider Specified Amount; therefore,
Base Policy Specified Amount Allocation is 80%
Rider Specified Amount Allocation is 20%
All of the tables and calculation examples use the current charges as disclosed in the "In Summary: Fee Tables" section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Premium Load charge is calculated.
Total Premium Load Charges
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
[(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.02)]
= [(0.048)] + [(0.004)]
= 0.052 or 5.20% of Premium received during the policy year.
Annualized Variable Account Asset Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
80

Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Using the charges in the table above and the assumptions in the example listed above, here is how the annualized Variable Account Asset Charge is calculated.
Annualized Variable Account Asset Charge
= [(Base Policy Specified Amount Allocation) x (Base Variable Account Asset Charge)] + [(Rider Specified Amount Allocation) x (Rider Variable Account Asset Charge)] = [(0.80) x (0.0025)] + [(0.20) x (0.0025)]
= [(0.002)] + [(0.0005)]
= 0.0025 or 0.25% of the daily net assets allocated to the Sub-Accounts.
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$20.00	$68.00
2	$80.00	$20.00	$68.00
3	$80.00	$20.00	$68.00
4	$80.00	$20.00	$68.00
5	$80.00	$20.00	$68.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Per $1,000 of Total Specified Amount charge is calculated.
Per $1,000 of Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Per $1,000 of Base Policy Specified Amount Charge)] + [(Rider Specified Amount Allocation) x (Per $1,000 of Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($20.00)]
= [($64.00)] + [($4.00)]
= $68.00, deducted monthly from Cash Value.
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.08689	0.04033	0.07758
2	0.10017	0.04698	0.08953
3	0.11223	0.05474	0.10073
4	0.12556	0.06377	0.11320
5	0.18135	0.07430	0.15994
*	Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance per $1,000 charge is calculated.
Cost of Insurance Per $1,000 Charge
= [(Base Policy Specified Amount Allocation) x (Base Cost of Insurance Per $1,000)] + [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Per $1,000)]
= [(0.80) x (0.11223)] + [(0.20) x (0.05474)]
= [(0.089784)] + [(0.010948)]
81

= 0.10073 per $1,000 of Net Amount At Risk.
For Policies with Applications Signed Before January 2, 2010
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Annualized Variable Account Asset Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$1,320.00	$240.00	$1,104.00
2	$1,320.00	$240.00	$1,104.00
3	$1,320.00	$240.00	$1,104.00
4	$1,320.00	$240.00	$1,104.00
5	$1,320.00	$240.00	$1,104.00
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.07414	0.04033	0.06738
2	0.08527	0.04698	0.07761
3	0.09807	0.05474	0.08940
4	0.11279	0.06377	0.10298
5	0.12972	0.07430	0.11863
82

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-43671

Future Corporate VULSM
BAE Future Corporate VULSM
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Corporate Flexible Premium Adjustable Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Corporate Flexible Premium Adjustable Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2019 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2019.

General Information and History
Nationwide VLI Separate Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Nationwide VLI Separate Account-4
Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on December 3, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Nationwide paid no underwriting commissions to NISC for each of the separate account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.40% of the Commissionable Target Premium and
2

0.01333% of cash value beginning in the second policy year for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's Issue Age, sex (if not unisex classified), underwriting class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy.
For policies with applications dated before January 1, 2009, guaranteed cost of insurance rates for policies are based on the 1980 Commissioners’ Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
For policies with applications dated on or after January 1, 2009, guaranteed cost of insurance rates for policies are based on the 2001 Commissioners’ Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds’ mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. For policies with applications signed on or after January 1, 2006, within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan. The most favorable is Class A, followed by Class B, and then Class C. For policies issued before January 1, 2006, there are no sub-classifications.
In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.
The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.
Net Amount At Risk
The policy’s cost of insurance is also dependent on the policy’s Net Amount At Risk, which equals the policy’s Death Benefit minus the policy’s Cash Value. For policies with applications signed before January 1, 2006, the policy’s Net Amount At Risk is allocated to the Supplemental Insurance Rider first (if applicable) and any remaining excess is allocated to the base policy coverage. For policies with applications signed on or after January 1, 2006, the policy’s Net Amount At Risk is allocated between base coverage and Supplemental Insurance Rider coverage proportionately, using the ratio (at the time of issuance) of each to the total Specified Amount. This new allocation of Net Amount At Risk results in the charges for the base policy coverage and the Rider coverage being more directly linked to the amount of coverage received, as compared to the total Specified Amount.
3

If you did not elect the Supplemental Insurance Rider, this distinction is irrelevant.
Target Premium
Nationwide uses "target premium" to calculate the premium load charge. For all policies, target premium is calculated according to established SEC rules and regulations. For policies with applications signed before January 1, 2006, the target premium is equal to 28.57% of the maximum annual Premium allowed under the Code. For policies with applications signed on or after January 1, 2006, the target premium is equal to 100% of the maximum annual Premium allowed under the Code for the policy to be treated as life insurance. Additionally, in determining the target premium, Nationwide assumes: the policy is not a modified endowment contract (as defined in the Code); the policy’s death benefit is equal to the base (non-rider) portion of the Specified Amount; and you pay seven level Annual Premiums.
Illustrations
Before purchase of the policy and upon request thereafter, Nationwide will provide illustrations of future benefits under the policy based upon the proposed Insured's age, sex (if not unisex classified) and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested. There is currently no charge for illustrations.
Note: The policy owner, selects the Premium amount and frequency shown in the product illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because this is a variable insurance product with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, you may be required to pay additional Premium in order to meet your goals and/or to prevent the policy from Lapsing. Generally, variable life insurance is considered a long-term investment. Please weigh the investment risk and costs associated with this product against your objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
4

Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
Attained Age of Insured	Percentage of Cash Value
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
Attained Age of Insured	Percentage of Cash Value
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
Cash Value Accumulation Test
The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions.
For policies with applications dated before January 1, 2009, the relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the age, and risk classification of the Insured.
The table below provides an example for policies with applications dated before January 1, 2009, of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco issue age 45, non-medically underwritten.
Policy Year	Percentage of Cash Value
1	283%
2	274%
3	266%
4	258%
Policy Year	Percentage of Cash Value
5	250%
6	243%
7	236%
8	229%
Policy Year	Percentage of Cash Value
9	223%
10	217%
11	211%
12	205%
5

Policy Year	Percentage of Cash Value
13	200%
14	194%
15	189%
16	185%
17	180%
18	176%
19	171%
20	167%
21	163%
22	160%
23	156%
24	153%
25	150%
26	147%
27	144%
Policy Year	Percentage of Cash Value
28	141%
29	139%
30	136%
31	134%
32	133%
33	132%
34	132%
35	131%
36	131%
37	130%
38	130%
39	127%
40	124%
41	122%
42	119%
Policy Year	Percentage of Cash Value
43	117%
44	115%
45	113%
46	112%
47	111%
48	110%
49	109%
50	108%
51	106%
52	105%
53	104%
54	102%
55	101%
56	101%
For policies with applications dated on of after January 1, 2009, the relevant material assumptions include an interest rate of 4% and 2001 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the age, and risk classification of the Insured.
The table below provides an example for policies with applications dated on or after January 1, 2009, of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco issue age 45, non-medically underwritten.
Policy Year	Percent of Cash Value
1	347%
2	335%
3	324%
4	314%
5	304%
6	294%
7	284%
8	275%
9	266%
10	258%
11	250%
12	242%
13	235%
14	228%
15	221%
16	215%
17	209%
18	203%
19	197%
Policy Year	Percent of Cash Value
20	192%
21	187%
22	182%
23	177%
24	173%
25	169%
26	165%
27	161%
28	157%
29	153%
30	150%
31	147%
32	145%
33	144%
34	142%
35	141%
36	140%
37	139%
38	138%
Policy Year	Percent of Cash Value
39	134%
40	131%
41	128%
42	125%
43	122%
44	120%
45	117%
46	116%
47	115%
48	114%
49	112%
50	111%
51	110%
52	109%
53	107%
54	105%
55	103%
56	101%
6

NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

LEGG MASON

LM PVET - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Initial Shares (DVMCS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)

INVESCO INVESTMENTS

IVCO - IVCO VI Growth and Income Fund: Series I Shares (ACGI)

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)

IVCO - IVCO VI High Yield Fund: Series I Shares (AVHY1)

IVCO - IVCO VI Intnl Growth Fund: Series I Shares (AVIE)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

IVCO - IVCO VI Small Cap Equity Fund: Series I Shares (AVSCE)

IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

AB FUNDS

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class A (ALVIVA)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

AC VP Inc - AC VP Value Fund: Class I (ACVV)

AC VP Inc - AC VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Asset Allocation Fund: Class 2 (AMVAA2)

AFIS(R) - Bond Fund: Class 2 (AMVBD2)

AFIS(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

AFIS(R) - Growth Fund: Class 2 (AMVGR2)

AFIS(R) - Intnl Fund: Class 2 (AMVI2)

AFIS(R) - New World Fund: Class 2 (AMVNW2)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)(1)

BR VSF Inc - BR Advantage Large Cap Core VI Fund: Class II (MLVLC2)(1)

BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Davis VA Fund Inc - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP EM Series: SC (DWVEMS)

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)

Dimensional - VA Intnl Small Portfolio (DFVIS)

Dimensional - VA US Targeted Value Portfolio (DFVUTV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS VS II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

Deutsche DWS VS II - DWS CROCI(R) US VIP: Class B (SVSLVB)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Income Fund Portfolio: SC (FFINS)

FID VIPs Fund - VIP Growth OP: SC (FGOS)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)

FID VIPs Fund - VIP Index 500 Portfolio: Initial Class (FIP)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Gov MM Portfolio: Initial Class (FMMP)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs Fund - FID VIP Freedom Fund 2005 Portfolio: SC (FF05S)

FID VIPs Fund - FID VIP Freedom Fund 2015 Portfolio: SC (FF15S)

FID VIPs Fund - FID VIP Freedom Fund 2025 Portfolio: SC (FF25S)

FID VIPs Fund - FID VIP Freedom Fund 2040 Portfolio: SC (FF40S)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPM IT - JPM IT Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

Janus Henderson VIT Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Bond Debenture Portfolio: Class VC (LOVBD)

LAITSeries Fund Inc - Mid Cap Stock Portfolio: Class VC (LOVMCV)

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) VIT II - MFS Research Intnl Portfolio: SC (MV2RIS)

MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)

MS VIF Inc - Growth Portfolio: Class I (MSVEG)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)

NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Intnl Index Fund: Class I (NVIX)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)

NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Gov MM Fund: Class V (SAM5)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)(1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)(1)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA CAF: Class P (NVLCAP)

NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)

PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)(1)

PIMCO VIT - Long-Term US Gov Portfolio: Administrative Class (PMVLGA)

PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Mid Cap Value Fund: Institutional Shares (GVMCE)

GMS VIT - GMS Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

GMS VIT - GMS Growth Opportunities Fund: Service Shares (GVGOPS)

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

LINCOLN FUNDS

Lincoln VIPT - Baron Growth Opportunities Fund: SC (BNCAI)

AMUNDI PIONEER

Pioneer VCT - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

Putnam VT - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Equity Income Portfolio: II (TREI2)

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

T RP Fixed Income Series Inc - T RP Limited-Term Bond Portfolio (TRLT1)

T RP Equity Series Inc - T RP Mid-Cap Growth Portfolio: II (TRMCG2)

T RP Equity Series Inc - T RP New America Growth Portfolio (TRNAG1)

T RP Equity Series Inc - T RP Personal Strategy Balanced Portfolio (TRPSB1)

T RP Equity Series Inc - T RP Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

VG VIF - Balanced Portfolio (VVB)

VG VIF - Capital Growth Portfolio (VVCG)

VG VIF - Diversified Value Portfolio (VVDV)

VG VIF - Intnl Portfolio (VVI)

VG VIF - Mid-Cap Index Portfolio (VVMCI)

VG VIF - Real Estate Index Portfolio (VVREI)(1)

VG VIF - ST Investment-Grade Portfolio (VVSTC)

VG VIF - Small Company Growth Portfolio (VVSCG)

VG VIF - Total Bond Market Index Portfolio (VVHGB)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Growth: Class II (WRGP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)

Ivy VIP - Science and Technology: Class II (WRSTP)

WELLS FARGO FUNDS

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from September 29, 2017 (inception) to December 31, 2017.

DIMENSIONAL FUND ADVISORS INC.

Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INVESTORS

Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 19, 2017 (inception) to December 31, 2017.

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 19, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - EM Portfolio - SC (FEMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 25, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs Fund - FID VIP Freedom Fund 2035 Portfolio: SC (FF35S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from December 27, 2017 (inception) to December 31, 2017.

FIDELITY INVESTMENTS

FID VIPs Fund - FID VIP Freedom Fund 2050 Portfolio: SC (FF50S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from June 9, 2017 (inception) to December 31, 2017.

JANUS HENDERSON INVESTORS

Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from September 20, 2017 (inception) to December 31, 2017.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT - MFS Total Return Bond Series: SC (MVRBSS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2018 (inception) to December 31, 2018.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from December 7, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS

PIMCO VIT - High Yield Portfolio: Administrative Class (PMVHYA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period May 3, 2017 (inception) to December 31, 2017.

PIMCO FUNDS

PIMCO VIT - GB OP (Unhedged): Administrative Class (PMVGBA)(1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period December 5, 2017 (inception) to December 31, 2017.

PIMCO FUNDS

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)(1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 11, 2017 (inception) to December 31, 2017.

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from October 31, 2018 (inception) to December 31, 2018.

VANGUARD GROUP OF INVESTMENT COMPANIES

VG VIF - Total Intnl Stock Market Index Portfolio (VVTISI)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to November 1, 2017 (liquidation).

AMUNDI PIONEER

Pioneer VCT - Pioneer EM VCT Portfolio: Class I (PIVEMI)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to May 12, 2017 (liquidation).

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth & Income Fund: Class IB (PVGIB)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
LM PVET - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
743,677 shares (cost $18,649,673)	$17,759,004
Dreyfus IP - MidCap Stock Portfolio: Initial Shares (DVMCS)
158,729 shares (cost $3,111,294)	2,666,641
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
5,705,901 shares (cost $102,096,698)	97,970,312
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
12,287,268 shares (cost $539,860,873)	601,830,396
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
340,267 shares (cost $11,517,277)	10,456,419
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
497,162 shares (cost $20,928,683)	17,818,286
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
25,318 shares (cost $1,372,752)	1,043,089
Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)
336,209 shares (cost $3,646,445)	3,375,543
IVCO - IVCO VI Growth and Income Fund: Series I Shares (ACGI)
405,456 shares (cost $8,722,266)	7,099,530
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
21,168 shares (cost $1,297,987)	1,209,758
IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)
6,634 shares (cost $50,247)	36,486
IVCO - IVCO VI High Yield Fund: Series I Shares (AVHY1)
1,168,023 shares (cost $6,375,659)	5,910,197
IVCO - IVCO VI Intnl Growth Fund: Series I Shares (AVIE)
873,176 shares (cost $30,904,658)	28,797,339
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
20,672 shares (cost $274,286)	226,772
IVCO - IVCO VI Small Cap Equity Fund: Series I Shares (AVSCE)
14,047 shares (cost $275,814)	223,773
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)
642,045 shares (cost $3,537,676)	3,062,554
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
132,240 shares (cost $1,477,720)	1,252,310
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
3,750 shares (cost $44,134)	40,089
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
3,639 shares (cost $40,236)	38,647
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
4,667 shares (cost $51,957)	51,061
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
781,374 shares (cost $24,153,877)	21,706,557
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class A (ALVIVA)
396,596 shares (cost $5,652,694)	4,909,854
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
1,052 shares (cost $15,379)	12,925
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
1,837 shares (cost $22,455)	21,882
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
1,006,605 shares (cost $19,843,132)	17,041,821
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
2,164,679 shares (cost $21,929,216)	20,910,799
AC VP Inc - AC VP CAF: Class I (ACVCA)
44,694 shares (cost $691,790)	633,315

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2,080,109 shares (cost $16,858,759)	18,762,580
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
773,265 shares (cost $8,086,826)	7,454,277
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
191,717 shares (cost $2,050,144)	1,828,976
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
615,103 shares (cost $13,156,007)	11,262,537
AC VP Inc - AC VP Value Fund: Class I (ACVV)
2,294,036 shares (cost $23,970,666)	22,963,301
AFIS(R) - Asset Allocation Fund: Class 2 (AMVAA2)
498,059 shares (cost $11,316,399)	10,499,073
AFIS(R) - Bond Fund: Class 2 (AMVBD2)
7,018,480 shares (cost $77,479,672)	72,571,088
AFIS(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
77,244 shares (cost $1,734,401)	1,634,481
AFIS(R) - Growth Fund: Class 2 (AMVGR2)
364,606 shares (cost $26,727,808)	25,332,849
AFIS(R) - Intnl Fund: Class 2 (AMVI2)
1,266,692 shares (cost $24,961,409)	22,293,787
AFIS(R) - New World Fund: Class 2 (AMVNW2)
74,051 shares (cost $1,807,125)	1,539,515
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)
1,622,141 shares (cost $11,798,357)	11,030,556
BR VSF Inc - BR Advantage Large Cap Core VI Fund: Class II (MLVLC2)
58,604 shares (cost $1,744,399)	1,337,939
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)
600,506 shares (cost $9,952,169)	9,091,667
Calvert VP S&P 500 Index Portfolio (CVSPIP)
10,092 shares (cost $1,423,495)	1,243,206
Davis VA Fund Inc - Davis Value Portfolio (DAVVL)
498,690 shares (cost $4,518,543)	3,435,975
DE VIPT - DE VIP EM Series: SC (DWVEMS)
208,357 shares (cost $4,428,989)	4,225,476
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
451,479 shares (cost $18,003,435)	14,709,200
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)
13,741 shares (cost $174,030)	159,530
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)
450,713 shares (cost $4,551,607)	4,344,876
Dimensional - VA US Targeted Value Portfolio (DFVUTV)
134,543 shares (cost $2,567,218)	2,053,130
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)
5,823 shares (cost $139,635)	124,197
Deutsche DWS VS II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
15,132 shares (cost $230,656)	184,609
Deutsche DWS VS II - DWS CROCI(R) US VIP: Class B (SVSLVB)
1,929 shares (cost $27,726)	26,039
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
7,310,128 shares (cost $66,930,423)	65,206,343
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)
54,994 shares (cost $579,100)	527,942
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
1,989,181 shares (cost $22,280,028)	21,184,778
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)
115,941 shares (cost $2,078,992)	1,925,782
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)
966,722 shares (cost $33,038,745)	30,906,110

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
320,001 shares (cost $6,071,571)	4,707,211
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
2,669,041 shares (cost $57,515,703)	54,074,762
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
160,631 shares (cost $1,962,005)	1,975,757
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
1,941,448 shares (cost $25,511,523)	24,345,755
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2,096,472 shares (cost $28,689,184)	27,149,310
FID VIPs Fund - FID VIP Freedom Income Fund Portfolio: SC (FFINS)
98,033 shares (cost $1,124,761)	1,085,226
FID VIPs Fund - VIP Growth OP: SC (FGOS)
8,371 shares (cost $280,737)	317,695
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
1,657,399 shares (cost $97,258,335)	104,134,389
FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)
2,177,178 shares (cost $11,894,105)	10,733,488
FID VIPs Fund - VIP Index 500 Portfolio: Initial Class (FIP)
267,326 shares (cost $61,997,764)	67,489,247
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
13,963,123 shares (cost $177,288,125)	170,350,098
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
1,150,201 shares (cost $38,977,976)	34,391,024
FID VIPs Fund - VIP Gov MM Portfolio: Initial Class (FMMP)
8,593,802 shares (cost $8,593,802)	8,593,802
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
840,817 shares (cost $17,060,184)	16,017,563
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
254,367 shares (cost $3,528,029)	2,820,926
FID VIPs Fund - FID VIP Freedom Fund 2005 Portfolio: SC (FF05S)
97,601 shares (cost $1,177,359)	1,143,884
FID VIPs Fund - FID VIP Freedom Fund 2015 Portfolio: SC (FF15S)
496,460 shares (cost $6,462,522)	6,076,666
FID VIPs Fund - FID VIP Freedom Fund 2025 Portfolio: SC (FF25S)
1,989,694 shares (cost $26,970,738)	26,224,173
FID VIPs Fund - FID VIP Freedom Fund 2040 Portfolio: SC (FF40S)
801,201 shares (cost $16,087,757)	15,150,714
FID VIPs - EM Portfolio - SC (FEMS)
363,163 shares (cost $3,692,591)	3,620,740
FID VIPs Fund - FID VIP Freedom Fund 2035 Portfolio: SC (FF35S)
53,199 shares (cost $1,175,536)	1,066,112
FID VIPs Fund - FID VIP Freedom Fund 2050 Portfolio: SC (FF50S)
48,098 shares (cost $926,700)	809,969
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
377,691 shares (cost $5,853,180)	5,567,171
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)
618,653 shares (cost $16,304,548)	15,930,321
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)
553,121 shares (cost $10,391,407)	8,374,248
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
603,615 shares (cost $10,675,301)	8,812,783
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
68,489 shares (cost $1,330,445)	1,160,885
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
335,232 shares (cost $2,826,319)	2,862,882
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)
63,277 shares (cost $915,474)	823,236

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
1,132,728 shares (cost $15,719,358)	14,430,959
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
405,220 shares (cost $6,957,189)	6,819,851
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
84,961 shares (cost $608,779)	536,956
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)
960,984 shares (cost $16,419,890)	16,855,655
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
3,706,764 shares (cost $40,453,303)	37,660,723
JPM IT - JPM IT Small Cap Core Portfolio 1 (JPSCE1)
20,146 shares (cost $497,201)	425,090
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
846,407 shares (cost $28,604,298)	30,123,609
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
20,381 shares (cost $1,486,751)	1,365,942
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
347,691 shares (cost $22,868,524)	21,901,084
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
562,973 shares (cost $7,067,366)	6,885,157
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
1,362,978 shares (cost $48,069,858)	45,182,735
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2,092,298 shares (cost $20,355,616)	23,412,809
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
724,001 shares (cost $22,986,989)	18,563,375
Janus Henderson VIT Mid Cap Value Portfolio: Service Shares (JAMVS)
66,498 shares (cost $1,063,309)	905,709
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
1,143,996 shares (cost $23,571,794)	21,507,124
LAITSeries Fund Inc - Bond Debenture Portfolio: Class VC (LOVBD)
271,975 shares (cost $3,095,115)	3,013,487
LAITSeries Fund Inc - Mid Cap Stock Portfolio: Class VC (LOVMCV)
464 shares (cost $11,643)	9,224
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
1,417,564 shares (cost $23,388,429)	22,624,316
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
1,343,241 shares (cost $19,598,590)	18,872,530
MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)
51,075 shares (cost $2,698,665)	2,291,750
MFS(R) VIT - MFS Total Return Bond Series: SC (MVRBSS)
18,732 shares (cost $233,370)	232,845
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)
176,592 shares (cost $3,066,809)	3,108,027
MFS(R) VIT II - MFS Research Intnl Portfolio: SC (MV2RIS)
62,231 shares (cost $928,713)	865,007
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)
50,519 shares (cost $1,112,725)	882,055
MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)
21,280 shares (cost $165,631)	163,429
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
33,310 shares (cost $594,388)	529,968
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)
578,218 shares (cost $10,913,990)	10,003,163
MFS(R) VIT - MFS Value Series: SC (MVFSC)
4,295,131 shares (cost $80,859,606)	72,845,424
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
3,338,949 shares (cost $79,235,091)	82,138,138

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
196,825 shares (cost $2,110,880)	2,092,247
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
1,067,839 shares (cost $8,220,012)	7,570,977
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
526,183 shares (cost $5,566,875)	5,193,424
MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)
359,213 shares (cost $4,155,270)	3,847,170
MS VIF Inc - Growth Portfolio: Class I (MSVEG)
74,854 shares (cost $2,394,464)	2,142,327
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
471,343 shares (cost $9,849,492)	9,200,621
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
264 shares (cost $2,622)	2,566
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)
2,624 shares (cost $31,432)	27,366
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
9,084 shares (cost $96,287)	88,933
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
17,882,930 shares (cost $189,104,247)	180,438,760
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
2,692,496 shares (cost $26,489,908)	23,397,794
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2,515,857 shares (cost $39,359,978)	35,347,785
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
477,040 shares (cost $11,452,034)	11,262,924
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
136,001 shares (cost $1,568,635)	1,505,528
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
292,815 shares (cost $8,741,621)	7,944,063
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
141,982 shares (cost $10,770,391)	11,193,897
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
76,893 shares (cost $4,036,961)	3,836,983
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
3,973,886 shares (cost $26,277,907)	23,883,053
NW VIT - NVIT EM Fund: Class I (GEM)
1,269,278 shares (cost $14,771,411)	14,228,608
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
1,697,588 shares (cost $18,018,538)	16,670,312
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
19,774 shares (cost $170,143)	192,399
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
1,498,940 shares (cost $14,470,053)	15,079,336
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
17,422 shares (cost $235,914)	206,798
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
354,010 shares (cost $3,499,216)	3,108,205
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
614,422 shares (cost $6,846,649)	6,082,773
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)
450,681 shares (cost $4,797,904)	4,249,918
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
247,434 shares (cost $2,504,022)	2,377,843
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
629,452 shares (cost $7,169,231)	6,023,860
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
762,813 shares (cost $7,798,946)	6,255,066

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
240,011 shares (cost $2,575,673)	2,332,911
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
195,774 shares (cost $2,134,590)	2,038,007
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)
185,302 shares (cost $2,083,831)	2,004,971
NW VIT - NVIT NW Fund: Class I (TRF)
7,218,172 shares (cost $87,479,720)	136,423,445
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
6,716,715 shares (cost $72,899,560)	70,324,010
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
265,102 shares (cost $2,507,881)	2,303,740
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
3,034,687 shares (cost $37,914,580)	34,018,837
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
111,748 shares (cost $1,719,595)	1,608,052
NW VIT - NVIT ID CAF: Class II (NVDCA2)
44,088 shares (cost $787,565)	706,728
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
1,346,966 shares (cost $13,528,517)	12,796,174
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
6,094,243 shares (cost $72,096,014)	67,402,330
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
7,745,878 shares (cost $94,641,933)	89,697,271
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
1,608,426 shares (cost $18,230,689)	16,309,441
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
4,774,222 shares (cost $116,157,085)	98,969,630
NW VIT - NVIT Gov MM Fund: Class I (SAM)
45,080,814 shares (cost $45,080,814)	45,080,814
NW VIT - NVIT Gov MM Fund: Class V (SAM5)
182,988,877 shares (cost $182,988,877)	182,988,877
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
1,446,159 shares (cost $16,666,513)	13,217,895
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
516,832 shares (cost $5,576,783)	4,708,342
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
1,137,014 shares (cost $14,208,322)	12,927,846
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2,044,895 shares (cost $20,869,439)	17,463,403
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
3,646,388 shares (cost $40,672,486)	34,823,004
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
911,567 shares (cost $9,808,541)	7,328,998
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
1,431,610 shares (cost $15,529,667)	11,581,724
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
1,319,299 shares (cost $24,218,893)	21,042,826
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
3,217,150 shares (cost $42,932,052)	34,101,792
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2,572,781 shares (cost $53,356,372)	39,440,725
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
1,260,793 shares (cost $11,616,198)	11,082,369
NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)
7,965,653 shares (cost $82,501,629)	80,692,061
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
266,046 shares (cost $2,738,941)	2,684,404

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
8,358,894 shares (cost $147,265,417)	146,865,769
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
97,099 shares (cost $1,134,094)	1,012,742
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
717,110 shares (cost $10,405,930)	11,875,342
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
4,456,378 shares (cost $31,426,608)	27,139,339
NW VIT - NVIT DFA CAF: Class P (NVLCAP)
12,924 shares (cost $150,241)	140,609
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)
3,264 shares (cost $39,741)	36,104
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
96,388 shares (cost $1,244,325)	1,014,967
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
382,056 shares (cost $6,409,501)	6,086,149
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
266,981 shares (cost $2,826,000)	2,776,607
NB AMT - Guardian Portfolio: I Class Shares (AMGP)
33,351 shares (cost $517,108)	447,905
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
76,250 shares (cost $1,917,597)	1,836,861
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
35,009 shares (cost $806,124)	775,807
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
22,178 shares (cost $347,871)	323,362
NB AMT - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
143,024 shares (cost $2,425,269)	2,244,050
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
89,179 shares (cost $1,705,653)	2,024,371
OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)
198,568 shares (cost $10,816,931)	9,630,534
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
1,890,077 shares (cost $76,531,557)	71,822,937
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
7,671,651 shares (cost $17,396,822)	15,573,452
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
1,146,047 shares (cost $28,691,585)	30,725,511
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
310,995 shares (cost $7,643,981)	6,331,849
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
367,405 shares (cost $22,665,908)	25,222,346
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
3,921,896 shares (cost $20,663,111)	18,276,033
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)
2,210,140 shares (cost $22,521,211)	21,946,688
PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)
19,985 shares (cost $138,387)	120,309
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)
164,859 shares (cost $1,692,567)	1,579,353
PIMCO VIT - High Yield Portfolio: Administrative Class (PMVHYA)
24,042 shares (cost $178,434)	175,028
PIMCO VIT - Long-Term US Gov Portfolio: Administrative Class (PMVLGA)
1,693,405 shares (cost $19,555,656)	19,677,365
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)
3,448,512 shares (cost $35,192,246)	34,760,996
PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)
4,130,260 shares (cost $50,757,523)	48,943,583

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
6,382,041 shares (cost $68,913,620)	66,883,785
PIMCO VIT - GB OP (Unhedged): Administrative Class (PMVGBA)
26,856 shares (cost $328,275)	294,342
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)
35,881 shares (cost $389,703)	388,947
GMS VIT - GMS Mid Cap Value Fund: Institutional Shares (GVMCE)
793,913 shares (cost $12,226,636)	10,233,544
GMS VIT - GMS Small Cap Equity Insights Fund: Institutional Shares (GVCSE)
119,266 shares (cost $1,708,468)	1,236,788
GMS VIT - GMS Growth Opportunities Fund: Service Shares (GVGOPS)
236,284 shares (cost $922,977)	600,160
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
10,888 shares (cost $134,556)	126,735
Lincoln VIPT - Baron Growth Opportunities Fund: SC (BNCAI)
136,156 shares (cost $6,134,051)	6,172,910
Pioneer VCT - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
440,654 shares (cost $4,062,588)	3,873,353
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
55,815 shares (cost $1,381,434)	1,290,447
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
195,375 shares (cost $1,755,725)	1,869,737
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
81,329 shares (cost $1,152,519)	989,772
Putnam VT - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
68,592 shares (cost $870,946)	607,726
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
482,355 shares (cost $4,870,301)	4,326,723
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
16,909 shares (cost $402,365)	398,551
T RP Equity Series Inc - T RP Equity Income Portfolio: II (TREI2)
886,832 shares (cost $24,917,394)	20,636,574
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
291,948 shares (cost $11,369,987)	11,275,029
T RP Fixed Income Series Inc - T RP Limited-Term Bond Portfolio (TRLT1)
4,730,004 shares (cost $22,769,823)	22,609,421
T RP Equity Series Inc - T RP Mid-Cap Growth Portfolio: II (TRMCG2)
1,076,019 shares (cost $28,337,763)	24,296,510
T RP Equity Series Inc - T RP New America Growth Portfolio (TRNAG1)
1,711,899 shares (cost $45,589,920)	43,978,688
T RP Equity Series Inc - T RP Personal Strategy Balanced Portfolio (TRPSB1)
493,822 shares (cost $10,350,704)	9,041,883
T RP Equity Series Inc - T RP Blue Chip Growth Portfolio (TRBCGP)
2,771,162 shares (cost $84,780,831)	85,324,076
VanEck VIPT - EM Fund: Initial Class (VWEM)
815,669 shares (cost $10,686,908)	9,730,936
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
1,179,615 shares (cost $25,161,069)	20,077,052
VG VIF - Balanced Portfolio (VVB)
443,920 shares (cost $10,138,037)	9,855,018
VG VIF - Capital Growth Portfolio (VVCG)
479,936 shares (cost $14,215,515)	16,073,063
VG VIF - Diversified Value Portfolio (VVDV)
765,497 shares (cost $12,185,845)	10,969,574
VG VIF - Intnl Portfolio (VVI)
463,912 shares (cost $11,102,191)	10,734,922
VG VIF - Mid-Cap Index Portfolio (VVMCI)
1,193,224 shares (cost $25,414,283)	24,138,917

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

VG VIF - Real Estate Index Portfolio (VVREI)
200,269 shares (cost $2,423,981)	2,317,107
VG VIF - Small Company Growth Portfolio (VVSCG)
316,578 shares (cost $7,209,016)	6,423,363
VG VIF - Total Bond Market Index Portfolio (VVHGB)
2,927,954 shares (cost $33,917,947)	33,788,585
VG VIF - Total Intnl Stock Market Index Portfolio (VVTISI)
580,395 shares (cost $10,805,347)	10,412,289
Ivy VIP - Asset Strategy: Class II (WRASP)
705,767 shares (cost $6,204,281)	5,852,083
Ivy VIP - Growth: Class II (WRGP)
232,679 shares (cost $2,771,798)	2,564,421
Ivy VIP - High Income: Class II (WRHIP)
4,064,127 shares (cost $14,480,340)	13,556,304
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
346,189 shares (cost $3,718,480)	3,832,765
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
953,919 shares (cost $6,991,889)	6,297,394
Ivy VIP - Science and Technology: Class II (WRSTP)
261,380 shares (cost $7,161,817)	5,707,902
WF VT - VT Discovery Fund: Class 2 (SVDF)
584,755 shares (cost $16,752,028)	15,285,500
WF VT - VT Opportunity Fund: Class 2 (SVOF)
252,748 shares (cost $6,838,077)	5,775,297
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
723,041 shares (cost $7,183,721)	6,789,360

Total Investments***	$4,829,507,040

Other Accounts Receivable	68,748
Accounts Receivable - The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG) (total assets - $10,470,618; total contract owners’ equity - $10,470,618)	14,199
Accounts Receivable - AC VP Inc - AC VP Intnl Fund: Class I (ACVI) (total assets - $1,840,381; total contract owners’ equity - $1,840,381)	11,405
Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI) (total assets - $11,078,325; total contract owners’ equity - $11,078,325)	47,769
Accounts Receivable - FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS) (total assets - $31,122,707; total contract owners’ equity - $31,122,707)	216,597
Accounts Receivable - FID VIPs Fund - VIP Growth OP: SC (FGOS) (total assets - $508,052; total contract owners’ equity - $508,052)	190,357
Accounts Receivable - FID VIPs Fund - VIP Growth Portfolio: SC (FGS) (total assets - $104,307,754; total contract owners’ equity - $104,307,754)	173,365
Accounts Receivable - LAITSeries Fund Inc - Mid Cap Stock Portfolio: Class VC (LOVMCV) (total assets - $9,231; total contract owners’ equity - $9,231)	7
Accounts Receivable - MFS(R) VIT - MFS New Discovery Series: SC (MNDSC) (total assets - $530,286; total contract owners’ equity - $530,286)	318
Accounts Receivable - NB AMT - Guardian Portfolio: I Class Shares (AMGP) (total assets - $448,072; total contract owners’ equity - $448,072)	167
Accounts Receivable - NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG) (total assets - $1,838,116; total contract owners’ equity - $1,838,116)	1,255
Accounts Receivable - OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR) (total assets - $9,662,970; total contract owners’ equity - $9,662,970)	32,436
Accounts Receivable - OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG) (total assets - $25,324,233; total contract owners’ equity - $25,324,233)	101,887
Accounts Payable - BR VSF Inc - BR Advantage Large Cap Core VI Fund: Class II (MLVLC2) (total assets - $1,337,939; total contract owners’ equity - $1,335,626)	(2,313)
Accounts Payable - NW VIT - NVIT Gov MM Fund: Class I (SAM) (total assets - $45,080,814; total contract owners’ equity - $44,916,430)	(164,384)
Accounts Payable - NB AMT - Large Cap Value Portfolio: Class I (AMTP) (total assets - $323,362; total contract owners’ equity - $322,765)	(597)

$4,830,198,256

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Contract Owners’ Equity***:
Accumulation units	4,830,198,256

Total Contract Owners’ Equity (note 8)	$4,830,198,256

See accompanying notes to financial statements.

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where policyholders were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account are unaudited.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	SBVSG	DVMCS	DVSCS	DSIF	DSRG	DCAP	DSC
Reinvested dividends	$83,914,687	-	18,657	904,005	10,958,045	203,889	264,470	-
Mortality and expense risk charges (notes 2 and 3)	(6,801,198)	(34,543)	(7,611)	(209,992)	(945,458)	(648)	(5,162)	-

Net investment income (loss)	77,113,489	(34,543)	11,046	694,013	10,012,587	203,241	259,308	-

Realized gain (loss) on investments	127,446,944	1,180,840	(51,122)	2,264,777	27,969,786	238,535	(150,634)	126,035
Change in unrealized gain (loss) on investments	(713,563,552)	(3,180,703)	(867,989)	(18,552,711)	(82,098,462)	(3,070,197)	(4,149,810)	(587,017)

Net gain (loss) on investments	(586,116,608)	(1,999,863)	(919,111)	(16,287,934)	(54,128,676)	(2,831,662)	(4,300,444)	(460,982)

Reinvested capital gains	237,316,719	2,032,885	382,535	6,045,636	14,709,204	2,156,594	2,745,865	209,776

Net increase (decrease) in contract owners’ equity resulting from operations	$(271,686,400)	(1,521)	(525,530)	(9,548,285)	(29,406,885)	(471,827)	(1,295,271)	(251,206)

Investment Activity:	DVIV	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI	AVSCE
Reinvested dividends	$66,228	147,090	-	144	374,351	826,896	1,253	-
Mortality and expense risk charges (notes 2 and 3)	(9,137)	(18,137)	-	(118)	(24,504)	(91,404)	(208)	(674)

Net investment income (loss)	57,091	128,953	-	26	349,847	735,492	1,045	(674)

Realized gain (loss) on investments	(1,428)	133,412	113,762	(109)	42,127	1,046,371	17,675	11,291
Change in unrealized gain (loss) on investments	(750,974)	(2,065,287)	(257,995)	(13,355)	(577,161)	(8,198,119)	(78,842)	(68,506)

Net gain (loss) on investments	(752,402)	(1,931,875)	(144,233)	(13,464)	(535,034)	(7,151,748)	(61,167)	(57,215)

Reinvested capital gains	-	670,394	83,426	4,624	-	280,034	34,669	18,038

Net increase (decrease) in contract owners’ equity resulting from operations	$(695,311)	(1,132,528)	(60,807)	(8,814)	(185,187)	(6,136,222)	(25,453)	(39,851)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	IVKMG1	IVBRA1	NOTB3	NOTG3	NOTMG3	ALVGIA	ALVIVA	ALVIVB
Reinvested dividends	$-	20,540	690	637	849	233,203	92,545	325
Mortality and expense risk charges (notes 2 and 3)	(892)	-	-	-	-	(41,518)	(9,302)	-

Net investment income (loss)	(892)	20,540	690	637	849	191,685	83,243	325

Realized gain (loss) on investments	3,262	2,110	(30)	160	65	408,731	163,875	(3,330)
Change in unrealized gain (loss) on investments	(549,778)	(228,740)	(5,548)	(7,029)	(7,518)	(4,496,387)	(1,696,395)	(2,453)

Net gain (loss) on investments	(546,516)	(226,630)	(5,578)	(6,869)	(7,453)	(4,087,656)	(1,532,520)	(5,783)

Reinvested capital gains	389,937	117,929	2,233	2,380	2,582	2,630,567	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(157,471)	(88,161)	(2,655)	(3,852)	(4,022)	(1,265,404)	(1,449,277)	(5,458)

Investment Activity:	ALVDAA	ALVSVA	ACVIP1	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$473	99,655	682,199	-	401,884	235,393	20,458	189,462
Mortality and expense risk charges (notes 2 and 3)	-	(15,018)	(48,371)	(1,826)	(9,264)	-	(3,850)	(10,866)

Net investment income (loss)	473	84,637	633,828	(1,826)	392,620	235,393	16,608	178,596

Realized gain (loss) on investments	949	(139,014)	(265,149)	58,390	877,989	(302,331)	17,027	69,571
Change in unrealized gain (loss) on investments	(3,378)	(4,634,569)	(994,534)	(95,601)	(4,199,723)	(175,271)	(480,836)	(2,775,377)

Net gain (loss) on investments	(2,429)	(4,773,583)	(1,259,683)	(37,211)	(3,321,734)	(477,602)	(463,809)	(2,705,806)

Reinvested capital gains	33	1,662,476	-	4,076	1,551,180	-	105,794	855,252

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,923)	(3,026,470)	(625,855)	(34,961)	(1,377,934)	(242,209)	(341,407)	(1,671,958)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVU1	ACVV	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2	AMVNW2
Reinvested dividends	$860	444,325	203,339	1,760,226	1,482	121,127	403,293	14,763
Mortality and expense risk charges (notes 2 and 3)	(724)	(55,026)	(26,083)	(72,209)	(3,674)	(61,906)	(32,115)	(3,099)

Net investment income (loss)	136	389,299	177,256	1,688,017	(2,192)	59,221	371,178	11,664

Realized gain (loss) on investments	59,576	1,979,920	321,521	(44,684)	(27,025)	1,179,389	556,631	38,615
Change in unrealized gain (loss) on investments	(62,325)	(4,721,392)	(1,695,035)	(2,340,787)	(236,502)	(4,158,461)	(4,417,870)	(356,677)

Net gain (loss) on investments	(2,749)	(2,741,472)	(1,373,514)	(2,385,471)	(263,527)	(2,979,072)	(3,861,239)	(318,062)

Reinvested capital gains	33,153	1,703	562,335	99,168	79,072	2,765,654	635,518	48,086

Net increase (decrease) in contract owners’ equity resulting from operations	$30,540	(2,350,470)	(633,923)	(598,286)	(186,647)	(154,197)	(2,854,543)	(258,312)

Investment Activity:	BRVHYI	MLVLC2	MLVGA2	CVSPIP	DAVVL	DWVEMS	DWVSVS	DFVGMI
Reinvested dividends	$520,807	19,643	79,941	25,984	35,125	138,097	107,459	3,674
Mortality and expense risk charges (notes 2 and 3)	(16,152)	(3,366)	(2,241)	(2,978)	(5,413)	(9,522)	(36,794)	-

Net investment income (loss)	504,655	16,277	77,700	23,006	29,712	128,575	70,665	3,674

Realized gain (loss) on investments	67,218	(629)	26,743	107,658	(18,196)	294,932	1,617,214	(165)
Change in unrealized gain (loss) on investments	(888,524)	(282,577)	(1,253,258)	(302,017)	(1,260,201)	(1,250,806)	(5,883,175)	(16,134)

Net gain (loss) on investments	(821,306)	(283,206)	(1,226,515)	(194,359)	(1,278,397)	(955,874)	(4,265,961)	(16,299)

Reinvested capital gains	-	186,662	376,167	93,325	706,413	14,909	1,285,231	523

Net increase (decrease) in contract owners’ equity resulting from operations	$(316,651)	(80,267)	(772,648)	(78,028)	(542,272)	(812,390)	(2,910,065)	(12,102)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	DFVIPS	DFVIS	DFVUTV	DSGIBA	SVSSVB	SVSLVB	ETVFR	FVCA2P
Reinvested dividends	$88,137	-	24,025	3,809	1,948	466	2,807,806	21,994
Mortality and expense risk charges (notes 2 and 3)	(8,203)	(1,061)	(5,463)	-	(440)	(49)	(105,388)	-

Net investment income (loss)	79,934	(1,061)	18,562	3,809	1,508	417	2,702,418	21,994

Realized gain (loss) on investments	(35,218)	168,411	111,160	(1,660)	1,594	441	(156,635)	(90,024)
Change in unrealized gain (loss) on investments	(118,053)	(166,312)	(651,369)	(21,792)	(71,021)	(4,845)	(2,417,967)	66,177

Net gain (loss) on investments	(153,271)	2,099	(540,209)	(23,452)	(69,427)	(4,404)	(2,574,602)	(23,847)

Reinvested capital gains	-	-	139,869	9,222	34,424	1,522	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(73,337)	1,038	(381,778)	(10,421)	(33,495)	(2,465)	127,816	(1,853)

Investment Activity:	FVU2	FQB	FRESS	FCS	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$-	687,351	44,400	214,480	44,234	1,312,657	30,958	378,608
Mortality and expense risk charges (notes 2 and 3)	-	(20,923)	(754)	(80,536)	-	(32,079)	(460)	(45,729)

Net investment income (loss)	-	666,428	43,646	133,944	44,234	1,280,578	30,498	332,879

Realized gain (loss) on investments	(4,839)	(181,600)	12,994	154,571	(418,247)	1,405,502	71,386	1,182,973
Change in unrealized gain (loss) on investments	(51,158)	(666,541)	(153,329)	(5,566,519)	(1,246,528)	(10,641,855)	(245,469)	(4,224,304)

Net gain (loss) on investments	(55,997)	(848,141)	(140,335)	(5,411,948)	(1,664,775)	(9,236,353)	(174,083)	(3,041,331)

Reinvested capital gains	-	-	557	3,031,527	6,442	2,914,423	59,898	1,102,451

Net increase (decrease) in contract owners’ equity resulting from operations	$(55,997)	(181,713)	(96,132)	(2,246,477)	(1,614,099)	(5,041,352)	(83,687)	(1,606,001)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FF30S	FFINS	FGOS	FGS	FHIS	FIP	FIGBS	FMCS
Reinvested dividends	$376,688	18,189	312	171,145	630,622	1,322,658	4,130,776	229,002
Mortality and expense risk charges (notes 2 and 3)	(41,609)	(2,321)	(771)	(98,558)	(11,598)	(149,004)	(282,824)	(32,590)

Net investment income (loss)	335,079	15,868	(459)	72,587	619,024	1,173,654	3,847,952	196,412

Realized gain (loss) on investments	387,020	33,882	1,653	11,208,657	(155,537)	7,444,360	(1,240,511)	357,141
Change in unrealized gain (loss) on investments	(3,768,841)	(77,166)	11,455	(26,957,639)	(880,876)	(11,277,995)	(5,136,907)	(9,845,990)

Net gain (loss) on investments	(3,381,821)	(43,284)	13,108	(15,748,982)	(1,036,413)	(3,833,635)	(6,377,418)	(9,488,849)

Reinvested capital gains	661,504	9,257	16,505	15,522,678	-	291,660	1,079,588	3,514,667

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,385,238)	(18,159)	29,154	(153,717)	(417,389)	(2,368,321)	(1,449,878)	(5,777,770)

Investment Activity:	FMMP	FOS	FVSS	FF05S	FF15S	FF25S	FF40S	FEMS
Reinvested dividends	$112,007	276,899	29,752	15,536	100,041	376,958	181,760	27,306
Mortality and expense risk charges (notes 2 and 3)	(14,202)	(4,696)	(193)	(1,716)	(16,825)	(52,735)	(33,384)	(1,390)

Net investment income (loss)	97,805	272,203	29,559	13,820	83,216	324,223	148,376	25,916

Realized gain (loss) on investments	-	143,764	50,593	9,971	349,720	380,179	412,713	(16,103)
Change in unrealized gain (loss) on investments	-	(3,189,572)	(841,717)	(58,304)	(1,144,049)	(2,996,486)	(2,546,983)	(71,851)

Net gain (loss) on investments	-	(3,045,808)	(791,124)	(48,333)	(794,329)	(2,616,307)	(2,134,270)	(87,954)

Reinvested capital gains	-	-	157,935	8,063	376,985	457,835	309,129	-

Net increase (decrease) in contract owners’ equity resulting from operations	$97,805	(2,773,605)	(603,630)	(26,450)	(334,128)	(1,834,249)	(1,676,765)	(62,038)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FF35S	FF50S	FTVIS2	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM2
Reinvested dividends	$12,819	9,372	289,321	264,515	111,479	94,586	42,039	28,186
Mortality and expense risk charges (notes 2 and 3)	(1,132)	(1,795)	-	-	-	(24,061)	(2,194)	-

Net investment income (loss)	11,687	7,577	289,321	264,515	111,479	70,525	39,845	28,186

Realized gain (loss) on investments	139	(13,918)	(54,080)	357,184	337,885	(172,558)	(109,512)	(12,118)
Change in unrealized gain (loss) on investments	(109,424)	(116,748)	(479,410)	(2,423,905)	(3,105,419)	(2,926,662)	(145,736)	(565,242)

Net gain (loss) on investments	(109,285)	(130,666)	(533,490)	(2,066,721)	(2,767,534)	(3,099,220)	(255,248)	(577,360)

Reinvested capital gains	4,343	17,185	-	1,068,478	1,459,764	1,610,832	22,273	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(93,255)	(105,904)	(244,169)	(733,728)	(1,196,291)	(1,417,863)	(193,130)	(549,174)

Investment Activity:	TIF	TIF2	FTVGI2	FTVFA2	FTVGB1	JPMMV1	JPSCE1	JABS
Reinvested dividends	$28,694	584,326	-	17,910	-	420,272	1,665	578,379
Mortality and expense risk charges (notes 2 and 3)	-	(32,551)	(1,006)	-	(33,730)	(91,326)	(720)	(54,356)

Net investment income (loss)	28,694	551,775	(1,006)	17,910	(33,730)	328,946	945	524,023

Realized gain (loss) on investments	(27,895)	(1,359,766)	(149,525)	(2,033)	325,626	659,451	4,383	1,439,258
Change in unrealized gain (loss) on investments	(153,024)	(2,073,010)	273,375	(86,302)	45,023	(6,888,089)	(102,918)	(2,625,087)

Net gain (loss) on investments	(180,919)	(3,432,776)	123,850	(88,335)	370,649	(6,228,638)	(98,535)	(1,185,829)

Reinvested capital gains	-	-	-	14,026	-	702,502	28,572	847,982

Net increase (decrease) in contract owners’ equity resulting from operations	$(152,225)	(2,881,001)	122,844	(56,399)	336,919	(5,197,190)	(69,018)	186,176

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	JAEI	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	JAMVS	LZREMS
Reinvested dividends	$3,509	29,456	185,626	623,295	267,333	366,006	9,827	475,725
Mortality and expense risk charges (notes 2 and 3)	-	(34,396)	(9,674)	(33,349)	(11,857)	(12,024)	(2,392)	(64,985)

Net investment income (loss)	3,509	(4,940)	175,952	589,946	255,476	353,982	7,435	410,740

Realized gain (loss) on investments	23,477	622,585	(127,526)	808,920	2,522,000	(122,978)	66,514	2,479,636
Change in unrealized gain (loss) on investments	(140,310)	(2,087,950)	(109,397)	(6,913,013)	(3,381,757)	(3,518,883)	(325,965)	(9,796,674)

Net gain (loss) on investments	(116,833)	(1,465,365)	(236,923)	(6,104,093)	(859,757)	(3,641,861)	(259,451)	(7,317,038)

Reinvested capital gains	59,180	1,076,203	-	6,696,610	807,100	-	108,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(54,144)	(394,102)	(60,971)	1,182,463	202,819	(3,287,879)	(143,043)	(6,906,298)

Investment Activity:	LOVBD	LOVMCV	LOVTRC	LOVSDC	MVBRES	MVRBSS	MV2IGI	MV2RIS
Reinvested dividends	$135,760	75	678,156	633,090	28,324	4,020	19,694	17,818
Mortality and expense risk charges (notes 2 and 3)	(7,163)	(9)	(43,666)	(38,892)	(5,226)	(350)	-	(2,932)

Net investment income (loss)	128,597	66	634,490	594,198	23,098	3,670	19,694	14,886

Realized gain (loss) on investments	51,494	(27)	(325,832)	(166,801)	83,978	(2,867)	30,843	23,323
Change in unrealized gain (loss) on investments	(374,662)	(2,101)	(556,747)	(257,661)	(510,892)	(954)	(210,433)	(240,026)

Net gain (loss) on investments	(323,168)	(2,128)	(882,579)	(424,462)	(426,914)	(3,821)	(179,590)	(216,703)

Reinvested capital gains	67,327	359	-	-	213,959	-	200,378	37,668

Net increase (decrease) in contract owners’ equity resulting from operations	$(127,244)	(1,703)	(248,089)	169,736	(189,857)	(151)	40,482	(164,149)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	MNDIC	MMCGSC	MNDSC	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM
Reinvested dividends	$-	-	-	184,467	1,075,931	828,702	57,015	1,311,775
Mortality and expense risk charges (notes 2 and 3)	-	(8)	(251)	-	(179,543)	(201,408)	-	(19,611)

Net investment income (loss)	-	(8)	(251)	184,467	896,388	627,294	57,015	1,292,164

Realized gain (loss) on investments	104,302	(25)	23,729	742,649	684,205	6,472,273	7,588	(3,235,201)
Change in unrealized gain (loss) on investments	(302,767)	(2,202)	(109,591)	(2,930,303)	(15,819,811)	(17,281,198)	(82,482)	286,165

Net gain (loss) on investments	(198,465)	(2,227)	(85,862)	(2,187,654)	(15,135,606)	(10,808,925)	(74,894)	(2,949,036)

Reinvested capital gains	138,609	-	83,970	803,098	5,602,723	1,030,301	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(59,856)	(2,235)	(2,143)	(1,200,089)	(8,636,495)	(9,151,330)	(17,879)	(1,656,872)

Investment Activity:	VKVGR2	MSVMG	MSVEG	MSVRE	DTRTFB	IDPGI	IDPG	NCPGI
Reinvested dividends	$167,781	-	-	358,695	69	-	633	-
Mortality and expense risk charges (notes 2 and 3)	(12,138)	(10,855)	(4,935)	(25,534)	-	-	-	-

Net investment income (loss)	155,643	(10,855)	(4,935)	333,161	69	-	633	-

Realized gain (loss) on investments	33,320	832,716	333,378	587,550	-	6	(300)	5
Change in unrealized gain (loss) on investments	(659,515)	(1,319,223)	(550,402)	(1,882,634)	(56)	(7)	(3,757)	(6)

Net gain (loss) on investments	(626,195)	(486,507)	(217,024)	(1,295,084)	(56)	(1)	(4,057)	(1)

Reinvested capital gains	-	1,018,186	581,366	-	-	-	1,881	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(470,552)	520,824	359,407	(961,923)	13	(1)	(1,543)	(1)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NCPG	NVBX	NVIX	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$1,962	4,780,336	720,045	570,109	146,439	35,289	21,513	37,903
Mortality and expense risk charges (notes 2 and 3)	-	(265,047)	(67,754)	-	-	-	-	-

Net investment income (loss)	1,962	4,515,289	652,291	570,109	146,439	35,289	21,513	37,903

Realized gain (loss) on investments	701	(1,245,692)	3,236,862	602,359	404,737	(6,353)	347,344	809,973
Change in unrealized gain (loss) on investments	(12,124)	(4,376,973)	(7,971,764)	(7,446,973)	(1,778,451)	(47,026)	(1,717,468)	(2,082,531)

Net gain (loss) on investments	(11,423)	(5,622,665)	(4,734,902)	(6,844,614)	(1,373,714)	(53,379)	(1,370,124)	(1,272,558)

Reinvested capital gains	3,878	97,509	-	2,659,340	650,082	5,640	503,711	1,201,688

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,583)	(1,009,867)	(4,082,611)	(3,615,165)	(577,193)	(12,450)	(844,900)	(32,967)

Investment Activity:	GVAGI2	HIBF	GEM	GIG	NVIE6	NVNMO1	NVNSR1	NVCRA1
Reinvested dividends	$41,838	1,509,992	115,289	393,521	4,058	92,679	1,439	68,388
Mortality and expense risk charges (notes 2 and 3)	-	(30,974)	(11,655)	(17,459)	-	-	-	(262)

Net investment income (loss)	41,838	1,479,018	103,634	376,062	4,058	92,679	1,439	68,126

Realized gain (loss) on investments	258,308	(267,197)	572,981	330,904	1,940	868,258	(8,216)	215,830
Change in unrealized gain (loss) on investments	(712,787)	(2,004,311)	(3,835,085)	(3,605,348)	(40,676)	(3,440,567)	(29,262)	(692,141)

Net gain (loss) on investments	(454,479)	(2,271,508)	(3,262,104)	(3,274,444)	(38,736)	(2,572,309)	(37,478)	(476,311)

Reinvested capital gains	334,280	-	-	100,395	1,092	1,760,361	23,166	68,230

Net increase (decrease) in contract owners’ equity resulting from operations	$(78,361)	(792,490)	(3,158,470)	(2,797,987)	(33,586)	(719,269)	(12,873)	(339,955)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1
Reinvested dividends	$174,429	102,846	57,424	143,539	148,066	57,790	65,901	55,651
Mortality and expense risk charges (notes 2 and 3)	(4,574)	(193)	(784)	(858)	(810)	(355)	-	-

Net investment income (loss)	169,855	102,653	56,640	142,681	147,256	57,435	65,901	55,651

Realized gain (loss) on investments	1,375,964	18,894	(33,196)	(19,360)	(44,232)	(17,355)	(11,999)	(33,660)
Change in unrealized gain (loss) on investments	(1,911,570)	(741,623)	(109,679)	(901,114)	(1,143,771)	(297,467)	(61,334)	(47,563)

Net gain (loss) on investments	(535,606)	(722,729)	(142,875)	(920,474)	(1,188,003)	(314,822)	(73,333)	(81,223)

Reinvested capital gains	456,813	238,901	16,269	317,166	390,523	126,838	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$91,062	(381,175)	(69,966)	(460,627)	(650,224)	(130,549)	(7,432)	(25,572)

Investment Activity:	TRF	GBF	GVIX2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$1,584,461	1,510,321	64,333	567,425	32,862	13,432	270,394	1,329,973
Mortality and expense risk charges (notes 2 and 3)	(107,951)	(75,081)	-	(38,873)	-	-	(13,938)	(28,540)

Net investment income (loss)	1,476,510	1,435,240	64,333	528,552	32,862	13,432	256,456	1,301,433

Realized gain (loss) on investments	9,423,561	(737,022)	4,798	1,495,009	17,779	2,609	(119,793)	1,868,215
Change in unrealized gain (loss) on investments	(10,142,608)	(551,761)	(437,090)	(8,408,403)	(204,175)	(114,153)	(656,683)	(12,969,256)

Net gain (loss) on investments	(719,047)	(1,288,783)	(432,292)	(6,913,394)	(186,396)	(111,544)	(776,476)	(11,101,041)

Reinvested capital gains	-	-	-	3,083,588	70,466	48,143	274,207	5,762,068

Net increase (decrease) in contract owners’ equity resulting from operations	$757,463	146,457	(367,959)	(3,301,254)	(83,068)	(49,969)	(245,813)	(4,037,540)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	SAM5	NVMIG1	GVDIVI	NVMLG1
Reinvested dividends	$1,611,437	338,612	1,533,391	567,628	2,487,060	167,905	243,231	44,424
Mortality and expense risk charges (notes 2 and 3)	(51,265)	(9,431)	(170,105)	(249)	(329,541)	-	-	(5,171)

Net investment income (loss)	1,560,172	329,181	1,363,286	567,379	2,157,519	167,905	243,231	39,253

Realized gain (loss) on investments	4,025,302	124,293	3,603,322	-	-	(68,338)	(7,567)	413,250
Change in unrealized gain (loss) on investments	(22,423,424)	(2,042,283)	(28,529,988)	-	-	(3,914,632)	(1,212,297)	(2,933,807)

Net gain (loss) on investments	(18,398,122)	(1,917,990)	(24,926,666)	-	-	(3,982,970)	(1,219,864)	(2,520,557)

Reinvested capital gains	9,382,371	939,917	10,799,813	417	1,695	1,189,554	-	2,087,080

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,455,579)	(648,892)	(12,763,567)	567,796	2,159,214	(2,625,511)	(976,633)	(394,224)

Investment Activity:	NVMLV1	NVMMG1	NVMMV1	NVMMV2	SCGF	SCVF	SCF	MSBF
Reinvested dividends	$298,522	-	102,543	145,540	-	287,261	5,605	328,391
Mortality and expense risk charges (notes 2 and 3)	(14,428)	(4,763)	(6,412)	-	(16,469)	(18,289)	(41,958)	(6,622)

Net investment income (loss)	284,094	(4,763)	96,131	145,540	(16,469)	268,972	(36,353)	321,769

Realized gain (loss) on investments	57,089	(119,968)	(23,200)	83,892	248,860	2,133,410	949,589	(68,003)
Change in unrealized gain (loss) on investments	(4,556,417)	(9,592,159)	(2,590,941)	(4,353,291)	(4,803,096)	(16,635,229)	(17,811,881)	(541,271)

Net gain (loss) on investments	(4,499,328)	(9,712,127)	(2,614,141)	(4,269,399)	(4,554,236)	(14,501,819)	(16,862,292)	(609,274)

Reinvested capital gains	1,905,456	7,290,259	1,421,456	2,365,484	2,693,909	7,173,697	11,306,481	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,309,778)	(2,426,631)	(1,096,554)	(1,758,375)	(1,876,796)	(7,059,150)	(5,592,164)	(287,505)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVSTB1	NVSTB2	NVOLG1	NVTIV3	EIF	NVRE1	NVLCAP	NVLMP
Reinvested dividends	$1,940,414	58,757	1,282,630	22,606	226,314	549,439	2,878	660
Mortality and expense risk charges (notes 2 and 3)	(81,461)	-	(1,707)	-	(1,929)	(17,495)	-	-

Net investment income (loss)	1,858,953	58,757	1,280,923	22,606	224,385	531,944	2,878	660

Realized gain (loss) on investments	(71,025)	(6,146)	3,400,280	(1,925)	749,726	(2,658,580)	313	315
Change in unrealized gain (loss) on investments	(1,122,355)	(31,429)	(21,294,442)	(220,104)	(3,045,019)	1,006,469	(25,167)	(5,450)

Net gain (loss) on investments	(1,193,380)	(37,575)	(17,894,162)	(222,029)	(2,295,293)	(1,652,111)	(24,854)	(5,135)

Reinvested capital gains	-	-	15,499,762	12,254	1,196,405	-	5,884	1,467

Net increase (decrease) in contract owners’ equity resulting from operations	$665,573	21,182	(1,113,477)	(187,169)	(874,503)	(1,120,167)	(16,092)	(3,008)

Investment Activity:	NVSIX2	GVEX1	AMTB	AMGP	AMCG	AMMCGS	AMTP	AMRI
Reinvested dividends	$12,994	115,592	44,944	2,467	-	-	3,753	19,118
Mortality and expense risk charges (notes 2 and 3)	-	-	-	(1,277)	(5,850)	-	(426)	(7,699)

Net investment income (loss)	12,994	115,592	44,944	1,190	(5,850)	-	3,327	11,419

Realized gain (loss) on investments	10,157	460,278	(13,260)	851	142,601	26,017	5,033	465,120
Change in unrealized gain (loss) on investments	(297,448)	(1,090,054)	(3,776)	(88,122)	(393,448)	(175,321)	(46,112)	(992,275)

Net gain (loss) on investments	(287,291)	(629,776)	(17,036)	(87,271)	(250,847)	(149,304)	(41,079)	(527,155)

Reinvested capital gains	135,126	214,584	-	48,309	152,288	86,213	33,398	132,445

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,171)	(299,600)	27,908	(37,772)	(104,409)	(63,091)	(4,354)	(383,291)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	AMSRS	OVGR	OVGS	OVIG	OVGI	OVSC	OVAG	OVSB
Reinvested dividends	$10,925	35,852	842,537	179,578	402,301	24,605	-	949,472
Mortality and expense risk charges (notes 2 and 3)	-	(27,000)	(109,773)	(37,583)	(15,457)	(289)	(11,861)	-

Net investment income (loss)	10,925	8,852	732,764	141,995	386,844	24,316	(11,861)	949,472

Realized gain (loss) on investments	105,043	181,115	3,116,611	527,493	1,404,521	218,766	1,515,287	(103,127)
Change in unrealized gain (loss) on investments	(360,048)	(1,607,680)	(20,630,200)	(5,136,311)	(7,446,770)	(1,909,815)	(7,176,212)	(1,706,638)

Net gain (loss) on investments	(255,005)	(1,426,565)	(17,513,589)	(4,608,818)	(6,042,249)	(1,691,049)	(5,660,925)	(1,809,765)

Reinvested capital gains	122,233	843,196	5,956,696	406,374	3,025,961	1,013,493	4,106,471	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(121,847)	(574,517)	(10,824,129)	(4,060,449)	(2,629,444)	(653,240)	(1,566,315)	(860,293)

Investment Activity:	PMVAAA	PMVRSA	PMVFBA	PMVHYA	PMVLGA	PMVLDA	PMVRRA	PMVTRA
Reinvested dividends	$793,550	2,865	82,162	1,061	221,913	706,289	1,216,109	1,755,810
Mortality and expense risk charges (notes 2 and 3)	(48,346)	-	(2,253)	(39)	(3,266)	(70,394)	(108,447)	(120,500)

Net investment income (loss)	745,204	2,865	79,909	1,022	218,647	635,895	1,107,662	1,635,310

Realized gain (loss) on investments	(497,659)	(20,155)	20,726	(258)	(51,199)	(168,273)	(973,447)	(1,075,917)
Change in unrealized gain (loss) on investments	(1,669,844)	(10,730)	(192,043)	(3,406)	147,605	(407,150)	(1,374,060)	(1,954,037)

Net gain (loss) on investments	(2,167,503)	(30,885)	(171,317)	(3,664)	96,406	(575,423)	(2,347,507)	(3,029,954)

Reinvested capital gains	-	-	22,203	-	91,532	-	-	817,481

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,422,299)	(28,020)	(69,205)	(2,642)	406,585	60,472	(1,239,845)	(577,163)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMVGBA	PMVFHA	GVMCE	GVCSE	GVGOPS	GVGMNS	BNCAI	PIHYB1
Reinvested dividends	$20,180	952	152,500	6,881	-	885	-	181,265
Mortality and expense risk charges (notes 2 and 3)	(720)	(150)	(31,549)	(1,181)	(2,788)	-	(16,729)	(7,941)

Net investment income (loss)	19,460	802	120,951	5,700	(2,788)	885	(16,729)	173,324

Realized gain (loss) on investments	(1,544)	(492)	718,200	6,227	(29,990)	208	182,076	(4,728)
Change in unrealized gain (loss) on investments	(31,957)	(149)	(3,401,518)	(448,241)	(398,672)	(8,754)	(764,072)	(314,313)

Net gain (loss) on investments	(33,501)	(641)	(2,683,318)	(442,014)	(428,662)	(8,546)	(581,996)	(319,041)

Reinvested capital gains	873	1,251	1,383,011	206,193	451,367	2,012	328,326	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,168)	1,412	(1,179,356)	(230,121)	19,917	(5,649)	(270,399)	(145,717)

Investment Activity:	PVEIB	PVGOB	PVTIGB	PVTSCB	ROCMC	RVARS	TREI2	TRHS2
Reinvested dividends	$6,961	-	16,075	3,461	-	-	426,802	-
Mortality and expense risk charges (notes 2 and 3)	-	-	-	(1,826)	(11,554)	-	(51,495)	(9,159)

Net investment income (loss)	6,961	-	16,075	1,635	(11,554)	-	375,307	(9,159)

Realized gain (loss) on investments	7,982	138,568	13,747	(38,492)	(45,127)	(352)	(66,770)	1,100,646
Change in unrealized gain (loss) on investments	(187,436)	(188,858)	(271,260)	(376,392)	(632,112)	(11,333)	(4,706,287)	(1,658,513)

Net gain (loss) on investments	(179,454)	(50,290)	(257,513)	(414,884)	(677,239)	(11,685)	(4,773,057)	(557,867)

Reinvested capital gains	44,651	93,811	-	264,240	230,086	-	2,092,933	677,316

Net increase (decrease) in contract owners’ equity resulting from operations	$(127,842)	43,521	(241,438)	(149,009)	(458,707)	(11,685)	(2,304,817)	110,290

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	TRLT1	TRMCG2	TRNAG1	TRPSB1	TRBCGP	VWEM	VWHA	VVB
Reinvested dividends	$386,107	-	76,705	144,540	-	34,315	-	247,491
Mortality and expense risk charges (notes 2 and 3)	(45,594)	(63,828)	(102,032)	(16,221)	(141,101)	(8,826)	(46,230)	(22,351)

Net investment income (loss)	340,513	(63,828)	(25,327)	128,319	(141,101)	25,489	(46,230)	225,140

Realized gain (loss) on investments	(120,197)	(243,937)	2,166,117	168,360	7,499,857	218,755	684,524	126,460
Change in unrealized gain (loss) on investments	(23,851)	(3,714,681)	(6,324,706)	(1,517,406)	(11,304,191)	(3,169,763)	(8,383,861)	(1,251,990)

Net gain (loss) on investments	(144,048)	(3,958,618)	(4,158,589)	(1,349,046)	(3,804,334)	(2,951,008)	(7,699,337)	(1,125,530)

Reinvested capital gains	-	3,508,621	4,863,119	615,263	2,759,352	-	-	522,529

Net increase (decrease) in contract owners’ equity resulting from operations	$196,465	(513,825)	679,203	(605,464)	(1,186,083)	(2,925,519)	(7,745,567)	(377,861)

Investment Activity:	VVCG	VVDV	VVI	VVMCI	VVREI	VVSTC	VVSCG	VVHGB
Reinvested dividends	$139,540	326,288	102,002	347,150	238,354	72,918	23,890	567,040
Mortality and expense risk charges (notes 2 and 3)	(36,538)	(26,547)	(28,551)	(59,838)	(9,322)	(3,046)	(15,595)	(63,858)

Net investment income (loss)	103,002	299,741	73,451	287,312	229,032	69,872	8,295	503,182

Realized gain (loss) on investments	879,331	278,746	742,561	726,861	(840,588)	(82,591)	(232,450)	(567,871)
Change in unrealized gain (loss) on investments	(1,731,756)	(2,377,328)	(2,915,977)	(4,870,236)	(219,752)	(21,187)	(1,302,939)	(19,910)

Net gain (loss) on investments	(852,425)	(2,098,582)	(2,173,416)	(4,143,375)	(1,060,340)	(103,778)	(1,535,389)	(587,781)

Reinvested capital gains	437,953	637,696	341,367	1,411,461	292,268	-	646,497	47,997

Net increase (decrease) in contract owners’ equity resulting from operations	$(311,470)	(1,161,145)	(1,758,598)	(2,444,602)	(539,040)	(33,906)	(880,597)	(36,602)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	VVTISI	WRASP	WRGP	WRHIP	WRMCG	WRRESP	WRSTP	SVDF
Reinvested dividends	$-	118,426	5,298	2,517,305	-	119,092	-	-
Mortality and expense risk charges (notes 2 and 3)	(3,681)	(1,720)	(12,550)	(40,863)	(8,515)	(9,329)	(13,048)	(17,226)

Net investment income (loss)	(3,681)	116,706	(7,252)	2,476,442	(8,515)	109,763	(13,048)	(17,226)

Realized gain (loss) on investments	6,598	31,164	1,639,357	(2,617,466)	310,523	(772,914)	2,515,389	141,666
Change in unrealized gain (loss) on investments	(393,058)	(710,278)	(1,597,270)	346,821	(535,591)	(198,168)	(3,316,582)	(3,439,100)

Net gain (loss) on investments	(386,460)	(679,114)	42,087	(2,270,645)	(225,068)	(971,082)	(801,193)	(3,297,434)

Reinvested capital gains	-	258,169	1,810,030	-	207,948	509,224	849,011	2,137,007

Net increase (decrease) in contract owners’ equity resulting from operations	$(390,141)	(304,239)	1,844,865	205,797	(25,635)	(352,095)	34,770	(1,177,653)

Investment Activity:	SVOF	WFVSCG
Reinvested dividends	$13,117	-
Mortality and expense risk charges (notes 2 and 3)	(16,592)	(10,866)

Net investment income (loss)	(3,475)	(10,866)

Realized gain (loss) on investments	(75,265)	153,554
Change in unrealized gain (loss) on investments	(1,030,024)	(919,452)

Net gain (loss) on investments	(1,105,289)	(765,898)

Reinvested capital gains	660,313	753,079

Net increase (decrease) in contract owners’ equity resulting from operations	$(448,451)	(23,685)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		SBVSG		DVMCS		DVSCS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$77,113,489	67,907,326	(34,543)	(26,780)	11,046	24,763	694,013	508,105
Realized gain (loss) on investments	127,446,944	125,613,379	1,180,840	131,218	(51,122)	(54,205)	2,264,777	5,358,841
Change in unrealized gain (loss) on investments	(713,563,552)	401,053,879	(3,180,703)	2,342,221	(867,989)	417,500	(18,552,711)	1,673,393
Reinvested capital gains	237,316,719	132,921,944	2,032,885	282,066	382,535	47,119	6,045,636	4,561,956

Net increase (decrease) in policyholders’ equity resulting from operations	(271,686,400)	727,496,528	(1,521)	2,728,725	(525,530)	435,177	(9,548,285)	12,102,295

Equity transactions:
Purchase payments received from contract owners (note 6)	202,845,305	241,157,120	931,101	913,974	230,679	333,726	3,490,801	3,892,557
Transfers between funds	-	-	3,112,812	(201,856)	(35,795)	108,480	5,459,382	(6,767,440)
Surrenders (note 6)	(236,231,111)	(257,467,102)	(339,172)	(994,746)	(286,839)	(56,707)	(6,157,695)	(5,679,549)
Death Benefits (note 4)	(32,227,976)	(28,896,671)	(66,448)	(56,921)	(6,113)	(11,627)	(426,544)	(465,517)
Net policy repayments (loans) (note 5)	(4,462,946)	(9,689,507)	4,826	(3,769)	(2,020)	(13,867)	(366,681)	(305,135)
Deductions for surrender charges (note 2)	(47,906)	(75,307)	-	-	-	-	(419)	(612)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(112,323,040)	(110,531,847)	(286,871)	(209,575)	(45,554)	(40,457)	(1,853,788)	(1,679,252)
Asset charges (note 3):
FPVUL & VEL contracts	(4,757,071)	(4,477,118)	(4,374)	(2,126)	(51)	(60)	(45,378)	(44,329)
MSP contracts	(270,065)	(270,698)	-	-	-	-	(1,354)	(1,195)
SL contracts or LSFP contracts	(629,493)	(630,077)	-	-	-	-	(8,194)	(7,704)
Adjustments to maintain reserves	9,184	264,641	(206)	(136)	(21)	(3)	439	(48,637)

Net equity transactions	(188,095,119)	(170,616,566)	3,351,668	(555,155)	(145,714)	319,485	90,569	(11,106,813)

Net change in contract owners’ equity	(459,781,519)	556,879,962	3,350,147	2,173,570	(671,244)	754,662	(9,457,716)	995,482
Contract owners’ equity beginning of period	5,289,979,775	4,733,099,813	14,408,860	12,235,290	3,337,867	2,583,205	107,428,413	106,432,931

Contract owners’ equity end of period	$4,830,198,256	5,289,979,775	17,759,007	14,408,860	2,666,623	3,337,867	97,970,697	107,428,413

CHANGES IN UNITS:
Beginning units	244,853,171	246,660,844	602,145	634,718	79,253	70,707	2,723,622	3,029,148
Units purchased	40,507,127	41,621,557	234,320	71,639	17,690	16,493	283,966	111,612
Units redeemed	(43,293,476)	(43,429,230)	(119,140)	(104,212)	(21,988)	(7,947)	(272,231)	(417,138)

Ending units	242,066,823	244,853,171	717,325	602,145	74,955	79,253	2,735,357	2,723,622

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSIF		DSRG		DCAP		DSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,012,587	8,752,972	203,241	131,929	259,308	269,362	-	-
Realized gain (loss) on investments	27,969,786	33,667,675	238,535	482,817	(150,634)	118,962	126,035	111,290
Change in unrealized gain (loss) on investments	(82,098,462)	51,827,149	(3,070,197)	267,873	(4,149,810)	1,946,859	(587,017)	125,475
Reinvested capital gains	14,709,204	12,067,944	2,156,594	762,609	2,745,865	2,612,792	209,776	11,302

Net increase (decrease) in policyholders’ equity resulting from operations	(29,406,885)	106,315,740	(471,827)	1,645,228	(1,295,271)	4,947,975	(251,206)	248,067

Equity transactions:
Purchase payments received from contract owners (note 6)	13,955,614	20,208,758	561,499	591,044	653,773	662,623	250,647	58,277
Transfers between funds	23,425,043	65,765,481	22,522	(289,358)	(1,086,756)	(705,509)	(213,428)	179,303
Surrenders (note 6)	(23,148,334)	(20,641,467)	(592,787)	(802,905)	(1,984,430)	(568,488)	(161,252)	(66,081)
Death Benefits (note 4)	(2,989,560)	(3,139,731)	(100,563)	(89,058)	(63,080)	(201,886)	-	(608)
Net policy repayments (loans) (note 5)	(805,404)	(2,195,010)	17,755	(4,625)	(6,041)	(23,321)	6,023	20,302
Deductions for surrender charges (note 2)	(1,195)	(3,526)	(8)	(3)	(37)	(258)	(35)	(4)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(12,028,685)	(10,967,464)	(604,842)	(617,779)	(678,200)	(687,248)	(37,409)	(32,186)
Asset charges (note 3):
FPVUL & VEL contracts	(393,099)	(361,742)	(43,850)	(41,017)	(51,524)	(46,226)	(3,471)	(2,561)
MSP contracts	(14,831)	(13,493)	(1,351)	(1,367)	(1,904)	(1,754)	-	-
SL contracts or LSFP contracts	(71,602)	(67,830)	(1,189)	(1,097)	(4,405)	(4,591)	(713)	(686)
Adjustments to maintain reserves	23,187	(45,240)	(565)	1,986	(50)	(54)	(11)	17

Net equity transactions	(2,048,866)	48,538,736	(743,379)	(1,254,179)	(3,222,654)	(1,576,712)	(159,649)	155,773

Net change in contract owners’ equity	(31,455,751)	154,854,476	(1,215,206)	391,049	(4,517,925)	3,371,263	(410,855)	403,840
Contract owners’ equity beginning of period	633,309,526	478,455,050	11,685,824	11,294,775	22,335,911	18,964,648	1,453,941	1,050,101

Contract owners’ equity end of period	$601,853,775	633,309,526	10,470,618	11,685,824	17,817,986	22,335,911	1,043,086	1,453,941

CHANGES IN UNITS:
Beginning units	21,680,304	19,688,978	411,484	461,676	624,328	680,407	44,940	40,468
Units purchased	1,944,668	4,069,434	26,477	25,562	24,683	23,363	3,744	8,782
Units redeemed	(1,830,992)	(2,078,108)	(51,171)	(75,754)	(121,102)	(79,442)	(8,843)	(4,310)

Ending units	21,793,980	21,680,304	386,790	411,484	527,909	624,328	39,841	44,940

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DVIV		ACGI		ACEG		AVBVI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$57,091	49,371	128,953	83,902	-	1,003	26	(9)
Realized gain (loss) on investments	(1,428)	1,789	133,412	(83,375)	113,762	128,710	(109)	28
Change in unrealized gain (loss) on investments	(750,974)	914,139	(2,065,287)	594,882	(257,995)	66,046	(13,355)	(406)
Reinvested capital gains	-	-	670,394	271,968	83,426	97,864	4,624	-

Net increase (decrease) in policyholders’ equity resulting from operations	(695,311)	965,299	(1,132,528)	867,377	(60,807)	293,623	(8,814)	(387)

Equity transactions:
Purchase payments received from contract owners (note 6)	18,407	35,608	65,954	140,800	65,476	87,576	-	20
Transfers between funds	77,451	117,349	1,292,389	444,182	130,547	(12,660)	(5,503)	51,790
Surrenders (note 6)	(269,847)	(40,089)	(25,388)	(51,611)	(67,710)	(90,035)	-	-
Death Benefits (note 4)	(22,567)	(30,197)	(54,316)	(41,402)	(143,589)	(6,018)	-	-
Net policy repayments (loans) (note 5)	259,157	(181,242)	(68,816)	(219)	18,720	6,144	-	-
Deductions for surrender charges (note 2)	-	-	-	-	(100)	(59)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(56,736)	(56,578)	(100,215)	(83,532)	(53,145)	(55,346)	(593)	(505)
Asset charges (note 3):
FPVUL & VEL contracts	(226)	(133)	-	(38)	(4,784)	(4,227)	-	-
MSP contracts	-	-	-	-	(303)	(252)	-	-
SL contracts or LSFP contracts	-	-	-	-	(154)	(111)	-	-
Adjustments to maintain reserves	(43)	31	(192)	(23)	(4)	14	4	(1)

Net equity transactions	5,596	(155,251)	1,109,416	408,157	(55,046)	(74,974)	(6,092)	51,304

Net change in contract owners’ equity	(689,715)	810,048	(23,112)	1,275,534	(115,853)	218,649	(14,906)	50,917
Contract owners’ equity beginning of period	4,065,255	3,255,207	7,122,459	5,846,925	1,325,620	1,106,971	51,393	476

Contract owners’ equity end of period	$3,375,540	4,065,255	7,099,347	7,122,459	1,209,767	1,325,620	36,487	51,393

CHANGES IN UNITS:
Beginning units	176,313	180,986	318,551	298,376	65,426	69,572	1,935	21
Units purchased	17,538	15,411	60,369	39,283	8,734	11,613	-	1,935
Units redeemed	(17,467)	(20,084)	(11,626)	(19,108)	(12,207)	(15,759)	(231)	(21)

Ending units	176,384	176,313	367,294	318,551	61,953	65,426	1,704	1,935

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AVHY1		AVIE		AVMCCI		AVSCE
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$349,847	547,560	735,492	596,803	1,045	1,450	(674)	(699)
Realized gain (loss) on investments	42,127	(152,861)	1,046,371	1,022,593	17,675	12,059	11,291	18,350
Change in unrealized gain (loss) on investments	(577,161)	461,698	(8,198,119)	7,850,169	(78,842)	28,802	(68,506)	5,938
Reinvested capital gains	-	-	280,034	-	34,669	7,593	18,038	12,805

Net increase (decrease) in policyholders’ equity resulting from operations	(185,187)	856,397	(6,136,222)	9,469,565	(25,453)	49,904	(39,851)	36,394

Equity transactions:
Purchase payments received from contract owners (note 6)	72,718	173,879	955,221	1,484,086	24,924	20,646	-	91
Transfers between funds	(8,204,479)	235,957	(14,599,865)	34,478	(102,326)	(48,547)	(39,751)	26,537
Surrenders (note 6)	(404,852)	(569,886)	(1,398,902)	(2,768,761)	(6,858)	(1,793)	-	-
Death Benefits (note 4)	(56,110)	(57,230)	(226,469)	(186,466)	-	(4,932)	-	(14,392)
Net policy repayments (loans) (note 5)	(4,230)	(14,161)	23,934	207,525	(1,968)	500	-	(379)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(114,241)	(136,031)	(520,835)	(575,246)	(10,555)	(11,696)	(2,110)	(2,156)
Asset charges (note 3):
FPVUL & VEL contracts	(323)	(314)	(3,413)	(3,211)	(331)	(260)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	27	97	(139)	(587)	16	(17)	(62)	(4)

Net equity transactions	(8,711,490)	(367,689)	(15,770,468)	(1,808,182)	(97,098)	(46,099)	(41,923)	9,697

Net change in contract owners’ equity	(8,896,677)	488,708	(21,906,690)	7,661,383	(122,551)	3,805	(81,774)	46,091
Contract owners’ equity beginning of period	14,806,926	14,318,218	50,704,064	43,042,681	349,319	345,514	305,502	259,411

Contract owners’ equity end of period	$5,910,249	14,806,926	28,797,374	50,704,064	226,768	349,319	223,728	305,502

CHANGES IN UNITS:
Beginning units	960,467	985,388	1,799,609	1,875,898	14,053	15,984	23,971	23,157
Units purchased	20,542	47,491	80,757	174,551	1,564	1,188	-	2,989
Units redeemed	(583,620)	(72,412)	(675,354)	(250,840)	(5,373)	(3,119)	(3,247)	(2,175)

Ending units	397,389	960,467	1,205,012	1,799,609	10,244	14,053	20,724	23,971

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IVKMG1		IVBRA1		NOTB3		NOTG3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(892)	(880)	20,540	57,328	690	607	637	543
Realized gain (loss) on investments	3,262	(19,739)	2,110	(2,407)	(30)	(25)	160	390
Change in unrealized gain (loss) on investments	(549,778)	502,080	(228,740)	9,986	(5,548)	3,380	(7,029)	4,550
Reinvested capital gains	389,937	203,161	117,929	77,742	2,233	63	2,380	-

Net increase (decrease) in policyholders’ equity resulting from operations	(157,471)	684,622	(88,161)	142,649	(2,655)	4,025	(3,852)	5,483

Equity transactions:
Purchase payments received from contract owners (note 6)	88,640	162,768	37,365	62,853	3,526	3,526	1,954	2,131
Transfers between funds	(150,490)	(260,194)	(52,605)	(153,556)	-	-	6,089	(3,000)
Surrenders (note 6)	(142,274)	(285,958)	(52,179)	(1,385)	-	-	-	-
Death Benefits (note 4)	(21,929)	(15,290)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(29,693)	13,981	(36,062)	2,390	-	-	(843)	-
Deductions for surrender charges (note 2)	(40)	(1,025)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(93,504)	(93,239)	(43,291)	(43,305)	(2,882)	(2,650)	(363)	-
Asset charges (note 3):
FPVUL & VEL contracts	(8,180)	(7,547)	(4,159)	(4,729)	(184)	(193)	(29)	-
MSP contracts	(405)	(358)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,593)	(1,576)	-	-	-	-	-	-
Adjustments to maintain reserves	6	9	(1)	(3)	(3)	(5)	(7)	3

Net equity transactions	(359,462)	(488,429)	(150,932)	(137,735)	457	678	6,801	(866)

Net change in contract owners’ equity	(516,933)	196,193	(239,093)	4,914	(2,198)	4,703	2,949	4,617
Contract owners’ equity beginning of period	3,579,489	3,383,296	1,491,397	1,486,483	42,281	37,578	35,698	31,081

Contract owners’ equity end of period	$3,062,556	3,579,489	1,252,304	1,491,397	40,083	42,281	38,647	35,698

CHANGES IN UNITS:
Beginning units	197,242	228,597	122,601	134,610	3,552	3,491	2,874	2,939
Units purchased	6,761	18,815	5,106	4,990	298	311	640	186
Units redeemed	(25,223)	(50,170)	(17,651)	(16,999)	(262)	(250)	(101)	(251)

Ending units	178,780	197,242	110,056	122,601	3,588	3,552	3,413	2,874

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NOTMG3		ALVGIA		ALVIVA		ALVIVB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$849	763	191,685	256,176	83,243	166,459	325	-
Realized gain (loss) on investments	65	51	408,731	1,489,536	163,875	309,635	(3,330)	-
Change in unrealized gain (loss) on investments	(7,518)	5,376	(4,496,387)	373,860	(1,696,395)	1,375,027	(2,453)	-
Reinvested capital gains	2,582	-	2,630,567	1,767,340	-	-	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(4,022)	6,190	(1,265,404)	3,886,912	(1,449,277)	1,851,121	(5,458)	-

Equity transactions:
Purchase payments received from contract owners (note 6)	3,684	3,763	1,486,335	997,200	56,992	56,101	29,315	-
Transfers between funds	(39)	-	(1,632)	(3,373,522)	(1,673,875)	(2,718,138)	1,426	-
Surrenders (note 6)	-	-	(1,169,695)	(2,401,886)	(10,768)	(5,180)	-	-
Death Benefits (note 4)	-	-	(181,041)	(93,207)	251	(313)	-	-
Net policy repayments (loans) (note 5)	145	413	33,346	(32,176)	(4,327)	(25,314)	(12,028)	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,215)	(1,214)	(435,714)	(412,046)	(89,426)	(102,745)	(301)	-
Asset charges (note 3):
FPVUL & VEL contracts	(87)	(86)	(10,597)	(9,254)	(3,810)	(3,740)	(28)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(1,145)	(1,091)	-	-	-	-
Adjustments to maintain reserves	5	-	(1,305)	35	(36)	60	(4)	-

Net equity transactions	2,493	2,876	(281,448)	(5,325,947)	(1,724,999)	(2,799,269)	18,380	-

Net change in contract owners’ equity	(1,529)	9,066	(1,546,852)	(1,439,035)	(3,174,276)	(948,148)	12,922	-
Contract owners’ equity beginning of period	52,590	43,524	23,253,399	24,692,434	8,084,125	9,032,273	-	-

Contract owners’ equity end of period	$51,061	52,590	21,706,547	23,253,399	4,909,849	8,084,125	12,922	-

CHANGES IN UNITS:
Beginning units	4,249	4,003	618,577	781,559	761,593	1,068,396	-	-
Units purchased	344	387	82,000	56,162	7,794	6,665	2,665	-
Units redeemed	(139)	(141)	(87,116)	(219,144)	(171,182)	(313,468)	(1,418)	-

Ending units	4,454	4,249	613,461	618,577	598,205	761,593	1,247	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVDAA		ALVSVA		ACVIP1		ACVCA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$473	655	84,637	76,326	633,828	559,292	(1,826)	(1,563)
Realized gain (loss) on investments	949	805	(139,014)	(360,753)	(265,149)	(206,207)	58,390	6,363
Change in unrealized gain (loss) on investments	(3,378)	3,090	(4,634,569)	1,813,419	(994,534)	406,893	(95,601)	44,123
Reinvested capital gains	33	-	1,662,476	989,557	-	-	4,076	83,851

Net increase (decrease) in policyholders’ equity resulting from operations	(1,923)	4,550	(3,026,470)	2,518,549	(625,855)	759,978	(34,961)	132,774

Equity transactions:
Purchase payments received from contract owners (note 6)	2,060	10,183	514,288	525,164	734,130	863,778	1,454	1,622
Transfers between funds	1,176	95	(968,082)	(1,857,541)	332,684	2,252,009	(31,910)	1,051
Surrenders (note 6)	(238)	(9,134)	(396,583)	(620,789)	(311,821)	(1,113,229)	(3,249)	(27,885)
Death Benefits (note 4)	(1,810)	(34)	(18,803)	(46,399)	(349,169)	(91,049)	-	(30,538)
Net policy repayments (loans) (note 5)	(843)	330	(21,863)	(40,931)	22,593	(655)	(2,951)	(917)
Deductions for surrender charges (note 2)	-	-	(33)	(107)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,110)	(7,516)	(292,763)	(317,178)	(245,216)	(223,577)	(6,887)	(7,106)
Asset charges (note 3):
FPVUL & VEL contracts	(112)	(120)	(25,251)	(25,374)	(227)	(230)	(33)	(81)
MSP contracts	-	-	(679)	(791)	-	-	-	-
SL contracts or LSFP contracts	-	-	(839)	(1,053)	-	-	-	-
Adjustments to maintain reserves	(4)	11	(83)	120	(120)	667	(26)	(7)

Net equity transactions	(3,881)	(6,185)	(1,210,691)	(2,384,879)	182,854	1,687,714	(43,602)	(63,861)

Net change in contract owners’ equity	(5,804)	(1,635)	(4,237,161)	133,670	(443,001)	2,447,692	(78,563)	68,913
Contract owners’ equity beginning of period	27,685	29,320	21,278,969	21,145,299	21,353,805	18,906,113	711,879	642,966

Contract owners’ equity end of period	$21,881	27,685	17,041,808	21,278,969	20,910,804	21,353,805	633,316	711,879

CHANGES IN UNITS:
Beginning units	1,959	2,379	410,273	460,947	2,131,092	1,956,661	50,552	55,448
Units purchased	245	845	16,286	11,993	258,839	429,905	1,918	3,726
Units redeemed	(538)	(1,265)	(40,108)	(62,667)	(243,259)	(255,474)	(4,906)	(8,622)

Ending units	1,666	1,959	386,451	410,273	2,146,672	2,131,092	47,564	50,552

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIG		ACVIP2		ACVI		ACVMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$392,620	457,753	235,393	239,645	16,608	8,859	178,596	243,451
Realized gain (loss) on investments	877,989	1,162,674	(302,331)	(195,839)	17,027	(46,865)	69,571	2,174,332
Change in unrealized gain (loss) on investments	(4,199,723)	1,593,521	(175,271)	287,851	(480,836)	406,464	(2,775,377)	(1,062,530)
Reinvested capital gains	1,551,180	454,138	-	-	105,794	-	855,252	392,941

Net increase (decrease) in policyholders’ equity resulting from operations	(1,377,934)	3,668,086	(242,209)	331,657	(341,407)	368,458	(1,671,958)	1,748,194

Equity transactions:
Purchase payments received from contract owners (note 6)	475,157	530,378	238,066	319,951	37,419	(12,055)	3,174,186	3,063,582
Transfers between funds	518,476	(581,548)	(1,042,962)	(150,671)	938,392	(2,553,545)	(971,768)	(4,614,923)
Surrenders (note 6)	(724,514)	(957,921)	(226,044)	(419,359)	(4,798)	(152,978)	(3,627,874)	(3,380,365)
Death Benefits (note 4)	(171,258)	(225,500)	(126,402)	(25,250)	(22,365)	(1,864)	(65,504)	(83,097)
Net policy repayments (loans) (note 5)	26,190	(43,271)	25,097	55,043	4,726	88,100	32,030	(309,802)
Deductions for surrender charges (note 2)	-	-	(1)	(589)	-	-	(502)	(827)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(696,474)	(695,050)	(249,863)	(299,149)	(46,768)	(41,918)	(327,012)	(476,473)
Asset charges (note 3):
FPVUL & VEL contracts	(44,194)	(39,786)	(14,633)	(15,091)	-	-	(20,723)	(25,555)
MSP contracts	(2,646)	(2,567)	(855)	(863)	-	-	(1,011)	(1,003)
SL contracts or LSFP contracts	(4,779)	(4,633)	(9,956)	(12,499)	-	-	(2,412)	(2,504)
Adjustments to maintain reserves	177	48	84	(3)	(2,078)	3,220	(485)	(181)

Net equity transactions	(623,865)	(2,019,850)	(1,407,469)	(548,480)	904,528	(2,671,040)	(1,811,075)	(5,831,148)

Net change in contract owners’ equity	(2,001,799)	1,648,236	(1,649,678)	(216,823)	563,121	(2,302,582)	(3,483,033)	(4,082,954)
Contract owners’ equity beginning of period	20,764,699	19,116,463	9,103,962	9,320,785	1,277,260	3,579,842	14,745,572	18,828,526

Contract owners’ equity end of period	$18,762,900	20,764,699	7,454,284	9,103,962	1,840,381	1,277,260	11,262,539	14,745,572

CHANGES IN UNITS:
Beginning units	607,215	671,446	540,339	573,519	72,406	267,024	403,277	573,834
Units purchased	40,556	19,908	22,809	25,105	55,277	7,406	38,547	68,482
Units redeemed	(51,550)	(84,139)	(107,889)	(58,285)	(4,392)	(202,024)	(88,083)	(239,039)

Ending units	596,221	607,215	455,259	540,339	123,291	72,406	353,741	403,277

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVU1		ACVV		AMVAA2		AMVBD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$136	198	389,299	376,779	177,256	151,016	1,688,017	1,338,282
Realized gain (loss) on investments	59,576	16,978	1,979,920	905,789	321,521	77,588	(44,684)	(24,963)
Change in unrealized gain (loss) on investments	(62,325)	61,548	(4,721,392)	822,243	(1,695,035)	828,101	(2,340,787)	161,537
Reinvested capital gains	33,153	12,451	1,703	-	562,335	408,862	99,168	1,071,028

Net increase (decrease) in policyholders’ equity resulting from operations	30,540	91,175	(2,350,470)	2,104,811	(633,923)	1,465,567	(598,286)	2,545,884

Equity transactions:
Purchase payments received from contract owners (note 6)	-	-	451,592	664,977	1,211,435	657,061	36	848
Transfers between funds	10,732	(351,016)	1,234,419	(1,673,980)	(1,117,556)	2,735,699	357,026	(359)
Surrenders (note 6)	(349,689)	-	(1,723,250)	(569,938)	(808,095)	(590,568)	(34)	(839)
Death Benefits (note 4)	-	-	(48,378)	(22,427)	(926)	(37,458)	-	(180,913)
Net policy repayments (loans) (note 5)	-	-	17,418	(22,688)	17,578	(13,851)	183	(32)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,729)	(3,830)	(345,889)	(383,730)	(300,344)	(224,670)	(666,256)	(669,278)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(4,703)	(5,259)	(2,014)	(2,220)	(15)	(18)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(16)	26	(10,349)	289	(69)	176	(35)	15

Net equity transactions	(342,702)	(354,820)	(429,140)	(2,012,756)	(999,991)	2,524,169	(309,095)	(850,576)

Net change in contract owners’ equity	(312,162)	(263,645)	(2,779,610)	92,055	(1,633,914)	3,989,736	(907,381)	1,695,308
Contract owners’ equity beginning of period	312,162	575,807	25,745,004	25,652,949	12,132,971	8,143,235	73,478,481	71,783,173

Contract owners’ equity end of period	$-	312,162	22,965,394	25,745,004	10,499,057	12,132,971	72,571,100	73,478,481

CHANGES IN UNITS:
Beginning units	10,496	25,536	668,081	721,213	657,734	511,756	5,515,445	5,580,079
Units purchased	331	-	69,227	26,716	121,502	203,046	27,931	19
Units redeemed	(10,827)	(15,040)	(80,616)	(79,848)	(181,435)	(57,068)	(50,958)	(64,653)

Ending units	-	10,496	656,692	668,081	597,801	657,734	5,492,418	5,515,445

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMVGS2		AMVGR2		AMVI2		AMVNW2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,192)	2,501	59,221	69,329	371,178	109,637	11,664	6,511
Realized gain (loss) on investments	(27,025)	(113,763)	1,179,389	(523,739)	556,631	(269,099)	38,615	150,603
Change in unrealized gain (loss) on investments	(236,502)	395,164	(4,158,461)	3,624,849	(4,417,870)	2,462,153	(356,677)	85,957
Reinvested capital gains	79,072	-	2,765,654	2,298,847	635,518	109,634	48,086	-

Net increase (decrease) in policyholders’ equity resulting from operations	(186,647)	283,902	(154,197)	5,469,286	(2,854,543)	2,412,325	(258,312)	243,071

Equity transactions:
Purchase payments received from contract owners (note 6)	243,017	69,153	901,166	849,114	1,258,595	1,205,228	125,330	43,660
Transfers between funds	142,918	(163,115)	(1,021,072)	2,978,094	12,812,676	3,802,065	783,742	656,322
Surrenders (note 6)	(855)	-	(184,797)	(117,885)	(393,865)	(1,575,459)	(19,763)	(367,078)
Death Benefits (note 4)	(19)	(250)	(215,298)	(139,856)	(38,743)	(20,532)	-	-
Net policy repayments (loans) (note 5)	806	(14)	(632)	36,508	(53,208)	(40,488)	(1,064)	(2,106)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,622)	(19,163)	(384,934)	(322,097)	(213,606)	(148,456)	(24,579)	(21,389)
Asset charges (note 3):
FPVUL & VEL contracts	(20)	(20)	(1,286)	(265)	(1,480)	(810)	(271)	(140)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(184)	10	(13,877)	513	(65)	2,253	(62)	(3)

Net equity transactions	356,041	(113,399)	(920,730)	3,284,126	13,370,304	3,223,801	863,333	309,266

Net change in contract owners’ equity	169,394	170,503	(1,074,927)	8,753,412	10,515,761	5,636,126	605,021	552,337
Contract owners’ equity beginning of period	1,465,090	1,294,587	26,407,760	17,654,348	11,778,016	6,141,890	934,502	382,165

Contract owners’ equity end of period	$1,634,484	1,465,090	25,332,833	26,407,760	22,293,777	11,778,016	1,539,523	934,502

CHANGES IN UNITS:
Beginning units	93,070	103,367	1,212,032	1,038,111	834,512	574,103	69,651	36,783
Units purchased	30,955	4,099	84,330	202,916	1,117,006	386,092	71,604	70,912
Units redeemed	(7,630)	(14,396)	(128,412)	(28,995)	(132,604)	(125,683)	(7,555)	(38,044)

Ending units	116,395	93,070	1,167,950	1,212,032	1,818,914	834,512	133,700	69,651

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	BRVHYI		MLVLC2		MLVGA2		CVSPIP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$504,655	294,200	16,277	11,361	77,700	117,587	23,006	9,856
Realized gain (loss) on investments	67,218	130,308	(629)	30,758	26,743	72,561	107,658	25,203
Change in unrealized gain (loss) on investments	(888,524)	(37,663)	(282,577)	(141,567)	(1,253,258)	953,115	(302,017)	84,755
Reinvested capital gains	-	-	186,662	351,648	376,167	103,152	93,325	30,636

Net increase (decrease) in policyholders’ equity resulting from operations	(316,651)	386,845	(80,267)	252,200	(772,648)	1,246,415	(78,028)	150,450

Equity transactions:
Purchase payments received from contract owners (note 6)	454,587	312,164	89,364	117,287	334,495	341,991	-	257
Transfers between funds	3,617,254	2,768,162	1,380	(652,912)	183,291	861,972	420,547	92,873
Surrenders (note 6)	(120,718)	(703,727)	(10,125)	(155)	(425,504)	(700,511)	(25)	-
Death Benefits (note 4)	(32,296)	(2,188)	-	(3,371)	(192,339)	(22,943)	-	(30,585)
Net policy repayments (loans) (note 5)	700	(124)	19,391	(8,073)	(140)	8,862	(753)	(767)
Deductions for surrender charges (note 2)	-	-	-	-	(2)	(55)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(147,282)	(77,220)	(26,438)	(23,883)	(415,937)	(388,700)	(12,522)	(7,428)
Asset charges (note 3):
FPVUL & VEL contracts	(2,039)	(450)	(1)	(2)	(20,142)	(18,420)	-	-
MSP contracts	-	-	-	-	(1,008)	(1,049)	-	-
SL contracts or LSFP contracts	-	-	-	-	(3,077)	(3,597)	-	-
Adjustments to maintain reserves	492	(181)	(2,327)	3	1,171	(12)	(20)	1

Net equity transactions	3,770,698	2,296,436	71,244	(571,106)	(539,192)	77,538	407,227	54,351

Net change in contract owners’ equity	3,454,047	2,683,281	(9,023)	(318,906)	(1,311,840)	1,323,953	329,199	204,801
Contract owners’ equity beginning of period	7,624,278	4,940,997	1,344,649	1,663,555	10,403,504	9,079,551	914,006	709,205

Contract owners’ equity end of period	$11,078,325	7,624,278	1,335,626	1,344,649	9,091,664	10,403,504	1,243,205	914,006

CHANGES IN UNITS:
Beginning units	674,468	468,168	50,795	76,545	553,607	530,848	60,975	57,324
Units purchased	403,784	317,251	8,841	4,876	84,037	87,369	27,158	6,481
Units redeemed	(69,440)	(110,951)	(6,227)	(30,626)	(89,297)	(64,610)	(857)	(2,830)

Ending units	1,008,812	674,468	53,409	50,795	548,347	553,607	87,276	60,975

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DAVVL		DWVEMS		DWVSVS		DFVGMI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$29,712	22,817	128,575	4,569	70,665	87,424	3,674	2,401
Realized gain (loss) on investments	(18,196)	(250,640)	294,932	41,230	1,617,214	31,398	(165)	14
Change in unrealized gain (loss) on investments	(1,260,201)	696,314	(1,250,806)	1,021,545	(5,883,175)	1,323,114	(16,134)	1,635
Reinvested capital gains	706,413	312,084	14,909	-	1,285,231	690,094	523	1,061

Net increase (decrease) in policyholders’ equity resulting from operations	(542,272)	780,575	(812,390)	1,067,344	(2,910,065)	2,132,030	(12,102)	5,111

Equity transactions:
Purchase payments received from contract owners (note 6)	121,735	137,517	742,783	757,789	868,095	1,090,768	4,797	3,936
Transfers between funds	202,264	(444,291)	(259,691)	(48,238)	(4,434,087)	1,815,115	15,139	148,923
Surrenders (note 6)	(164,206)	(93,438)	(125,651)	(65,777)	(887,035)	(744,900)	(3,250)	-
Death Benefits (note 4)	(29)	(25)	-	-	(76,871)	(65,315)	-	-
Net policy repayments (loans) (note 5)	(39,510)	(38,748)	(2,457)	(130)	(18,705)	(36,151)	2,399	-
Deductions for surrender charges (note 2)	-	-	-	-	-	(79)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(52,262)	(49,666)	(60,178)	(55,561)	(283,974)	(330,841)	(4,336)	(718)
Asset charges (note 3):
FPVUL & VEL contracts	(2,434)	(2,432)	(206)	(67)	(4,022)	(4,381)	(309)	(58)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(276)	22	(1,121)	20	(4,778)	(28,240)	(2)	4

Net equity transactions	65,282	(491,061)	293,479	588,036	(4,841,377)	1,695,976	14,438	152,087

Net change in contract owners’ equity	(476,990)	289,514	(518,911)	1,655,380	(7,751,442)	3,828,006	2,336	157,198
Contract owners’ equity beginning of period	3,912,966	3,623,452	4,744,381	3,089,001	22,460,622	18,632,616	157,198	-

Contract owners’ equity end of period	$3,435,976	3,912,966	4,225,470	4,744,381	14,709,180	22,460,622	159,534	157,198

CHANGES IN UNITS:
Beginning units	214,201	243,210	337,421	308,163	1,154,411	1,068,310	14,405	-
Units purchased	31,329	17,105	108,111	92,058	122,888	202,545	2,092	14,478
Units redeemed	(27,185)	(46,114)	(86,556)	(62,800)	(365,700)	(116,444)	(795)	(73)

Ending units	218,345	214,201	358,976	337,421	911,599	1,154,411	15,702	14,405

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DFVIPS		DFVIS		DFVUTV		DSGIBA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$79,934	95,812	(1,061)	27,025	18,562	19,453	3,809	1,039
Realized gain (loss) on investments	(35,218)	(39,052)	168,411	15,483	111,160	49,967	(1,660)	154
Change in unrealized gain (loss) on investments	(118,053)	81,037	(166,312)	201,711	(651,369)	4,183	(21,792)	6,104
Reinvested capital gains	-	-	-	31,843	139,869	148,802	9,222	-

Net increase (decrease) in policyholders’ equity resulting from operations	(73,337)	137,797	1,038	276,062	(381,778)	222,405	(10,421)	7,297

Equity transactions:
Purchase payments received from contract owners (note 6)	2,080	2,095	230	191	350	(140)	10,077	4,624
Transfers between funds	648,741	(1,044,786)	(1,335,880)	239,615	107,929	(402,239)	55,168	47,690
Surrenders (note 6)	(213,037)	(130,000)	69	(35,000)	(140,147)	(77,000)	(2,069)	(2,380)
Death Benefits (note 4)	(16,931)	(17,907)	(5,589)	(4,101)	(11,105)	(10,834)	-	-
Net policy repayments (loans) (note 5)	437	-	-	-	-	-	(4,718)	338
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(33,973)	(37,542)	(5,085)	(8,793)	(21,775)	(22,474)	(3,659)	(1,612)
Asset charges (note 3):
FPVUL & VEL contracts	(236)	(172)	-	-	-	-	(422)	(171)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	3	7	(11)	12	(12)	7	-	-

Net equity transactions	387,084	(1,228,305)	(1,346,266)	191,924	(64,760)	(512,680)	54,377	48,489

Net change in contract owners’ equity	313,747	(1,090,508)	(1,345,228)	467,986	(446,538)	(290,275)	43,956	55,786
Contract owners’ equity beginning of period	4,031,136	5,121,644	1,345,228	877,242	2,499,660	2,789,935	80,243	24,457

Contract owners’ equity end of period	$4,344,883	4,031,136	-	1,345,228	2,053,122	2,499,660	124,199	80,243

CHANGES IN UNITS:
Beginning units	397,385	520,430	101,477	85,815	196,060	239,703	6,616	2,350
Units purchased	64,225	2,436	5	19,492	9,284	2	5,489	4,656
Units redeemed	(26,678)	(125,481)	(101,482)	(3,830)	(13,532)	(43,645)	(1,015)	(390)

Ending units	434,932	397,385	-	101,477	191,812	196,060	11,090	6,616

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SVSSVB		SVSLVB		ETVFR		FVCA2P
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,508	297	417	236	2,702,418	2,349,452	21,994	10,290
Realized gain (loss) on investments	1,594	3,386	441	(1,918)	(156,635)	(265,207)	(90,024)	(19,797)
Change in unrealized gain (loss) on investments	(71,021)	9,613	(4,845)	10,446	(2,417,967)	369,951	66,177	75,748
Reinvested capital gains	34,424	4,519	1,522	-	-	-	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(33,495)	17,815	(2,465)	8,764	127,816	2,454,196	(1,853)	66,241

Equity transactions:
Purchase payments received from contract owners (note 6)	6,391	693	319	201	530,203	306,608	9,316	19,281
Transfers between funds	7,306	(7,700)	3,971	(62,618)	(6,401,632)	12,971	(635,445)	(38,821)
Surrenders (note 6)	(2,507)	23,735	-	-	(378,652)	(889,444)	(2,686)	(80,423)
Death Benefits (note 4)	-	(1,421)	-	(657)	(282,497)	(131,983)	(363)	-
Net policy repayments (loans) (note 5)	31	(28,123)	1,265	(41)	17,318	(13,849)	(4,711)	24,446
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(10)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(8,697)	(8,841)	(691)	(1,083)	(956,093)	(936,553)	(11,513)	(18,278)
Asset charges (note 3):
FPVUL & VEL contracts	(28)	(24)	-	-	(617)	(844)	(805)	(1,260)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	(168)	(363)
Adjustments to maintain reserves	(12)	20	-	(13)	(8,899)	13,135	5	(7)

Net equity transactions	2,484	(21,661)	4,864	(64,211)	(7,480,869)	(1,639,959)	(646,370)	(95,435)

Net change in contract owners’ equity	(31,011)	(3,846)	2,399	(55,447)	(7,353,053)	814,237	(648,223)	(29,194)
Contract owners’ equity beginning of period	215,626	219,472	23,643	79,090	72,550,538	71,736,301	648,223	677,417

Contract owners’ equity end of period	$184,615	215,626	26,042	23,643	65,197,485	72,550,538	-	648,223

CHANGES IN UNITS:
Beginning units	11,693	13,045	1,517	6,208	5,871,380	5,996,803	35,422	41,070
Units purchased	1,228	1,339	414	26	111,161	123,620	745	1,460
Units redeemed	(940)	(2,691)	(56)	(4,717)	(692,545)	(249,043)	(36,167)	(7,108)

Ending units	11,981	11,693	1,875	1,517	5,289,996	5,871,380	-	35,422

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVU2		FQB		FRESS		FCS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	666,428	777,903	43,646	154	133,944	198,246
Realized gain (loss) on investments	(4,839)	-	(181,600)	(147,377)	12,994	2	154,571	456,191
Change in unrealized gain (loss) on investments	(51,158)	-	(666,541)	314,432	(153,329)	119	(5,566,519)	3,747,085
Reinvested capital gains	-	-	-	-	557	-	3,031,527	1,658,851

Net increase (decrease) in policyholders’ equity resulting from operations	(55,997)	-	(181,713)	944,958	(96,132)	275	(2,246,477)	6,060,373

Equity transactions:
Purchase payments received from contract owners (note 6)	4,559	-	581,650	652,637	15,448	81	111,045	372,624
Transfers between funds	586,624	-	(1,125,338)	(347,004)	2,003,364	10,456	567,746	(43,604)
Surrenders (note 6)	(39)	-	(849,776)	(1,286,020)	(3,773)	-	(938,538)	(1,442,787)
Death Benefits (note 4)	-	-	(92,836)	(205,496)	-	-	(232,768)	(376,071)
Net policy repayments (loans) (note 5)	587	-	28,989	83,959	414	201	(7,157)	216,751
Deductions for surrender charges (note 2)	-	-	(5)	(240)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(7,253)	-	(705,701)	(713,236)	(4,288)	(64)	(482,046)	(453,092)
Asset charges (note 3):
FPVUL & VEL contracts	(431)	-	(37,138)	(38,807)	(183)	(18)	(2,679)	(2,053)
MSP contracts	-	-	(2,540)	(2,619)	-	-	-	-
SL contracts or LSFP contracts	(107)	-	(3,411)	(4,105)	-	-	-	-
Adjustments to maintain reserves	2	-	148	12	14	(5)	(12,820)	(65,963)

Net equity transactions	583,942	-	(2,205,958)	(1,860,919)	2,010,996	10,651	(997,217)	(1,794,195)

Net change in contract owners’ equity	527,945	-	(2,387,671)	(915,961)	1,914,864	10,926	(3,243,694)	4,266,178
Contract owners’ equity beginning of period	-	-	23,572,442	24,488,403	10,926	-	34,366,401	30,100,223

Contract owners’ equity end of period	$527,945	-	21,184,771	23,572,442	1,925,790	10,926	31,122,707	34,366,401

CHANGES IN UNITS:
Beginning units	-	-	1,006,559	1,087,537	1,061	-	945,591	1,007,437
Units purchased	58,836	-	47,514	51,347	195,763	1,069	55,427	34,224
Units redeemed	(872)	-	(142,904)	(132,325)	(792)	(8)	(89,759)	(96,070)

Ending units	57,964	-	911,169	1,006,559	196,032	1,061	911,259	945,591

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FNRS2		FEIS		FF10S		FF20S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$44,234	88,303	1,280,578	982,594	30,498	32,777	332,879	446,865
Realized gain (loss) on investments	(418,247)	(266,044)	1,405,502	1,186,056	71,386	41,677	1,182,973	896,924
Change in unrealized gain (loss) on investments	(1,246,528)	(143,089)	(10,641,855)	4,048,194	(245,469)	156,134	(4,224,304)	2,731,068
Reinvested capital gains	6,442	3,258	2,914,423	1,278,970	59,898	47,529	1,102,451	940,956

Net increase (decrease) in policyholders’ equity resulting from operations	(1,614,099)	(317,572)	(5,041,352)	7,495,814	(83,687)	278,117	(1,606,001)	5,015,813

Equity transactions:
Purchase payments received from contract owners (note 6)	281,892	407,918	2,160,467	2,137,865	31,514	53,012	1,680,327	4,019,098
Transfers between funds	238,572	(682,669)	(3,507,166)	961,242	(72,074)	(40,759)	(9,195,001)	(2,892,576)
Surrenders (note 6)	(476,448)	(714,841)	(2,288,601)	(2,794,309)	(58,803)	(128,914)	(1,425,354)	(2,810,339)
Death Benefits (note 4)	(56,264)	(25,755)	(426,187)	(478,326)	(149,699)	(1,036)	(46,183)	(56,725)
Net policy repayments (loans) (note 5)	63,655	10,062	100,915	40,484	2,181	(25,581)	(50,742)	20,882
Deductions for surrender charges (note 2)	(449)	(411)	(499)	(1,552)	-	-	(533)	(784)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(262,898)	(262,024)	(2,099,609)	(2,167,380)	(56,906)	(62,158)	(600,085)	(693,233)
Asset charges (note 3):
FPVUL & VEL contracts	(16,823)	(14,670)	(129,889)	(128,285)	(4,152)	(3,990)	(14,616)	(12,193)
MSP contracts	(1,128)	(967)	(5,720)	(6,020)	(3,709)	(4,267)	(3,539)	(3,589)
SL contracts or LSFP contracts	(3,750)	(4,077)	(16,532)	(16,510)	(235)	(384)	(5,745)	(5,258)
Adjustments to maintain reserves	463	(20)	(423)	584	15	14	104	83

Net equity transactions	(233,178)	(1,287,454)	(6,213,244)	(2,452,207)	(311,868)	(214,063)	(9,661,367)	(2,434,634)

Net change in contract owners’ equity	(1,847,277)	(1,605,026)	(11,254,596)	5,043,607	(395,555)	64,054	(11,267,368)	2,581,179
Contract owners’ equity beginning of period	6,554,925	8,159,951	65,333,485	60,289,878	2,371,326	2,307,272	35,613,470	33,032,291

Contract owners’ equity end of period	$4,707,648	6,554,925	54,078,889	65,333,485	1,975,771	2,371,326	24,346,102	35,613,470

CHANGES IN UNITS:
Beginning units	322,002	389,722	2,048,261	2,126,322	112,612	123,827	1,599,123	1,731,090
Units purchased	340,196	28,214	106,186	141,490	3,105	3,390	225,492	294,698
Units redeemed	(354,811)	(95,934)	(315,159)	(219,551)	(17,794)	(14,605)	(663,541)	(426,665)

Ending units	307,387	322,002	1,839,288	2,048,261	97,923	112,612	1,161,074	1,599,123

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF30S		FFINS		FGOS		FGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$335,079	274,862	15,868	16,636	(459)	(162)	72,587	39,266
Realized gain (loss) on investments	387,020	467,464	33,882	12,085	1,653	(2,341)	11,208,657	11,522,015
Change in unrealized gain (loss) on investments	(3,768,841)	2,056,419	(77,166)	36,794	11,455	49,845	(26,957,639)	10,254,644
Reinvested capital gains	661,504	620,357	9,257	8,442	16,505	32,926	15,522,678	6,999,834

Net increase (decrease) in policyholders’ equity resulting from operations	(2,385,238)	3,419,102	(18,159)	73,957	29,154	80,268	(153,717)	28,815,759

Equity transactions:
Purchase payments received from contract owners (note 6)	2,392,111	1,558,974	12	47	-	(5,309)	2,991,257	4,061,140
Transfers between funds	4,734,269	5,978,171	(100,275)	285,841	27,015	(21,524)	3,459,878	(2,601,298)
Surrenders (note 6)	(2,028,853)	(1,060,879)	(58,130)	(38,000)	-	(96,040)	(4,509,901)	(4,734,576)
Death Benefits (note 4)	(83,674)	(42,312)	(5,176)	(3,440)	-	(2,734)	(771,242)	(709,548)
Net policy repayments (loans) (note 5)	(166,888)	(54,087)	-	-	-	96,040	10,373	(152,710)
Deductions for surrender charges (note 2)	(674)	(1,124)	-	-	-	-	(738)	(313)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(546,845)	(393,250)	(9,187)	(7,706)	(7,580)	(6,845)	(3,633,269)	(3,382,460)
Asset charges (note 3):
FPVUL & VEL contracts	(23,803)	(20,037)	-	-	-	-	(213,554)	(181,552)
MSP contracts	(1,845)	(1,823)	-	-	-	-	(7,292)	(6,523)
SL contracts or LSFP contracts	(1,258)	(1,128)	-	-	-	-	(19,298)	(16,080)
Adjustments to maintain reserves	(850)	(76)	-	13	20,920	43,373	7,514	50,063

Net equity transactions	4,271,690	5,962,429	(172,756)	236,755	40,355	6,961	(2,686,272)	(7,673,857)

Net change in contract owners’ equity	1,886,452	9,381,531	(190,915)	310,712	69,509	87,229	(2,839,989)	21,141,902
Contract owners’ equity beginning of period	25,261,893	15,880,362	1,276,144	965,432	438,543	351,314	107,147,743	86,005,841

Contract owners’ equity end of period	$27,148,345	25,261,893	1,085,229	1,276,144	508,052	438,543	104,307,754	107,147,743

CHANGES IN UNITS:
Beginning units	1,041,787	788,851	96,302	78,879	15,375	16,574	3,385,354	3,646,974
Units purchased	442,622	325,825	-	21,187	770	1	313,322	180,441
Units redeemed	(266,942)	(72,889)	(12,459)	(3,764)	(246)	(1,200)	(352,021)	(442,061)

Ending units	1,217,467	1,041,787	83,843	96,302	15,899	15,375	3,346,655	3,385,354

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FHIS		FIP		FIGBS		FMCS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$619,024	643,546	1,173,654	844,828	3,847,952	3,973,538	196,412	223,849
Realized gain (loss) on investments	(155,537)	(206,714)	7,444,360	3,239,033	(1,240,511)	(89,433)	357,141	936,571
Change in unrealized gain (loss) on investments	(880,876)	459,481	(11,277,995)	6,316,251	(5,136,907)	2,583,555	(9,845,990)	4,762,380
Reinvested capital gains	-	-	291,660	170,677	1,079,588	844,687	3,514,667	1,878,041

Net increase (decrease) in policyholders’ equity resulting from operations	(417,389)	896,313	(2,368,321)	10,570,789	(1,449,878)	7,312,347	(5,777,770)	7,800,841

Equity transactions:
Purchase payments received from contract owners (note 6)	215,683	381,122	5,407	3,861	2,226,702	2,486,862	828,431	1,109,168
Transfers between funds	(570,708)	(1,125,928)	17,833,495	(2,077,603)	(9,007,483)	(5,174,067)	(1,718,423)	(2,053,087)
Surrenders (note 6)	(267,064)	(676,890)	(4,020,899)	(1,664,000)	(3,068,159)	(4,067,859)	(1,441,422)	(1,574,646)
Death Benefits (note 4)	(241,155)	(242,076)	(248,629)	(217,876)	(441,580)	(591,772)	(238,418)	(332,564)
Net policy repayments (loans) (note 5)	51,929	40,689	-	-	208,093	28,139	(32,182)	2,651
Deductions for surrender charges (note 2)	(17)	-	-	-	(42)	(82)	(337)	(4,646)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(343,925)	(410,874)	(577,816)	(442,130)	(2,004,605)	(2,112,942)	(1,044,963)	(1,073,025)
Asset charges (note 3):
FPVUL & VEL contracts	(16,033)	(17,007)	-	-	(19,552)	(18,808)	(73,759)	(69,461)
MSP contracts	(1,654)	(1,729)	-	-	(3,365)	(3,499)	(4,649)	(4,947)
SL contracts or LSFP contracts	(1,597)	(2,092)	-	-	(7,439)	(7,642)	(12,347)	(12,030)
Adjustments to maintain reserves	166	(16)	(327)	189	2,284	(90,941)	(2,736)	(716)

Net equity transactions	(1,174,375)	(2,054,801)	12,991,231	(4,397,559)	(12,115,146)	(9,552,611)	(3,740,805)	(4,013,303)

Net change in contract owners’ equity	(1,591,764)	(1,158,488)	10,622,910	6,173,230	(13,565,024)	(2,240,264)	(9,518,575)	3,787,538
Contract owners’ equity beginning of period	12,325,334	13,483,822	56,866,293	50,693,063	183,915,056	186,155,320	43,909,359	40,121,821

Contract owners’ equity end of period	$10,733,570	12,325,334	67,489,203	56,866,293	170,350,032	183,915,056	34,390,784	43,909,359

CHANGES IN UNITS:
Beginning units	518,507	607,022	2,545,030	2,755,616	10,397,837	10,948,211	765,171	843,557
Units purchased	23,513	20,415	829,356	20	447,717	148,118	42,559	25,366
Units redeemed	(74,400)	(108,930)	(205,196)	(210,606)	(1,146,305)	(698,492)	(105,638)	(103,752)

Ending units	467,620	518,507	3,169,190	2,545,030	9,699,249	10,397,837	702,092	765,171

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FMMP		FOS		FVSS		FF05S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$97,805	27,974	272,203	227,533	29,559	50,239	13,820	4,826
Realized gain (loss) on investments	-	-	143,764	140,350	50,593	144,209	9,971	425
Change in unrealized gain (loss) on investments	-	-	(3,189,572)	4,075,551	(841,717)	(426,181)	(58,304)	23,786
Reinvested capital gains	-	-	-	16,315	157,935	866,729	8,063	5,048

Net increase (decrease) in policyholders’ equity resulting from operations	97,805	27,974	(2,773,605)	4,459,749	(603,630)	634,996	(26,450)	34,085

Equity transactions:
Purchase payments received from contract owners (note 6)	21	32	599,257	620,350	90,427	132,287	3	43
Transfers between funds	3,366,804	(3,347,990)	984,310	91,531	(53,912)	33,455	652,116	219,887
Surrenders (note 6)	(465,838)	(265,999)	(629,796)	(844,359)	(112,967)	(257,289)	(43,780)	(11,000)
Death Benefits (note 4)	(24,611)	(35,192)	(213,691)	(136,288)	(89,043)	(3,579)	(2,069)	(1,208)
Net policy repayments (loans) (note 5)	-	-	(87,237)	41,176	(1,202)	(126,804)	-	-
Deductions for surrender charges (note 2)	-	-	(140)	(417)	(32)	(65)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(56,022)	(55,938)	(657,494)	(666,991)	(114,898)	(123,757)	(6,841)	(2,771)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(43,304)	(40,335)	(9,942)	(10,356)	-	-
MSP contracts	-	-	(1,349)	(1,332)	(170)	(165)	-	-
SL contracts or LSFP contracts	-	-	(6,779)	(6,406)	(288)	(293)	-	-
Adjustments to maintain reserves	(336)	190	449	24	111	26	5	1

Net equity transactions	2,820,018	(3,704,897)	(55,774)	(943,047)	(291,916)	(356,540)	599,434	204,952

Net change in contract owners’ equity	2,917,823	(3,676,923)	(2,829,379)	3,516,702	(895,546)	278,456	572,984	239,037
Contract owners’ equity beginning of period	5,675,977	9,352,900	18,847,240	15,330,538	3,716,625	3,438,169	570,897	331,860

Contract owners’ equity end of period	$8,593,800	5,675,977	16,017,861	18,847,240	2,821,079	3,716,625	1,143,881	570,897

CHANGES IN UNITS:
Beginning units	564,836	935,135	730,959	778,504	110,394	121,726	39,100	25,154
Units purchased	332,068	1	82,439	50,197	4,238	5,114	45,502	14,994
Units redeemed	(53,795)	(370,300)	(73,151)	(97,742)	(13,261)	(16,446)	(3,657)	(1,048)

Ending units	843,109	564,836	740,247	730,959	101,371	110,394	80,945	39,100

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF15S		FF25S		FF40S		FEMS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$83,216	120,800	324,223	278,372	148,376	123,713	25,916	-
Realized gain (loss) on investments	349,720	98,934	380,179	472,007	412,713	169,960	(16,103)	-
Change in unrealized gain (loss) on investments	(1,144,049)	868,278	(2,996,486)	2,162,222	(2,546,983)	1,536,634	(71,851)	-
Reinvested capital gains	376,985	269,206	457,835	564,367	309,129	334,044	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(334,128)	1,357,218	(1,834,249)	3,476,968	(1,676,765)	2,164,351	(62,038)	-

Equity transactions:
Purchase payments received from contract owners (note 6)	583,084	185,045	460,598	452,940	863,796	690,912	204,380	-
Transfers between funds	(3,470,065)	2,003,066	5,733,925	7,239,161	2,935,426	3,526,491	3,497,913	-
Surrenders (note 6)	(841,912)	(1,190,796)	(941,974)	(5,291,018)	(944,122)	(338,592)	(1)	-
Death Benefits (note 4)	(51,741)	(25,849)	(75,731)	(50,738)	(16,497)	(41,594)	-	-
Net policy repayments (loans) (note 5)	(17,258)	2,272	(10,899)	(1,572)	4,934	4,420	(12,710)	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(112,793)	(123,515)	(405,888)	(356,254)	(276,834)	(202,857)	(6,770)	-
Asset charges (note 3):
FPVUL & VEL contracts	(1,793)	(1,106)	(3,664)	(2,313)	(2,393)	(1,514)	(34)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	12	8	(1,461)	32	(2,466)	40	(10)	-

Net equity transactions	(3,912,466)	849,125	4,754,906	1,990,238	2,561,844	3,637,306	3,682,768	-

Net change in contract owners’ equity	(4,246,594)	2,206,343	2,920,657	5,467,206	885,079	5,801,657	3,620,730	-
Contract owners’ equity beginning of period	10,323,285	8,116,942	23,303,561	17,836,355	14,265,216	8,463,559	-	-

Contract owners’ equity end of period	$6,076,691	10,323,285	26,224,218	23,303,561	15,150,295	14,265,216	3,620,730	-

CHANGES IN UNITS:
Beginning units	620,101	559,667	1,324,262	1,193,459	694,673	507,853	-	-
Units purchased	64,817	246,940	408,115	495,162	227,650	217,920	444,387	-
Units redeemed	(300,569)	(186,506)	(134,508)	(364,359)	(101,809)	(31,100)	(9,104)	-

Ending units	384,349	620,101	1,597,869	1,324,262	820,514	694,673	435,283	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF35S		FF50S		FTVIS2		FTVRDI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$11,687	-	7,577	-	289,321	258,318	264,515	296,885
Realized gain (loss) on investments	139	-	(13,918)	-	(54,080)	21,770	357,184	552,159
Change in unrealized gain (loss) on investments	(109,424)	-	(116,748)	16	(479,410)	312,756	(2,423,905)	1,770,048
Reinvested capital gains	4,343	-	17,185	-	-	-	1,068,478	614,242

Net increase (decrease) in policyholders’ equity resulting from operations	(93,255)	-	(105,904)	16	(244,169)	592,844	(733,728)	3,233,334

Equity transactions:
Purchase payments received from contract owners (note 6)	40,317	-	4,972	-	229,064	319,986	3,041,078	2,171,742
Transfers between funds	1,171,283	-	910,455	15,975	64,729	(776,317)	(504,922)	(670,364)
Surrenders (note 6)	(33,260)	-	-	-	(272,341)	(272,719)	(3,126,985)	(2,632,359)
Death Benefits (note 4)	-	-	-	-	(141,908)	(31,505)	(199,904)	(76,278)
Net policy repayments (loans) (note 5)	-	-	-	-	(34,799)	(39,466)	(198,081)	46,140
Deductions for surrender charges (note 2)	-	-	-	-	(57)	(167)	(65)	(345)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(18,972)	-	(17,000)	-	(253,847)	(269,213)	(472,382)	(481,701)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(54)	-	(12,619)	(11,658)	(43,484)	(41,637)
MSP contracts	-	-	-	-	(2,056)	(1,988)	(1,345)	(1,447)
SL contracts or LSFP contracts	-	-	-	-	(3,351)	(4,149)	(5,752)	(5,765)
Adjustments to maintain reserves	-	-	1,514	(4)	15	(2)	538	22

Net equity transactions	1,159,368	-	899,887	15,971	(427,170)	(1,087,198)	(1,511,304)	(1,691,992)

Net change in contract owners’ equity	1,066,113	-	793,983	15,987	(671,339)	(494,354)	(2,245,032)	1,541,342
Contract owners’ equity beginning of period	-	-	15,987	-	6,238,515	6,732,869	18,175,344	16,634,002

Contract owners’ equity end of period	$1,066,113	-	809,970	15,987	5,567,176	6,238,515	15,930,312	18,175,344

CHANGES IN UNITS:
Beginning units	-	-	1,422	-	312,146	369,466	468,247	517,880
Units purchased	121,873	-	83,633	1,422	21,632	25,408	12,113	20,187
Units redeemed	(5,168)	-	(4,791)	-	(42,695)	(82,728)	(49,070)	(69,820)

Ending units	116,705	-	80,264	1,422	291,083	312,146	431,290	468,247

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVSVI		FTVSV2		FTVMD2		FTVDM2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$111,479	77,113	70,525	31,880	39,845	31,641	28,186	32,764
Realized gain (loss) on investments	337,885	502,938	(172,558)	(470,509)	(109,512)	(136,223)	(12,118)	(52,810)
Change in unrealized gain (loss) on investments	(3,105,419)	(215,980)	(2,926,662)	746,744	(145,736)	169,759	(565,242)	1,090,793
Reinvested capital gains	1,459,764	721,655	1,610,832	778,316	22,273	106,873	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(1,196,291)	1,085,726	(1,417,863)	1,086,431	(193,130)	172,050	(549,174)	1,070,747

Equity transactions:
Purchase payments received from contract owners (note 6)	270,287	318,128	297,912	307,393	17,865	2,896	177,167	308,136
Transfers between funds	(638,211)	(621,892)	(584,311)	(663,434)	(102,395)	339,855	(190,817)	458,886
Surrenders (note 6)	(399,773)	(481,282)	(309,119)	(597,799)	(522,922)	(609,080)	(290,797)	(234,546)
Death Benefits (note 4)	(79,602)	(62,070)	(19,037)	(7,473)	(8,066)	(16,855)	(116,326)	(144,600)
Net policy repayments (loans) (note 5)	(65,402)	28,926	10,441	(13,015)	30,365	19,372	22,186	192,693
Deductions for surrender charges (note 2)	(160)	(5,495)	-	-	-	-	(66)	(24)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(288,455)	(305,798)	(127,646)	(123,475)	(60,672)	(66,996)	(120,681)	(109,663)
Asset charges (note 3):
FPVUL & VEL contracts	(24,841)	(23,436)	(1,192)	(719)	(1,784)	(2,640)	(9,861)	(9,835)
MSP contracts	(1,447)	(1,650)	-	-	-	-	(619)	(776)
SL contracts or LSFP contracts	(3,576)	(3,941)	-	-	-	-	(1,149)	(1,154)
Adjustments to maintain reserves	99	(33)	(49)	7	(25)	(3)	54	(3)

Net equity transactions	(1,231,081)	(1,158,543)	(733,001)	(1,098,515)	(647,634)	(333,451)	(530,909)	459,114

Net change in contract owners’ equity	(2,427,372)	(72,817)	(2,150,864)	(12,084)	(840,764)	(161,401)	(1,080,083)	1,529,861
Contract owners’ equity beginning of period	10,801,676	10,874,493	10,963,630	10,975,714	2,001,639	2,163,040	3,942,967	2,413,106

Contract owners’ equity end of period	$8,374,304	10,801,676	8,812,766	10,963,630	1,160,875	2,001,639	2,862,884	3,942,967

CHANGES IN UNITS:
Beginning units	219,865	245,509	376,155	416,003	117,265	136,852	315,423	271,041
Units purchased	7,420	10,618	43,430	15,545	2,409	25,142	28,352	76,337
Units redeemed	(32,062)	(36,262)	(72,159)	(55,393)	(42,556)	(44,729)	(71,798)	(31,955)

Ending units	195,223	219,865	347,426	376,155	77,118	117,265	271,977	315,423

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TIF		TIF2		FTVGI2		FTVFA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$28,694	29,086	551,775	584,731	(1,006)	(1,440)	17,910	19,127
Realized gain (loss) on investments	(27,895)	(1,395)	(1,359,766)	(1,539,799)	(149,525)	(211,850)	(2,033)	(546)
Change in unrealized gain (loss) on investments	(153,024)	135,679	(2,073,010)	4,612,063	273,375	353,779	(86,302)	31,436
Reinvested capital gains	-	-	-	-	-	23,364	14,026	29,484

Net increase (decrease) in policyholders’ equity resulting from operations	(152,225)	163,370	(2,881,001)	3,656,995	122,844	163,853	(56,399)	79,501

Equity transactions:
Purchase payments received from contract owners (note 6)	-	-	324,152	285,509	200,334	295,008	50,374	53,274
Transfers between funds	(34,312)	(16,634)	(6,437,500)	(3,315,734)	203,349	(604,852)	(121,167)	4,937
Surrenders (note 6)	(39,365)	(11,476)	(411,786)	(226,983)	(296,083)	(549,022)	(14,778)	(37,804)
Death Benefits (note 4)	(8,328)	(842)	(161,341)	(45,581)	(37,939)	(11,184)	-	-
Net policy repayments (loans) (note 5)	(5,546)	(12,354)	(20,962)	39,511	76,471	7,250	(20,337)	10,210
Deductions for surrender charges (note 2)	-	-	(71)	(397)	(37)	(50)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(21,014)	(22,594)	(345,428)	(378,201)	(244,406)	(263,826)	(27,512)	(28,135)
Asset charges (note 3):
FPVUL & VEL contracts	(2,190)	(2,261)	(12,705)	(12,890)	(17,473)	(17,011)	(1,890)	(2,067)
MSP contracts	(358)	(563)	(253)	(249)	(748)	(739)	(28)	(27)
SL contracts or LSFP contracts	(472)	(503)	(2,160)	(2,595)	(3,023)	(3,335)	(98)	(102)
Adjustments to maintain reserves	(6)	8	359	(44,064)	45	17	(10)	4

Net equity transactions	(111,591)	(67,219)	(7,067,695)	(3,701,674)	(119,510)	(1,147,744)	(135,446)	290

Net change in contract owners’ equity	(263,816)	96,151	(9,948,696)	(44,679)	3,334	(983,891)	(191,845)	79,791
Contract owners’ equity beginning of period	1,087,047	990,896	24,380,084	24,424,763	6,816,520	7,800,411	728,797	649,006

Contract owners’ equity end of period	$823,231	1,087,047	14,431,388	24,380,084	6,819,854	6,816,520	536,952	728,797

CHANGES IN UNITS:
Beginning units	36,093	38,500	909,729	1,063,433	391,878	457,762	44,376	44,251
Units purchased	-	-	39,626	34,494	24,156	27,524	3,595	6,467
Units redeemed	(3,834)	(2,407)	(311,255)	(188,198)	(31,368)	(93,408)	(11,785)	(6,342)

Ending units	32,259	36,093	638,100	909,729	384,666	391,878	36,186	44,376

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVGB1		JPMMV1		JPSCE1		JABS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(33,730)	(29,063)	328,946	237,235	945	110	524,023	368,611
Realized gain (loss) on investments	325,626	(318,710)	659,451	531,919	4,383	3,677	1,439,258	730,602
Change in unrealized gain (loss) on investments	45,023	466,131	(6,888,089)	2,485,637	(102,918)	18,953	(2,625,087)	3,751,298
Reinvested capital gains	-	45,887	702,502	1,793,209	28,572	1,054	847,982	57,835

Net increase (decrease) in policyholders’ equity resulting from operations	336,919	164,245	(5,197,190)	5,048,000	(69,018)	23,794	186,176	4,908,346

Equity transactions:
Purchase payments received from contract owners (note 6)	611,939	890,360	1,046,431	1,214,548	79,692	53,328	1,959,902	1,863,778
Transfers between funds	1,021,307	2,079,050	(454,454)	7,041,764	165,203	77,411	(791,841)	(593,900)
Surrenders (note 6)	(934,199)	(1,339,756)	(1,209,160)	(2,151,597)	-	-	(1,563,157)	(764,451)
Death Benefits (note 4)	(117,539)	(27,188)	(458,490)	(106,425)	(85)	(139)	(101,788)	(123,914)
Net policy repayments (loans) (note 5)	5,061	(20,294)	11,535	(5,299)	1,087	(31)	(1,572,741)	(188,436)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(214,261)	(193,867)	(453,322)	(429,269)	(7,555)	(3,498)	(629,050)	(572,484)
Asset charges (note 3):
FPVUL & VEL contracts	(1,682)	(2,696)	(2,649)	(2,121)	(182)	(21)	(12,330)	(8,149)
MSP contracts	-	-	-	-	-	-	(65)	(59)
SL contracts or LSFP contracts	-	-	-	-	-	-	(2,307)	(2,101)
Adjustments to maintain reserves	263	143	150	(285)	(9)	2	(83)	92

Net equity transactions	370,889	1,385,752	(1,519,959)	5,561,316	238,151	127,052	(2,713,460)	(389,624)

Net change in contract owners’ equity	707,808	1,549,997	(6,717,149)	10,609,316	169,133	150,846	(2,527,284)	4,518,722
Contract owners’ equity beginning of period	16,147,835	14,597,838	44,377,807	33,768,491	255,955	105,109	32,650,861	28,132,139

Contract owners’ equity end of period	$16,855,643	16,147,835	37,660,658	44,377,807	425,088	255,955	30,123,577	32,650,861

CHANGES IN UNITS:
Beginning units	1,575,152	1,451,430	1,224,199	1,056,953	20,047	9,466	983,001	1,000,252
Units purchased	349,152	285,335	112,855	306,615	38,084	12,534	91,520	104,008
Units redeemed	(301,901)	(161,613)	(156,623)	(139,369)	(20,377)	(1,953)	(170,851)	(121,259)

Ending units	1,622,403	1,575,152	1,180,431	1,224,199	37,754	20,047	903,670	983,001

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAEI		JAMGS		JAFBS		JACAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,509	108	(4,940)	76,286	175,952	223,202	589,946	(31,297)
Realized gain (loss) on investments	23,477	10,638	622,585	561,968	(127,526)	(159,175)	808,920	(1,652,299)
Change in unrealized gain (loss) on investments	(140,310)	19,501	(2,087,950)	1,060,755	(109,397)	263,164	(6,913,013)	10,836,077
Reinvested capital gains	59,180	1,025	1,076,203	1,144,031	-	-	6,696,610	2,581,126

Net increase (decrease) in policyholders’ equity resulting from operations	(54,144)	31,272	(394,102)	2,843,040	(60,971)	327,191	1,182,463	11,733,607

Equity transactions:
Purchase payments received from contract owners (note 6)	221,196	26,873	349,430	622,101	592,360	1,000,174	3,956,681	2,937,304
Transfers between funds	634,190	649,542	2,670,354	12,854,343	395,434	(6,872,981)	(2,072,565)	(1,029,085)
Surrenders (note 6)	(91,017)	(524)	(651,357)	(757,161)	(117,329)	(1,817,540)	(4,274,396)	(4,620,646)
Death Benefits (note 4)	-	-	(114,479)	(12,061)	(95,699)	(76,202)	(351,907)	(97,815)
Net policy repayments (loans) (note 5)	(14,585)	(7,707)	554	(16,913)	1,570	(1,090)	(21,607)	(115,207)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(306)	(2,311)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(22,934)	(3,666)	(259,965)	(156,523)	(79,226)	(138,820)	(1,488,391)	(1,456,283)
Asset charges (note 3):
FPVUL & VEL contracts	(2,244)	(312)	(1,285)	(603)	(3,142)	(1,416)	(92,119)	(78,632)
MSP contracts	-	-	-	-	-	-	(3,530)	(3,078)
SL contracts or LSFP contracts	-	-	-	-	-	-	(10,962)	(9,846)
Adjustments to maintain reserves	10	(4)	(1,158)	191	(1,336)	(9)	4,662	94

Net equity transactions	724,616	664,202	1,992,094	12,533,374	692,632	(7,907,884)	(4,354,440)	(4,475,505)

Net change in contract owners’ equity	670,472	695,474	1,597,992	15,376,414	631,661	(7,580,693)	(3,171,977)	7,258,102
Contract owners’ equity beginning of period	695,474	-	20,303,080	4,926,666	6,253,498	13,834,191	48,354,785	41,096,683

Contract owners’ equity end of period	$1,365,946	695,474	21,901,072	20,303,080	6,885,159	6,253,498	45,182,808	48,354,785

CHANGES IN UNITS:
Beginning units	59,840	-	1,484,183	457,212	590,048	1,347,630	1,807,599	1,996,099
Units purchased	63,321	60,996	253,724	1,124,532	195,367	148,303	61,831	72,728
Units redeemed	(5,143)	(1,156)	(123,704)	(97,561)	(127,393)	(905,885)	(209,125)	(261,228)

Ending units	118,018	59,840	1,614,203	1,484,183	658,022	590,048	1,660,305	1,807,599

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAGTS		JAIGS		JAMVS		LZREMS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$255,476	78,601	353,982	334,948	7,435	6,745	410,740	574,877
Realized gain (loss) on investments	2,522,000	956,836	(122,978)	(1,205,218)	66,514	8,103	2,479,636	(106,954)
Change in unrealized gain (loss) on investments	(3,381,757)	4,803,729	(3,518,883)	6,649,133	(325,965)	118,041	(9,796,674)	8,278,654
Reinvested capital gains	807,100	1,111,783	-	-	108,973	57,976	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	202,819	6,950,949	(3,287,879)	5,778,863	(143,043)	190,865	(6,906,298)	8,746,577

Equity transactions:
Purchase payments received from contract owners (note 6)	718,070	1,090,587	727,180	927,074	3,405	3,446	870,234	969,101
Transfers between funds	1,636,595	1,863,695	(517,120)	(469,949)	(394,642)	(8,122)	(10,064,237)	997,820
Surrenders (note 6)	(1,268,553)	(825,332)	(1,153,604)	(1,241,516)	(114,232)	(11,663)	(1,045,433)	(1,770,396)
Death Benefits (note 4)	(389,446)	(277,004)	(726,715)	(100,647)	-	(561)	(291,333)	(143,826)
Net policy repayments (loans) (note 5)	(79,599)	272,968	695,034	79,026	(8,195)	(72)	29,025	(63,096)
Deductions for surrender charges (note 2)	(194)	(188)	(381)	(1,815)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(723,624)	(641,841)	(725,317)	(753,613)	(19,955)	(23,649)	(409,337)	(410,944)
Asset charges (note 3):
FPVUL & VEL contracts	(52,260)	(40,165)	(44,114)	(40,080)	-	(23)	(4,294)	(2,512)
MSP contracts	(1,643)	(1,241)	(2,455)	(2,403)	-	-	-	-
SL contracts or LSFP contracts	(4,820)	(9,027)	(5,684)	(5,479)	-	-	-	-
Adjustments to maintain reserves	133	59	2,640	2,586	(16)	66	(252)	156

Net equity transactions	(165,341)	1,432,511	(1,750,536)	(1,606,816)	(533,635)	(40,578)	(10,915,627)	(423,697)

Net change in contract owners’ equity	37,478	8,383,460	(5,038,415)	4,172,047	(676,678)	150,287	(17,821,925)	8,322,880
Contract owners’ equity beginning of period	23,375,459	14,991,999	23,603,457	19,431,410	1,582,383	1,432,096	39,329,049	31,006,169

Contract owners’ equity end of period	$23,412,937	23,375,459	18,565,042	23,603,457	905,705	1,582,383	21,507,124	39,329,049

CHANGES IN UNITS:
Beginning units	1,474,567	1,367,724	1,399,934	1,506,768	80,340	82,367	3,009,423	3,028,245
Units purchased	153,444	307,109	85,892	88,925	3,265	14,513	152,475	226,575
Units redeemed	(161,776)	(200,266)	(187,343)	(195,759)	(30,133)	(16,540)	(1,138,558)	(245,397)

Ending units	1,466,235	1,474,567	1,298,483	1,399,934	53,472	80,340	2,023,340	3,009,423

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	LOVBD		LOVMCV		LOVTRC		LOVSDC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$128,597	115,455	66	38	634,490	437,411	594,198	461,194
Realized gain (loss) on investments	51,494	12,275	(27)	(730)	(325,832)	12,972	(166,801)	(21,321)
Change in unrealized gain (loss) on investments	(374,662)	77,063	(2,101)	1,847	(556,747)	75,860	(257,661)	(173,602)
Reinvested capital gains	67,327	28,778	359	1,124	-	-	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(127,244)	233,571	(1,703)	2,279	(248,089)	526,243	169,736	266,271

Equity transactions:
Purchase payments received from contract owners (note 6)	50,678	28,161	-	4	1,889,844	1,005,103	358,167	304,719
Transfers between funds	133,804	260,741	(489)	(107,821)	2,084,338	7,559,744	4,150,947	2,293,825
Surrenders (note 6)	-	(2,402)	-	(780)	(434,832)	(210,412)	(18,447)	(42,550)
Death Benefits (note 4)	(20,911)	(792)	-	-	(189,294)	(92,801)	(23,259)	(241,486)
Net policy repayments (loans) (note 5)	80	(2,689)	326	155	(105,587)	(72,097)	13,263	205
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(29,981)	(27,449)	(460)	(555)	(323,987)	(217,296)	(183,481)	(155,824)
Asset charges (note 3):
FPVUL & VEL contracts	(34)	(31)	(15)	(17)	(2,824)	(1,971)	(322)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(448)	-	1	17	(32)	189	(3)	(9)

Net equity transactions	133,188	255,539	(637)	(108,997)	2,917,626	7,970,459	4,296,865	2,158,880

Net change in contract owners’ equity	5,944	489,110	(2,340)	(106,718)	2,669,537	8,496,702	4,466,601	2,425,151
Contract owners’ equity beginning of period	3,007,551	2,518,441	11,571	118,289	19,954,760	11,458,058	14,405,924	11,980,773

Contract owners’ equity end of period	$3,013,495	3,007,551	9,231	11,571	22,624,297	19,954,760	18,872,525	14,405,924

CHANGES IN UNITS:
Beginning units	248,802	226,991	497	5,533	1,886,225	1,122,526	1,393,388	1,181,419
Units purchased	39,248	24,697	24	17	528,026	864,964	658,248	259,170
Units redeemed	(27,667)	(2,886)	(54)	(5,053)	(249,402)	(101,265)	(243,031)	(47,201)

Ending units	260,383	248,802	467	497	2,164,849	1,886,225	1,808,605	1,393,388

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVBRES		MVRBSS		MV2IGI		MV2RIS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$23,098	8,636	3,670	(52)	19,694	20,455	14,886	16,072
Realized gain (loss) on investments	83,978	5,800	(2,867)	17	30,843	(12,128)	23,323	12,472
Change in unrealized gain (loss) on investments	(510,892)	118,068	(954)	429	(210,433)	610,137	(240,026)	529,643
Reinvested capital gains	213,959	17,562	-	-	200,378	163,096	37,668	-

Net increase (decrease) in policyholders’ equity resulting from operations	(189,857)	150,066	(151)	394	40,482	781,560	(164,149)	558,187

Equity transactions:
Purchase payments received from contract owners (note 6)	121,479	77,050	30,589	-	84,663	118,044	9,858	(23,549)
Transfers between funds	1,390,168	129,974	110,927	97,406	(140,249)	(13,033)	(437,291)	(1,454,819)
Surrenders (note 6)	(667)	-	-	-	(109,312)	(174,016)	(145,851)	(12,716)
Death Benefits (note 4)	-	(13,848)	-	-	(5,210)	(46,366)	(1,692)	(4,624)
Net policy repayments (loans) (note 5)	-	(282)	-	-	(8,356)	3,356	148	(39)
Deductions for surrender charges (note 2)	-	-	-	-	(44)	(15)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(32,401)	(14,639)	(5,578)	(743)	(117,590)	(117,794)	(24,062)	(33,508)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	(12,468)	(12,071)	(284)	(49)
MSP contracts	-	-	-	-	(84)	(73)	-	-
SL contracts or LSFP contracts	-	-	-	-	(611)	(634)	-	-
Adjustments to maintain reserves	733	(4)	(4)	3	-	(1)	(18)	22

Net equity transactions	1,479,312	178,251	135,934	96,666	(309,261)	(242,603)	(599,192)	(1,529,282)

Net change in contract owners’ equity	1,289,455	328,317	135,783	97,060	(268,779)	538,957	(763,341)	(971,095)
Contract owners’ equity beginning of period	1,002,295	673,978	97,060	-	3,376,803	2,837,846	1,628,346	2,599,441

Contract owners’ equity end of period	$2,291,750	1,002,295	232,843	97,060	3,108,024	3,376,803	865,005	1,628,346

CHANGES IN UNITS:
Beginning units	69,728	56,347	9,484	-	251,410	271,340	140,953	287,386
Units purchased	106,304	16,342	14,189	9,557	8,556	13,565	877	20,576
Units redeemed	(2,422)	(2,961)	(557)	(73)	(30,425)	(33,495)	(54,317)	(167,009)

Ending units	173,610	69,728	23,116	9,484	229,541	251,410	87,513	140,953

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MNDIC		MMCGSC		MNDSC		MVFIC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	(8)	-	(251)	(231)	184,467	246,824
Realized gain (loss) on investments	104,302	7,147	(25)	-	23,729	1,646	742,649	565,587
Change in unrealized gain (loss) on investments	(302,767)	76,772	(2,202)	-	(109,591)	43,687	(2,930,303)	780,829
Reinvested capital gains	138,609	6,358	-	-	83,970	1,986	803,098	505,074

Net increase (decrease) in policyholders’ equity resulting from operations	(59,856)	90,277	(2,235)	-	(2,143)	47,088	(1,200,089)	2,098,314

Equity transactions:
Purchase payments received from contract owners (note 6)	25,581	76,932	-	-	18,095	14,034	447,336	358,801
Transfers between funds	468,671	58,208	165,870	-	(3,157)	462,128	(649,161)	82,611
Surrenders (note 6)	(63,956)	(27,143)	-	-	(65,548)	(7,879)	(1,611,505)	(490,615)
Death Benefits (note 4)	(1,640)	-	-	-	-	-	(57,283)	(41,540)
Net policy repayments (loans) (note 5)	14,683	3,267	-	-	(13)	(2,982)	(15,535)	(51,200)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(59)	(1,105)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(24,459)	(14,138)	(198)	-	(4,955)	(3,076)	(392,480)	(398,281)
Asset charges (note 3):
FPVUL & VEL contracts	(1,911)	(869)	(8)	-	(644)	(99)	(23,152)	(22,117)
MSP contracts	-	-	-	-	-	-	(839)	(1,021)
SL contracts or LSFP contracts	-	-	-	-	-	-	(9,445)	(10,309)
Adjustments to maintain reserves	(3)	(2)	8	-	316	-	119	(14)

Net equity transactions	416,966	96,255	165,672	-	(55,906)	462,126	(2,312,004)	(574,790)

Net change in contract owners’ equity	357,110	186,532	163,437	-	(58,049)	509,214	(3,512,093)	1,523,524
Contract owners’ equity beginning of period	524,942	338,410	-	-	588,335	79,121	13,515,237	11,991,713

Contract owners’ equity end of period	$882,052	524,942	163,437	-	530,286	588,335	10,003,144	13,515,237

CHANGES IN UNITS:
Beginning units	28,555	23,315	-	-	32,546	5,578	318,782	332,771
Units purchased	24,005	8,332	17,037	-	3,268	27,836	12,681	15,770
Units redeemed	(3,861)	(3,092)	(20)	-	(5,985)	(868)	(69,053)	(29,759)

Ending units	48,699	28,555	17,017	-	29,829	32,546	262,410	318,782

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVFSC		MVIVSC		MSVFI		MSEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$896,388	1,184,053	627,294	1,090,248	57,015	67,814	1,292,164	1,274,351
Realized gain (loss) on investments	684,205	693,268	6,472,273	6,281,587	7,588	14,160	(3,235,201)	(25,569)
Change in unrealized gain (loss) on investments	(15,819,811)	6,773,278	(17,281,198)	14,607,958	(82,482)	47,998	286,165	882,989
Reinvested capital gains	5,602,723	3,118,257	1,030,301	93,774	-	-	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(8,636,495)	11,768,856	(9,151,330)	22,073,567	(17,879)	129,972	(1,656,872)	2,131,771

Equity transactions:
Purchase payments received from contract owners (note 6)	2,618,928	3,144,091	2,607,181	2,562,389	105,116	151,700	339,903	447,066
Transfers between funds	763,729	6,371,545	(10,228,328)	4,546,202	(164,955)	275,043	(14,869,529)	827,232
Surrenders (note 6)	(2,323,931)	(2,761,457)	(3,007,428)	(6,352,005)	(52,734)	(52,784)	(266,593)	(252,190)
Death Benefits (note 4)	(820,618)	(252,269)	(756,411)	(386,248)	(664)	(10,328)	(92,384)	(114,140)
Net policy repayments (loans) (note 5)	6,176	(56,056)	(20,645)	38,773	7,632	23,234	13,897	30,276
Deductions for surrender charges (note 2)	-	-	-	-	(63)	(2,801)	(15)	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(995,896)	(884,469)	(1,091,523)	(1,091,563)	(164,147)	(120,935)	(284,556)	(353,090)
Asset charges (note 3):
FPVUL & VEL contracts	(8,312)	(8,619)	(4,666)	(3,752)	(5,670)	(6,229)	(10,276)	(11,472)
MSP contracts	-	-	-	-	(580)	(552)	(137)	(225)
SL contracts or LSFP contracts	-	-	-	-	(1,461)	(1,298)	(729)	(847)
Adjustments to maintain reserves	(167)	737	(13,233)	1,183	(9)	9	33	38

Net equity transactions	(760,091)	5,553,503	(12,515,053)	(685,021)	(277,535)	255,059	(15,170,386)	572,648

Net change in contract owners’ equity	(9,396,586)	17,322,359	(21,666,383)	21,388,546	(295,414)	385,031	(16,827,258)	2,704,419
Contract owners’ equity beginning of period	82,242,780	64,920,421	103,804,494	82,415,948	2,387,701	2,002,670	24,398,279	21,693,860

Contract owners’ equity end of period	$72,846,194	82,242,780	82,138,111	103,804,494	2,092,287	2,387,701	7,571,021	24,398,279

CHANGES IN UNITS:
Beginning units	4,097,326	3,786,227	3,580,987	3,598,366	133,523	118,983	524,587	507,033
Units purchased	563,625	607,585	310,873	294,966	6,964	25,280	28,344	36,507
Units redeemed	(603,854)	(296,486)	(743,542)	(312,345)	(22,717)	(10,740)	(345,916)	(18,953)

Ending units	4,057,097	4,097,326	3,148,318	3,580,987	117,770	133,523	207,015	524,587

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VKVGR2		MSVMG		MSVEG		MSVRE
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$155,643	89,742	(10,855)	(10,942)	(4,935)	(4,084)	333,161	223,389
Realized gain (loss) on investments	33,320	30,324	832,716	(687,225)	333,378	(6,211)	587,550	989,552
Change in unrealized gain (loss) on investments	(659,515)	267,830	(1,319,223)	2,215,729	(550,402)	512,189	(1,882,634)	(760,744)
Reinvested capital gains	-	-	1,018,186	-	581,366	181,284	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(470,552)	387,896	520,824	1,517,562	359,407	683,178	(961,923)	452,197

Equity transactions:
Purchase payments received from contract owners (note 6)	358,586	309,766	8,186	(2,793)	147,681	35,390	(10,687)	89,219
Transfers between funds	477,549	853,598	(1,221,257)	(2,146,585)	483,093	627,377	(5,183,805)	(2,384,955)
Surrenders (note 6)	(66,527)	(1,352,914)	(125,107)	(81,893)	(1,345,955)	(264,819)	(427,744)	(131,523)
Death Benefits (note 4)	(12,499)	(3,285)	(246)	(27,779)	(177)	(386)	(117,975)	(109,035)
Net policy repayments (loans) (note 5)	2,540	(17,396)	(13,774)	(23,025)	15,442	(25,227)	22,316	1,031
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(81,063)	(62,379)	(58,988)	(53,652)	(92,683)	(79,148)	(132,378)	(169,359)
Asset charges (note 3):
FPVUL & VEL contracts	(147)	(129)	(230)	(209)	(1,487)	(820)	-	1
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(15)	116	(95)	(824)	(99)	6	270	1,093

Net equity transactions	678,424	(272,623)	(1,411,511)	(2,336,760)	(794,185)	292,373	(5,850,003)	(2,703,528)

Net change in contract owners’ equity	207,872	115,273	(890,687)	(819,198)	(434,778)	975,551	(6,811,926)	(2,251,331)
Contract owners’ equity beginning of period	4,985,540	4,870,267	4,737,853	5,557,051	2,577,089	1,601,538	16,012,798	18,264,129

Contract owners’ equity end of period	$5,193,412	4,985,540	3,847,166	4,737,853	2,142,311	2,577,089	9,200,872	16,012,798

CHANGES IN UNITS:
Beginning units	395,703	422,599	229,681	372,666	91,342	81,298	288,035	338,494
Units purchased	124,344	115,953	6,521	7,007	19,924	29,804	2,367	2,903
Units redeemed	(70,347)	(142,849)	(67,322)	(149,992)	(40,747)	(19,760)	(116,223)	(53,362)

Ending units	449,700	395,703	168,880	229,681	70,519	91,342	174,180	288,035

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DTRTFB		IDPGI		IDPG		NCPGI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$69	-	-	2	633	711	-	2
Realized gain (loss) on investments	-	-	6	(11)	(300)	3	5	(9)
Change in unrealized gain (loss) on investments	(56)	-	(7)	28	(3,757)	(308)	(6)	27
Reinvested capital gains	-	-	-	1	1,881	-	-	3

Net increase (decrease) in policyholders’ equity resulting from operations	13	-	(1)	20	(1,543)	406	(1)	23

Equity transactions:
Purchase payments received from contract owners (note 6)	-	-	-	-	351	256	-	-
Transfers between funds	2,557	-	-	-	1,125	41,957	-	-
Surrenders (note 6)	-	-	(71)	-	(12,684)	-	(73)	-
Death Benefits (note 4)	-	-	-	-	(257)	-	-	-
Net policy repayments (loans) (note 5)	-	-	(13)	(726)	191	155	(13)	(726)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3)	-	(3)	(9)	(2,246)	(213)	(3)	(9)
Asset charges (note 3):
FPVUL & VEL contracts	(1)	-	-	(1)	(152)	21	-	(1)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	4	(6)	(9)	4	(5)	4

Net equity transactions	2,553	-	(83)	(742)	(13,681)	42,180	(94)	(732)

Net change in contract owners’ equity	2,566	-	(84)	(722)	(15,224)	42,586	(95)	(709)
Contract owners’ equity beginning of period	-	-	84	806	42,586	-	95	804

Contract owners’ equity end of period	$2,566	-	-	84	27,362	42,586	-	95

CHANGES IN UNITS:
Beginning units	-	-	7	77	3,468	-	8	78
Units purchased	252	-	-	-	219	3,488	-	-
Units redeemed	-	-	(7)	(70)	(1,321)	(20)	(8)	(70)

Ending units	252	-	-	7	2,366	3,468	-	8

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NCPG		NVBX		NVIX		NVAMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,962	938	4,515,289	3,808,117	652,291	936,690	570,109	686,064
Realized gain (loss) on investments	701	406	(1,245,692)	(274,729)	3,236,862	648,157	602,359	532,708
Change in unrealized gain (loss) on investments	(12,124)	5,284	(4,376,973)	(280,826)	(7,971,764)	5,615,580	(7,446,973)	679,085
Reinvested capital gains	3,878	1,956	97,509	233,747	-	-	2,659,340	1,473,699

Net increase (decrease) in policyholders’ equity resulting from operations	(5,583)	8,584	(1,009,867)	3,486,309	(4,082,611)	7,200,427	(3,615,165)	3,371,556

Equity transactions:
Purchase payments received from contract owners (note 6)	46,430	10,084	409,587	2,384,928	745,313	1,408,911	1,272,349	1,382,222
Transfers between funds	(2,796)	(3,533)	4,846,741	78,686,674	(7,396,058)	6,481,435	(310,489)	(516,330)
Surrenders (note 6)	(3,561)	(2,435)	(379,161)	(179,827)	(2,778,169)	(2,063,255)	(2,026,275)	(1,702,920)
Death Benefits (note 4)	-	-	(2,110,565)	(424,433)	(82,629)	(93,359)	(341,882)	(347,085)
Net policy repayments (loans) (note 5)	926	207	(15,811)	(347)	(284,075)	(287,868)	179,941	(13,584)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(1,088)	(1,477)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,011)	(3,007)	(2,318,220)	(1,637,113)	(536,255)	(489,977)	(1,439,212)	(1,480,586)
Asset charges (note 3):
FPVUL & VEL contracts	(344)	(281)	(10,892)	(16,076)	(8,326)	(10,083)	(104,836)	(104,249)
MSP contracts	-	-	-	-	-	-	(6,469)	(6,603)
SL contracts or LSFP contracts	-	-	-	-	-	-	(13,541)	(13,167)
Adjustments to maintain reserves	1	(3)	489	69	9,496	(65)	379	(25)

Net equity transactions	36,645	1,032	422,168	78,813,875	(10,330,703)	4,945,739	(2,791,123)	(2,803,804)

Net change in contract owners’ equity	31,062	9,616	(587,699)	82,300,184	(14,413,314)	12,146,166	(6,406,288)	567,752
Contract owners’ equity beginning of period	57,867	48,251	181,026,501	98,726,317	37,811,091	25,664,925	41,754,065	41,186,313

Contract owners’ equity end of period	$88,929	57,867	180,438,802	181,026,501	23,397,777	37,811,091	35,347,777	41,754,065

CHANGES IN UNITS:
Beginning units	4,793	4,715	16,764,981	9,423,378	3,314,850	2,805,657	1,357,653	1,455,365
Units purchased	4,015	1,089	1,685,503	7,716,974	309,974	828,106	64,258	58,219
Units redeemed	(906)	(1,011)	(1,650,506)	(375,371)	(1,240,172)	(318,913)	(154,040)	(155,931)

Ending units	7,902	4,793	16,799,978	16,764,981	2,384,652	3,314,850	1,267,871	1,357,653

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$146,439	127,374	35,289	16,378	21,513	58,811	37,903	33,931
Realized gain (loss) on investments	404,737	253,224	(6,353)	(3,080)	347,344	317,750	809,973	502,994
Change in unrealized gain (loss) on investments	(1,778,451)	975,670	(47,026)	25,331	(1,717,468)	1,181,139	(2,082,531)	1,294,666
Reinvested capital gains	650,082	256,602	5,640	3,703	503,711	656,213	1,201,688	828,760

Net increase (decrease) in policyholders’ equity resulting from operations	(577,193)	1,612,870	(12,450)	42,332	(844,900)	2,213,913	(32,967)	2,660,351

Equity transactions:
Purchase payments received from contract owners (note 6)	398,372	373,981	76,530	81,545	409,344	392,096	383,396	407,632
Transfers between funds	414,457	2,126,139	225,998	35,672	(3,881)	37,549	200,844	124,301
Surrenders (note 6)	(596,690)	(316,665)	(11,556)	(111,635)	(350,285)	(468,567)	(725,644)	(611,465)
Death Benefits (note 4)	(480,515)	(144,521)	-	(204)	(33,505)	(143,956)	(130,824)	(147,732)
Net policy repayments (loans) (note 5)	(9,667)	17,938	3,024	(9,271)	(41,252)	35,610	(28,206)	16,484
Deductions for surrender charges (note 2)	(72)	(185)	(67)	(802)	(214)	(517)	(378)	(657)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(376,475)	(358,203)	(78,346)	(97,020)	(262,758)	(249,502)	(326,815)	(292,525)
Asset charges (note 3):
FPVUL & VEL contracts	(31,885)	(28,321)	(4,390)	(3,460)	(20,704)	(17,168)	(27,327)	(23,723)
MSP contracts	(4,321)	(6,389)	(621)	(639)	(1,455)	(1,319)	(2,780)	(2,382)
SL contracts or LSFP contracts	(6,905)	(7,708)	(713)	(1,654)	(4,601)	(3,886)	(7,198)	(6,150)
Adjustments to maintain reserves	48	1,879	45	(1)	89	(1)	59	19

Net equity transactions	(693,653)	1,657,945	209,904	(107,469)	(309,222)	(419,661)	(664,873)	(536,198)

Net change in contract owners’ equity	(1,270,846)	3,270,815	197,454	(65,137)	(1,154,122)	1,794,252	(697,840)	2,124,153
Contract owners’ equity beginning of period	12,533,765	9,262,950	1,308,080	1,373,217	9,098,183	7,303,931	11,891,807	9,767,654

Contract owners’ equity end of period	$11,262,919	12,533,765	1,505,534	1,308,080	7,944,061	9,098,183	11,193,967	11,891,807

CHANGES IN UNITS:
Beginning units	597,989	511,729	93,773	101,604	374,171	393,395	481,969	505,916
Units purchased	39,919	134,795	27,366	7,963	23,431	20,309	33,554	27,776
Units redeemed	(72,396)	(48,535)	(12,040)	(15,794)	(36,912)	(39,533)	(58,841)	(51,723)

Ending units	565,512	597,989	109,099	93,773	360,690	374,171	456,682	481,969

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGI2		HIBF		GEM		GIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$41,838	49,457	1,479,018	1,263,936	103,634	199,718	376,062	300,244
Realized gain (loss) on investments	258,308	160,178	(267,197)	(78,852)	572,981	(51,552)	330,904	(114,085)
Change in unrealized gain (loss) on investments	(712,787)	136,914	(2,004,311)	298,766	(3,835,085)	4,779,725	(3,605,348)	3,951,677
Reinvested capital gains	334,280	350,022	-	-	-	-	100,395	-

Net increase (decrease) in policyholders’ equity resulting from operations	(78,361)	696,571	(792,490)	1,483,850	(3,158,470)	4,927,891	(2,797,987)	4,137,836

Equity transactions:
Purchase payments received from contract owners (note 6)	87,107	192,615	330,610	417,598	667,893	683,612	620,313	502,487
Transfers between funds	196,898	(171,094)	2,308,014	813,592	(418,429)	2,174,623	734,597	(1,128,846)
Surrenders (note 6)	(58,464)	(41,658)	(688,574)	(627,475)	(629,424)	(633,276)	(610,949)	(424,480)
Death Benefits (note 4)	(4,980)	-	(217,776)	(107,182)	(83,636)	(934,583)	(65,284)	(50,975)
Net policy repayments (loans) (note 5)	(24,288)	(14,089)	48,443	(11,787)	23,278	290,643	(734)	3,772
Deductions for surrender charges (note 2)	-	(1)	(103)	(388)	(380)	(2,187)	(8)	(124)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(105,285)	(95,391)	(578,185)	(585,454)	(441,780)	(408,686)	(417,817)	(391,792)
Asset charges (note 3):
FPVUL & VEL contracts	(7,451)	(6,153)	(27,233)	(29,326)	(25,121)	(23,897)	(20,419)	(18,036)
MSP contracts	(1,909)	(1,695)	(2,173)	(2,105)	(1,064)	(1,386)	(1,517)	(1,436)
SL contracts or LSFP contracts	(1,829)	(1,385)	(5,117)	(5,872)	(5,595)	(4,966)	(4,786)	(4,788)
Adjustments to maintain reserves	49	2	91	75	(65)	224	(179)	36

Net equity transactions	79,848	(138,849)	1,167,997	(138,324)	(914,323)	1,140,121	233,217	(1,514,182)

Net change in contract owners’ equity	1,487	557,722	375,507	1,345,526	(4,072,793)	6,068,012	(2,564,770)	2,623,654
Contract owners’ equity beginning of period	3,835,490	3,277,768	23,508,545	22,163,019	18,301,969	12,233,957	19,235,070	16,611,416

Contract owners’ equity end of period	$3,836,977	3,835,490	23,884,052	23,508,545	14,229,176	18,301,969	16,670,300	19,235,070

CHANGES IN UNITS:
Beginning units	187,941	195,828	760,714	764,369	564,747	533,999	945,696	1,036,347
Units purchased	14,358	15,083	118,376	52,804	54,599	108,628	154,818	126,057
Units redeemed	(10,086)	(22,970)	(80,441)	(56,459)	(86,431)	(77,880)	(140,842)	(216,708)

Ending units	192,213	187,941	798,649	760,714	532,915	564,747	959,672	945,696

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVIE6		NVNMO1		NVNSR1		NVCRA1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,058	3,246	92,679	88,544	1,439	1,349	68,126	56,419
Realized gain (loss) on investments	1,940	2,026	868,258	589,931	(8,216)	(8,079)	215,830	(139,105)
Change in unrealized gain (loss) on investments	(40,676)	44,910	(3,440,567)	2,736,345	(29,262)	28,784	(692,141)	559,604
Reinvested capital gains	1,092	-	1,760,361	354,417	23,166	20,839	68,230	279,923

Net increase (decrease) in policyholders’ equity resulting from operations	(33,586)	50,182	(719,269)	3,769,237	(12,873)	42,893	(339,955)	756,841

Equity transactions:
Purchase payments received from contract owners (note 6)	-	-	426,758	477,948	11,086	14,806	615,204	1,129,208
Transfers between funds	-	-	(583,205)	(255,034)	(11,279)	5,829	(305,958)	(352,829)
Surrenders (note 6)	(47)	(612)	(954,992)	(596,846)	(5,209)	(77,729)	(1,088,236)	(203,294)
Death Benefits (note 4)	(137)	-	(408,151)	(503,166)	-	-	(10,580)	(27,372)
Net policy repayments (loans) (note 5)	(10)	(81)	(49,236)	(15,408)	12,813	(672)	(257,141)	(323,384)
Deductions for surrender charges (note 2)	(1)	(75)	(170)	(9)	-	-	-	(489)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,484)	(4,743)	(623,684)	(628,628)	(11,716)	(13,757)	(181,745)	(184,943)
Asset charges (note 3):
FPVUL & VEL contracts	(346)	(364)	(43,401)	(38,248)	(690)	(704)	(8,903)	(9,774)
MSP contracts	-	-	(2,028)	(1,959)	(36)	(32)	(281)	(272)
SL contracts or LSFP contracts	(530)	(536)	(3,184)	(3,508)	(94)	(126)	(128)	(197)
Adjustments to maintain reserves	(6)	4	302	14	(6)	15	(15)	26

Net equity transactions	(5,561)	(6,407)	(2,240,991)	(1,564,844)	(5,131)	(72,370)	(1,237,783)	26,680

Net change in contract owners’ equity	(39,147)	43,775	(2,960,260)	2,204,393	(18,004)	(29,477)	(1,577,738)	783,521
Contract owners’ equity beginning of period	231,546	187,771	18,039,591	15,835,198	224,801	254,278	4,685,958	3,902,437

Contract owners’ equity end of period	$192,399	231,546	15,079,331	18,039,591	206,797	224,801	3,108,220	4,685,958

CHANGES IN UNITS:
Beginning units	19,184	19,769	885,441	970,413	10,377	13,923	256,531	257,360
Units purchased	-	-	25,472	34,254	1,935	2,109	31,486	68,938
Units redeemed	(474)	(585)	(133,739)	(119,226)	(2,165)	(5,655)	(97,402)	(69,767)

Ending units	18,710	19,184	777,174	885,441	10,147	10,377	190,615	256,531

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$169,855	618,567	102,653	100,600	56,640	80,901	142,681	119,478
Realized gain (loss) on investments	1,375,964	14,245,653	18,894	(340,262)	(33,196)	(105,521)	(19,360)	17,792
Change in unrealized gain (loss) on investments	(1,911,570)	(5,299,729)	(741,623)	786,889	(109,679)	186,038	(901,114)	343,600
Reinvested capital gains	456,813	4,109,023	238,901	363,229	16,269	72,824	317,166	395,653

Net increase (decrease) in policyholders’ equity resulting from operations	91,062	13,673,514	(381,175)	910,456	(69,966)	234,242	(460,627)	876,523

Equity transactions:
Purchase payments received from contract owners (note 6)	1,059,920	1,635,769	748,316	1,214,927	425,372	981,460	780,159	346,674
Transfers between funds	(26,890,519)	(154,384,589)	(224,105)	(354,878)	(467,782)	(339,784)	(240,244)	(1,013,049)
Surrenders (note 6)	(3,024,525)	(2,137,772)	(1,227,175)	(626,499)	(899,635)	(598,394)	(255,476)	(170,145)
Death Benefits (note 4)	(93,168)	(377,298)	(19,338)	(370,151)	(14,914)	(13,815)	(133)	(313,333)
Net policy repayments (loans) (note 5)	(840,381)	(501,672)	(485,535)	(503,674)	(207,804)	(239,782)	(64,048)	51,820
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	(109)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(472,501)	(1,565,840)	(324,896)	(338,133)	(170,356)	(207,430)	(200,403)	(198,270)
Asset charges (note 3):
FPVUL & VEL contracts	(16,213)	(19,548)	(12,358)	(15,695)	(5,406)	(7,727)	(11,440)	(10,897)
MSP contracts	(360)	(348)	(529)	(500)	(335)	(335)	(2,636)	(2,526)
SL contracts or LSFP contracts	(685)	(884)	(68)	(266)	(185)	(182)	(5,241)	(5,560)
Adjustments to maintain reserves	(60)	135	57	7	10	1	82	14

Net equity transactions	(30,278,492)	(157,352,047)	(1,545,631)	(994,862)	(1,341,035)	(425,988)	620	(1,315,381)

Net change in contract owners’ equity	(30,187,430)	(143,678,533)	(1,926,806)	(84,406)	(1,411,001)	(191,746)	(460,007)	(438,858)
Contract owners’ equity beginning of period	36,270,215	179,948,748	6,176,724	6,261,130	3,788,844	3,980,590	6,483,856	6,922,714

Contract owners’ equity end of period	$6,082,785	36,270,215	4,249,918	6,176,724	2,377,843	3,788,844	6,023,849	6,483,856

CHANGES IN UNITS:
Beginning units	1,908,299	10,166,375	352,112	414,927	259,595	290,101	380,324	463,170
Units purchased	81,091	134,794	46,668	81,688	32,503	75,301	39,917	23,889
Units redeemed	(1,598,190)	(8,392,870)	(134,617)	(144,503)	(125,043)	(105,807)	(44,537)	(106,735)

Ending units	391,200	1,908,299	264,163	352,112	167,055	259,595	375,704	380,324

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$147,256	120,237	57,435	82,785	65,901	55,162	55,651	51,381
Realized gain (loss) on investments	(44,232)	(20,518)	(17,355)	(186,787)	(11,999)	(2,639)	(33,660)	(5,237)
Change in unrealized gain (loss) on investments	(1,143,771)	551,762	(297,467)	357,981	(61,334)	22,296	(47,563)	40,257
Reinvested capital gains	390,523	585,644	126,838	161,065	-	-	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(650,224)	1,237,125	(130,549)	415,044	(7,432)	74,819	(25,572)	86,401

Equity transactions:
Purchase payments received from contract owners (note 6)	202,745	295,280	351,613	935,475	34,119	15,628	55,296	134,330
Transfers between funds	93,061	163,012	(270,162)	33,089	270,095	224,936	388,373	(359,881)
Surrenders (note 6)	(1,189,151)	(289,611)	(1,513,949)	(889,946)	(45,987)	(8,094)	(90,000)	(31,872)
Death Benefits (note 4)	(1,502)	(138)	(15,316)	(164,208)	-	(8,202)	-	(702)
Net policy repayments (loans) (note 5)	(22,203)	21,639	(164,094)	(194,934)	(4,090)	(1,626)	(218,944)	(14,775)
Deductions for surrender charges (note 2)	(191)	(115)	-	-	-	-	(11)	(16)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(183,061)	(185,408)	(177,254)	(224,024)	(94,394)	(53,988)	(43,056)	(89,213)
Asset charges (note 3):
FPVUL & VEL contracts	(17,582)	(17,187)	(6,941)	(9,237)	(1,909)	(1,737)	(1,554)	(1,316)
MSP contracts	(4,525)	(4,448)	(44)	95	(122)	(124)	(329)	(207)
SL contracts or LSFP contracts	(4,673)	(4,668)	(76)	(114)	(2,408)	(2,093)	(2,228)	(2,596)
Adjustments to maintain reserves	36	7	(4)	(6)	7	172	13	(2)

Net equity transactions	(1,127,046)	(21,637)	(1,796,227)	(513,810)	155,311	164,872	87,560	(366,250)

Net change in contract owners’ equity	(1,777,270)	1,215,488	(1,926,776)	(98,766)	147,879	239,691	61,988	(279,849)
Contract owners’ equity beginning of period	8,032,341	6,816,853	4,259,683	4,358,449	1,890,127	1,650,436	1,942,992	2,222,841

Contract owners’ equity end of period	$6,255,071	8,032,341	2,332,907	4,259,683	2,038,006	1,890,127	2,004,980	1,942,992

CHANGES IN UNITS:
Beginning units	445,041	448,324	266,273	300,175	126,280	115,114	122,014	145,090
Units purchased	37,928	35,327	24,880	71,897	24,724	16,985	29,286	11,628
Units redeemed	(99,137)	(38,610)	(138,315)	(105,799)	(14,271)	(5,819)	(23,859)	(34,704)

Ending units	383,832	445,041	152,838	266,273	136,733	126,280	127,441	122,014

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRF		GBF		GVIX2		GVIDA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,476,510	1,261,752	1,435,240	1,059,688	64,333	67,559	528,552	537,222
Realized gain (loss) on investments	9,423,561	7,683,114	(737,022)	(748,273)	4,798	(6,312)	1,495,009	628,563
Change in unrealized gain (loss) on investments	(10,142,608)	16,632,397	(551,761)	711,258	(437,090)	489,889	(8,408,403)	1,539,588
Reinvested capital gains	-	-	-	-	-	-	3,083,588	2,593,639

Net increase (decrease) in policyholders’ equity resulting from operations	757,463	25,577,263	146,457	1,022,673	(367,959)	551,136	(3,301,254)	5,299,012

Equity transactions:
Purchase payments received from contract owners (note 6)	2,000,643	2,088,293	2,153,977	2,111,013	88,944	99,657	1,412,338	1,358,729
Transfers between funds	(1,937,614)	(12,003,195)	19,880,985	1,637,625	2,177	(132,688)	(254,083)	10,509,822
Surrenders (note 6)	(1,997,040)	(1,773,795)	(1,519,218)	(1,822,783)	(79,802)	(19,995)	(1,288,826)	(875,370)
Death Benefits (note 4)	(533,387)	(689,157)	(284,796)	(414,046)	(2,086)	(66,360)	(40,290)	(11,643)
Net policy repayments (loans) (note 5)	(175,619)	(174,254)	337,517	(247,120)	209	29	128,218	(185,037)
Deductions for surrender charges (note 2)	(91)	(524)	(150)	(236)	(94)	(16)	(2,518)	(689)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,048,249)	(2,996,212)	(2,903,068)	(2,769,101)	(34,920)	(34,506)	(947,376)	(883,555)
Asset charges (note 3):
FPVUL & VEL contracts	(154,614)	(141,698)	(51,134)	(54,195)	(1,653)	(1,440)	(67,521)	(67,211)
MSP contracts	(6,449)	(6,553)	(5,920)	(6,230)	(223)	(154)	(4,373)	(4,150)
SL contracts or LSFP contracts	(5,491)	(4,745)	(10,056)	(11,283)	(2,725)	(2,645)	(4,968)	(4,847)
Adjustments to maintain reserves	3,798	3,481	213	16	13	4	(152)	367

Net equity transactions	(5,854,113)	(15,698,359)	17,598,350	(1,576,340)	(30,160)	(158,114)	(1,069,551)	9,836,416

Net change in contract owners’ equity	(5,096,650)	9,878,904	17,744,807	(553,667)	(398,119)	393,022	(4,370,805)	15,135,428
Contract owners’ equity beginning of period	141,543,651	131,664,747	52,579,295	53,132,962	2,701,863	2,308,841	38,390,868	23,255,440

Contract owners’ equity end of period	$136,447,001	141,543,651	70,324,102	52,579,295	2,303,744	2,701,863	34,020,063	38,390,868

CHANGES IN UNITS:
Beginning units	5,166,790	5,801,396	2,620,662	2,681,148	232,560	247,534	1,324,607	940,743
Units purchased	83,719	88,486	1,303,655	247,329	16,077	19,824	113,050	476,930
Units redeemed	(255,733)	(723,092)	(432,707)	(307,815)	(18,336)	(34,798)	(146,606)	(93,066)

Ending units	4,994,776	5,166,790	3,491,610	2,620,662	230,301	232,560	1,291,051	1,324,607

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$32,862	30,941	13,432	12,905	256,456	245,662	1,301,433	1,182,262
Realized gain (loss) on investments	17,779	17,677	2,609	5,292	(119,793)	(298,628)	1,868,215	2,020,865
Change in unrealized gain (loss) on investments	(204,175)	86,676	(114,153)	60,031	(656,683)	479,996	(12,969,256)	846,311
Reinvested capital gains	70,466	39,539	48,143	29,051	274,207	247,455	5,762,068	4,020,257

Net increase (decrease) in policyholders’ equity resulting from operations	(83,068)	174,833	(49,969)	107,279	(245,813)	674,485	(4,037,540)	8,069,695

Equity transactions:
Purchase payments received from contract owners (note 6)	88,845	49,225	40,904	35,323	560,165	258,371	2,651,040	2,330,418
Transfers between funds	43,526	48,095	(33,022)	75,100	(192,492)	1,500,754	4,666,438	3,338,399
Surrenders (note 6)	(79,044)	(40,076)	(13,742)	(92,860)	(310,219)	(1,780,661)	(2,887,850)	(2,207,112)
Death Benefits (note 4)	(5,206)	(9,033)	(4,541)	-	(110,440)	(368,722)	(598,546)	(1,207,971)
Net policy repayments (loans) (note 5)	(10,415)	65	(2,592)	(37,738)	105,776	(202,426)	114,771	(3,296)
Deductions for surrender charges (note 2)	(573)	-	-	-	(4)	(568)	(16,313)	(2,598)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(79,935)	(72,388)	(29,969)	(39,980)	(428,141)	(432,438)	(2,675,979)	(2,642,331)
Asset charges (note 3):
FPVUL & VEL contracts	(2,995)	(3,788)	(2,989)	(2,772)	(14,448)	(16,117)	(140,346)	(147,876)
MSP contracts	-	-	(49)	(47)	(5,023)	(5,382)	(31,992)	(33,135)
SL contracts or LSFP contracts	(451)	(435)	(155)	(45)	(1,337)	(1,675)	(22,796)	(24,197)
Adjustments to maintain reserves	8	-	12	(12)	74	64	131	1,982

Net equity transactions	(46,240)	(28,335)	(46,143)	(63,031)	(396,089)	(1,048,800)	1,058,558	(597,717)

Net change in contract owners’ equity	(129,308)	146,498	(96,112)	44,248	(641,902)	(374,315)	(2,978,982)	7,471,978
Contract owners’ equity beginning of period	1,737,360	1,590,862	802,848	758,600	13,438,074	13,812,389	70,381,426	62,909,448

Contract owners’ equity end of period	$1,608,052	1,737,360	706,736	802,848	12,796,172	13,438,074	67,402,444	70,381,426

CHANGES IN UNITS:
Beginning units	88,042	89,591	34,138	37,033	734,293	799,851	2,859,045	2,881,380
Units purchased	4,409	6,240	3,149	5,501	88,768	168,430	392,431	277,627
Units redeemed	(6,809)	(7,789)	(5,157)	(8,396)	(108,881)	(233,988)	(343,108)	(299,962)

Ending units	85,642	88,042	32,130	34,138	714,180	734,293	2,908,368	2,859,045

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDMA		GVDMC		MCIF		SAM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,560,172	1,505,627	329,181	315,116	1,363,286	1,072,906	567,379	179,440
Realized gain (loss) on investments	4,025,302	2,486,293	124,293	335,807	3,603,322	7,737,585	-	-
Change in unrealized gain (loss) on investments	(22,423,424)	4,316,022	(2,042,283)	125,378	(28,529,988)	795,045	-	-
Reinvested capital gains	9,382,371	6,088,482	939,917	751,189	10,799,813	6,780,371	417	-

Net increase (decrease) in policyholders’ equity resulting from operations	(7,455,579)	14,396,424	(648,892)	1,527,490	(12,763,567)	16,385,907	567,796	179,440

Equity transactions:
Purchase payments received from contract owners (note 6)	3,629,979	4,982,266	739,983	974,640	3,869,352	7,973,523	4,003,127	4,211,066
Transfers between funds	(865,068)	2,107,400	537,602	(411,747)	(2,153,161)	913,619	12,503,398	1,991,994
Surrenders (note 6)	(3,112,014)	(4,219,458)	(869,365)	(283,003)	(7,555,665)	(8,249,447)	(6,751,290)	(8,746,045)
Death Benefits (note 4)	(204,931)	(219,315)	(558,277)	(390,924)	(597,829)	(827,434)	(643,624)	(621,275)
Net policy repayments (loans) (note 5)	334,552	281,362	278,653	(33,585)	(245,678)	(480,756)	70,705	59,053
Deductions for surrender charges (note 2)	(5,050)	(6,963)	-	(27)	(581)	(328)	(4,490)	(6,385)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(2,947,399)	(2,995,534)	(683,693)	(665,569)	(2,295,160)	(2,352,657)	(3,676,707)	(3,756,066)
Asset charges (note 3):
FPVUL & VEL contracts	(220,568)	(222,625)	(26,696)	(30,057)	(89,158)	(89,363)	(141,682)	(144,891)
MSP contracts	(18,229)	(17,648)	(15,282)	(16,212)	(2,152)	(1,949)	(8,346)	(8,701)
SL contracts or LSFP contracts	(34,134)	(34,115)	(4,666)	(5,567)	(11,974)	(10,432)	(23,752)	(27,990)
Adjustments to maintain reserves	(198)	110	25	15	(2,003)	(57,331)	(1,052)	(1,004)

Net equity transactions	(3,443,060)	(344,520)	(601,716)	(862,036)	(9,084,009)	(3,182,555)	5,326,287	(7,050,244)

Net change in contract owners’ equity	(10,898,639)	14,051,904	(1,250,608)	665,454	(21,847,576)	13,203,352	5,894,083	(6,870,804)
Contract owners’ equity beginning of period	100,601,959	86,550,055	17,560,149	16,894,695	120,817,110	107,613,758	39,022,347	45,893,151

Contract owners’ equity end of period	$89,703,320	100,601,959	16,309,541	17,560,149	98,969,534	120,817,110	44,916,430	39,022,347

CHANGES IN UNITS:
Beginning units	3,649,477	3,657,818	807,105	847,141	2,365,493	2,420,022	2,720,878	3,214,145
Units purchased	328,792	366,921	113,246	57,759	129,802	247,064	1,144,184	494,133
Units redeemed	(447,735)	(375,262)	(139,631)	(97,795)	(286,214)	(301,593)	(777,820)	(987,400)

Ending units	3,530,534	3,649,477	780,720	807,105	2,209,081	2,365,493	3,087,242	2,720,878

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SAM5		NVMIG1		GVDIVI		NVMLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,157,519	464,148	167,905	191,503	243,231	145,772	39,253	41,017
Realized gain (loss) on investments	-	-	(68,338)	(132,821)	(7,567)	(34,819)	413,250	816,109
Change in unrealized gain (loss) on investments	-	-	(3,914,632)	3,468,522	(1,212,297)	969,742	(2,933,807)	1,981,636
Reinvested capital gains	1,695	-	1,189,554	-	-	-	2,087,080	521,773

Net increase (decrease) in policyholders’ equity resulting from operations	2,159,214	464,148	(2,625,511)	3,527,204	(976,633)	1,080,695	(394,224)	3,360,535

Equity transactions:
Purchase payments received from contract owners (note 6)	48,199,336	61,196,382	614,668	656,909	201,213	312,999	634,905	604,492
Transfers between funds	(8,784,301)	5,548,916	65,467	(242,912)	64,818	305,732	407,164	(916,576)
Surrenders (note 6)	(26,417,224)	(38,693,167)	(598,110)	(890,814)	(198,679)	(208,566)	(788,615)	(645,350)
Death Benefits (note 4)	(321,537)	(568,284)	(269,812)	(67,111)	(121,735)	(21,750)	(82,909)	(80,406)
Net policy repayments (loans) (note 5)	(802,313)	(2,232,238)	290,935	(3,952)	(7,931)	8,957	(84,423)	8,727
Deductions for surrender charges (note 2)	-	-	(58)	(58)	(334)	(295)	(569)	(544)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(3,486,153)	(3,606,822)	(587,517)	(652,151)	(191,508)	(188,751)	(462,679)	(427,494)
Asset charges (note 3):
FPVUL & VEL contracts	(54,155)	(61,951)	(38,503)	(34,542)	(14,972)	(14,457)	(36,200)	(33,310)
MSP contracts	-	-	(2,303)	(2,446)	(270)	(258)	(1,365)	(1,393)
SL contracts or LSFP contracts	-	-	(4,439)	(4,312)	(2,045)	(2,088)	(4,629)	(4,126)
Adjustments to maintain reserves	132	561,146	68	(11)	55	(6)	29	(8)

Net equity transactions	8,333,785	22,143,982	(529,604)	(1,241,400)	(271,388)	191,517	(419,291)	(1,495,988)

Net change in contract owners’ equity	10,492,999	22,608,130	(3,155,115)	2,285,804	(1,248,021)	1,272,212	(813,515)	1,864,547
Contract owners’ equity beginning of period	172,496,303	149,888,173	16,373,011	14,087,207	5,956,358	4,684,146	13,741,353	11,876,806

Contract owners’ equity end of period	$182,989,302	172,496,303	13,217,896	16,373,011	4,708,337	5,956,358	12,927,838	13,741,353

CHANGES IN UNITS:
Beginning units	15,049,008	13,128,527	1,364,483	1,476,548	255,790	247,269	624,433	702,223
Units purchased	6,390,800	7,222,177	87,347	75,828	15,972	28,698	77,412	52,933
Units redeemed	(5,661,985)	(5,301,696)	(133,301)	(187,893)	(27,679)	(20,177)	(95,274)	(130,723)

Ending units	15,777,823	15,049,008	1,318,529	1,364,483	244,083	255,790	606,571	624,433

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLV1		NVMMG1		NVMMV1		NVMMV2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$284,094	278,682	(4,763)	(8,584)	96,131	83,889	145,540	161,487
Realized gain (loss) on investments	57,089	(157,376)	(119,968)	3,488,023	(23,200)	28,762	83,892	330,805
Change in unrealized gain (loss) on investments	(4,556,417)	1,484,489	(9,592,159)	5,024,364	(2,590,941)	139,347	(4,353,291)	636,292
Reinvested capital gains	1,905,456	1,041,438	7,290,259	1,849,194	1,421,456	362,816	2,365,484	766,316

Net increase (decrease) in policyholders’ equity resulting from operations	(2,309,778)	2,647,233	(2,426,631)	10,352,997	(1,096,554)	614,814	(1,758,375)	1,894,900

Equity transactions:
Purchase payments received from contract owners (note 6)	365,148	463,392	1,273,745	1,345,247	1,110,675	1,079,180	386,116	416,589
Transfers between funds	(120,116)	(93,762)	280,234	(12,450,571)	801,412	5,596,183	(377,993)	155,494
Surrenders (note 6)	(256,410)	(565,076)	(1,627,297)	(2,096,389)	(747,610)	(251,597)	(602,405)	(1,379,953)
Death Benefits (note 4)	(223,273)	(8,710)	(207,447)	(375,095)	(8,736)	(126)	(275,255)	(76,790)
Net policy repayments (loans) (note 5)	(31,704)	8,491	25,812	(121,369)	(458,438)	(148,054)	(40,131)	14,582
Deductions for surrender charges (note 2)	(318)	(882)	(118)	(844)	-	-	(51)	(10)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(371,175)	(387,430)	(1,400,842)	(1,433,359)	(282,905)	(169,938)	(446,947)	(498,451)
Asset charges (note 3):
FPVUL & VEL contracts	(21,472)	(22,028)	(103,221)	(88,916)	(9,912)	(6,192)	(33,813)	(35,645)
MSP contracts	(638)	(596)	(3,250)	(3,291)	-	-	(1,079)	(1,231)
SL contracts or LSFP contracts	(2,198)	(2,218)	(10,904)	(9,817)	-	-	(4,919)	(5,820)
Adjustments to maintain reserves	288	(20)	8,397	151	128	220	147	(23)

Net equity transactions	(661,868)	(608,839)	(1,764,891)	(15,234,253)	404,614	6,099,676	(1,396,330)	(1,411,258)

Net change in contract owners’ equity	(2,971,646)	2,038,394	(4,191,522)	(4,881,256)	(691,940)	6,714,490	(3,154,705)	483,642
Contract owners’ equity beginning of period	20,435,141	18,396,747	39,018,652	43,899,908	8,020,943	1,306,453	14,736,438	14,252,796

Contract owners’ equity end of period	$17,463,495	20,435,141	34,827,130	39,018,652	7,329,003	8,020,943	11,581,733	14,736,438

CHANGES IN UNITS:
Beginning units	960,033	990,502	1,786,642	2,572,757	321,257	60,062	595,604	655,772
Units purchased	51,481	34,666	111,108	82,250	83,290	323,370	19,739	28,943
Units redeemed	(84,730)	(65,135)	(185,036)	(868,365)	(65,880)	(62,175)	(76,340)	(89,111)

Ending units	926,784	960,033	1,712,714	1,786,642	338,667	321,257	539,003	595,604

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCGF		SCVF		SCF		MSBF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(16,469)	(13,140)	268,972	200,103	(36,353)	(39,216)	321,769	559,750
Realized gain (loss) on investments	248,860	83,538	2,133,410	2,372,873	949,589	1,912,915	(68,003)	122,460
Change in unrealized gain (loss) on investments	(4,803,096)	4,286,173	(16,635,229)	(876,686)	(17,811,881)	829,233	(541,271)	58,173
Reinvested capital gains	2,693,909	164,692	7,173,697	2,040,452	11,306,481	3,148,709	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(1,876,796)	4,521,263	(7,059,150)	3,736,742	(5,592,164)	5,851,641	(287,505)	740,383

Equity transactions:
Purchase payments received from contract owners (note 6)	643,623	659,677	1,178,845	1,122,971	849,395	1,068,252	287,772	456,107
Transfers between funds	682,652	1,720,752	(925,798)	(974,199)	(94,820)	(900,403)	247,173	(82,886)
Surrenders (note 6)	(895,101)	(1,168,279)	(1,710,748)	(1,713,132)	(2,094,208)	(2,187,324)	(694,696)	(382,767)
Death Benefits (note 4)	(206,988)	(119,262)	(297,105)	(371,986)	(372,667)	(418,849)	(103,179)	(76,705)
Net policy repayments (loans) (note 5)	24,864	153,459	151,332	24,300	66,427	(232,832)	20,611	(78,161)
Deductions for surrender charges (note 2)	(91)	(20)	(692)	(209)	(677)	(1,287)	(36)	(200)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(594,485)	(547,146)	(1,289,990)	(1,343,107)	(1,319,162)	(1,355,247)	(388,190)	(438,513)
Asset charges (note 3):
FPVUL & VEL contracts	(34,320)	(29,817)	(83,401)	(80,554)	(85,198)	(81,420)	(18,704)	(18,647)
MSP contracts	(846)	(1,101)	(3,548)	(3,542)	(3,970)	(3,617)	(1,184)	(1,374)
SL contracts or LSFP contracts	(3,139)	(2,544)	(6,283)	(6,264)	(9,756)	(9,764)	(3,482)	(4,214)
Adjustments to maintain reserves	319	41	127	58	(10)	(718)	68	68

Net equity transactions	(383,512)	665,760	(2,987,261)	(3,345,664)	(3,064,646)	(4,123,209)	(653,847)	(627,292)

Net change in contract owners’ equity	(2,260,308)	5,187,023	(10,046,411)	391,078	(8,656,810)	1,728,432	(941,352)	113,091
Contract owners’ equity beginning of period	23,303,149	18,116,126	44,148,210	43,757,132	48,099,161	46,370,729	12,023,718	11,910,627

Contract owners’ equity end of period	$21,042,841	23,303,149	34,101,799	44,148,210	39,442,351	48,099,161	11,082,366	12,023,718

CHANGES IN UNITS:
Beginning units	634,458	614,860	717,085	778,121	970,377	1,059,980	481,385	505,737
Units purchased	66,772	78,006	35,070	32,292	35,728	30,189	52,357	34,717
Units redeemed	(78,479)	(58,408)	(85,578)	(93,328)	(89,528)	(119,792)	(77,182)	(59,069)

Ending units	622,751	634,458	666,577	717,085	916,577	970,377	456,560	481,385

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSTB1		NVSTB2		NVOLG1		NVTIV3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,858,953	787,037	58,757	27,257	1,280,923	717,615	22,606	21,933
Realized gain (loss) on investments	(71,025)	(15,478)	(6,146)	(4,344)	3,400,280	2,120,607	(1,925)	(28,885)
Change in unrealized gain (loss) on investments	(1,122,355)	(180,210)	(31,429)	(1,619)	(21,294,442)	29,273,968	(220,104)	179,823
Reinvested capital gains	-	-	-	-	15,499,762	3,594,941	12,254	-

Net increase (decrease) in policyholders’ equity resulting from operations	665,573	591,349	21,182	21,294	(1,113,477)	35,707,131	(187,169)	172,871

Equity transactions:
Purchase payments received from contract owners (note 6)	814,124	771,285	72,481	49,470	4,915,736	5,229,350	24,984	53,406
Transfers between funds	36,039,567	11,583,505	1,159,707	551,706	(2,089,701)	(666,683)	59,395	481,775
Surrenders (note 6)	(229,454)	(408,476)	(47,867)	(125,483)	(6,876,303)	(7,662,067)	(13,390)	(94,941)
Death Benefits (note 4)	(33,489)	(246,532)	(572)	(13,606)	(1,296,699)	(1,161,926)	-	-
Net policy repayments (loans) (note 5)	15,567	(5,922)	(15,137)	2,489	(152,684)	(154,373)	(2,960)	3,931
Deductions for surrender charges (note 2)	-	-	(253)	(10)	(2,103)	(6,690)	(53)	(6)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(644,110)	(435,791)	(114,634)	(79,559)	(5,993,038)	(5,786,691)	(26,985)	(22,818)
Asset charges (note 3):
FPVUL & VEL contracts	(1,283)	(2,915)	(3,011)	(2,261)	(488,128)	(416,105)	(1,336)	(1,258)
MSP contracts	-	-	(382)	(396)	(18,702)	(17,409)	-	-
SL contracts or LSFP contracts	-	-	(1,692)	(1,372)	(48,691)	(44,278)	(1,144)	(735)
Adjustments to maintain reserves	(4)	14	15	(1)	15,898	2,209	12	3

Net equity transactions	35,960,918	11,255,168	1,048,655	380,977	(12,034,415)	(10,684,663)	38,523	419,357

Net change in contract owners’ equity	36,626,491	11,846,517	1,069,837	402,271	(13,147,892)	25,022,468	(148,646)	592,228
Contract owners’ equity beginning of period	44,065,574	32,219,057	1,614,564	1,212,293	160,027,861	135,005,393	1,161,395	569,167

Contract owners’ equity end of period	$80,692,065	44,065,574	2,684,401	1,614,564	146,879,969	160,027,861	1,012,749	1,161,395

CHANGES IN UNITS:
Beginning units	3,643,728	2,715,651	135,228	103,139	4,775,384	5,059,454	60,833	36,585
Units purchased	3,201,744	1,240,627	106,853	46,766	182,073	318,971	4,472	31,488
Units redeemed	(238,868)	(312,550)	(19,078)	(14,677)	(506,000)	(603,041)	(2,387)	(7,240)

Ending units	6,606,604	3,643,728	223,003	135,228	4,451,457	4,775,384	62,918	60,833

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	EIF		NVRE1		NVLCAP		NVLMP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$224,385	368,770	531,944	682,387	2,878	2,471	660	500
Realized gain (loss) on investments	749,726	862,289	(2,658,580)	(1,880,894)	313	95	315	117
Change in unrealized gain (loss) on investments	(3,045,019)	743,440	1,006,469	2,712,861	(25,167)	11,891	(5,450)	1,500
Reinvested capital gains	1,196,405	-	-	500,260	5,884	1,500	1,467	503

Net increase (decrease) in policyholders’ equity resulting from operations	(874,503)	1,974,499	(1,120,167)	2,014,614	(16,092)	15,957	(3,008)	2,620

Equity transactions:
Purchase payments received from contract owners (note 6)	349,717	335,101	941,046	1,224,984	13,392	8,492	6,495	2,826
Transfers between funds	1,084,749	(64,978)	(2,349,173)	(360,577)	10,941	77,410	383	24,027
Surrenders (note 6)	(760,562)	(613,762)	(1,246,793)	(1,405,060)	(216)	-	-	-
Death Benefits (note 4)	(72,235)	(33,335)	(279,282)	(178,789)	-	-	-	-
Net policy repayments (loans) (note 5)	(40,664)	(19,658)	58,048	(12,268)	(4,679)	600	192	185
Deductions for surrender charges (note 2)	(157)	(392)	(739)	(881)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(368,027)	(373,138)	(979,864)	(1,047,642)	(3,296)	(2,232)	(3,413)	(1,633)
Asset charges (note 3):
FPVUL & VEL contracts	(29,439)	(29,436)	(62,902)	(64,751)	(391)	(253)	(125)	(65)
MSP contracts	(1,304)	(1,209)	(3,211)	(3,433)	-	-	-	-
SL contracts or LSFP contracts	(4,279)	(4,565)	(6,528)	(6,781)	-	-	-	-
Adjustments to maintain reserves	71	41	44	6	17	2	1	7

Net equity transactions	157,870	(805,331)	(3,929,354)	(1,855,192)	15,768	84,019	3,533	25,347

Net change in contract owners’ equity	(716,633)	1,169,168	(5,049,521)	159,422	(324)	99,976	525	27,967
Contract owners’ equity beginning of period	12,592,208	11,423,040	32,188,831	32,029,409	140,934	40,958	35,583	7,616

Contract owners’ equity end of period	$11,875,575	12,592,208	27,139,310	32,188,831	140,610	140,934	36,108	35,583

CHANGES IN UNITS:
Beginning units	422,158	449,740	1,662,999	1,769,718	9,339	3,202	2,537	619
Units purchased	59,280	25,338	79,833	105,234	1,612	6,317	520	2,060
Units redeemed	(48,829)	(52,920)	(269,157)	(211,953)	(591)	(180)	(267)	(142)

Ending units	432,609	422,158	1,473,675	1,662,999	10,360	9,339	2,790	2,537

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSIX2		GVEX1		AMTB		AMGP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$12,994	7,976	115,592	107,145	44,944	41,836	1,190	(49)
Realized gain (loss) on investments	10,157	12,268	460,278	286,304	(13,260)	(47,306)	851	(77,194)
Change in unrealized gain (loss) on investments	(297,448)	66,203	(1,090,054)	587,023	(3,776)	36,323	(88,122)	159,668
Reinvested capital gains	135,126	35,389	214,584	140,386	-	-	48,309	50,472

Net increase (decrease) in policyholders’ equity resulting from operations	(139,171)	121,836	(299,600)	1,120,858	27,908	30,853	(37,772)	132,897

Equity transactions:
Purchase payments received from contract owners (note 6)	40,016	95,908	189,973	197,351	103,478	193,417	-	675
Transfers between funds	219,309	84,985	87,058	1,165,937	57,246	(998,296)	16,756	(13,286)
Surrenders (note 6)	(39,810)	(239,023)	(171,570)	(858,855)	(187,762)	(90,170)	(77)	(303,105)
Death Benefits (note 4)	(257)	-	-	(30,119)	(3,367)	(35,637)	-	(10,624)
Net policy repayments (loans) (note 5)	(3,409)	5,838	8,897	(63,676)	(2,881)	16,192	-	-
Deductions for surrender charges (note 2)	-	-	-	-	(4)	(947)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(24,300)	(21,735)	(154,170)	(149,332)	(103,801)	(162,562)	(6,445)	(7,697)
Asset charges (note 3):
FPVUL & VEL contracts	(2,359)	(2,089)	(14,121)	(11,233)	(8,276)	(8,869)	-	-
MSP contracts	-	-	-	-	(587)	(591)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,017)	(1,303)	-	-
Adjustments to maintain reserves	7	14	28	12,698	21	-	60	(16)

Net equity transactions	189,197	(76,102)	(53,905)	262,771	(146,950)	(1,088,766)	10,294	(334,053)

Net change in contract owners’ equity	50,026	45,734	(353,505)	1,383,629	(119,042)	(1,057,913)	(27,478)	(201,156)
Contract owners’ equity beginning of period	964,941	919,207	6,439,645	5,056,016	2,895,650	3,953,563	475,550	676,706

Contract owners’ equity end of period	$1,014,967	964,941	6,086,140	6,439,645	2,776,608	2,895,650	448,072	475,550

CHANGES IN UNITS:
Beginning units	55,447	60,309	349,606	333,583	228,876	315,280	15,862	28,238
Units purchased	13,920	10,801	15,917	82,914	14,576	19,022	563	16
Units redeemed	(3,584)	(15,663)	(19,112)	(66,891)	(26,203)	(105,426)	(207)	(12,392)

Ending units	65,783	55,447	346,411	349,606	217,249	228,876	16,218	15,862

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMCG		AMMCGS		AMTP		AMRI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(5,850)	(5,670)	-	-	3,327	1,406	11,419	27,783
Realized gain (loss) on investments	142,601	89,970	26,017	20,364	5,033	19,433	465,120	768,302
Change in unrealized gain (loss) on investments	(393,448)	364,335	(175,321)	191,657	(46,112)	9,435	(992,275)	(20,396)
Reinvested capital gains	152,288	39,035	86,213	21,518	33,398	8,016	132,445	-

Net increase (decrease) in policyholders’ equity resulting from operations	(104,409)	487,670	(63,091)	233,539	(4,354)	38,290	(383,291)	775,689

Equity transactions:
Purchase payments received from contract owners (note 6)	2,481	17,950	18,748	19,745	2,579	1,093	3,913	5,034
Transfers between funds	123,756	443,989	(203,434)	(108,196)	14,530	22,334	(1,552,524)	(2,088,181)
Surrenders (note 6)	(261,253)	(695,744)	(23,329)	(22,174)	(7,853)	(45,993)	(43,574)	-
Death Benefits (note 4)	(9,741)	-	(3,040)	(559)	-	(1,437)	-	(127)
Net policy repayments (loans) (note 5)	-	-	(18,262)	(16,844)	520	258	488	(14)
Deductions for surrender charges (note 2)	-	-	(38)	(211)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(24,206)	(20,987)	(28,679)	(27,676)	(5,546)	(4,508)	(29,128)	(45,998)
Asset charges (note 3):
FPVUL & VEL contracts	12	-	(2,625)	(2,304)	(220)	(316)	(95)	(89)
MSP contracts	-	-	(90)	(77)	-	-	-	-
SL contracts or LSFP contracts	-	-	(268)	(224)	-	-	-	-
Adjustments to maintain reserves	(102)	276	33	3	40	(90)	(30)	32

Net equity transactions	(169,053)	(254,516)	(260,984)	(158,517)	4,050	(28,659)	(1,620,950)	(2,129,343)

Net change in contract owners’ equity	(273,462)	233,154	(324,075)	75,022	(304)	9,631	(2,004,241)	(1,353,654)
Contract owners’ equity beginning of period	2,111,578	1,878,424	1,099,883	1,024,861	323,069	313,438	4,248,282	5,601,936

Contract owners’ equity end of period	$1,838,116	2,111,578	775,808	1,099,883	322,765	323,069	2,244,041	4,248,282

CHANGES IN UNITS:
Beginning units	79,235	88,094	88,306	102,493	10,894	11,692	196,232	301,368
Units purchased	17,287	21,945	4,134	2,447	801	2,421	650	244
Units redeemed	(22,645)	(30,804)	(25,782)	(16,634)	(691)	(3,219)	(74,262)	(105,380)

Ending units	73,877	79,235	66,658	88,306	11,004	10,894	122,620	196,232

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMSRS		OVGR		OVGS		OVIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$10,925	11,517	8,852	(1,005)	732,764	648,031	141,995	234,727
Realized gain (loss) on investments	105,043	95,462	181,115	362,934	3,116,611	3,812,641	527,493	(142,371)
Change in unrealized gain (loss) on investments	(360,048)	183,389	(1,607,680)	1,208,953	(20,630,200)	19,764,901	(5,136,311)	4,099,450
Reinvested capital gains	122,233	82,895	843,196	926,322	5,956,696	-	406,374	-

Net increase (decrease) in policyholders’ equity resulting from operations	(121,847)	373,263	(574,517)	2,497,204	(10,824,129)	24,225,573	(4,060,449)	4,191,806

Equity transactions:
Purchase payments received from contract owners (note 6)	61,189	69,084	29,440	16,713	4,654,772	4,806,905	1,463,564	1,464,746
Transfers between funds	(142,304)	37,094	(231,032)	(1,309,507)	(1,686,252)	(763,942)	(2,920,708)	5,080,824
Surrenders (note 6)	(27,057)	(43,829)	(413,914)	(42,379)	(6,838,875)	(5,258,095)	(305,239)	(1,879,273)
Death Benefits (note 4)	(9,591)	(11,487)	(26,511)	(54,145)	(347,118)	(892,090)	(73,590)	(6,492)
Net policy repayments (loans) (note 5)	3,169	(20,125)	91,814	(101,958)	(192,229)	(331,997)	(50,703)	12,156
Deductions for surrender charges (note 2)	(48)	(247)	-	-	(595)	(581)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(84,019)	(88,413)	(242,959)	(253,517)	(1,818,811)	(1,748,540)	(417,869)	(396,784)
Asset charges (note 3):
FPVUL & VEL contracts	(7,074)	(7,035)	(36)	(38)	(89,599)	(85,365)	(7,033)	(6,300)
MSP contracts	(640)	(577)	-	-	(3,573)	(3,316)	-	-
SL contracts or LSFP contracts	(1,146)	(1,064)	-	-	(13,158)	(12,613)	-	-
Adjustments to maintain reserves	(12)	35	(2,207)	7,326	2,086	361	(33)	71

Net equity transactions	(207,533)	(66,564)	(795,405)	(1,737,505)	(6,333,352)	(4,289,273)	(2,311,611)	4,268,948

Net change in contract owners’ equity	(329,380)	306,699	(1,369,922)	759,699	(17,157,481)	19,936,300	(6,372,060)	8,460,754
Contract owners’ equity beginning of period	2,354,080	2,047,381	11,032,892	10,273,193	88,981,251	69,044,951	21,945,501	13,484,747

Contract owners’ equity end of period	$2,024,700	2,354,080	9,662,970	11,032,892	71,823,770	88,981,251	15,573,441	21,945,501

CHANGES IN UNITS:
Beginning units	62,085	63,947	512,531	604,021	2,846,007	3,013,243	1,611,171	1,248,548
Units purchased	2,211	4,305	18,765	826	107,990	177,238	255,585	546,003
Units redeemed	(7,655)	(6,167)	(53,576)	(92,316)	(304,814)	(344,474)	(445,305)	(183,380)

Ending units	56,641	62,085	477,720	512,531	2,649,183	2,846,007	1,421,451	1,611,171

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVGI		OVSC		OVAG		OVSB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$386,844	435,275	24,316	60,464	(11,861)	(2,565)	949,472	416,992
Realized gain (loss) on investments	1,404,521	680,178	218,766	(149,463)	1,515,287	1,372,786	(103,127)	(38,298)
Change in unrealized gain (loss) on investments	(7,446,770)	3,823,300	(1,909,815)	579,182	(7,176,212)	2,622,861	(1,706,638)	723,588
Reinvested capital gains	3,025,961	604,020	1,013,493	371,462	4,106,471	2,650,194	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(2,629,444)	5,542,773	(653,240)	861,645	(1,566,315)	6,643,276	(860,293)	1,102,282

Equity transactions:
Purchase payments received from contract owners (note 6)	997,409	1,105,181	2,850,579	1,951,806	951,178	1,017,165	766,480	797,116
Transfers between funds	(1,340,249)	909,442	(217,677)	(72,442)	(823,273)	(163,547)	(10,286)	177,190
Surrenders (note 6)	(1,572,003)	(1,586,048)	(2,794,821)	(2,086,098)	(961,316)	(1,382,869)	(225,116)	(198,940)
Death Benefits (note 4)	(586,058)	(323,473)	(44,600)	(29,860)	(149,025)	(92,614)	-	(139,191)
Net policy repayments (loans) (note 5)	157,885	(47,205)	(4,057)	(13,958)	30,848	(4,348)	(235,829)	(21,431)
Deductions for surrender charges (note 2)	(87)	(1,029)	(348)	(380)	(58)	(273)	(30)	(996)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,229,841)	(1,320,120)	(233,314)	(225,700)	(1,095,467)	(1,083,367)	(162,897)	(163,575)
Asset charges (note 3):
FPVUL & VEL contracts	(81,948)	(81,449)	(19,724)	(18,547)	(78,106)	(66,632)	(5,560)	(5,928)
MSP contracts	(4,605)	(4,687)	(494)	(516)	(1,730)	(1,550)	(122)	(164)
SL contracts or LSFP contracts	(7,004)	(7,809)	(3,290)	(3,258)	(3,495)	(3,195)	(33,067)	(31,573)
Adjustments to maintain reserves	3,879	125	35	(19)	(6,602)	24,257	100	13

Net equity transactions	(3,662,622)	(1,357,072)	(467,711)	(498,972)	(2,137,046)	(1,756,973)	93,673	412,521

Net change in contract owners’ equity	(6,292,066)	4,185,701	(1,120,951)	362,673	(3,703,361)	4,886,303	(766,620)	1,514,803
Contract owners’ equity beginning of period	37,021,362	32,835,661	7,452,901	7,090,228	29,027,594	24,141,291	19,042,650	17,527,847

Contract owners’ equity end of period	$30,729,296	37,021,362	6,331,950	7,452,901	25,324,233	29,027,594	18,276,030	19,042,650

CHANGES IN UNITS:
Beginning units	1,214,032	1,255,013	148,226	160,970	969,936	1,041,368	1,257,556	1,230,121
Units purchased	41,928	85,401	8,926	5,481	35,073	45,486	55,436	90,284
Units redeemed	(159,814)	(126,382)	(16,724)	(18,225)	(114,710)	(116,918)	(50,549)	(62,849)

Ending units	1,096,146	1,214,032	140,428	148,226	890,299	969,936	1,262,443	1,257,556

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVAAA		PMVRSA		PMVFBA		PMVHYA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$745,204	1,128,167	2,865	22,468	79,909	20,732	1,022	-
Realized gain (loss) on investments	(497,659)	(109,429)	(20,155)	(1,349)	20,726	21,283	(258)	-
Change in unrealized gain (loss) on investments	(1,669,844)	2,027,497	(10,730)	(21,057)	(192,043)	101,590	(3,406)	-
Reinvested capital gains	-	-	-	-	22,203	-	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(1,422,299)	3,046,235	(28,020)	62	(69,205)	143,605	(2,642)	-

Equity transactions:
Purchase payments received from contract owners (note 6)	379,971	451,927	3,680	5,678	127,153	103,140	-	-
Transfers between funds	(1,562,852)	1,759,200	(2,942)	7,827	143,324	10,808	177,903	-
Surrenders (note 6)	(1,187,490)	(641,838)	(4,164)	(19,061)	(20,054)	(82,170)	-	-
Death Benefits (note 4)	(202,863)	(92,459)	-	-	(21,187)	(4,242)	-	-
Net policy repayments (loans) (note 5)	(6,572)	59,776	(2,974)	(690)	(5,649)	(4,991)	-	-
Deductions for surrender charges (note 2)	-	-	-	-	(16)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(321,180)	(320,071)	(2,918)	(4,425)	(37,000)	(36,169)	(231)	-
Asset charges (note 3):
FPVUL & VEL contracts	(6,012)	(6,092)	(335)	(431)	(923)	(842)	(4)	-
MSP contracts	-	-	-	-	(190)	(125)	-	-
SL contracts or LSFP contracts	-	-	-	-	(308)	(231)	-	-
Adjustments to maintain reserves	619	(33,278)	(4)	2	(33)	133	(31)	-

Net equity transactions	(2,906,379)	1,177,165	(9,657)	(11,100)	185,117	(14,689)	177,637	-

Net change in contract owners’ equity	(4,328,678)	4,223,400	(37,677)	(11,038)	115,912	128,916	174,995	-
Contract owners’ equity beginning of period	26,275,407	22,052,007	157,984	169,022	1,463,348	1,334,432	-	-

Contract owners’ equity end of period	$21,946,729	26,275,407	120,307	157,984	1,579,260	1,463,348	174,995	-

CHANGES IN UNITS:
Beginning units	1,251,381	1,190,145	24,328	26,588	107,560	108,659	-	-
Units purchased	28,013	111,945	917	2,094	20,733	11,888	17,859	-
Units redeemed	(172,457)	(50,709)	(3,670)	(4,354)	(7,164)	(12,987)	(23)	-

Ending units	1,106,937	1,251,381	21,575	24,328	121,129	107,560	17,836	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVLGA		PMVLDA		PMVRRA		PMVTRA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$218,647	27,914	635,895	381,909	1,107,662	1,155,713	1,635,310	1,471,264
Realized gain (loss) on investments	(51,199)	7,735	(168,273)	(901,351)	(973,447)	(1,005,974)	(1,075,917)	(567,115)
Change in unrealized gain (loss) on investments	147,605	82,800	(407,150)	892,407	(1,374,060)	1,667,071	(1,954,037)	2,781,974
Reinvested capital gains	91,532	-	-	-	-	-	817,481	-

Net increase (decrease) in policyholders’ equity resulting from operations	406,585	118,449	60,472	372,965	(1,239,845)	1,816,810	(577,163)	3,686,123

Equity transactions:
Purchase payments received from contract owners (note 6)	226,780	161,617	3,226,564	915,998	704,631	1,398,603	2,023,468	4,742,884
Transfers between funds	17,502,300	71,756	(2,857,732)	(2,021,137)	(161,131)	(5,162,258)	(4,483,054)	(7,164,533)
Surrenders (note 6)	(4,786)	(8,983)	(715,442)	(2,200,712)	(697,105)	(1,308,179)	(3,983,917)	(3,210,851)
Death Benefits (note 4)	(3,087)	(2,965)	(146,560)	(173,239)	(276,986)	(126,665)	(476,438)	(209,765)
Net policy repayments (loans) (note 5)	6,034	(2,553)	43,198	64,515	434,957	(455,860)	146,184	(221,310)
Deductions for surrender charges (note 2)	-	-	-	(32)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(70,599)	(26,185)	(713,151)	(676,877)	(651,532)	(701,949)	(1,201,303)	(1,450,155)
Asset charges (note 3):
FPVUL & VEL contracts	(9,848)	(49)	(14,059)	(11,836)	(3,316)	(7,723)	(30,391)	(37,467)
MSP contracts	-	-	(1,063)	(1,090)	-	-	-	-
SL contracts or LSFP contracts	-	-	(2,738)	(2,409)	-	-	-	-
Adjustments to maintain reserves	(1,406)	73	(1,879)	2,399	(2,143)	4,219	(1,377)	5,096

Net equity transactions	17,645,388	192,711	(1,182,862)	(4,104,420)	(652,625)	(6,359,812)	(8,006,828)	(7,546,101)

Net change in contract owners’ equity	18,051,973	311,160	(1,122,390)	(3,731,455)	(1,892,470)	(4,543,002)	(8,583,991)	(3,859,978)
Contract owners’ equity beginning of period	1,623,866	1,312,706	35,880,442	39,611,897	50,833,643	55,376,645	75,462,939	79,322,917

Contract owners’ equity end of period	$19,675,839	1,623,866	34,758,052	35,880,442	48,941,173	50,833,643	66,878,948	75,462,939

CHANGES IN UNITS:
Beginning units	99,714	87,777	2,337,915	2,612,115	2,621,163	2,947,950	3,625,131	3,991,985
Units purchased	1,135,211	16,603	437,862	603,125	367,890	119,932	284,807	263,914
Units redeemed	(13,512)	(4,666)	(516,474)	(877,325)	(408,812)	(446,719)	(671,739)	(630,768)

Ending units	1,221,413	99,714	2,259,303	2,337,915	2,580,241	2,621,163	3,238,199	3,625,131

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVGBA		PMVFHA		GVMCE		GVCSE
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$19,460	3,514	802	563	120,951	57,088	5,700	2,801
Realized gain (loss) on investments	(1,544)	541	(492)	(1)	718,200	(4,692)	6,227	13,603
Change in unrealized gain (loss) on investments	(31,957)	(1,976)	(149)	(607)	(3,401,518)	1,020,590	(448,241)	(26,010)
Reinvested capital gains	873	-	1,251	-	1,383,011	750,501	206,193	62,769

Net increase (decrease) in policyholders’ equity resulting from operations	(13,168)	2,079	1,412	(45)	(1,179,356)	1,823,487	(230,121)	53,163

Equity transactions:
Purchase payments received from contract owners (note 6)	19,019	-	159,594	-	(6,055)	246,727	12	3,142
Transfers between funds	(20,352)	314,313	215,945	13,928	(1,639,213)	(12,113,203)	901,553	23,846
Surrenders (note 6)	-	(1,976)	-	-	(545,117)	(137,735)	-	(52,769)
Death Benefits (note 4)	-	-	-	-	(143,654)	(166,966)	(338)	(690)
Net policy repayments (loans) (note 5)	-	-	-	-	1,783	80,555	-	(66)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(4,086)	(1,489)	(1,885)	-	(152,237)	(218,995)	(15,159)	(12,111)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	(805)	(846)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(6)	(4)	(19)	(1)	(262)	(703)	(14)	18

Net equity transactions	(5,425)	310,844	373,635	13,927	(2,484,755)	(12,310,320)	885,249	(39,476)

Net change in contract owners’ equity	(18,593)	312,923	375,047	13,882	(3,664,111)	(10,486,833)	655,128	13,687
Contract owners’ equity beginning of period	312,923	-	13,882	-	13,897,514	24,384,347	581,670	567,983

Contract owners’ equity end of period	$294,330	312,923	388,929	13,882	10,233,403	13,897,514	1,236,798	581,670

CHANGES IN UNITS:
Beginning units	29,861	-	1,364	-	332,513	646,194	32,500	35,339
Units purchased	3,519	30,006	36,367	1,364	4,013	7,027	46,380	8,624
Units redeemed	(3,994)	(145)	(209)	-	(62,434)	(320,708)	(2,982)	(11,463)

Ending units	29,386	29,861	37,522	1,364	274,092	332,513	75,898	32,500

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVGOPS		GVGMNS		BNCAI		PIHYB1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,788)	(3,441)	885	91	(16,729)	(14,899)	173,324	172,566
Realized gain (loss) on investments	(29,990)	86,088	208	(7)	182,076	28,652	(4,728)	(206,594)
Change in unrealized gain (loss) on investments	(398,672)	102,451	(8,754)	2,164	(764,072)	1,228,604	(314,313)	314,175
Reinvested capital gains	451,367	185,803	2,012	775	328,326	277,141	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	19,917	370,901	(5,649)	3,023	(270,399)	1,519,498	(145,717)	280,147

Equity transactions:
Purchase payments received from contract owners (note 6)	111,021	238,404	4,830	11,362	27	6,280	79,510	113,432
Transfers between funds	(1,404,638)	99,281	98,951	(281)	(8,428)	(43,761)	549,790	(1,060,067)
Surrenders (note 6)	(9,011)	(23,714)	(107)	(2)	(226,821)	(609)	(346,199)	(123,391)
Death Benefits (note 4)	(35)	-	(150)	-	(138,794)	(8,483)	(64,189)	(5,955)
Net policy repayments (loans) (note 5)	7	(41)	(239)	(7)	(24,373)	(15,322)	(5,393)	(277)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(23,535)	(32,631)	(2,149)	(1,488)	(78,385)	(75,527)	(61,709)	(66,935)
Asset charges (note 3):
FPVUL & VEL contracts	(107)	(193)	(163)	(94)	(42)	(50)	(364)	(874)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(50)	37	9	(8)	(67)	51	(984)	217

Net equity transactions	(1,326,348)	281,143	100,982	9,482	(476,883)	(137,421)	150,462	(1,143,850)

Net change in contract owners’ equity	(1,306,431)	652,044	95,333	12,505	(747,282)	1,382,077	4,745	(863,703)
Contract owners’ equity beginning of period	1,906,588	1,254,544	31,406	18,901	6,920,191	5,538,114	3,868,606	4,732,309

Contract owners’ equity end of period	$600,157	1,906,588	126,739	31,406	6,172,909	6,920,191	3,873,351	3,868,606

CHANGES IN UNITS:
Beginning units	102,495	85,501	2,321	1,580	148,839	151,250	123,896	162,466
Units purchased	48,275	26,453	7,946	866	10,924	11,681	32,100	11,094
Units redeemed	(116,980)	(9,459)	(476)	(125)	(21,141)	(14,092)	(26,857)	(49,664)

Ending units	33,790	102,495	9,791	2,321	138,622	148,839	129,139	123,896

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PVEIB		PVGOB		PVTIGB		PVTSCB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$6,961	-	-	1,344	16,075	21,012	1,635	5,271
Realized gain (loss) on investments	7,982	14,652	138,568	38,195	13,747	50,364	(38,492)	2,366
Change in unrealized gain (loss) on investments	(187,436)	96,449	(188,858)	294,490	(271,260)	147,928	(376,392)	20,145
Reinvested capital gains	44,651	-	93,811	17,325	-	-	264,240	42,727

Net increase (decrease) in policyholders’ equity resulting from operations	(127,842)	111,101	43,521	351,354	(241,438)	219,304	(149,009)	70,509

Equity transactions:
Purchase payments received from contract owners (note 6)	55,301	14,535	256,400	55,609	41,909	22,399	83,361	100,386
Transfers between funds	454,235	991,395	560,979	133,755	218,167	47,490	(264,384)	(139,317)
Surrenders (note 6)	(26,438)	(96,338)	(273,988)	(157,846)	(38,337)	(9,912)	-	(37,936)
Death Benefits (note 4)	(481)	(6,093)	(420,522)	(14,506)	-	(13,313)	(288)	(1,262)
Net policy repayments (loans) (note 5)	(11,627)	4,655	291,637	(3,678)	(8,509)	(6,768)	3,179	(1,377)
Deductions for surrender charges (note 2)	-	-	(82)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(48,197)	(26,852)	(54,953)	(52,582)	(35,585)	(31,843)	(26,331)	(28,260)
Asset charges (note 3):
FPVUL & VEL contracts	(3,193)	(1,902)	(4,109)	(3,452)	(2,283)	(1,905)	(141)	(141)
MSP contracts	(59)	(36)	(207)	(447)	(20)	(19)	-	-
SL contracts or LSFP contracts	(781)	(275)	(529)	(589)	(381)	(262)	-	-
Adjustments to maintain reserves	(1)	9,338	(2)	5	(2)	16	(33)	-

Net equity transactions	418,759	888,427	354,624	(43,731)	174,959	5,883	(204,637)	(107,907)

Net change in contract owners’ equity	290,917	999,528	398,145	307,623	(66,479)	225,187	(353,646)	(37,398)
Contract owners’ equity beginning of period	999,528	-	1,471,597	1,163,974	1,056,240	831,053	961,350	998,748

Contract owners’ equity end of period	$1,290,445	999,528	1,869,742	1,471,597	989,761	1,056,240	607,704	961,350

CHANGES IN UNITS:
Beginning units	87,969	-	110,820	114,741	39,804	39,642	51,534	57,699
Units purchased	44,890	100,678	47,018	13,665	9,481	3,102	14,492	12,857
Units redeemed	(8,752)	(12,709)	(20,309)	(17,586)	(3,173)	(2,940)	(25,305)	(19,022)

Ending units	124,107	87,969	137,529	110,820	46,112	39,804	40,721	51,534

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ROCMC		RVARS		TREI2		TRHS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(11,554)	21,740	-	-	375,307	302,676	(9,159)	(24,918)
Realized gain (loss) on investments	(45,127)	(136,635)	(352)	(1,145)	(66,770)	(122,361)	1,100,646	1,008,712
Change in unrealized gain (loss) on investments	(632,112)	(181,037)	(11,333)	8,192	(4,706,287)	817,863	(1,658,513)	3,558,678
Reinvested capital gains	230,086	529,710	-	-	2,092,933	2,350,350	677,316	952,209

Net increase (decrease) in policyholders’ equity resulting from operations	(458,707)	233,778	(11,685)	7,047	(2,304,817)	3,348,528	110,290	5,494,681

Equity transactions:
Purchase payments received from contract owners (note 6)	21,202	50,882	4,551	31,389	566,367	570,022	395,741	720,880
Transfers between funds	(13,706)	(1,224,464)	176,132	(323,026)	(2,314,184)	(4,941,383)	(11,138,309)	(3,478,662)
Surrenders (note 6)	(197,692)	(181,495)	(969)	(2,926)	(968,776)	(307,196)	(515,841)	(1,264,036)
Death Benefits (note 4)	(60,490)	(18,791)	-	-	(87,127)	(77,877)	(172,351)	(269,221)
Net policy repayments (loans) (note 5)	(9,187)	81,813	12,905	(2,619)	79,268	20,519	28,629	478,233
Deductions for surrender charges (note 2)	-	-	-	-	-	-	(268)	(804)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(79,123)	(90,722)	(8,419)	(13,377)	(329,508)	(331,279)	(506,763)	(583,022)
Asset charges (note 3):
FPVUL & VEL contracts	(337)	(392)	(450)	(655)	(3,114)	(3,043)	(25,054)	(22,025)
MSP contracts	-	-	-	-	-	-	(2,253)	(2,034)
SL contracts or LSFP contracts	-	-	-	-	-	-	(4,262)	(4,776)
Adjustments to maintain reserves	65	(159)	3	5	4,769	(60,357)	3	21

Net equity transactions	(339,268)	(1,383,328)	183,753	(311,209)	(3,052,305)	(5,130,594)	(11,940,728)	(4,425,446)

Net change in contract owners’ equity	(797,975)	(1,149,550)	172,068	(304,162)	(5,357,122)	(1,782,066)	(11,830,438)	1,069,235
Contract owners’ equity beginning of period	5,124,746	6,274,296	226,485	530,647	25,992,814	27,774,880	23,105,468	22,036,233

Contract owners’ equity end of period	$4,326,771	5,124,746	398,553	226,485	20,635,692	25,992,814	11,275,030	23,105,468

CHANGES IN UNITS:
Beginning units	154,935	199,081	20,603	50,046	776,338	959,441	592,826	719,025
Units purchased	6,460	2,054	18,685	4,025	35,898	47,569	29,150	27,503
Units redeemed	(17,226)	(46,200)	(1,094)	(33,468)	(128,504)	(230,672)	(338,207)	(153,702)

Ending units	144,169	154,935	38,194	20,603	683,732	776,338	283,769	592,826

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRLT1		TRMCG2		TRNAG1		TRPSB1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$340,513	204,792	(63,828)	(60,530)	(25,327)	(41,121)	128,319	47,454
Realized gain (loss) on investments	(120,197)	(16,291)	(243,937)	14,065	2,166,117	261,810	168,360	(12,623)
Change in unrealized gain (loss) on investments	(23,851)	(62,243)	(3,714,681)	2,167,756	(6,324,706)	7,019,660	(1,517,406)	298,826
Reinvested capital gains	-	-	3,508,621	3,146,194	4,863,119	4,592,831	615,263	241,594

Net increase (decrease) in policyholders’ equity resulting from operations	196,465	126,258	(513,825)	5,267,485	679,203	11,833,180	(605,464)	575,251

Equity transactions:
Purchase payments received from contract owners (note 6)	154,256	202,542	17,293	148,762	1,475,564	3,289,502	438,136	372,321
Transfers between funds	5,375,103	2,789,178	(1,543,027)	(910,123)	(1,590,910)	(1,513,708)	4,464,948	347,515
Surrenders (note 6)	(751,435)	(339,216)	(190,196)	(152,194)	(2,667,517)	(169,500)	(261,564)	(37,361)
Death Benefits (note 4)	(78,154)	(51,216)	(117,625)	(84,565)	(261,309)	(53,851)	(701)	(2,535)
Net policy repayments (loans) (note 5)	4,830	(4,228)	1,042	(1,040)	(416,368)	(300,586)	(38,154)	(3,741)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(233,485)	(200,676)	(248,563)	(235,645)	(769,514)	(647,514)	(109,104)	(76,993)
Asset charges (note 3):
FPVUL & VEL contracts	(818)	(381)	-	-	(9,779)	(8,930)	(993)	(775)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(757)	335	(499)	(22)	(965)	948	(15)	(2)

Net equity transactions	4,469,540	2,396,338	(2,081,575)	(1,234,827)	(4,240,798)	596,361	4,492,553	598,429

Net change in contract owners’ equity	4,666,005	2,522,596	(2,595,400)	4,032,658	(3,561,595)	12,429,541	3,887,089	1,173,680
Contract owners’ equity beginning of period	17,941,907	15,419,311	26,892,004	22,859,346	47,540,100	35,110,559	5,154,799	3,981,119

Contract owners’ equity end of period	$22,607,912	17,941,907	24,296,604	26,892,004	43,978,505	47,540,100	9,041,888	5,154,799

CHANGES IN UNITS:
Beginning units	1,699,172	1,472,159	434,376	458,552	1,280,669	1,270,514	258,877	234,318
Units purchased	536,042	286,144	12,791	27,999	82,053	121,203	249,890	47,723
Units redeemed	(114,089)	(59,131)	(44,441)	(52,175)	(189,169)	(111,048)	(28,699)	(23,164)

Ending units	2,121,125	1,699,172	402,726	434,376	1,173,553	1,280,669	480,068	258,877

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRBCGP		VWEM		VWHA		VVB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(141,101)	(108,896)	25,489	33,193	(46,230)	(46,812)	225,140	204,468
Realized gain (loss) on investments	7,499,857	7,772,373	218,755	176,413	684,524	(3,295,910)	126,460	163,529
Change in unrealized gain (loss) on investments	(11,304,191)	8,968,308	(3,169,763)	3,913,575	(8,383,861)	2,871,270	(1,251,990)	629,601
Reinvested capital gains	2,759,352	741,670	-	-	-	-	522,529	354,421

Net increase (decrease) in policyholders’ equity resulting from operations	(1,186,083)	17,373,455	(2,925,519)	4,123,181	(7,745,567)	(471,452)	(377,861)	1,352,019

Equity transactions:
Purchase payments received from contract owners (note 6)	3,835,935	4,463,984	214,122	290,398	1,064,931	1,416,785	823	502
Transfers between funds	22,532,108	3,018,290	29,930	1,183,362	(1,474,381)	(25,389)	215,969	453,693
Surrenders (note 6)	(3,159,600)	(6,688,912)	(294,565)	(165,385)	(1,743,214)	(1,405,213)	(574,812)	(306,000)
Death Benefits (note 4)	(147,018)	(137,646)	(62,076)	(129,600)	(218,695)	(147,394)	(45,224)	(38,756)
Net policy repayments (loans) (note 5)	(8,174)	(216,032)	38,599	196,785	28,687	(220,116)	-	-
Deductions for surrender charges (note 2)	-	-	-	(87)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(1,071,732)	(852,923)	(310,391)	(318,250)	(465,471)	(550,171)	(88,702)	(81,242)
Asset charges (note 3):
FPVUL & VEL contracts	(27,571)	(20,195)	(16,018)	(12,413)	(12,801)	(12,693)	-	-
MSP contracts	-	-	(505)	(411)	(164)	(161)	-	-
SL contracts or LSFP contracts	-	-	(2,456)	(2,145)	(666)	(818)	-	-
Adjustments to maintain reserves	(1,469)	1,105	(119)	166	(296)	(32)	(45)	24

Net equity transactions	21,952,479	(432,329)	(403,479)	1,042,420	(2,822,070)	(945,202)	(491,991)	28,221

Net change in contract owners’ equity	20,766,396	16,941,126	(3,328,998)	5,165,601	(10,567,637)	(1,416,654)	(869,852)	1,380,240
Contract owners’ equity beginning of period	64,558,274	47,617,148	13,060,213	7,894,612	30,644,694	32,061,348	10,724,851	9,344,611

Contract owners’ equity end of period	$85,324,670	64,558,274	9,731,215	13,060,213	20,077,057	30,644,694	9,854,999	10,724,851

CHANGES IN UNITS:
Beginning units	2,734,104	2,741,163	256,411	232,376	860,088	890,301	526,651	525,315
Units purchased	1,336,605	801,289	33,903	41,526	70,747	96,135	9,775	23,150
Units redeemed	(521,608)	(808,348)	(45,740)	(17,491)	(145,258)	(126,348)	(34,346)	(21,814)

Ending units	3,549,101	2,734,104	244,574	256,411	785,577	860,088	502,080	526,651

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VVCG		VVDV		VVI		VVMCI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$103,002	123,133	299,741	363,092	73,451	81,765	287,312	280,955
Realized gain (loss) on investments	879,331	202,671	278,746	421,740	742,561	198,068	726,861	889,393
Change in unrealized gain (loss) on investments	(1,731,756)	2,754,078	(2,377,328)	(449,932)	(2,915,977)	3,161,145	(4,870,236)	2,532,105
Reinvested capital gains	437,953	332,394	637,696	1,304,828	341,367	63,215	1,411,461	1,243,254

Net increase (decrease) in policyholders’ equity resulting from operations	(311,470)	3,412,276	(1,161,145)	1,639,728	(1,758,598)	3,504,193	(2,444,602)	4,945,707

Equity transactions:
Purchase payments received from contract owners (note 6)	1,258	950	1,753	(121)	1,330	2,455	2,603	1,572
Transfers between funds	1,840,913	1,094,938	(458,282)	(1,434,076)	910,699	1,340,971	(1,185,373)	(1,295,075)
Surrenders (note 6)	(951,387)	(451,000)	(668,703)	(397,000)	(661,978)	(373,000)	(1,445,587)	(877,000)
Death Benefits (note 4)	(68,255)	(50,861)	(57,537)	(55,577)	(54,961)	(37,843)	(129,093)	(115,080)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(145,731)	(110,550)	(105,870)	(111,200)	(113,474)	(84,388)	(238,596)	(234,044)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(106)	52	(82)	39	(64)	43	(135)	84

Net equity transactions	676,692	483,529	(1,288,721)	(1,997,935)	81,552	848,238	(2,996,181)	(2,519,543)

Net change in contract owners’ equity	365,222	3,895,805	(2,449,866)	(358,207)	(1,677,046)	4,352,431	(5,440,783)	2,426,164
Contract owners’ equity beginning of period	15,707,835	11,812,030	13,419,424	13,777,631	12,411,972	8,059,541	29,579,690	27,153,526

Contract owners’ equity end of period	$16,073,057	15,707,835	10,969,558	13,419,424	10,734,926	12,411,972	24,138,907	29,579,690

CHANGES IN UNITS:
Beginning units	1,112,691	1,075,747	710,009	823,155	797,393	737,202	1,281,420	1,397,843
Units purchased	118,156	83,234	-	5	48,382	93,620	-	10
Units redeemed	(76,304)	(46,290)	(70,051)	(113,151)	(54,900)	(33,429)	(125,658)	(116,433)

Ending units	1,154,543	1,112,691	639,958	710,009	790,875	797,393	1,155,762	1,281,420

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VVREI		VVSTC		VVSCG		VVHGB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$229,032	201,618	69,872	79,201	8,295	12,097	503,182	521,385
Realized gain (loss) on investments	(840,588)	123,492	(82,591)	10,387	(232,450)	(34,386)	(567,871)	(4,838)
Change in unrealized gain (loss) on investments	(219,752)	(322,915)	(21,187)	(2,057)	(1,302,939)	745,564	(19,910)	213,575
Reinvested capital gains	292,268	392,227	-	7,700	646,497	305,928	47,997	77,170

Net increase (decrease) in policyholders’ equity resulting from operations	(539,040)	394,422	(33,906)	95,231	(880,597)	1,029,203	(36,602)	807,292

Equity transactions:
Purchase payments received from contract owners (note 6)	(543)	(198)	(23)	124	726	356	(251)	630
Transfers between funds	(5,355,127)	(831,965)	(4,533,410)	(1,290,631)	2,333,017	165,826	9,811,750	3,440,683
Surrenders (note 6)	(130,445)	(257,000)	263	(147,000)	(454,978)	(161,000)	(1,744,617)	(770,000)
Death Benefits (note 4)	(33,685)	(37,015)	(19,136)	(20,688)	(24,241)	(19,068)	(106,030)	(95,912)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(40,515)	(72,614)	(14,620)	(40,046)	(62,584)	(39,983)	(251,448)	(204,980)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	21	1	3	1	(40)	40	(20)	36

Net equity transactions	(5,560,294)	(1,198,791)	(4,566,923)	(1,498,240)	1,791,900	(53,829)	7,709,384	2,370,457

Net change in contract owners’ equity	(6,099,334)	(804,369)	(4,600,829)	(1,403,009)	911,303	975,374	7,672,782	3,177,749
Contract owners’ equity beginning of period	8,416,439	9,220,808	4,600,829	6,003,838	5,512,048	4,536,674	26,115,804	22,938,055

Contract owners’ equity end of period	$2,317,105	8,416,439	-	4,600,829	6,423,351	5,512,048	33,788,586	26,115,804

CHANGES IN UNITS:
Beginning units	418,417	479,306	351,131	466,816	233,629	236,916	2,158,608	1,957,890
Units purchased	-	4	20	3	81,863	6,633	821,529	289,683
Units redeemed	(296,454)	(60,893)	(351,151)	(115,688)	(21,300)	(9,920)	(177,828)	(88,965)

Ending units	121,963	418,417	-	351,131	294,192	233,629	2,802,309	2,158,608

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VVTISI		WRASP		WRGP		WRHIP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(3,681)	-	116,706	113,239	(7,252)	20,138	2,476,442	2,134,453
Realized gain (loss) on investments	6,598	-	31,164	(509,422)	1,639,357	(405,481)	(2,617,466)	(831,707)
Change in unrealized gain (loss) on investments	(393,058)	-	(710,278)	1,674,330	(1,597,270)	2,891,051	346,821	1,193,991
Reinvested capital gains	-	-	258,169	-	1,810,030	1,284,220	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(390,141)	-	(304,239)	1,278,147	1,844,865	3,789,928	205,797	2,496,737

Equity transactions:
Purchase payments received from contract owners (note 6)	-	-	454,546	295,322	246,070	219,277	514,250	856,696
Transfers between funds	11,258,312	-	(1,194,293)	(711,193)	(15,252,936)	(3,985,656)	(27,363,853)	1,039,036
Surrenders (note 6)	(440,700)	-	(259,007)	(614,348)	(3,966)	(225,575)	(367,598)	(1,077,217)
Death Benefits (note 4)	-	-	(85)	(37,475)	(124,089)	(1,804)	(58,001)	(81,057)
Net policy repayments (loans) (note 5)	-	-	(17,609)	27,412	5,577	(11,371)	(1,277)	(21,839)
Deductions for surrender charges (note 2)	-	-	(114)	(112)	-	-	-	(1)
Redemptions to pay cost of insurance charges and administration charges (note 2)	(15,182)	-	(311,513)	(333,977)	(140,448)	(167,486)	(347,500)	(481,121)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(17,951)	(15,749)	(2,275)	(1,859)	(5,008)	(4,647)
MSP contracts	-	-	(541)	(520)	-	-	-	-
SL contracts or LSFP contracts	-	-	(2,606)	(2,782)	-	-	-	-
Adjustments to maintain reserves	(1)	-	(1,545)	(8)	(125)	(15)	156	63

Net equity transactions	10,802,429	-	(1,350,718)	(1,393,430)	(15,272,192)	(4,174,489)	(27,628,831)	229,913

Net change in contract owners’ equity	10,412,288	-	(1,654,957)	(115,283)	(13,427,327)	(384,561)	(27,423,034)	2,726,650
Contract owners’ equity beginning of period	-	-	7,507,042	7,622,325	15,991,759	16,376,320	40,979,338	38,252,688

Contract owners’ equity end of period	$10,412,288	-	5,852,085	7,507,042	2,564,432	15,991,759	13,556,304	40,979,338

CHANGES IN UNITS:
Beginning units	-	-	476,572	572,683	465,216	615,761	2,901,171	2,885,082
Units purchased	1,148,479	-	27,510	25,396	12,144	28,673	83,528	189,450
Units redeemed	(45,828)	-	(111,602)	(121,507)	(404,317)	(179,218)	(1,999,010)	(173,361)

Ending units	1,102,651	-	392,480	476,572	73,043	465,216	985,689	2,901,171

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRMCG		WRRESP		WRSTP		SVDF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(8,515)	(8,666)	109,763	91,275	(13,048)	(20,287)	(17,226)	(14,432)
Realized gain (loss) on investments	310,523	(45,745)	(772,914)	(330,156)	2,515,389	157,500	141,666	(494,007)
Change in unrealized gain (loss) on investments	(535,591)	926,235	(198,168)	(282,435)	(3,316,582)	2,512,193	(3,439,100)	3,496,881
Reinvested capital gains	207,948	127,475	509,224	944,683	849,011	1,322,514	2,137,007	853,372

Net increase (decrease) in policyholders’ equity resulting from operations	(25,635)	999,299	(352,095)	423,367	34,770	3,971,920	(1,177,653)	3,841,814

Equity transactions:
Purchase payments received from contract owners (note 6)	189,078	276,925	626,861	893,353	910,559	1,386,412	739,787	741,243
Transfers between funds	(95,161)	(923,466)	(1,030,277)	(2,047,871)	(8,385,064)	(1,184,627)	(64,613)	(1,717,534)
Surrenders (note 6)	(332,615)	(121,558)	(219,701)	(415,157)	(1,969,274)	(974,496)	(503,490)	(122,266)
Death Benefits (note 4)	(14,593)	(46,340)	(18,221)	(2,034)	(54,304)	(48,271)	(17,719)	(19,141)
Net policy repayments (loans) (note 5)	(38,702)	(1,395)	(5,440)	(9,537)	(270,356)	(400,445)	10,981	(319)
Deductions for surrender charges (note 2)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(93,824)	(79,905)	(129,402)	(131,058)	(364,899)	(370,901)	(207,352)	(183,693)
Asset charges (note 3):
FPVUL & VEL contracts	(2,200)	(1,276)	(4,416)	(5,569)	(10,029)	(10,737)	(15,219)	(13,983)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(33)	(55,792)	2	26	(298)	40	(77)	(10)

Net equity transactions	(388,050)	(952,807)	(780,594)	(1,717,847)	(10,143,665)	(1,603,025)	(57,702)	(1,315,703)

Net change in contract owners’ equity	(413,685)	46,492	(1,132,689)	(1,294,480)	(10,108,895)	2,368,895	(1,235,355)	2,526,111
Contract owners’ equity beginning of period	4,246,448	4,199,956	7,430,087	8,724,567	15,816,783	13,447,888	16,520,847	13,994,736

Contract owners’ equity end of period	$3,832,763	4,246,448	6,297,398	7,430,087	5,707,888	15,816,783	15,285,492	16,520,847

CHANGES IN UNITS:
Beginning units	237,680	297,974	315,454	390,460	581,218	651,961	685,998	748,933
Units purchased	55,089	22,870	80,439	40,099	43,427	72,261	73,655	39,318
Units redeemed	(77,993)	(83,164)	(111,318)	(115,105)	(404,621)	(143,004)	(76,475)	(102,253)

Ending units	214,776	237,680	284,575	315,454	220,024	581,218	683,178	685,998

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SVOF		WFVSCG		PIVEMI		(Obsolete & Unaudited) PVOEGB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(3,475)	28,206	(10,866)	(7,981)	-	(326)	-	-
Realized gain (loss) on investments	(75,265)	(12,031)	153,554	(4,632)	-	142,990	-	-
Change in unrealized gain (loss) on investments	(1,030,024)	649,445	(919,452)	1,027,684	-	5,618	-	-
Reinvested capital gains	660,313	522,991	753,079	152,248	-	-	-	-

Net increase (decrease) in policyholders’ equity resulting from operations	(448,451)	1,188,611	(23,685)	1,167,319	-	148,282	-	-

Equity transactions:
Purchase payments received from contract owners (note 6)	778	7,772	196,972	209,052	-	3,911	(26)	-
Transfers between funds	(595,173)	(161,636)	1,279,007	107,278	-	(329,350)	-	-
Surrenders (note 6)	(56)	(30,622)	(270,893)	(79,930)	-	(183,837)	-	-
Death Benefits (note 4)	(12,945)	-	(101,714)	(45,771)	-	(650)	-	-
Net policy repayments (loans) (note 5)	(7,967)	(15,936)	69,799	(29,420)	-	(11,738)	-	-
Deductions for surrender charges (note 2)	-	-	(66)	(293)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(85,538)	(84,844)	(150,431)	(105,556)	-	(5,383)	26	-
Asset charges (note 3):
FPVUL & VEL contracts	3	-	(5,361)	(3,516)	-	(544)	-	-
MSP contracts	-	-	(104)	(30)	-	-	-	-
SL contracts or LSFP contracts	-	-	(1,291)	(987)	-	-	-	-
Adjustments to maintain reserves	(63)	22	(7)	(33,831)	-	(3)	-	-

Net equity transactions	(700,961)	(285,244)	1,015,911	16,996	-	(527,594)	-	-

Net change in contract owners’ equity	(1,149,412)	903,367	992,226	1,184,315	-	(379,312)	-	-
Contract owners’ equity beginning of period	6,924,848	6,021,481	5,797,136	4,612,821	-	379,312	-	-

Contract owners’ equity end of period	$5,775,436	6,924,848	6,789,362	5,797,136	-	-	-	-

CHANGES IN UNITS:
Beginning units	219,564	229,422	270,319	270,148	-	65,304	-	-
Units purchased	20	4,420	72,149	16,025	-	68,545	-	-
Units redeemed	(21,819)	(14,278)	(30,225)	(15,854)	-	(133,849)	-	-

Ending units	197,765	219,564	312,243	270,319	-	-	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) PVVIB		PVGIB
	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	22,251
Realized gain (loss) on investments	-	-	-	18,491
Change in unrealized gain (loss) on investments	-	-	-	(110,857)
Reinvested capital gains	-	-	-	117,234

Net increase (decrease) in policyholders’ equity resulting from operations	-	-	-	47,119

Equity transactions:
Purchase payments received from contract owners (note 6)	110	-	-	(55,194)
Transfers between funds	-	-	-	(974,224)
Surrenders (note 6)	(1)	-	-	(15,888)
Death Benefits (note 4)	-	-	-	(49)
Net policy repayments (loans) (note 5)	(78)	-	-	(4,704)
Deductions for surrender charges (note 2)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2)	(31)	-	-	(16,653)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	(1,016)
MSP contracts	-	-	-	(17)
SL contracts or LSFP contracts	-	-	-	(159)
Adjustments to maintain reserves	-	-	-	67,668

Net equity transactions	-	-	-	(1,000,236)

Net change in contract owners’ equity	-	-	-	(953,117)
Contract owners’ equity beginning of period	-	-	-	953,117

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	36,456
Units purchased	-	-	-	514
Units redeemed	-	-	-	(36,970)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

LEGG MASON

LM PVET - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Initial Shares (DVMCS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)*

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)*

Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)*

IVCO - IVCO VI Growth and Income Fund: Series I Shares (ACGI)

IVCO - IVCO VI Growth and Income Fund: Series II Shares (VKLGI2)*

IVCO - IVCO VI American Value Fund: Series I Shares (MSVMV)*

IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)

IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)

IVCO - IVCO VI High Yield Fund: Series I Shares (AVHY1)

IVCO - IVCO VI Intnl Growth Fund: Series I Shares (AVIE)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

IVCO - IVCO VI Small Cap Equity Fund: Series I Shares (AVSCE)

IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

AB FUNDS

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class A (ALVIVA)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)*

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)*

AC VP Inc - AC VP Value Fund: Class I (ACVV)

AC VP Inc - AC VP Value Fund: Class II (ACVV2)*

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Asset Allocation Fund: Class 2 (AMVAA2)

AFIS(R) - Bond Fund: Class 2 (AMVBD2)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

AFIS(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

AFIS(R) - Growth Fund: Class 2 (AMVGR2)

AFIS(R) - Intnl Fund: Class 2 (AMVI2)

AFIS(R) - New World Fund: Class 2 (AMVNW2)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)

BR VSF Inc - BR Advantage Large Cap Core VI Fund: Class II (MLVLC2)

BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Davis VA Fund Inc - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP EM Series: SC (DWVEMS)

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)

Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)

Dimensional - VA Intnl Small Portfolio (DFVIS)*

Dimensional - VA US Targeted Value Portfolio (DFVUTV)

DEUTSCHE ASSET & WEALTH MANAGEMENT

Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*

Deutsche DWS VS II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

Deutsche DWS VS II - DWS CROCI(R) US VIP: Class B (SVSLVB)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)

Fed IS - Fed Fund for US Gov Securities II (FVUS2)*

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)*

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)

FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Income Fund Portfolio: SC (FFINS)

FID VIPs Fund - VIP Growth & Income Portfolio: SC (FGIS)*

FID VIPs Fund - VIP Growth OP: SC (FGOS)

FID VIPs Fund - VIP Growth Portfolio: SC (FGS)

FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)

FID VIPs Fund - VIP Index 500 Portfolio: Initial Class (FIP)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Gov MM Portfolio: Initial Class (FMMP)

FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs Fund - FID VIP Freedom Fund 2005 Portfolio: SC (FF05S)

FID VIPs Fund - FID VIP Freedom Fund 2015 Portfolio: SC (FF15S)

FID VIPs Fund - FID VIP Freedom Fund 2025 Portfolio: SC (FF25S)

FID VIPs Fund - FID VIP Freedom Fund 2040 Portfolio: SC (FF40S)

FID VIPs - EM Portfolio - SC (FEMS)

FID VIPs Fund - FID VIP Freedom Fund 2035 Portfolio: SC (FF35S)

FID VIPs Fund - FID VIP Freedom Fund 2045 Portfolio: SC (FF45S)*

FID VIPs Fund - FID VIP Freedom Fund 2050 Portfolio: SC (FF50S)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPM IT - JPM IT Small Cap Core Portfolio 1 (JPSCE1)

JPM IT - JPM IT Core Bond Portfolio: Class 1 (OGBDP)*

JPM IT - JPM IT US Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

Janus Henderson VIT Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Bond Debenture Portfolio: Class VC (LOVBD)

LAITSeries Fund Inc - Mid Cap Stock Portfolio: Class VC (LOVMCV)

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

M FUNDS

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)

MFS(R) VIT II - MFS Corporate Bond Portfolio: SC (MVBDS)*

MFS(R) VIT - MFS Total Return Bond Series: SC (MVRBSS)

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) VIT II - MFS Research Intnl Portfolio: SC (MV2RIS)

MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)*

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

MS VIF Inc - Mid Cap Growth Portfolio: Class II (MSVMG2)*

MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)

MS VIF Inc - Growth Portfolio: Class I (MSVEG)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)*

NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)*

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Intnl Index Fund: Class I (NVIX)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)

NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Gov MM Fund: Class V (SAM5)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT DFA CAF: Class P (NVLCAP)

NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)*

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer CAF/VA: Service Shares (OVCAFS)*

OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)*

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)

PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO VIT - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO VIT - Long-Term US Gov Portfolio: Administrative Class (PMVLGA)

PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO VIT - GB OP (Unhedged): Administrative Class (PMVGBA)

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Mid Cap Value Fund: Institutional Shares (GVMCE)

GMS VIT - GMS Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

GMS VIT - GMS Growth Opportunities Fund: Service Shares (GVGOPS)

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)*

LINCOLN FUNDS

Lincoln VIPT - Baron Growth Opportunities Fund: SC (BNCAI)

AMUNDI PIONEER

Pioneer VCT - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)*

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

Putnam VT - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Blue Chip Growth Portfolio: II (TRBCG2)*

T RP Equity Series Inc - T RP Equity Income Portfolio: II (TREI2)

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

T RP Fixed Income Series Inc - T RP Limited-Term Bond Portfolio (TRLT1)

T RP Equity Series Inc - T RP Mid-Cap Growth Portfolio: II (TRMCG2)

T RP Equity Series Inc - T RP New America Growth Portfolio (TRNAG1)

T RP Equity Series Inc - T RP Personal Strategy Balanced Portfolio (TRPSB1)

T RP Equity Series Inc - T RP Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

VG VIF - Balanced Portfolio (VVB)

VG VIF - Capital Growth Portfolio (VVCG)

VG VIF - Diversified Value Portfolio (VVDV)

VG VIF - Intnl Portfolio (VVI)

VG VIF - Mid-Cap Index Portfolio (VVMCI)

VG VIF - Real Estate Index Portfolio (VVREI)

VG VIF - ST Investment-Grade Portfolio (VVSTC)*

VG VIF - Small Company Growth Portfolio (VVSCG)

VG VIF - Total Bond Market Index Portfolio (VVHGB)

VG VIF - Total Intnl Stock Market Index Portfolio (VVTISI)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Growth: Class II (WRGP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)

Ivy VIP - Science and Technology: Class II (WRSTP)

WELLS FARGO FUNDS

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2018, policyholders were not invested in this fund.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)	9/29/2017
Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (obsolete) (FVCA2P)		8/17/2018
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)	8/17/2018
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)	5/19/2017
FID VIPs - EM Portfolio - SC (FEMS)	6/19/2018
FID VIPs Fund - FID VIP Freedom Fund 2035 Portfolio: SC (FF35S)	5/25/2018
FID VIPs Fund - FID VIP Freedom Fund 2050 Portfolio: SC (FF50S)	12/27/2017
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	6/9/2017
MFS(R) VIT - MFS Total Return Bond Series: SC (MVRBSS)	9/20/2017
MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)	5/16/2018
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	12/7/2018
PIMCO VIT - High Yield Portfolio: Administrative Class (PMVHYA)	11/16/2018
PIMCO VIT - GB OP (Unhedged): Administrative Class (PMVGBA)	5/3/2017
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)	12/5/2017
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	5/11/2017
VG VIF - Total Intnl Stock Market Index Portfolio (VVTISI)	10/31/2018
Pioneer VCT - Pioneer EM VCT Portfolio: Class I (obsolete) (PIVEMI)		11/1/2017

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHYI	BR VSF Inc - BR High Yield VI Fund: Class I	Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I	9/17/2018
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
PMVFBA	PIMCO VIT - IB Portfolio (unhedged): Administrative Class	PIMCO VIT - FB Portfolio (unhedged): Administrative Class	7/30/2018
PMVGBA	PIMCO VIT - GB OP (Unhedged): Administrative Class	PIMCO VIT - GB Portfolio (Unhedged): Administrative Class	7/30/2018
PMVFHA	PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class	PIMCO VIT - FB Portfolio (US Dollar-Hedged): Administrative Class	7/30/2018
VVREI	VG VIF - Real Estate Index Portfolio	Variable Insurance Fund - REIT Index Portfolio	1/18/2018
MLVLC2	BR VSF Inc - BR Advantage Large Cap Core VI Fund: Class II	BR VSF Inc. - BR Large Cap Core VI Fund: Class II	6/12/2017
EIF	NW VIT - BR NVIT Equity Dividend Fund: Class I	Invesco NVIT Comstock Value Fund - Class I	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a redemption of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a redemption of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a redemption of units	$5 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a redemption of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a redemption of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a redemption of units	$0.00 - $25.00 per request
Rider Charges - assessed through a redemption of units monthly, unless otherwise specified.
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider Charge	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01 - $125.00
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the periods ended December 31, 2018 and 2017, total front-end sales charge deductions were $9,389,968 and $11,152,111, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policies by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $56,742,819 and $47,692,710, respectively, and total transfers from the Separate Account to the fixed account were $69,359,851 and $70,943,753, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,829,507,040	$-	$-	$4,829,507,040

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
LM PVET - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)	$10,096,697	$4,746,685
Dreyfus IP - MidCap Stock Portfolio: Initial Shares (DVMCS)	921,046	673,164
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	23,572,898	16,743,064
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	85,617,951	62,948,065
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)	2,784,802	1,167,709
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	3,364,619	3,582,132
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	574,954	524,814
Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)	808,358	745,647
IVCO - IVCO VI Growth and Income Fund: Series I Shares (ACGI)	4,223,094	2,314,199
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)	453,974	425,590
IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)	4,785	6,230
IVCO - IVCO VI High Yield Fund: Series I Shares (AVHY1)	1,920,157	10,281,861
IVCO - IVCO VI Intnl Growth Fund: Series I Shares (AVIE)	6,703,312	21,458,299
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	75,198	136,593
IVCO - IVCO VI Small Cap Equity Fund: Series I Shares (AVSCE)	223,734	248,247
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)	622,473	592,899
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	274,020	286,481
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)	6,449	3,065
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)	13,165	3,340
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)	6,594	675

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)	9,941,592	7,400,792
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class A (ALVIVA)	317,873	1,959,614
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	32,796	14,087
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	5,662	9,032
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	3,565,738	3,029,241
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)	7,059,863	6,243,078
AC VP Inc - AC VP CAF: Class I (ACVCA)	529,514	570,872
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	2,739,327	1,419,520
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	549,658	1,721,745
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)	1,118,492	89,504
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	4,805,478	5,582,704
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)	44,740	354,140
AC VP Inc - AC VP Value Fund: Class I (ACVV)	8,492,366	8,530,231
AFIS(R) - Asset Allocation Fund: Class 2 (AMVAA2)	4,475,807	4,736,200
AFIS(R) - Bond Fund: Class 2 (AMVBD2)	2,241,089	763,016
AFIS(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)	844,659	411,732
AFIS(R) - Growth Fund: Class 2 (AMVGR2)	9,822,896	7,918,744
AFIS(R) - Intnl Fund: Class 2 (AMVI2)	17,602,966	3,225,926
AFIS(R) - New World Fund: Class 2 (AMVNW2)	1,530,393	607,317
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)	6,627,553	2,371,944
BR VSF Inc - BR Advantage Large Cap Core VI Fund: Class II (MLVLC2)	434,172	157,666
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)	2,293,845	2,379,182
Calvert VP S&P 500 Index Portfolio (CVSPIP)	1,093,711	570,153
Davis VA Fund Inc - Davis Value Portfolio (DAVVL)	1,268,369	466,959
DE VIPT - DE VIP EM Series: SC (DWVEMS)	1,568,636	1,131,665
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	5,343,554	8,829,021
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)	25,538	6,901
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)	1,164,177	697,163
Dimensional - VA Intnl Small Portfolio (DFVIS)	237,160	1,584,480
Dimensional - VA US Targeted Value Portfolio (DFVUTV)	865,996	772,315
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)	106,936	39,528
Deutsche DWS VS II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)	74,761	36,333
Deutsche DWS VS II - DWS CROCI(R) US VIP: Class B (SVSLVB)	11,239	4,435
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)	17,400,716	22,170,267
Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (obsolete) (FVCA2P)	27,477	651,858
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)	642,856	58,917
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	1,622,165	3,161,686
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)	2,260,572	205,385
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)	10,525,564	8,344,892
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	1,360,109	1,543,060
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)	6,428,858	8,446,674
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	342,028	563,514
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	7,605,375	15,831,506
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	10,631,675	5,362,434
FID VIPs Fund - FID VIP Freedom Income Fund Portfolio: SC (FFINS)	483,717	631,349
FID VIPs Fund - VIP Growth OP: SC (FGOS)	46,442	10,964
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)	34,231,989	21,331,371
FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)	1,240,833	1,796,274
FID VIPs Fund - VIP Index 500 Portfolio: Initial Class (FIP)	29,982,467	15,525,855
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	22,802,612	29,991,775
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	8,932,664	8,962,030
FID VIPs Fund - VIP Gov MM Portfolio: Initial Class (FMMP)	16,736,922	13,818,762
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)	2,291,575	2,075,314
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	265,224	369,632
FID VIPs Fund - FID VIP Freedom Fund 2005 Portfolio: SC (FF05S)	754,060	132,749
FID VIPs Fund - FID VIP Freedom Fund 2015 Portfolio: SC (FF15S)	2,950,573	6,402,872
FID VIPs Fund - FID VIP Freedom Fund 2025 Portfolio: SC (FF25S)	10,276,261	4,739,323
FID VIPs Fund - FID VIP Freedom Fund 2040 Portfolio: SC (FF40S)	6,865,713	3,845,932
FID VIPs - EM Portfolio - SC (FEMS)	3,816,494	107,801
FID VIPs Fund - FID VIP Freedom Fund 2035 Portfolio: SC (FF35S)	1,226,146	50,750
FID VIPs Fund - FID VIP Freedom Fund 2050 Portfolio: SC (FF50S)	1,065,454	140,811
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	665,605	803,462
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)	4,611,047	4,789,330
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)	1,784,703	1,444,566
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)	3,722,084	2,773,677
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	435,508	1,021,009

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	391,488	894,213
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)	29,659	112,550
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	3,085,414	9,601,751
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	1,090,153	1,210,668
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	72,983	176,483
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)	5,629,611	5,292,436
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)	6,099,693	6,588,163
JPM IT - JPM IT Small Cap Core Portfolio 1 (JPSCE1)	298,329	30,652
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	7,921,983	9,263,402
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	1,060,516	273,220
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	8,053,950	4,990,573
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	4,073,180	3,204,604
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	13,870,232	10,938,098
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	6,689,304	5,792,101
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,182,936	2,581,206
Janus Henderson VIT Mid Cap Value Portfolio: Service Shares (JAMVS)	369,260	786,475
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)	7,196,092	17,700,961
LAITSeries Fund Inc - Bond Debenture Portfolio: Class VC (LOVBD)	722,371	393,268
LAITSeries Fund Inc - Mid Cap Stock Portfolio: Class VC (LOVMCV)	795	1,007
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	15,733,240	12,181,091
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	9,054,910	4,163,844
MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)	2,398,479	682,121
MFS(R) VIT - MFS Total Return Bond Series: SC (MVRBSS)	221,679	82,070
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)	357,768	446,958
MFS(R) VIT II - MFS Research Intnl Portfolio: SC (MV2RIS)	106,285	652,914
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)	1,203,715	648,138
MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)	183,028	17,372
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)	106,557	79,062
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)	1,644,535	2,968,953
MFS(R) VIT - MFS Value Series: SC (MVFSC)	19,154,590	13,416,327
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	15,268,035	26,125,469
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	317,377	537,890
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)	2,276,475	16,154,745
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)	1,789,320	955,238
MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)	2,660,750	3,064,936
MS VIF Inc - Growth Portfolio: Class I (MSVEG)	1,728,219	1,945,958
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)	2,556,703	8,073,789
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	2,626	4
NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)	-	87
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)	6,973	18,132
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)	-	90
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)	51,500	9,015
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	26,584,082	21,549,154
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)	11,743,548	21,421,942
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	4,041,341	3,603,009
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	1,434,052	1,331,184
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	393,098	142,270
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	1,615,295	1,399,294
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	2,679,327	2,104,614
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	1,162,105	706,138
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	6,074,904	3,427,855
NW VIT - NVIT EM Fund: Class I (GEM)	3,558,334	4,368,943
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	5,896,946	5,187,259
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	5,150	5,555
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	2,140,368	2,528,303
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)	63,118	43,638
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)	1,149,721	2,251,142
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)	2,696,790	32,348,624
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)	1,383,403	2,587,472
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)	788,073	2,056,203
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)	1,071,313	610,830
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)	995,096	1,584,364
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)	1,049,384	2,661,336
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	560,459	339,249
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)	909,882	766,676
NW VIT - NVIT NW Fund: Class I (TRF)	12,674,057	17,055,562

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Gov Bond Fund: Class I (GBF)	26,260,368	7,226,761
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)	237,351	203,179
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	7,369,211	4,826,469
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	222,118	165,033
NW VIT - NVIT ID CAF: Class II (NVDCA2)	128,169	112,748
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	7,064,353	6,929,758
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	15,187,803	7,065,732
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	16,136,714	8,636,951
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	4,008,487	3,341,089
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	21,304,885	18,226,197
NW VIT - NVIT Gov MM Fund: Class I (SAM)	22,899,549	17,003,198
NW VIT - NVIT Gov MM Fund: Class V (SAM5)	129,313,698	118,820,831
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	1,861,041	1,033,188
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	602,493	630,649
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	3,444,541	1,737,500
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	4,000,184	2,472,617
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	8,633,797	3,117,314
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	4,542,044	2,619,868
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	2,608,954	1,494,281
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	5,602,945	3,309,027
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	8,975,603	4,520,132
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	13,897,125	5,691,392
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	2,205,557	2,537,623
NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)	41,968,113	4,148,238
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	1,324,883	217,469
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	17,917,345	13,185,238
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	138,195	64,819
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)	2,841,513	1,262,826
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	2,505,324	5,902,724
NW VIT - NVIT DFA CAF: Class P (NVLCAP)	32,303	7,777
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)	8,510	2,850
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	452,693	115,370
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)	2,564,437	2,288,166
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	214,492	316,499
NB AMT - Guardian Portfolio: I Class Shares (AMGP)	84,542	24,813
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	679,242	701,771
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	159,496	334,270
NB AMT - Large Cap Value Portfolio: Class I (AMTP)	86,325	45,591
NB AMT - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)	231,576	1,708,641
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	179,175	253,541
OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)	1,565,124	1,506,493
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	15,694,551	15,338,416
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)	4,111,287	5,874,507
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	4,041,156	4,294,787
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	4,164,201	3,594,113
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)	4,454,754	2,490,594
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	2,077,422	1,034,265
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)	5,085,198	7,247,075
PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)	233,684	240,472
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)	511,774	224,479
PIMCO VIT - High Yield Portfolio: Administrative Class (PMVHYA)	207,601	28,910
PIMCO VIT - Long-Term US Gov Portfolio: Administrative Class (PMVLGA)	18,533,755	576,770
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)	14,292,431	14,837,475
PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)	12,306,616	11,849,316
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)	12,480,302	18,033,006
PIMCO VIT - GB OP (Unhedged): Administrative Class (PMVGBA)	103,384	88,469
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)	397,885	22,179
GMS VIT - GMS Mid Cap Value Fund: Institutional Shares (GVMCE)	3,523,636	4,504,324
GMS VIT - GMS Small Cap Equity Insights Fund: Institutional Shares (GVCSE)	1,393,208	296,059
GMS VIT - GMS Growth Opportunities Fund: Service Shares (GVGOPS)	953,219	1,830,965
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	109,614	5,744
Lincoln VIPT - Baron Growth Opportunities Fund: SC (BNCAI)	1,400,271	1,565,522
Pioneer VCT - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	1,894,413	1,569,646
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	551,748	81,372
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	1,023,914	575,476
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)	294,910	103,858

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Putnam VT - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)	527,862	466,596
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)	1,133,626	1,254,417
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	218,056	34,305
T RP Equity Series Inc - T RP Equity Income Portfolio: II (TREI2)	6,646,518	7,235,601
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	4,267,621	15,540,186
T RP Fixed Income Series Inc - T RP Limited-Term Bond Portfolio (TRLT1)	11,081,350	6,270,539
T RP Equity Series Inc - T RP Mid-Cap Growth Portfolio: II (TRMCG2)	7,823,179	6,460,036
T RP Equity Series Inc - T RP New America Growth Portfolio (TRNAG1)	14,231,174	13,633,890
T RP Equity Series Inc - T RP Personal Strategy Balanced Portfolio (TRPSB1)	7,292,454	2,056,318
T RP Equity Series Inc - T RP Blue Chip Growth Portfolio (TRBCGP)	46,645,565	22,075,433
VanEck VIPT - EM Fund: Initial Class (VWEM)	4,017,534	4,395,426
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	7,122,008	9,990,287
VG VIF - Balanced Portfolio (VVB)	2,182,756	1,927,052
VG VIF - Capital Growth Portfolio (VVCG)	4,377,342	3,159,692
VG VIF - Diversified Value Portfolio (VVDV)	1,511,241	1,862,497
VG VIF - Intnl Portfolio (VVI)	4,151,633	3,655,276
VG VIF - Mid-Cap Index Portfolio (VVMCI)	2,516,282	3,813,678
VG VIF - Real Estate Index Portfolio (VVREI)	2,432,170	7,471,170
VG VIF - ST Investment-Grade Portfolio (VVSTC)	130,211	4,627,265
VG VIF - Small Company Growth Portfolio (VVSCG)	4,382,866	1,936,155
VG VIF - Total Bond Market Index Portfolio (VVHGB)	18,547,999	10,287,433
VG VIF-Total Intnl Stock Market Index Portfolio (VVTISI)	11,273,796	475,047
Ivy VIP - Asset Strategy: Class II (WRASP)	1,011,213	1,987,066
Ivy VIP - Growth: Class II (WRGP)	4,660,140	18,129,598
Ivy VIP - High Income: Class II (WRHIP)	6,191,128	31,343,519
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	1,669,163	1,857,771
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)	3,098,154	3,259,767
Ivy VIP - Science and Technology: Class II (WRSTP)	5,625,002	14,932,690
WF VT - VT Discovery Fund: Class 2 (SVDF)	4,530,790	2,468,713
WF VT - VT Opportunity Fund: Class 2 (SVOF)	703,271	747,400
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	3,941,667	2,183,544

	$1,371,715,866	$1,245,421,249

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
LM PVET - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2018	0.00%	to	0.25%	717,325	$25.28	to	$24.58	$17,759,007	0.00%	3.44%	to	3.18%
2017	0.00%	to	0.25%	602,145	24.44	to	23.82	14,408,860	0.00%	24.26%	to	23.96%
2016	0.00%	to	0.25%	634,718	19.67	to	19.22	12,235,290	0.00%	5.80%	to	5.54%
2015	0.00%	to	0.25%	614,965	18.59	to	18.21	11,222,935	0.00%	-4.37%	to	-4.61%
2014	0.00%	to	0.25%	472,936	19.44	to	19.09	9,039,455	0.00%	4.08%	to	3.82%
Dreyfus IP - MidCap Stock Portfolio: Initial Shares (DVMCS)
2018	0.00%	to	0.25%	74,955	36.87	to	35.40	2,666,623	0.57%	-15.49%	to	-15.70%
2017	0.00%	to	0.25%	79,253	43.63	to	41.99	3,337,867	1.05%	15.38%	to	15.09%
2016	0.00%	to	0.25%	70,707	37.82	to	36.49	2,583,205	1.08%	15.47%	to	15.18%
2015	0.00%	to	0.25%	79,448	32.75	to	31.68	2,518,807	0.62%	-2.29%	to	-2.53%
2014	0.00%	to	0.25%	104,891	33.52	to	32.50	3,435,635	0.81%	12.09%	to	11.81%
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.00%	to	0.25%	2,735,357	36.93	to	35.43	97,970,697	0.80%	-8.97%	to	-9.20%
2017	0.00%	to	0.25%	2,723,622	40.57	to	39.02	107,428,413	0.67%	12.40%	to	12.12%
2016	0.00%	to	0.25%	3,029,148	36.10	to	34.80	106,432,931	0.90%	25.73%	to	25.41%
2015	0.00%	to	0.25%	3,013,709	28.71	to	27.75	84,362,335	0.73%	-2.33%	to	-2.57%
2014	0.00%	to	0.25%	3,271,232	29.40	to	28.48	93,959,139	0.55%	5.12%	to	4.86%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.00%	to	0.25%	21,793,980	36.44	to	24.95	601,853,775	1.67%	-4.63%	to	-4.87%
2017	0.00%	to	0.25%	21,680,304	38.21	to	26.23	633,309,526	1.75%	21.54%	to	21.24%
2016	0.00%	to	0.25%	19,688,978	31.44	to	21.64	478,455,050	2.03%	11.71%	to	11.43%
2015	0.00%	to	0.25%	19,872,339	28.15	to	19.42	433,286,156	1.84%	1.11%	to	0.85%
2014	0.00%	to	0.25%	19,703,250	27.84	to	19.25	428,953,663	1.78%	13.42%	to	13.14%
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
2018	0.00%	to	0.25%	386,790	27.47	to	17.56	10,470,618	1.76%	-4.40%	to	-4.64%
2017	0.00%	to	0.25%	411,484	28.73	to	18.41	11,685,824	1.15%	15.33%	to	15.05%
2016	0.00%	to	0.25%	461,676	24.91	to	16.00	11,294,775	1.28%	10.37%	to	10.10%
2015	0.00%	to	0.25%	503,710	22.57	to	14.53	11,176,410	1.06%	-3.19%	to	-3.44%
2014	0.00%	to	0.25%	579,590	23.32	to	15.05	13,108,017	1.04%	13.45%	to	13.17%
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
2018	0.00%	to	0.25%	527,909	35.36	to	23.44	17,817,986	1.26%	-6.85%	to	-7.09%
2017	0.00%	to	0.25%	624,328	37.96	to	25.23	22,335,911	1.34%	27.33%	to	27.01%
2016	0.00%	to	0.25%	680,407	29.81	to	19.86	18,964,648	1.63%	7.90%	to	7.63%
2015	0.00%	to	0.25%	800,138	27.63	to	18.45	20,291,117	1.68%	-2.47%	to	-2.71%
2014	0.00%	to	0.25%	1,135,867	28.33	to	18.97	27,937,998	1.81%	8.09%	to	7.82%
Dreyfus VIF - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2018			0.00%	39,841			26.18	1,043,086	0.00%			-19.08%
2017			0.00%	44,940			32.35	1,453,941	0.00%			24.68%
2016			0.00%	40,468			25.95	1,050,101	0.00%			17.07%
2015			0.00%	42,927			22.17	951,485	0.00%			-2.28%
2014			0.00%	47,065			22.68	1,067,509	0.00%			1.59%
Dreyfus VIF - Intnl Value Portfolio: Initial Shares (DVIV)
2018	0.00%	to	0.25%	176,384	19.87	to	19.08	3,375,540	1.67%	-16.81%	to	-17.02%
2017	0.00%	to	0.25%	176,313	23.89	to	22.99	4,065,255	1.50%	28.52%	to	28.20%
2016	0.00%	to	0.25%	180,986	18.59	to	17.93	3,255,207	2.13%	-1.45%	to	-1.69%
2015	0.00%	to	0.25%	216,185	18.86	to	18.24	3,953,737	2.30%	-2.72%	to	-2.96%
2014	0.00%	to	0.25%	291,203	19.39	to	18.80	5,511,637	2.00%	-9.32%	to	-9.55%
IVCO - IVCO VI Growth and Income Fund: Series I Shares (ACGI)
2018	0.20%	to	0.25%	367,294	19.38	to	19.29	7,099,347	1.88%	-13.56%	to	-13.60%
2017	0.20%	to	0.25%	318,551	22.42	to	22.33	7,122,459	1.56%	14.09%	to	14.03%
2016	0.00%	to	0.25%	298,376	19.91	to	19.58	5,846,925	1.13%	19.69%	to	19.40%
2015	0.00%	to	0.25%	288,247	16.63	to	16.40	4,730,237	2.87%	-3.06%	to	-3.30%
2014	0.00%	to	0.25%	312,024	17.16	to	16.96	5,294,775	1.85%	10.28%	to	10.00%
IVCO - IVCO VI American Franchise Fund: Series I Shares (ACEG)
2018			0.00%	61,953			19.53	1,209,767	0.00%			-3.62%
2017			0.00%	65,426			20.26	1,325,620	0.08%			27.34%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016			0.00%	69,572			15.91	1,106,971	0.00%			2.27%
2015			0.00%	85,010			15.56	1,322,616	0.00%			5.01%
2014			0.00%	74,837			14.82	1,108,824	0.04%			8.44%
IVCO - IVCO VI Value Opportunities Fund: Series I Shares (AVBVI)
2018			0.25%	1,704			21.41	36,487	0.31%			-19.38%
2017			0.25%	1,935			26.56	51,393	0.01%			17.14%
2016			0.25%	21			22.67	476	0.09%			18.04%
2015			0.25%	496			19.21	9,527	2.85%			-10.63%
2014	0.10%	to	0.25%	24,969	21.89	to	21.49	544,288	1.44%	6.51%	to	6.35%
IVCO - IVCO VI High Yield Fund: Series I Shares (AVHY1)
2018	0.00%	to	0.25%	397,389	15.14	to	14.81	5,910,249	3.25%	-3.35%	to	-3.59%
2017	0.00%	to	0.25%	960,467	15.66	to	15.37	14,806,926	3.97%	6.30%	to	6.03%
2016	0.00%	to	0.25%	985,388	14.73	to	14.49	14,318,218	4.22%	11.21%	to	10.94%
2015	0.00%	to	0.25%	1,054,103	13.25	to	13.06	13,801,155	5.24%	-3.17%	to	-3.41%
2014	0.00%	to	0.25%	1,143,753	13.68	to	13.52	15,496,752	4.12%	1.73%	to	1.47%
IVCO - IVCO VI Intnl Growth Fund: Series I Shares (AVIE)
2018	0.00%	to	0.25%	1,205,012	24.65	to	23.77	28,797,374	1.93%	-14.98%	to	-15.19%
2017	0.00%	to	0.25%	1,799,609	29.00	to	28.02	50,704,064	1.47%	23.00%	to	22.70%
2016	0.00%	to	0.25%	1,875,898	23.57	to	22.84	43,042,681	1.41%	-0.45%	to	-0.70%
2015	0.00%	to	0.25%	2,038,231	23.68	to	23.00	47,081,685	1.31%	-2.34%	to	-2.59%
2014	0.00%	to	0.25%	2,475,931	24.25	to	23.61	58,655,441	1.60%	0.33%	to	0.08%
IVCO - IVCO VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2018	0.00%	to	0.20%	10,244	22.38	to	21.78	226,768	0.50%	-11.35%	to	-11.53%
2017	0.00%	to	0.25%	14,053	25.24	to	24.51	349,319	0.54%	14.92%	to	14.63%
2016	0.00%	to	0.25%	15,984	21.97	to	21.38	345,514	0.09%	13.43%	to	13.15%
2015	0.00%	to	0.25%	21,154	19.36	to	18.89	402,728	0.34%	-4.03%	to	-4.27%
2014	0.00%	to	0.25%	22,264	20.18	to	19.74	442,463	0.04%	4.43%	to	4.17%
IVCO - IVCO VI Small Cap Equity Fund: Series I Shares (AVSCE)
2018			0.25%	20,724			10.80	223,728	0.00%			-15.29%
2017			0.25%	23,971			12.74	305,502	0.00%			13.77%
2016	0.20%	to	0.25%	23,157	11.22	to	11.20	259,411	0.00%	11.84%	to	11.79%
2015	0.20%	to	0.25%	19,997	10.03	to	10.02	200,390	0.00%	-5.71%	to	-5.75%
IVCO - IVCO VI Mid Cap Growth Fund: Series I Shares (IVKMG1)
2018	0.00%	to	0.25%	178,780	17.16	to	16.87	3,062,556	0.00%	-5.58%	to	-5.82%
2017	0.00%	to	0.25%	197,242	18.17	to	17.91	3,579,489	0.00%	22.49%	to	22.19%
2016	0.00%	to	0.25%	228,597	14.83	to	14.66	3,383,296	0.00%	0.76%	to	0.50%
2015	0.00%	to	0.25%	345,418	14.72	to	14.59	5,068,137	0.00%	1.21%	to	0.95%
2014	0.00%	to	0.25%	341,263	14.55	to	14.45	4,953,394	0.00%	8.04%	to	7.77%
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2018			0.00%	110,056			11.38	1,252,304	1.50%			-6.46%
2017			0.00%	122,601			12.16	1,491,397	3.90%			10.16%
2016			0.00%	134,610			11.04	1,486,483	0.47%			11.64%
2015			0.00%	62,732			9.89	620,517	4.97%			-4.10%
2014			0.00%	38,475			10.31	396,848	0.00%			3.14%	****
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2018			0.00%	3,588			11.17	40,083	1.64%			-6.15%
2017			0.00%	3,552			11.90	42,281	1.52%			10.58%
2016			0.00%	3,491			10.76	37,578	1.34%			6.02%
2015			0.00%	3,395			10.15	34,469	1.29%			-4.54%
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2018			0.00%	3,413			11.32	38,647	1.54%			-8.84%
2017			0.00%	2,874			12.42	35,698	1.59%			17.45%
2016			0.00%	2,939			10.58	31,081	1.58%			5.51%
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2018			0.00%	4,454			11.46	51,061	1.60%			-7.38%
2017			0.00%	4,249			12.38	52,590	1.60%			13.83%
2016			0.00%	4,003			10.87	43,524	1.90%			6.14%
2015			0.00%	1,135			10.24	11,626	0.05%			-6.46%
2014			0.00%	10			10.95	110	0.10%			2.75%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2018	0.00%	to	0.25%	613,461	36.46	to	35.01	21,706,547	1.01%	-5.61%	to	-5.84%
2017	0.00%	to	0.25%	618,577	38.63	to	37.18	23,253,399	1.31%	18.92%	to	18.63%
2016	0.00%	to	0.25%	781,559	32.48	to	31.34	24,692,434	1.00%	11.30%	to	11.02%
2015	0.00%	to	0.25%	794,184	29.19	to	28.23	22,576,076	1.45%	1.70%	to	1.45%
2014	0.00%	to	0.25%	831,086	28.70	to	27.83	23,312,057	1.55%	9.54%	to	9.27%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class A (ALVIVA)
2018	0.00%	to	0.25%	598,205	8.35	to	8.09	4,909,849	1.41%	-22.79%	to	-22.98%
2017	0.00%	to	0.25%	761,593	10.81	to	10.50	8,084,125	2.20%	25.42%	to	25.11%
2016	0.00%	to	0.25%	1,068,396	8.62	to	8.39	9,032,273	1.39%	-0.50%	to	-0.75%
2015	0.00%	to	0.25%	981,220	8.67	to	8.46	8,359,637	2.59%	2.59%	to	2.33%
2014	0.00%	to	0.25%	1,020,175	8.45	to	8.27	8,490,269	3.43%	-6.21%	to	-6.45%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018			0.00%	1,247			10.36	12,922	1.48%			-22.98%
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2018			0.00%	1,666			13.13	21,881	1.80%			-7.07%
2017			0.00%	1,959			14.13	27,685	1.97%			14.67%
2016			0.00%	2,379			12.32	29,320	0.53%			3.59%
2015			0.00%	5,447			11.90	64,806	0.87%			-1.09%
2014			0.00%	3,808			12.03	45,805	0.26%			4.45%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2018	0.00%	to	0.25%	386,451	44.59	to	42.87	17,041,808	0.48%	-15.03%	to	-15.24%
2017	0.00%	to	0.25%	410,273	52.47	to	50.58	21,278,969	0.45%	13.15%	to	12.87%
2016	0.00%	to	0.25%	460,947	46.38	to	44.82	21,145,299	0.59%	25.09%	to	24.78%
2015	0.00%	to	0.25%	496,940	37.07	to	35.92	18,216,191	0.79%	-5.49%	to	-5.72%
2014	0.00%	to	0.25%	515,175	39.23	to	38.10	20,013,603	0.72%	9.20%	to	8.93%
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
2018	0.00%	to	0.25%	2,146,672	10.29	to	9.72	20,910,804	3.06%	-2.57%	to	-2.82%
2017	0.00%	to	0.25%	2,131,092	10.56	to	10.00	21,353,805	2.85%	3.92%	to	3.67%
2016	0.00%	to	0.25%	1,956,661	10.16	to	9.65	18,906,113	2.18%	4.71%	to	4.44%
2015	0.00%	to	0.25%	592,890	9.71	to	9.24	5,480,549	2.52%	-2.28%	to	-2.52%
2014	0.00%	to	0.25%	89,451	9.93	to	9.47	849,750	1.51%	3.58%	to	3.32%
AC VP Inc - AC VP CAF: Class I (ACVCA)
2018	0.00%	to	0.25%	47,564	13.47	to	13.31	633,316	0.00%	-5.20%	to	-5.43%
2017	0.00%	to	0.25%	50,552	14.21	to	14.08	711,879	0.00%	21.79%	to	21.49%
2016	0.00%	to	0.25%	55,448	11.67	to	11.59	642,966	0.00%	3.23%	to	2.97%
2015	0.00%	to	0.25%	51,411	11.30	to	11.25	578,782	0.00%	1.93%	to	1.68%
2014	0.00%	to	0.25%	145,072	11.09	to	11.07	1,606,401	0.00%	10.86%	to	10.67%	****
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.00%	to	0.25%	596,221	33.90	to	24.52	18,762,900	1.93%	-6.87%	to	-7.10%
2017	0.00%	to	0.25%	607,215	36.40	to	26.40	20,764,699	2.36%	20.49%	to	20.19%
2016	0.00%	to	0.25%	671,446	30.21	to	21.97	19,116,463	2.36%	13.48%	to	13.20%
2015	0.00%	to	0.25%	724,329	26.63	to	19.40	18,198,664	2.08%	-5.62%	to	-5.86%
2014	0.00%	to	0.25%	899,634	28.21	to	20.61	23,330,878	2.04%	12.50%	to	12.22%
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018			0.00%	455,259			16.37	7,454,284	2.80%			-2.82%
2017			0.00%	540,339			16.85	9,103,962	2.60%			3.67%
2016			0.00%	573,519			16.25	9,320,785	1.82%			4.39%
2015			0.00%	611,924			15.57	9,526,951	2.05%			-2.47%
2014			0.00%	783,544			15.96	12,507,527	1.30%			3.30%
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
2018	0.00%	to	0.25%	123,291	23.86	to	14.80	1,840,381	1.16%	-15.22%	to	-15.43%
2017	0.00%	to	0.25%	72,406	28.15	to	17.50	1,277,260	0.86%	31.21%	to	30.88%
2016	0.00%	to	0.25%	267,024	21.45	to	13.37	3,579,842	0.99%	-5.50%	to	-5.73%
2015	0.00%	to	0.25%	103,448	22.70	to	14.19	1,476,332	0.36%	0.76%	to	0.51%
2014	0.00%	to	0.25%	119,008	22.53	to	14.11	1,859,779	1.93%	-5.51%	to	-5.74%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.00%	to	0.25%	353,741	32.18	to	31.10	11,262,539	1.40%	-12.84%	to	-13.05%
2017	0.00%	to	0.25%	403,277	36.92	to	35.77	14,745,572	1.49%	11.69%	to	11.42%
2016	0.00%	to	0.25%	573,834	33.06	to	32.11	18,828,526	1.70%	22.85%	to	22.55%
2015	0.00%	to	0.25%	500,601	26.91	to	26.20	13,389,899	1.64%	-1.43%	to	-1.68%
2014	0.00%	to	0.25%	492,846	27.30	to	26.65	13,379,525	1.17%	16.42%	to	16.13%
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
2017			0.25%	10,496			29.74	312,162	0.29%			31.90%
2016			0.25%	25,536			22.55	575,807	0.36%			4.19%
2015			0.25%	34,702			21.64	751,055	0.43%			6.01%
2014	0.10%	to	0.25%	77,382	20.81	to	20.42	1,598,803	0.36%	9.88%	to	9.72%
AC VP Inc - AC VP Value Fund: Class I (ACVV)
2018	0.00%	to	0.25%	656,692	41.42	to	34.09	22,965,394	1.69%	-9.15%	to	-9.38%
2017	0.00%	to	0.25%	668,081	45.60	to	37.62	25,745,004	1.66%	8.75%	to	8.48%
2016	0.00%	to	0.25%	721,213	41.93	to	34.68	25,652,949	1.81%	20.48%	to	20.18%
2015	0.00%	to	0.25%	723,165	34.80	to	28.85	21,342,297	2.11%	-3.88%	to	-4.12%
2014	0.00%	to	0.25%	813,491	36.21	to	30.10	25,658,246	1.56%	13.08%	to	12.80%
AFIS(R) - Asset Allocation Fund: Class 2 (AMVAA2)
2018	0.00%	to	0.25%	597,801	17.96	to	17.46	10,499,057	1.61%	-4.60%	to	-4.84%
2017	0.00%	to	0.25%	657,734	18.83	to	18.35	12,132,971	1.71%	16.23%	to	15.94%
2016	0.00%	to	0.25%	511,756	16.20	to	15.83	8,143,235	1.78%	9.41%	to	9.14%
2015	0.00%	to	0.25%	354,629	14.80	to	14.50	5,167,132	1.79%	1.40%	to	1.15%
2014	0.00%	to	0.25%	219,500	14.60	to	14.34	3,163,145	1.29%	5.40%	to	5.13%
AFIS(R) - Bond Fund: Class 2 (AMVBD2)
2018	0.00%	to	0.25%	5,492,418	13.36	to	12.99	72,571,100	2.45%	-0.71%	to	-0.96%
2017	0.00%	to	0.20%	5,515,445	13.46	to	13.19	73,478,481	1.93%	3.66%	to	3.46%
2016	0.00%	to	0.20%	5,580,079	12.98	to	12.75	71,783,173	1.68%	2.94%	to	2.74%
2015	0.00%	to	0.25%	5,633,226	12.61	to	12.35	70,464,503	1.69%	0.27%	to	0.02%
2014	0.00%	to	0.25%	5,686,802	12.58	to	12.35	71,011,198	6.95%	5.28%	to	5.02%
AFIS(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
2018	0.00%	to	0.25%	116,395	14.39	to	14.00	1,634,484	0.09%	-10.55%	to	-10.77%
2017	0.00%	to	0.25%	93,070	16.08	to	15.69	1,465,090	0.41%	25.89%	to	25.58%
2016	0.00%	to	0.25%	103,367	12.77	to	12.49	1,294,587	0.25%	2.10%	to	1.84%
2015	0.00%	to	0.25%	125,623	12.51	to	12.27	1,544,166	0.00%	0.27%	to	0.02%
2014	0.00%	to	0.25%	204,209	12.48	to	12.26	2,511,188	0.12%	2.12%	to	1.87%
AFIS(R) - Growth Fund: Class 2 (AMVGR2)
2018	0.00%	to	0.25%	1,167,950	22.24	to	21.63	25,332,833	0.45%	-0.25%	to	-0.50%
2017	0.00%	to	0.25%	1,212,032	22.29	to	21.74	26,407,760	0.54%	28.29%	to	27.97%
2016	0.00%	to	0.25%	1,038,111	17.38	to	16.99	17,654,348	0.78%	9.49%	to	9.21%
2015	0.00%	to	0.25%	1,120,259	15.87	to	15.56	17,442,134	0.52%	6.86%	to	6.59%
2014	0.00%	to	0.25%	1,698,415	14.85	to	14.59	24,825,384	0.80%	8.51%	to	8.24%
AFIS(R) - Intnl Fund: Class 2 (AMVI2)
2018	0.00%	to	0.25%	1,818,914	12.44	to	12.20	22,293,777	2.55%	-13.13%	to	-13.35%
2017	0.00%	to	0.25%	834,512	14.32	to	14.08	11,778,016	1.41%	32.14%	to	31.82%
2016	0.00%	to	0.25%	574,103	10.84	to	10.68	6,141,890	1.46%	3.53%	to	3.27%
2015	0.00%	to	0.25%	506,463	10.47	to	10.35	5,243,130	1.60%	-4.53%	to	-4.76%
2014	0.00%	to	0.25%	430,497	10.96	to	10.86	4,678,454	1.59%	-2.65%	to	-2.90%
AFIS(R) - New World Fund: Class 2 (AMVNW2)
2018	0.00%	to	0.25%	133,700	11.58	to	11.50	1,539,523	1.01%	-14.04%	to	-14.25%
2017	0.00%	to	0.25%	69,651	13.47	to	13.41	934,502	0.93%	29.44%	to	29.12%
2016	0.00%	to	0.25%	36,783	10.40	to	10.39	382,165	1.16%	4.03%	to	3.86%	****
BR VSF Inc - BR High Yield VI Fund: Class I (BRVHYI)
2018	0.00%	to	0.25%	1,008,812	11.07	to	10.95	11,078,325	5.52%	-2.66%	to	-2.90%
2017	0.00%	to	0.25%	674,468	11.37	to	11.27	7,624,278	5.15%	7.34%	to	7.07%
2016	0.00%	to	0.25%	468,168	10.59	to	10.53	4,940,997	5.47%	12.92%	to	12.64%
2015	0.10%	to	0.25%	397,942	9.37	to	9.35	3,724,985	4.71%	-3.70%	to	-3.84%
2014			0.25%	51,392			9.72	499,545	1.36%			-2.80%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BR VSF Inc - BR Advantage Large Cap Core VI Fund: Class II (MLVLC2)
2018	0.00%	to	0.25%	53,409	25.82	to	24.95	1,335,626	1.39%	-5.37%	to	-5.60%
2017	0.00%	to	0.25%	50,795	27.28	to	26.43	1,344,649	1.11%	22.08%	to	21.77%
2016	0.00%	to	0.25%	76,545	22.35	to	21.71	1,663,555	0.99%	10.41%	to	10.13%
2015	0.00%	to	0.25%	97,677	20.24	to	19.71	1,927,425	0.60%	0.34%	to	0.09%
2014	0.00%	to	0.25%	145,570	20.18	to	19.69	2,885,881	0.79%	12.19%	to	11.91%
BR VSF Inc - BR Global Allocation VI Fund: Class II (MLVGA2)
2018	0.00%	to	0.25%	548,347	17.99	to	9.90	9,091,664	0.77%	-7.52%	to	-7.75%
2017	0.00%	to	0.25%	553,607	19.45	to	10.73	10,403,504	1.21%	13.74%	to	7.31%	****
2016			0.00%	530,848			17.10	9,079,551	1.09%			3.96%
2015			0.00%	588,721			16.45	9,686,094	0.95%			-0.87%
2014			0.00%	665,128			16.60	11,039,090	2.12%			1.97%
Calvert VP S&P 500 Index Portfolio (CVSPIP)
2018			0.25%	87,276			14.24	1,243,205	2.20%			-4.97%
2017			0.25%	60,975			14.99	914,006	1.50%			21.16%
2016			0.25%	57,324			12.37	709,205	1.43%			11.30%
2015			0.25%	49,793			11.12	553,494	0.07%			0.73%
2014			0.10%	40,910			11.05	451,933	3.55%			10.47%	****
Davis VA Fund Inc - Davis Value Portfolio (DAVVL)
2018	0.00%	to	0.25%	218,345	15.98	to	15.54	3,435,976	0.87%	-13.60%	to	-13.82%
2017	0.00%	to	0.25%	214,201	18.50	to	18.03	3,912,966	0.72%	22.63%	to	22.32%
2016	0.00%	to	0.25%	243,210	15.08	to	14.74	3,623,452	1.51%	11.88%	to	11.60%
2015	0.00%	to	0.25%	187,283	13.48	to	13.21	2,503,302	0.78%	1.60%	to	1.34%
2014	0.00%	to	0.25%	219,468	13.27	to	13.03	2,888,623	0.94%	6.06%	to	5.79%
DE VIPT - DE VIP EM Series: SC (DWVEMS)
2018	0.00%	to	0.25%	358,976	11.94	to	11.74	4,225,470	3.05%	-16.03%	to	-16.24%
2017	0.00%	to	0.25%	337,421	14.22	to	14.02	4,744,381	0.36%	40.23%	to	39.88%
2016	0.00%	to	0.25%	308,163	10.14	to	10.02	3,089,001	0.73%	13.68%	to	13.40%
2015	0.20%	to	0.25%	231,836	8.85	to	8.84	2,049,470	0.53%	-14.94%	to	-14.99%
2014	0.00%	to	0.25%	110,505	10.46	to	10.39	1,148,980	0.38%	-8.26%	to	-8.49%
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.00%	to	0.25%	911,599	16.39	to	16.08	14,709,180	0.60%	-16.94%	to	-17.15%
2017	0.00%	to	0.25%	1,154,411	19.73	to	19.41	22,460,622	0.65%	11.76%	to	11.48%
2016	0.00%	to	0.25%	1,068,310	17.66	to	17.41	18,632,616	0.71%	31.08%	to	30.76%
2015	0.00%	to	0.25%	980,158	13.47	to	13.31	13,060,799	0.50%	-6.46%	to	-6.70%
2014	0.00%	to	0.25%	1,035,605	14.40	to	14.27	14,786,804	0.29%	5.62%	to	5.35%
Dimensional - DFA VA Global Moderate Allocation Portfolio (DFVGMI)
2018			0.00%	15,702			10.16	159,534	2.20%			-6.90%
2017			0.00%	14,405			10.91	157,198	2.07%			9.13%	****
Dimensional - VIT Inflation-Protected Securities Portfolio (DFVIPS)
2018	0.00%	to	0.25%	434,932	10.17	to	9.97	4,344,883	2.14%	-1.33%	to	-1.58%
2017	0.00%	to	0.25%	397,385	10.31	to	10.13	4,031,136	2.32%	3.27%	to	3.01%
2016	0.00%	to	0.25%	520,430	9.98	to	9.84	5,121,644	2.57%	-0.19%	to	-1.63%	****
Dimensional - VA Intnl Small Portfolio (DFVIS)
2017	0.20%	to	0.25%	101,477	13.26	to	13.24	1,345,228	2.68%	29.69%	to	29.62%
2016	0.20%	to	0.25%	85,815			10.22	877,242	2.28%			5.97%
2015	0.20%	to	0.25%	105,953			9.64	1,021,665	2.07%			-3.60%	****
Dimensional - VA US Targeted Value Portfolio (DFVUTV)
2018	0.20%	to	0.25%	191,812	10.71	to	10.69	2,053,122	0.92%	-16.04%	to	-16.08%
2017	0.20%	to	0.25%	196,060	12.75	to	12.73	2,499,660	0.92%	9.55%	to	9.49%
2016	0.20%	to	0.25%	239,703	11.64	to	11.63	2,789,935	1.09%	27.24%	to	27.17%
2015	0.20%	to	0.25%	215,294			9.15	1,969,559	1.32%			-8.54%	****
Deutsche DWS VS II - DWS Global Income Builder VIP: Class A (DSGIBA)
2018			0.00%	11,090			11.20	124,199	3.31%			-7.66%
2017			0.00%	6,616			12.13	80,243	2.16%			16.54%
2016			0.00%	2,350			10.41	24,457	0.00%			4.07%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Deutsche DWS VS II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
2018	0.00%	to	0.25%	11,981	15.79	to	15.35	184,615	0.97%	-16.32%	to	-16.54%
2017	0.00%	to	0.25%	11,693	18.87	to	18.39	215,626	0.36%	10.13%	to	9.86%
2016	0.00%	to	0.25%	13,045	17.13	to	16.74	219,472	0.22%	16.47%	to	16.18%
2015	0.00%	to	0.25%	14,430	14.71	to	14.41	208,665	0.00%	-2.21%	to	-2.46%
2014	0.00%	to	0.25%	48,141	15.04	to	14.77	713,559	0.72%	5.09%	to	4.83%
Deutsche DWS VS II - DWS CROCI(R) US VIP: Class B (SVSLVB)
2018	0.20%	to	0.25%	1,875	13.90	to	13.85	26,042	2.04%	-10.89%	to	-10.93%
2017	0.20%	to	0.25%	1,517	15.60	to	15.55	23,643	0.85%	22.21%	to	22.15%
2016	0.20%	to	0.25%	6,208	12.77	to	12.73	79,090	0.72%	-4.81%	to	-4.86%
2015	0.20%	to	0.25%	10,596	13.41	to	13.38	141,848	1.10%	-7.35%	to	-7.40%
2014	0.20%	to	0.25%	10,766	14.47	to	14.45	155,618	1.40%	10.14%	to	10.08%
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
2018	0.00%	to	0.25%	5,289,996	12.46	to	12.23	65,197,485	3.77%	-0.09%	to	-0.34%
2017	0.00%	to	0.25%	5,871,380	12.47	to	12.27	72,550,538	3.26%	3.44%	to	3.18%
2016	0.00%	to	0.25%	5,996,803	12.06	to	11.89	71,736,301	3.48%	8.95%	to	8.67%
2015	0.00%	to	0.25%	5,769,523	11.07	to	10.94	63,451,455	3.33%	-0.99%	to	-1.24%
2014	0.00%	to	0.25%	6,022,601	11.18	to	11.08	66,999,384	3.22%	0.57%	to	0.32%
Fed IS - Fed Managed Tail Risk Fund II: Primary Shares (obsolete) (FVCA2P)
2017			0.00%	35,422			18.30	648,223	1.61%			10.95%
2016			0.00%	41,070			16.49	677,417	1.76%			-4.20%
2015			0.00%	40,403			17.22	695,612	1.64%			-6.29%
2014			0.00%	43,124			18.37	792,290	1.71%			-0.97%
Fed IS - Fed Managed Volatility Fund II: Primary Shares (FVU2)
2018			0.00%	57,964			9.11	527,945	0.00%			-8.92%	****
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.00%	to	0.25%	911,169	23.69	to	22.56	21,184,771	3.12%	-0.59%	to	-0.84%
2017	0.00%	to	0.25%	1,006,559	23.84	to	22.75	23,572,442	3.30%	4.04%	to	3.78%
2016	0.00%	to	0.25%	1,087,537	22.91	to	21.92	24,488,403	3.57%	3.82%	to	3.57%
2015	0.00%	to	0.25%	1,164,659	22.07	to	21.17	25,290,762	3.73%	-0.24%	to	-0.49%
2014	0.00%	to	0.25%	1,283,800	22.12	to	21.27	27,987,363	3.86%	3.79%	to	3.53%
FID VIPs Fund - VIP Real Estate Portfolio: SC (FRESS)
2018	0.00%	to	0.25%	196,032	9.65	to	9.84	1,925,790	8.21%	-6.31%	to	-1.63%	****
2017			0.00%	1,061			10.30	10,926	1.93%			2.98%	****
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC (FCS)
2018	0.00%	to	0.25%	911,259	50.68	to	33.28	31,122,707	0.61%	-6.49%	to	-6.72%
2017	0.00%	to	0.25%	945,591	54.20	to	35.67	34,366,401	0.86%	21.76%	to	21.46%
2016	0.00%	to	0.25%	1,007,437	44.51	to	29.37	30,100,223	0.69%	7.91%	to	7.64%
2015	0.00%	to	0.25%	1,229,565	41.25	to	27.29	34,056,039	0.73%	0.56%	to	0.31%
2014	0.00%	to	0.25%	2,176,373	41.02	to	27.20	60,334,411	0.79%	11.82%	to	11.54%
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018			0.00%	307,387			15.32	4,707,648	0.68%			-24.77%
2017			0.00%	322,002			20.36	6,554,925	1.34%			-2.78%
2016			0.00%	389,722			20.94	8,159,951	0.51%			33.51%
2015			0.00%	390,067			15.68	6,117,397	0.97%			-20.75%
2014			0.00%	405,538			19.79	8,025,181	0.71%			-12.76%
FID VIPs Fund - VIP Equity-Income Portfolio: SC (FEIS)
2018	0.00%	to	0.25%	1,839,288	31.11	to	24.15	54,078,889	2.12%	-8.40%	to	-8.63%
2017	0.00%	to	0.25%	2,048,261	33.96	to	26.43	65,333,485	1.63%	12.80%	to	12.52%
2016	0.00%	to	0.25%	2,126,322	30.11	to	23.49	60,289,878	2.21%	17.90%	to	17.61%
2015	0.00%	to	0.25%	2,345,447	25.54	to	19.97	56,301,658	3.02%	-4.09%	to	-4.33%
2014	0.00%	to	0.25%	2,527,460	26.63	to	20.88	63,137,536	2.59%	8.65%	to	8.38%
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.00%	to	0.25%	97,923	20.25	to	19.57	1,975,771	1.48%	-4.10%	to	-4.34%
2017	0.00%	to	0.25%	112,612	21.12	to	20.46	2,371,326	1.46%	12.99%	to	12.71%
2016	0.00%	to	0.25%	123,827	18.69	to	18.16	2,307,272	1.47%	5.28%	to	5.02%
2015	0.00%	to	0.25%	125,604	17.76	to	17.29	2,221,284	1.62%	-0.31%	to	-0.56%
2014	0.00%	to	0.25%	141,331	17.81	to	17.39	2,509,861	1.52%	4.35%	to	4.09%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.00%	to	0.25%	1,161,074	21.36	to	20.64	24,346,102	1.24%	-5.98%	to	-6.21%
2017	0.00%	to	0.25%	1,599,123	22.72	to	22.01	35,613,470	1.51%	16.47%	to	16.18%
2016	0.00%	to	0.25%	1,731,090	19.50	to	18.94	33,032,291	1.57%	6.04%	to	5.78%
2015	0.00%	to	0.25%	1,516,176	18.39	to	17.91	27,384,785	1.92%	-0.37%	to	-0.62%
2014	0.00%	to	0.25%	1,234,002	18.46	to	18.02	22,435,469	1.76%	4.66%	to	4.40%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.00%	to	0.25%	1,217,467	22.76	to	22.00	27,148,345	1.36%	-7.88%	to	-8.12%
2017	0.00%	to	0.25%	1,041,787	24.71	to	23.94	25,261,893	1.58%	20.82%	to	20.52%
2016	0.00%	to	0.25%	788,851	20.45	to	19.86	15,880,362	1.52%	6.52%	to	6.25%
2015	0.00%	to	0.25%	670,689	19.20	to	18.70	12,707,207	1.80%	-0.34%	to	-0.58%
2014	0.00%	to	0.25%	523,809	19.27	to	18.81	9,982,525	1.60%	4.86%	to	4.60%
FID VIPs Fund - FID VIP Freedom Income Fund Portfolio: SC (FFINS)
2018	0.20%	to	0.25%	83,843	12.95	to	12.90	1,085,229	1.63%	-2.31%	to	-2.36%
2017	0.20%	to	0.25%	96,302	13.26	to	13.21	1,276,144	1.91%	8.28%	to	8.22%
2016	0.20%	to	0.25%	78,879	12.24	to	12.21	965,432	1.37%	4.11%	to	4.06%
2015	0.20%	to	0.25%	104,625	11.76	to	11.73	1,230,126	1.73%	-0.62%	to	-0.67%
2014	0.20%	to	0.25%	87,841	11.83	to	11.81	1,039,310	1.27%	3.49%	to	3.43%
FID VIPs Fund - VIP Growth OP: SC (FGOS)
2018	0.00%	to	0.25%	15,899	34.26	to	30.72	508,052	0.10%	12.35%	to	12.06%
2017	0.00%	to	0.25%	15,375	30.49	to	27.41	438,543	0.19%	34.40%	to	34.06%
2016	0.00%	to	0.25%	16,574	22.69	to	20.45	351,314	0.21%	0.25%	to	0.00%
2015	0.00%	to	0.25%	20,793	22.63	to	20.45	437,298	0.01%	5.48%	to	5.22%
2014	0.00%	to	0.25%	176,408	21.45	to	19.43	3,137,228	0.14%	12.10%	to	11.82%
FID VIPs Fund - VIP Growth Portfolio: SC (FGS)
2018	0.00%	to	0.25%	3,346,655	40.56	to	22.83	104,307,754	0.15%	-0.27%	to	-0.53%
2017	0.00%	to	0.25%	3,385,354	40.67	to	22.95	107,147,743	0.12%	35.00%	to	34.67%
2016	0.00%	to	0.25%	3,646,974	30.12	to	17.04	86,005,841	0.00%	0.71%	to	0.46%
2015	0.00%	to	0.25%	3,760,319	29.91	to	16.97	89,520,714	0.16%	7.05%	to	6.79%
2014	0.00%	to	0.25%	4,030,458	27.94	to	15.89	89,015,373	0.10%	11.19%	to	10.91%
FID VIPs Fund - VIP High Income Portfolio: SC (FHIS)
2018	0.00%	to	0.25%	467,620	20.99	to	25.64	10,733,570	5.51%	-3.60%	to	-3.84%
2017	0.00%	to	0.25%	518,507	21.78	to	26.66	12,325,334	5.01%	7.07%	to	6.80%
2016	0.00%	to	0.25%	607,022	20.34	to	24.96	13,483,822	5.26%	14.37%	to	14.09%
2015	0.00%	to	0.25%	656,054	17.78	to	21.88	12,742,577	6.06%	-3.76%	to	-4.00%
2014	0.00%	to	0.25%	617,230	18.48	to	22.79	12,531,665	5.59%	1.07%	to	0.82%
FID VIPs Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2018	0.20%	to	0.25%	3,169,190	21.31	to	21.19	67,489,203	1.89%	-4.68%	to	-4.73%
2017	0.20%	to	0.25%	2,545,030	22.36	to	22.25	56,866,293	1.76%	21.47%	to	21.41%
2016	0.20%	to	0.25%	2,755,616	18.41	to	18.32	50,693,063	1.45%	11.64%	to	11.58%
2015	0.20%	to	0.25%	2,841,994	16.49	to	16.42	46,835,841	2.06%	1.13%	to	1.08%
2014	0.20%	to	0.25%	2,135,022	16.30	to	16.25	34,793,037	1.59%	13.34%	to	13.29%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018	0.00%	to	0.25%	9,699,249	18.01	to	17.32	170,350,032	2.39%	-0.63%	to	-0.88%
2017	0.00%	to	0.25%	10,397,837	18.13	to	17.47	183,915,056	2.30%	4.16%	to	3.90%
2016	0.00%	to	0.25%	10,948,211	17.40	to	16.82	186,155,320	2.38%	4.63%	to	4.37%
2015	0.00%	to	0.25%	10,467,562	16.63	to	16.11	170,471,100	2.56%	-0.71%	to	-0.95%
2014	0.00%	to	0.25%	9,237,349	16.75	to	16.27	151,948,959	4.79%	5.75%	to	5.49%
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.00%	to	0.25%	702,092	49.60	to	47.69	34,390,784	0.55%	-14.64%	to	-14.85%
2017	0.00%	to	0.25%	765,171	58.10	to	56.01	43,909,359	0.62%	20.70%	to	20.40%
2016	0.00%	to	0.25%	843,557	48.14	to	46.52	40,121,821	0.40%	12.11%	to	11.83%
2015	0.00%	to	0.25%	977,992	42.94	to	41.60	41,543,203	0.36%	-1.50%	to	-1.75%
2014	0.00%	to	0.25%	1,164,190	43.59	to	42.34	50,266,013	0.16%	6.20%	to	5.93%
FID VIPs Fund - VIP Gov MM Portfolio: Initial Class (FMMP)
2018	0.20%	to	0.25%	843,109	10.19	to	10.18	8,593,800	1.61%	1.44%	to	1.39%
2017	0.20%	to	0.25%	564,836	10.05	to	10.04	5,675,977	0.61%	0.48%	to	0.43%
2016	0.20%	to	0.25%	935,135			10.00	9,352,900	0.06%			0.00%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Overseas Portfolio: SC (FOS)
2018	0.00%	to	0.25%	740,247	22.66	to	16.73	16,017,861	1.51%	-14.88%	to	-15.10%
2017	0.00%	to	0.25%	730,959	26.62	to	19.71	18,847,240	1.34%	30.10%	to	29.78%
2016	0.00%	to	0.25%	778,504	20.46	to	15.19	15,330,538	1.31%	-5.12%	to	-5.36%
2015	0.00%	to	0.25%	882,090	21.56	to	16.05	18,130,581	1.45%	3.49%	to	3.23%
2014	0.00%	to	0.25%	527,024	20.84	to	15.54	9,627,274	1.18%	-8.16%	to	-8.39%
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.00%	to	0.25%	101,371	27.86	to	26.72	2,821,079	0.86%	-17.33%	to	-17.54%
2017	0.00%	to	0.25%	110,394	33.70	to	32.40	3,716,625	1.39%	19.21%	to	18.91%
2016	0.00%	to	0.25%	121,726	28.27	to	27.25	3,438,169	1.04%	9.48%	to	9.21%
2015	0.00%	to	0.25%	133,932	25.82	to	24.95	3,457,479	0.74%	-3.05%	to	-3.30%
2014	0.00%	to	0.10%	210,258	26.63	to	26.30	5,579,423	0.96%	6.69%	to	6.59%
FID VIPs Fund - FID VIP Freedom Fund 2005 Portfolio: SC (FF05S)
2018	0.20%	to	0.25%	80,945	14.14	to	14.08	1,143,881	1.82%	-3.21%	to	-3.26%
2017	0.20%	to	0.25%	39,100	14.61	to	14.56	570,897	1.55%	10.68%	to	10.62%
2016	0.20%	to	0.25%	25,154	13.20	to	13.16	331,860	1.68%	4.68%	to	4.63%
2015	0.20%	to	0.25%	13,584	12.61	to	12.58	171,219	2.28%	-0.55%	to	-0.59%
2014	0.20%	to	0.25%	7,230	12.68	to	12.65	91,635	2.81%	3.98%	to	3.92%
FID VIPs Fund - FID VIP Freedom Fund 2015 Portfolio: SC (FF15S)
2018	0.00%	to	0.25%	384,349	16.12	to	15.69	6,076,691	1.18%	-5.11%	to	-5.35%
2017	0.00%	to	0.25%	620,101	16.99	to	16.58	10,323,285	1.45%	14.93%	to	14.65%
2016	0.00%	to	0.25%	559,667	14.78	to	14.46	8,116,942	1.35%	5.81%	to	5.55%
2015	0.00%	to	0.25%	785,176	13.97	to	13.70	10,782,045	1.88%	-0.44%	to	-0.68%
2014	0.00%	to	0.25%	660,580	14.03	to	13.80	9,131,177	1.73%	4.63%	to	4.37%
FID VIPs Fund - FID VIP Freedom Fund 2025 Portfolio: SC (FF25S)
2018	0.00%	to	0.25%	1,597,869	16.77	to	16.32	26,224,218	1.45%	-6.61%	to	-6.85%
2017	0.00%	to	0.25%	1,324,262	17.95	to	17.52	23,303,561	1.49%	17.84%	to	17.54%
2016	0.00%	to	0.25%	1,193,459	15.24	to	14.91	17,836,355	1.59%	6.11%	to	5.85%
2015	0.00%	to	0.25%	974,642	14.36	to	14.09	13,753,120	1.84%	-0.36%	to	-0.61%
2014	0.00%	to	0.25%	769,831	14.41	to	14.17	10,931,160	1.78%	4.98%	to	4.72%
FID VIPs Fund - FID VIP Freedom Fund 2040 Portfolio: SC (FF40S)
2018	0.00%	to	0.25%	820,514	18.79	to	18.39	15,150,295	1.14%	-9.94%	to	-10.17%
2017	0.00%	to	0.25%	694,673	20.87	to	20.47	14,265,216	1.36%	23.42%	to	23.11%
2016	0.00%	to	0.25%	507,853	16.91	to	16.63	8,463,559	1.31%	6.75%	to	6.48%
2015	0.00%	to	0.25%	429,474	15.84	to	15.62	6,716,605	1.63%	-0.35%	to	-0.60%
2014	0.00%	to	0.25%	358,910	15.90	to	15.71	5,646,780	1.51%	4.83%	to	4.57%
FID VIPs - EM Portfolio - SC (FEMS)
2018	0.00%	to	0.25%	435,283	8.33	to	8.32	3,620,730	1.85%	-16.70%	to	-16.84%	****
FID VIPs Fund - FID VIP Freedom Fund 2035 Portfolio: SC (FF35S)
2018	0.20%	to	0.25%	116,705	9.14	to	9.14	1,066,113	1.64%	-8.62%	to	-8.65%	****
FID VIPs Fund - FID VIP Freedom Fund 2050 Portfolio: SC (FF50S)
2018	0.00%	to	0.25%	80,264	10.13	to	10.09	809,970	1.27%	-10.03%	to	-10.26%
2017			0.25%	1,422			11.24	15,987	0.00%			12.42%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018			0.00%	291,083			19.13	5,567,176	4.84%			-4.30%
2017			0.00%	312,146			19.99	6,238,515	4.00%			9.67%
2016			0.00%	369,466			18.22	6,732,869	5.10%			14.02%
2015			0.00%	377,928			15.98	6,040,094	4.68%			-7.05%
2014			0.00%	390,265			17.20	6,710,629	4.91%			4.62%
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 1 (FTVRDI)
2018			0.00%	431,290			36.94	15,930,312	1.51%			-4.84%
2017			0.00%	468,247			38.82	18,175,344	1.73%			20.85%
2016			0.00%	517,880			32.12	16,634,002	1.58%			16.33%
2015			0.00%	570,589			27.61	15,754,609	1.64%			-3.42%
2014			0.00%	599,977			28.59	17,151,918	1.53%			9.01%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 1 (FTVSVI)
2018			0.00%	195,223			42.90	8,374,304	1.12%			-12.69%
2017			0.00%	219,865			49.13	10,801,676	0.73%			10.92%
2016			0.00%	245,509			44.29	10,874,493	1.03%			30.54%
2015			0.00%	255,164			33.93	8,658,290	0.91%			-7.18%
2014			0.00%	292,511			36.56	10,693,748	0.83%			0.88%
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
2018	0.00%	to	0.25%	347,426	26.14	to	25.26	8,812,766	0.88%	-12.88%	to	-13.09%
2017	0.00%	to	0.25%	376,155	30.00	to	29.07	10,963,630	0.52%	10.65%	to	10.38%
2016	0.00%	to	0.25%	416,003	27.11	to	26.33	10,975,714	0.81%	30.19%	to	29.86%
2015	0.00%	to	0.25%	436,021	20.83	to	20.28	8,856,820	0.65%	-7.39%	to	-7.62%
2014	0.00%	to	0.25%	512,783	22.49	to	21.95	11,301,870	0.63%	0.57%	to	0.32%
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2018	0.00%	to	0.25%	77,118	15.33	to	14.91	1,160,875	2.26%	-11.22%	to	-11.44%
2017	0.00%	to	0.25%	117,265	17.26	to	16.84	2,001,639	1.52%	8.60%	to	8.33%
2016	0.00%	to	0.25%	136,852	15.90	to	15.54	2,163,040	1.69%	12.18%	to	11.90%
2015	0.00%	to	0.25%	147,343	14.17	to	13.89	2,077,541	3.80%	-3.65%	to	-3.89%
2014	0.00%	to	0.25%	32,122	14.71	to	14.45	464,392	2.43%	5.71%	to	5.44%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018			0.00%	271,977			10.53	2,862,884	0.84%			-15.79%
2017			0.00%	315,423			12.50	3,942,967	0.98%			40.41%
2016			0.00%	271,041			8.90	2,413,106	0.80%			17.44%
2015			0.00%	285,175			7.58	2,161,899	2.16%			-19.60%
2014			0.00%	338,402			9.43	3,190,883	1.50%			-5.71%	****
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 1 (TIF)
2018			0.00%	32,259			25.52	823,231	2.91%			-15.27%
2017			0.00%	36,093			30.12	1,087,047	2.78%			17.02%
2016			0.00%	38,500			25.74	990,896	2.16%			7.49%
2015			0.00%	42,432			23.94	1,016,000	3.58%			-6.31%
2014			0.00%	48,081			25.56	1,228,764	2.07%			-10.89%
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.00%	to	0.25%	638,100	23.23	to	22.30	14,431,388	2.90%	-15.44%	to	-15.65%
2017	0.00%	to	0.25%	909,729	27.47	to	26.44	24,380,084	2.61%	16.69%	to	16.40%
2016	0.00%	to	0.25%	1,063,433	23.54	to	22.71	24,424,763	1.95%	7.18%	to	6.91%
2015	0.00%	to	0.25%	1,146,428	21.96	to	21.24	24,618,620	3.22%	-6.49%	to	-6.73%
2014	0.00%	to	0.25%	1,087,231	23.49	to	22.77	25,006,807	1.97%	-11.13%	to	-11.35%
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.00%	to	0.25%	384,666	17.76	to	17.27	6,819,854	0.00%	1.94%	to	1.68%
2017	0.00%	to	0.25%	391,878	17.42	to	16.98	6,816,520	0.00%	1.93%	to	1.67%
2016	0.00%	to	0.25%	457,762	17.09	to	16.70	7,800,411	0.00%	2.94%	to	2.68%
2015	0.00%	to	0.25%	662,999	16.60	to	16.26	10,987,604	7.60%	-4.30%	to	-4.54%
2014	0.00%	to	0.25%	774,609	17.35	to	17.04	13,406,161	3.71%	1.83%	to	1.58%
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018			0.00%	36,186			14.84	536,952	2.82%			-9.65%
2017			0.00%	44,376			16.42	728,797	2.69%			11.98%
2016			0.00%	44,251			14.67	649,006	3.82%			13.18%
2015			0.00%	51,295			12.96	664,708	2.92%			-6.21%
2014			0.00%	53,635			13.82	741,071	2.78%			2.85%
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 1 (FTVGB1)
2018	0.00%	to	0.25%	1,622,403	11.61	to	10.32	16,855,643	0.00%	2.21%	to	1.96%
2017	0.00%	to	0.25%	1,575,152	11.36	to	10.12	16,147,835	0.00%	2.15%	to	1.90%
2016	0.00%	to	0.25%	1,451,430	11.12	to	9.93	14,597,838	0.00%	3.21%	to	2.95%
2015	0.00%	to	0.25%	1,372,392	10.78	to	9.65	13,399,403	7.61%	-4.10%	to	-4.34%
2014	0.00%	to	0.25%	1,178,165	11.24	to	10.08	11,985,782	4.04%	2.12%	to	0.85%	****
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
2018	0.00%	to	0.25%	1,180,431	32.90	to	31.71	37,660,658	0.98%	-11.84%	to	-12.06%
2017	0.00%	to	0.25%	1,224,199	37.31	to	36.06	44,377,807	0.81%	13.76%	to	13.48%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.00%	to	0.25%	1,056,953	32.80	to	31.78	33,768,491	0.66%	14.69%	to	14.41%
2015	0.00%	to	0.25%	573,578	28.60	to	27.77	16,060,386	0.94%	-2.66%	to	-2.90%
2014	0.00%	to	0.25%	372,474	29.38	to	28.60	10,699,926	0.71%	15.11%	to	14.82%
JPM IT - JPM IT Small Cap Core Portfolio 1 (JPSCE1)
2018	0.00%	to	0.25%	37,754	11.32	to	11.21	425,088	0.39%	-11.93%	to	-12.15%
2017	0.00%	to	0.25%	20,047	12.85	to	12.76	255,955	0.30%	15.23%	to	14.94%
2016			0.25%	9,466			11.10	105,109	0.47%			19.91%
2015			0.25%	4,684			9.26	43,373	0.00%			-7.40%	****
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2018	0.00%	to	0.25%	903,670	34.24	to	32.87	30,123,577	1.77%	0.43%	to	0.18%
2017	0.00%	to	0.25%	983,001	34.09	to	32.81	32,650,861	1.40%	18.13%	to	17.84%
2016	0.00%	to	0.25%	1,000,252	28.86	to	27.84	28,132,139	1.98%	4.32%	to	4.06%
2015	0.00%	to	0.25%	947,970	27.66	to	26.76	25,570,430	1.68%	0.41%	to	0.16%
2014	0.00%	to	0.25%	933,751	27.55	to	26.71	25,164,067	1.54%	8.24%	to	7.97%
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
2018			0.00%	118,018			11.57	1,365,946	0.28%			-0.41%
2017			0.00%	59,840			11.62	695,474	0.03%			16.22%	****
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2018	0.00%	to	0.25%	1,614,203	13.62	to	13.53	21,901,072	0.13%	-0.66%	to	-0.91%
2017	0.00%	to	0.25%	1,484,183	13.71	to	13.66	20,303,080	0.74%	27.09%	to	26.77%
2016	0.00%	to	0.25%	457,212	10.79	to	10.77	4,926,666	0.40%	7.90%	to	7.72%	****
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2018	0.00%	to	0.25%	658,022	10.53	to	10.41	6,885,159	2.84%	-1.29%	to	-1.53%
2017	0.00%	to	0.25%	590,048	10.66	to	10.58	6,253,498	2.47%	3.35%	to	3.10%
2016	0.00%	to	0.25%	1,347,630	10.32	to	10.26	13,834,191	2.43%	2.22%	to	1.97%
2015	0.00%	to	0.25%	1,234,000	10.09	to	10.06	12,417,813	2.23%	-0.06%	to	-0.31%
2014	0.20%	to	0.25%	435,927			10.09	4,399,676	1.29%			0.92%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.00%	to	0.25%	1,660,305	27.54	to	26.27	45,182,808	1.23%	1.72%	to	1.46%
2017	0.00%	to	0.25%	1,807,599	27.08	to	25.89	48,354,785	0.00%	29.99%	to	29.67%
2016	0.00%	to	0.25%	1,996,099	20.83	to	19.97	41,096,683	0.88%	1.94%	to	1.69%
2015	0.00%	to	0.25%	2,232,703	20.43	to	19.63	45,096,682	1.25%	11.94%	to	11.66%
2014	0.00%	to	0.25%	2,473,108	18.25	to	17.58	44,660,750	0.03%	8.47%	to	8.20%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.00%	to	0.25%	1,466,235	16.13	to	15.39	23,412,937	1.05%	0.91%	to	0.66%
2017	0.00%	to	0.25%	1,474,567	15.99	to	15.29	23,375,459	0.44%	44.91%	to	44.55%
2016	0.00%	to	0.25%	1,367,724	11.03	to	10.57	14,991,999	0.09%	13.85%	to	13.57%
2015	0.00%	to	0.25%	1,452,572	9.69	to	9.31	14,007,986	0.81%	4.65%	to	4.38%
2014	0.00%	to	0.25%	1,666,220	9.26	to	8.92	15,350,042	0.00%	9.35%	to	9.07%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.00%	to	0.25%	1,298,483	14.45	to	13.78	18,565,042	1.66%	-15.14%	to	-15.35%
2017	0.00%	to	0.25%	1,399,934	17.03	to	16.28	23,603,457	1.58%	30.80%	to	30.48%
2016	0.00%	to	0.25%	1,506,768	13.02	to	12.48	19,431,410	5.11%	-6.71%	to	-6.94%
2015	0.00%	to	0.25%	1,556,610	13.95	to	13.41	21,561,467	0.48%	-8.80%	to	-9.03%
2014	0.00%	to	0.25%	1,927,784	15.30	to	14.74	29,256,435	5.77%	-12.10%	to	-12.32%
Janus Henderson VIT Mid Cap Value Portfolio: Service Shares (JAMVS)
2018	0.20%	to	0.25%	53,472	16.94	to	16.87	905,705	0.83%	-13.99%	to	-14.04%
2017	0.20%	to	0.25%	80,340	19.70	to	19.62	1,582,383	0.65%	13.40%	to	13.35%
2016	0.00%	to	0.25%	82,367	17.60	to	17.31	1,432,096	0.82%	18.76%	to	18.47%
2015	0.00%	to	0.25%	135,681	14.82	to	14.61	1,988,712	1.06%	-3.69%	to	-3.93%
2014	0.00%	to	0.25%	128,064	15.39	to	15.21	1,952,405	3.38%	8.44%	to	8.17%
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2018	0.00%	to	0.25%	2,023,340	10.80	to	10.57	21,507,124	1.42%	-18.56%	to	-18.76%
2017	0.00%	to	0.25%	3,009,423	13.27	to	13.01	39,329,049	1.77%	27.82%	to	27.51%
2016	0.00%	to	0.25%	3,028,245	10.38	to	10.21	31,006,169	1.04%	20.78%	to	20.48%
2015	0.00%	to	0.25%	3,088,800	8.59	to	8.47	26,233,081	1.29%	-20.05%	to	-20.25%
2014	0.00%	to	0.25%	2,531,668	10.75	to	10.62	26,936,682	1.81%	-4.64%	to	-4.87%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
LAITSeries Fund Inc - Bond Debenture Portfolio: Class VC (LOVBD)
2018	0.00%	to	0.25%	260,383	11.71	to	11.57	3,013,495	4.66%	-4.02%	to	-4.26%
2017	0.00%	to	0.25%	248,802	12.20	to	12.09	3,007,551	4.42%	9.21%	to	8.94%
2016	0.20%	to	0.25%	226,991	11.11	to	11.09	2,518,441	5.09%	11.91%	to	11.85%
2015	0.20%	to	0.25%	30,871	9.93	to	9.92	306,229	8.70%	-1.73%	to	-1.78%
LAITSeries Fund Inc - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2018	0.00%	to	0.25%	467	19.94	to	19.27	9,231	0.67%	-15.04%	to	-15.25%
2017	0.00%	to	0.25%	497	23.46	to	22.73	11,571	0.25%	6.83%	to	6.56%
2016	0.00%	to	0.25%	5,533	21.96	to	21.33	118,289	0.51%	16.39%	to	16.10%
2015	0.00%	to	0.25%	5,441	18.87	to	18.37	100,210	0.10%	-3.79%	to	-4.03%
2014	0.00%	to	0.25%	57,274	19.61	to	19.15	1,101,297	0.34%	11.53%	to	11.25%
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.00%	to	0.25%	2,164,849	10.53	to	10.43	22,624,297	3.23%	-1.03%	to	-1.27%
2017	0.00%	to	0.25%	1,886,225	10.64	to	10.57	19,954,760	3.01%	3.86%	to	3.61%
2016	0.00%	to	0.25%	1,122,526	10.24	to	10.20	11,458,058	3.23%	4.26%	to	4.00%
2015	0.00%	to	0.25%	696,348	9.82	to	9.81	6,830,955	6.21%	-1.76%	to	-1.93%	****
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2018	0.00%	to	0.25%	1,808,605	10.50	to	10.43	18,872,525	3.81%	1.15%	to	0.90%
2017	0.20%	to	0.25%	1,393,388	10.35	to	10.34	14,405,924	3.55%	1.99%	to	1.93%
2016	0.20%	to	0.25%	1,181,419			10.14	11,980,773	4.09%			1.40%	****
MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)
2018	0.20%	to	0.25%	173,610	13.22	to	13.19	2,291,750	1.32%	-8.17%	to	-8.22%
2017	0.20%	to	0.25%	69,728	14.40	to	14.37	1,002,295	1.31%	20.23%	to	20.17%
2016	0.20%	to	0.25%	56,347	11.98	to	11.96	673,978	1.20%	7.96%	to	7.91%
2015	0.20%	to	0.25%	74,067	11.09	to	11.08	821,115	2.15%	0.67%	to	0.62%
MFS(R) VIT - MFS Total Return Bond Series: SC (MVRBSS)
2018			0.25%	23,116			10.07	232,843	2.90%			-1.58%
2017			0.25%	9,484			10.23	97,060	0.00%			2.34%	****
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2018			0.00%	229,541			13.54	3,108,024	0.58%			0.81%
2017			0.00%	251,410			13.43	3,376,803	0.65%			28.42%
2016			0.00%	271,340			10.46	2,837,846	0.60%			6.08%
2015			0.00%	297,791			9.86	2,936,113	0.50%			-1.40%	****
MFS(R) VIT II - MFS Research Intnl Portfolio: SC (MV2RIS)
2018	0.00%	to	0.25%	87,513	9.96	to	9.86	865,005	1.28%	-14.32%	to	-14.53%
2017	0.00%	to	0.25%	140,953	11.62	to	11.54	1,628,346	1.07%	27.90%	to	27.58%
2016	0.20%	to	0.25%	287,386			9.05	2,599,441	1.34%			-1.16%
2015	0.00%	to	0.25%	310,021	9.17	to	9.15	2,837,301	1.83%	-8.31%	to	-8.49%	****
MFS(R) VIT - MFS New Discovery Series: Initial Class (MNDIC)
2018			0.00%	48,699			18.11	882,052	0.00%			-1.48%
2017			0.00%	28,555			18.38	524,942	0.00%			26.65%
2016			0.00%	23,315			14.51	338,410	0.00%			9.05%
2015			0.00%	30,567			13.31	406,846	0.00%			-1.89%
2014			0.00%	39,384			13.57	534,273	0.00%			-7.26%
MFS(R) VIT - MFS Mid Cap Growth Series: SC (MMCGSC)
2018	0.00%	to	0.25%	17,017	9.61	to	9.60	163,437	0.00%	-3.86%	to	-4.02%	****
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
2018	0.00%	to	0.25%	29,829	17.82	to	17.52	530,286	0.00%	-1.72%	to	-1.96%
2017	0.00%	to	0.25%	32,546	18.13	to	17.87	588,335	0.00%	26.33%	to	26.02%
2016	0.20%	to	0.25%	5,578	14.22	to	14.18	79,121	0.00%	8.58%	to	8.53%
2015	0.00%	to	0.25%	27,229	13.19	to	13.07	356,357	0.00%	-2.15%	to	-2.39%
2014	0.00%	to	0.25%	81,742	13.48	to	13.39	1,095,280	0.00%	-7.49%	to	-7.72%
MFS(R) VIT - MFS Value Series: Initial Class (MVFIC)
2018			0.00%	262,410			38.12	10,003,144	1.49%			-10.09%
2017			0.00%	318,782			42.40	13,515,237	1.92%			17.65%
2016			0.00%	332,771			36.04	11,991,713	2.16%			14.09%
2015			0.00%	313,122			31.59	9,890,222	2.29%			-0.74%
2014			0.00%	314,764			31.82	10,015,870	1.51%			10.51%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT - MFS Value Series: SC (MVFSC)
2018	0.00%	to	0.25%	4,057,097	18.40	to	17.89	72,846,194	1.32%	-10.36%	to	-10.58%
2017	0.00%	to	0.25%	4,097,326	20.53	to	20.01	82,242,780	1.81%	17.35%	to	17.06%
2016	0.00%	to	0.25%	3,786,227	17.49	to	17.09	64,920,421	2.00%	13.78%	to	13.49%
2015	0.00%	to	0.25%	2,395,774	15.38	to	15.06	36,194,371	2.12%	-0.93%	to	-1.18%
2014	0.00%	to	0.25%	1,817,807	15.52	to	15.24	27,779,416	1.33%	10.20%	to	9.93%
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.00%	to	0.25%	3,148,318	26.64	to	26.00	82,138,111	0.86%	-9.72%	to	-9.95%
2017	0.00%	to	0.25%	3,580,987	29.51	to	28.87	103,804,494	1.35%	26.82%	to	26.50%
2016	0.00%	to	0.25%	3,598,366	23.27	to	22.83	82,415,948	1.15%	3.84%	to	3.58%
2015	0.00%	to	0.25%	3,393,304	22.41	to	22.04	74,992,713	1.81%	6.32%	to	6.05%
2014	0.00%	to	0.25%	2,912,540	21.07	to	20.78	60,625,656	1.84%	1.13%	to	0.88%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018			0.00%	117,770			17.77	2,092,287	2.53%			-0.65%
2017			0.00%	133,523			17.88	2,387,701	3.17%			6.24%
2016			0.00%	118,983			16.83	2,002,670	2.08%			6.11%
2015			0.00%	101,355			15.86	1,607,721	3.38%			-0.65%
2014			0.00%	107,604			15.97	1,718,027	2.84%			7.85%
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
2018	0.00%	to	0.25%	207,015	37.22	to	35.61	7,571,021	7.47%	-6.94%	to	-7.18%
2017	0.00%	to	0.25%	524,587	39.99	to	38.36	24,398,279	5.49%	9.71%	to	9.44%
2016	0.00%	to	0.25%	507,033	36.45	to	35.05	21,693,860	6.88%	10.55%	to	10.28%
2015	0.00%	to	0.25%	826,783	32.97	to	31.78	33,218,941	5.22%	-1.12%	to	-1.36%
2014	0.00%	to	0.25%	955,142	33.35	to	32.22	38,169,060	5.48%	2.93%	to	2.67%
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
2018	0.00%	to	0.25%	449,700	11.84	to	11.51	5,193,412	3.12%	-8.20%	to	-8.43%
2017	0.00%	to	0.25%	395,703	12.90	to	12.57	4,985,540	2.33%	9.71%	to	9.43%
2016	0.00%	to	0.25%	422,599	11.76	to	11.49	4,870,267	1.40%	3.12%	to	2.86%
2015	0.00%	to	0.25%	471,131	11.40	to	11.17	5,270,760	2.30%	-1.42%	to	-1.66%
2014	0.00%	to	0.25%	421,696	11.57	to	11.36	4,797,159	0.69%	13.85%	to	13.57%
MS VIF Inc - Mid Cap Growth Portfolio: Class I (MSVMG)
2018	0.00%	to	0.25%	168,880	23.79	to	22.71	3,847,166	0.00%	10.65%	to	10.37%
2017	0.00%	to	0.25%	229,681	21.50	to	20.58	4,737,853	0.00%	38.76%	to	38.42%
2016	0.00%	to	0.25%	372,666	15.50	to	14.86	5,557,051	0.00%	-8.78%	to	-9.01%
2015	0.00%	to	0.25%	561,751	16.99	to	16.34	9,220,353	0.00%	-5.90%	to	-6.13%
2014	0.00%	to	0.25%	758,843	18.05	to	17.40	13,267,348	0.00%	1.97%	to	1.71%
MS VIF Inc - Growth Portfolio: Class I (MSVEG)
2018	0.00%	to	0.25%	70,519	30.91	to	30.05	2,142,311	0.00%	7.54%	to	7.27%
2017	0.00%	to	0.25%	91,342	28.74	to	28.02	2,577,089	0.00%	43.15%	to	42.79%
2016	0.00%	to	0.25%	81,298	20.08	to	19.62	1,601,538	0.00%	-1.64%	to	-1.88%
2015	0.00%	to	0.25%	69,285	20.41	to	20.00	1,390,107	0.00%	12.24%	to	11.96%
2014	0.00%	to	0.25%	71,574	18.19	to	17.86	1,280,698	0.00%	6.36%	to	6.09%
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
2018	0.10%	to	0.25%	174,180	52.34	to	48.49	9,200,872	2.83%	-7.71%	to	-7.95%
2017	0.10%	to	0.25%	288,035	66.09	to	52.67	16,012,798	1.53%	3.01%	to	2.85%
2016	0.10%	to	0.25%	338,494	64.16	to	51.21	18,264,129	1.38%	6.71%	to	6.55%
2015	0.10%	to	0.25%	402,965	60.13	to	48.07	20,329,045	1.35%	2.07%	to	1.92%
2014	0.10%	to	0.25%	417,956	58.91	to	47.16	20,424,278	1.39%	29.59%	to	29.40%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018			0.00%	252			10.18	2,566	2.69%			1.83%	****
NW VIT - NVIT ID Managed Growth & Income Fund: Class I (IDPGI)
2017			0.00%	7			11.96	84	1.18%			14.30%
2016			0.00%	77			10.47	806	12.37%			5.94%
2014			0.00%	1			10.20	10	2.52%			1.96%	****
NW VIT - NVIT ID Managed Growth Fund: Class I (IDPG)
2018			0.00%	2,366			11.56	27,362	1.96%			-5.82%
2017			0.00%	3,468			12.28	42,586	3.31%			17.23%
2015			0.00%	4,397			9.77	42,952	1.83%			-3.71%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
2017			0.00%	8			11.85	95	1.12%			14.96%
2016			0.00%	78			10.31	804	0.88%			5.74%
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
2018			0.00%	7,902			11.25	88,929	2.72%			-6.79%
2017			0.00%	4,793			12.07	57,867	1.81%			17.98%
2016			0.00%	4,715			10.23	48,251	3.18%			6.40%
2015			0.00%	4,610			9.62	44,339	1.34%			-4.62%
2014			0.00%	4,296			10.08	43,319	3.21%			0.84%	****
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2018	0.00%	to	0.25%	16,799,978	10.81	to	10.69	180,438,802	2.58%	-0.36%	to	-0.61%
2017	0.00%	to	0.25%	16,764,981	10.85	to	10.75	181,026,501	3.00%	3.12%	to	2.86%
2016	0.00%	to	0.25%	9,423,378	10.53	to	10.46	98,726,317	2.31%	2.26%	to	2.01%
2015	0.00%	to	0.25%	9,294,873	10.29	to	10.25	95,391,912	2.32%	0.14%	to	-0.11%
2014	0.00%	to	0.25%	5,645,631	10.28	to	10.26	57,954,008	3.92%	2.78%	to	2.61%	****
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
2018	0.00%	to	0.25%	2,384,652	9.90	to	9.78	23,397,777	2.12%	-13.81%	to	-14.03%
2017	0.00%	to	0.25%	3,314,850	11.48	to	11.38	37,811,091	3.00%	24.88%	to	24.57%
2016	0.00%	to	0.25%	2,805,657	9.19	to	9.13	25,664,925	3.07%	0.92%	to	0.67%
2015	0.00%	to	0.25%	2,225,659	9.11	to	9.07	20,212,790	3.36%	-0.96%	to	-1.21%
2014	0.00%	to	0.25%	1,245,179	9.20	to	9.18	11,440,668	2.49%	-8.01%	to	-8.16%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018			0.00%	1,267,871			27.88	35,347,777	1.42%			-9.35%
2017			0.00%	1,357,653			30.75	41,754,065	1.69%			8.67%
2016			0.00%	1,455,365			28.30	41,186,313	2.38%			20.44%
2015			0.00%	1,546,350			23.50	36,335,010	2.39%			-4.28%
2014			0.00%	1,667,165			24.55	40,923,361	2.00%			13.12%
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018			0.00%	565,512			19.92	11,262,919	1.19%			-4.98%
2017			0.00%	597,989			20.96	12,533,765	1.14%			15.79%
2016			0.00%	511,729			18.10	9,262,950	1.92%			9.00%
2015			0.00%	519,808			16.61	8,632,339	1.42%			0.98%
2014			0.00%	490,736			16.44	8,070,122	0.95%			4.99%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018			0.00%	109,099			13.80	1,505,534	2.41%			-1.07%
2017			0.00%	93,773			13.95	1,308,080	1.22%			3.21%
2016			0.00%	101,604			13.52	1,373,217	2.37%			2.65%
2015			0.00%	113,914			13.17	1,499,841	1.36%			-0.23%
2014			0.00%	117,093			13.20	1,545,265	1.22%			4.98%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018			0.00%	360,690			22.02	7,944,061	0.23%			-9.42%
2017			0.00%	374,171			24.32	9,098,183	0.70%			30.97%
2016			0.00%	393,395			18.57	7,303,931	1.45%			0.19%
2015			0.00%	426,191			18.53	7,898,072	0.69%			6.54%
2014			0.00%	375,662			17.39	6,534,147	0.70%			1.84%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018			0.00%	456,682			24.51	11,193,967	0.31%			-0.66%
2017			0.00%	481,969			24.67	11,891,807	0.31%			27.80%
2016			0.00%	505,916			19.31	9,767,654	0.22%			9.06%
2015			0.00%	539,000			17.70	9,541,628	0.71%			6.43%
2014			0.00%	582,797			16.63	9,693,899	0.44%			8.07%
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018			0.00%	192,213			19.96	3,836,977	1.02%			-2.18%
2017			0.00%	187,941			20.41	3,835,490	1.40%			21.93%
2016			0.00%	195,828			16.74	3,277,768	1.12%			11.09%
2015			0.00%	198,459			15.07	2,990,282	0.84%			1.09%
2014			0.00%	223,749			14.91	3,335,091	0.79%			10.23%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.00%	to	0.25%	798,649	30.29	to	29.78	23,884,052	6.16%	-3.00%	to	-3.24%
2017	0.00%	to	0.25%	760,714	31.23	to	30.78	23,508,545	5.56%	6.76%	to	6.49%
2016	0.00%	to	0.25%	764,369	29.25	to	28.90	22,163,019	5.76%	14.16%	to	13.87%
2015	0.00%	to	0.25%	792,106	25.62	to	25.38	20,149,457	5.47%	-2.61%	to	-2.85%
2014	0.00%	to	0.25%	816,154	26.31	to	26.13	21,289,529	5.48%	2.55%	to	2.29%
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.00%	to	0.25%	532,915	27.08	to	25.87	14,229,176	0.68%	-17.42%	to	-17.62%
2017	0.00%	to	0.25%	564,747	32.79	to	31.40	18,301,969	1.42%	41.50%	to	41.15%
2016	0.00%	to	0.25%	533,999	23.17	to	22.25	12,233,957	0.82%	7.72%	to	7.45%
2015	0.00%	to	0.25%	532,848	21.51	to	20.71	11,336,532	0.85%	-15.99%	to	-16.20%
2014	0.00%	to	0.25%	557,428	25.61	to	24.71	14,127,165	1.22%	-5.51%	to	-5.74%
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018	0.00%	to	0.25%	959,672	17.65	to	16.86	16,670,300	2.05%	-14.53%	to	-14.75%
2017	0.00%	to	0.25%	945,696	20.65	to	19.78	19,235,070	1.80%	27.45%	to	27.13%
2016	0.00%	to	0.25%	1,036,347	16.20	to	15.55	16,611,416	2.14%	0.87%	to	0.62%
2015	0.00%	to	0.25%	1,135,892	16.06	to	15.46	18,048,434	0.54%	-3.06%	to	-3.30%
2014	0.00%	to	0.25%	960,722	16.57	to	15.99	15,746,265	3.56%	-0.45%	to	-0.70%
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
2018			0.00%	18,710			10.28	192,399	1.82%			-14.80%
2017			0.00%	19,184			12.07	231,546	1.53%			27.07%
2016			0.00%	19,769			9.50	187,771	1.93%			0.63%
2015			0.00%	20,759			9.44	195,933	0.25%			-3.22%
2014			0.00%	25,389			9.75	247,606	3.79%			-0.72%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018			0.00%	777,174			19.40	15,079,331	0.54%			-4.76%
2017			0.00%	885,441			20.37	18,039,591	0.52%			24.85%
2016			0.00%	970,413			16.32	15,835,198	0.80%			13.60%
2015			0.00%	1,043,310			14.36	14,986,341	0.77%			-1.08%
2014			0.00%	1,156,523			14.52	16,793,852	0.89%			6.60%
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
2018	0.00%	to	0.25%	10,147	20.41	to	12.03	206,797	0.66%	-5.79%	to	-6.03%
2017			0.00%	10,377			21.66	224,801	0.54%			18.62%
2016			0.00%	13,923			18.26	254,278	0.79%			10.11%
2015			0.00%	16,728			16.59	277,452	0.77%			-0.32%
2014			0.00%	20,963			16.64	348,823	0.40%			10.60%
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
2018	0.00%	to	0.25%	190,615	16.09	to	24.51	3,108,220	1.88%	-10.72%	to	-10.95%
2017	0.00%	to	0.25%	256,531	18.03	to	27.53	4,685,958	1.35%	19.99%	to	19.69%
2016	0.00%	to	0.25%	257,360	15.02	to	23.00	3,902,437	2.47%	8.33%	to	8.06%
2015	0.00%	to	0.25%	257,344	13.87	to	21.28	3,598,068	2.63%	-1.58%	to	-1.82%
2014	0.00%	to	0.25%	294,102	14.09	to	21.68	4,162,181	2.30%	4.48%	to	4.21%
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
2018	0.00%	to	0.25%	391,200	15.44	to	18.53	6,082,785	1.65%	-6.04%	to	-6.28%
2017	0.00%	to	0.25%	1,908,299	16.43	to	19.77	36,270,215	0.60%	12.01%	to	11.73%
2016	0.00%	to	0.25%	10,166,375	14.67	to	17.70	179,948,748	2.76%	6.28%	to	6.02%
2015	0.00%	to	0.25%	10,232,948	13.80	to	16.69	170,635,089	2.73%	-1.05%	to	-1.30%
2014	0.00%	to	0.25%	10,224,638	13.95	to	16.91	172,735,321	2.41%	4.46%	to	4.20%
NW VIT - NVIT Cardinal(SM) CAF: Class I (NVCCA1)
2018	0.00%	to	0.25%	264,163	16.05	to	21.38	4,249,918	2.03%	-8.04%	to	-8.27%
2017	0.00%	to	0.25%	352,112	17.46	to	23.31	6,176,724	1.63%	16.01%	to	15.72%
2016	0.00%	to	0.25%	414,927	15.05	to	20.14	6,261,130	2.87%	7.32%	to	7.05%
2015	0.00%	to	0.25%	413,648	14.02	to	18.81	5,863,151	2.92%	-1.15%	to	-1.39%
2014	0.00%	to	0.25%	502,308	14.18	to	19.08	7,154,710	2.52%	4.70%	to	4.44%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
2018	0.00%	to	0.25%	167,055	14.17	to	14.76	2,377,843	2.02%	-2.51%	to	-2.75%
2017	0.00%	to	0.25%	259,595	14.53	to	15.17	3,788,844	2.12%	6.35%	to	6.09%
2016	0.00%	to	0.25%	290,101	13.66	to	14.30	3,980,590	2.61%	4.81%	to	4.55%
2015	0.00%	to	0.25%	315,786	13.03	to	13.68	4,132,995	1.93%	-0.65%	to	-0.90%
2014	0.00%	to	0.25%	418,416	13.12	to	13.80	5,500,415	2.33%	3.42%	to	3.16%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
2018	0.00%	to	0.25%	375,704	15.78	to	19.94	6,023,849	2.20%	-7.07%	to	-7.30%
2017	0.00%	to	0.25%	380,324	16.98	to	21.51	6,483,856	1.79%	14.05%	to	13.77%
2016	0.00%	to	0.25%	463,170	14.89	to	18.91	6,922,714	2.75%	6.82%	to	6.55%
2015	0.00%	to	0.25%	490,108	13.94	to	17.74	6,859,396	2.86%	-0.98%	to	-1.22%
2014	0.00%	to	0.25%	527,052	14.07	to	17.96	7,424,847	2.58%	4.66%	to	4.40%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2018	0.00%	to	0.25%	383,832	16.05	to	22.57	6,255,071	2.04%	-9.39%	to	-9.62%
2017	0.00%	to	0.25%	445,041	17.71	to	24.97	8,032,341	1.63%	18.16%	to	17.86%
2016	0.00%	to	0.25%	448,324	14.99	to	21.19	6,816,853	2.72%	7.69%	to	7.42%
2015	0.00%	to	0.25%	465,467	13.92	to	19.72	6,554,672	3.14%	-1.43%	to	-1.67%
2014	0.00%	to	0.25%	500,786	14.12	to	20.06	7,122,373	2.54%	4.66%	to	4.40%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
2018	0.00%	to	0.25%	152,838	15.12	to	17.29	2,332,907	1.78%	-4.68%	to	-4.92%
2017	0.00%	to	0.25%	266,273	15.87	to	18.19	4,259,683	1.89%	10.08%	to	9.80%
2016	0.00%	to	0.25%	300,175	14.41	to	16.56	4,358,449	2.66%	5.99%	to	5.73%
2015	0.00%	to	0.25%	356,776	13.60	to	15.66	4,919,377	2.82%	-0.88%	to	-1.13%
2014	0.00%	to	0.25%	274,907	13.72	to	15.84	3,837,479	2.59%	4.17%	to	3.91%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018			0.00%	136,733			14.91	2,038,006	3.51%			-0.42%
2017			0.00%	126,280			14.97	1,890,127	3.21%			4.40%
2016			0.00%	115,114			14.34	1,650,436	3.79%			5.35%
2015			0.00%	71,807			13.61	977,281	2.55%			-0.72%
2014			0.00%	72,271			13.71	990,731	3.25%			5.06%
NW VIT - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2018			0.00%	127,441			15.73	2,004,980	2.77%			-1.20%
2017			0.00%	122,014			15.92	1,942,992	2.32%			3.94%
2016			0.00%	145,090			15.32	2,222,841	2.98%			3.70%
2015			0.00%	163,170			14.77	2,410,668	1.87%			-0.32%
2014			0.00%	165,785			14.82	2,457,106	2.41%			5.09%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.00%	to	0.25%	4,994,776	31.84	to	24.77	136,447,001	1.08%	0.00%	to	-0.25%
2017	0.00%	to	0.25%	5,166,790	31.84	to	24.84	141,543,651	0.98%	20.52%	to	20.22%
2016	0.00%	to	0.25%	5,801,396	26.42	to	20.66	131,664,747	1.45%	11.39%	to	11.11%
2015	0.00%	to	0.25%	6,001,037	23.72	to	18.59	122,867,582	1.25%	0.94%	to	0.68%
2014	0.00%	to	0.25%	5,535,091	23.50	to	18.47	113,397,553	1.18%	12.15%	to	11.87%
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.00%	to	0.25%	3,491,610	22.65	to	18.43	70,324,102	2.63%	-0.05%	to	-0.30%
2017	0.00%	to	0.25%	2,620,662	22.66	to	18.48	52,579,295	2.14%	2.08%	to	1.83%
2016	0.00%	to	0.25%	2,681,148	22.20	to	18.15	53,132,962	1.93%	0.74%	to	0.49%
2015	0.00%	to	0.25%	2,796,778	22.03	to	18.06	55,120,112	1.66%	-0.11%	to	-0.36%
2014	0.00%	to	0.25%	3,237,960	22.06	to	18.13	63,730,810	1.84%	4.57%	to	4.31%
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
2018			0.00%	230,301			10.00	2,303,744	2.48%			-13.90%
2017			0.00%	232,560			11.62	2,701,863	2.67%			24.56%
2016	0.00%	to	0.25%	247,534	9.33	to	9.10	2,308,841	2.46%	0.75%	to	0.50%
2015	0.00%	to	0.25%	361,122	9.26	to	9.06	3,319,649	2.05%	-1.26%	to	-1.50%
2014	0.00%	to	0.25%	368,560	9.38	to	9.20	3,430,319	2.77%	-6.12%	to	-6.36%
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.00%	to	0.25%	1,291,051	26.83	to	25.72	34,020,063	1.51%	-8.85%	to	-9.08%
2017	0.00%	to	0.25%	1,324,607	29.44	to	28.29	38,390,868	1.77%	18.43%	to	18.13%
2016	0.00%	to	0.25%	940,743	24.86	to	23.95	23,255,440	1.68%	9.47%	to	9.19%
2015	0.00%	to	0.25%	969,751	22.71	to	21.93	21,912,397	1.39%	-1.00%	to	-1.25%
2014	0.00%	to	0.25%	1,073,873	22.94	to	22.21	24,498,323	1.57%	4.99%	to	4.72%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018			0.00%	85,642			18.78	1,608,052	1.94%			-4.85%
2017			0.00%	88,042			19.73	1,737,360	1.86%			11.13%
2016			0.00%	89,591			17.76	1,590,862	1.94%			6.30%
2015			0.00%	90,670			16.70	1,514,570	1.45%			-0.17%
2014			0.00%	117,578			16.73	1,967,463	1.72%			4.59%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018			0.00%	32,130			22.00	706,736	1.74%			-6.47%
2017			0.00%	34,138			23.52	802,848	1.66%			14.81%
2016			0.00%	37,033			20.48	758,600	1.87%			7.74%
2015			0.00%	38,096			19.01	724,321	1.65%			-0.53%
2014			0.00%	34,838			19.11	665,918	2.15%			5.21%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.00%	to	0.25%	714,180	18.21	to	17.46	12,796,172	1.98%	-1.80%	to	-2.05%
2017	0.00%	to	0.25%	734,293	18.55	to	17.82	13,438,074	2.07%	5.68%	to	5.42%
2016	0.00%	to	0.25%	799,851	17.55	to	16.91	13,812,389	2.24%	4.26%	to	4.00%
2015	0.00%	to	0.25%	616,603	16.83	to	16.26	10,263,238	1.78%	0.26%	to	0.01%
2014	0.00%	to	0.25%	658,975	16.79	to	16.25	10,974,987	1.88%	3.89%	to	3.63%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.00%	to	0.25%	2,908,368	23.36	to	22.40	67,402,444	1.92%	-5.68%	to	-5.92%
2017	0.00%	to	0.25%	2,859,045	24.77	to	23.80	70,381,426	1.81%	12.93%	to	12.65%
2016	0.00%	to	0.25%	2,881,380	21.94	to	21.13	62,909,448	1.83%	7.14%	to	6.88%
2015	0.00%	to	0.25%	3,138,153	20.47	to	19.77	63,960,082	1.61%	-0.33%	to	-0.58%
2014	0.00%	to	0.25%	3,422,115	20.54	to	19.89	70,012,770	1.67%	5.18%	to	4.92%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.00%	to	0.25%	3,530,534	25.64	to	24.57	89,703,320	1.62%	-7.73%	to	-7.96%
2017	0.00%	to	0.25%	3,649,477	27.78	to	26.70	100,601,959	1.65%	16.68%	to	16.39%
2016	0.00%	to	0.25%	3,657,818	23.81	to	22.94	86,550,055	1.78%	8.48%	to	8.21%
2015	0.00%	to	0.25%	3,783,159	21.95	to	21.20	82,593,425	1.49%	-0.73%	to	-0.98%
2014	0.00%	to	0.25%	3,927,295	22.11	to	21.41	86,486,411	1.74%	4.96%	to	4.69%
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.00%	to	0.25%	780,720	21.10	to	20.22	16,309,541	1.94%	-3.73%	to	-3.97%
2017	0.00%	to	0.25%	807,105	21.91	to	21.06	17,560,149	1.86%	9.21%	to	8.94%
2016	0.00%	to	0.25%	847,141	20.07	to	19.33	16,894,695	2.02%	5.70%	to	5.44%
2015	0.00%	to	0.25%	822,967	18.98	to	18.33	15,576,328	1.68%	-0.03%	to	-0.28%
2014	0.00%	to	0.25%	883,442	18.99	to	18.38	16,724,811	1.83%	4.74%	to	4.48%
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.00%	to	0.25%	2,209,081	58.57	to	38.94	98,969,534	1.32%	-11.38%	to	-11.61%
2017	0.00%	to	0.25%	2,365,493	66.10	to	44.05	120,817,110	1.08%	15.78%	to	15.49%
2016	0.00%	to	0.25%	2,420,022	57.09	to	38.14	107,613,758	1.29%	20.29%	to	19.99%
2015	0.00%	to	0.25%	2,307,024	47.46	to	31.79	86,562,644	1.19%	-2.53%	to	-2.78%
2014	0.00%	to	0.25%	2,088,515	48.69	to	32.69	80,705,813	1.08%	9.42%	to	9.15%
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	0.00%	to	0.25%	3,087,242	14.55	to	11.95	44,916,430	1.39%	1.39%	to	1.14%
2017	0.00%	to	0.25%	2,720,878	14.35	to	11.81	39,022,347	0.42%	0.42%	to	0.17%
2016	0.00%	to	0.25%	3,214,145	14.29	to	11.79	45,893,151	0.01%	0.01%	to	-0.24%
2015	0.00%	to	0.25%	3,306,864	14.29	to	11.82	47,207,095	0.00%	0.00%	to	-0.25%
2014	0.00%	to	0.25%	4,000,593	14.29	to	11.85	56,025,296	0.00%	0.00%	to	-0.25%
NW VIT - NVIT Gov MM Fund: Class V (SAM5)
2018	0.00%	to	0.25%	15,777,823	11.96	to	11.48	182,989,302	1.43%	1.44%	to	1.19%
2017	0.00%	to	0.25%	15,049,008	11.79	to	11.35	172,496,303	0.47%	0.47%	to	0.22%
2016	0.00%	to	0.25%	13,128,527	11.73	to	11.33	149,888,173	0.03%	0.03%	to	-0.22%
2015	0.00%	to	0.25%	14,808,532	11.73	to	11.35	169,295,370	0.00%	0.00%	to	-0.25%
2014	0.00%	to	0.25%	14,550,861	11.73	to	11.38	166,552,415	0.00%	0.00%	to	-0.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018			0.00%	1,318,529			10.02	13,217,896	1.09%			-16.46%
2017			0.00%	1,364,483			12.00	16,373,011	1.23%			25.77%
2016			0.00%	1,476,548			9.54	14,087,207	1.44%			-2.12%
2015			0.00%	1,587,910			9.75	15,478,083	0.72%			-0.49%
2014			0.00%	1,641,194			9.80	16,076,383	1.06%			-2.04%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018			0.00%	244,083			19.29	4,708,337	4.37%			-17.16%
2017			0.00%	255,790			23.29	5,956,358	2.77%			22.92%
2016			0.00%	247,269			18.94	4,684,146	3.07%			5.23%
2015			0.00%	258,691			18.00	4,657,160	1.19%			-5.12%
2014			0.00%	281,697			18.97	5,344,914	2.81%			-9.46%
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.00%	to	0.25%	606,571	21.39	to	20.83	12,927,838	0.31%	-3.08%	to	-3.32%
2017	0.00%	to	0.25%	624,433	22.07	to	21.55	13,741,353	0.35%	30.20%	to	29.88%
2016	0.00%	to	0.25%	702,223	16.95	to	16.59	11,876,806	0.89%	2.19%	to	1.94%
2015	0.00%	to	0.25%	699,376	16.59	to	16.27	11,590,235	0.47%	3.43%	to	3.18%
2014	0.00%	to	0.25%	744,288	16.04	to	15.77	11,927,494	0.49%	10.44%	to	10.16%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.00%	to	0.25%	926,784	17.38	to	19.50	17,463,495	1.54%	-11.58%	to	-11.81%
2017	0.00%	to	0.25%	960,033	19.65	to	22.11	20,435,141	1.51%	14.54%	to	14.25%
2016	0.00%	to	0.25%	990,502	17.16	to	19.35	18,396,747	1.87%	16.35%	to	16.06%
2015	0.00%	to	0.25%	1,027,161	14.75	to	16.67	16,442,051	2.27%	-3.15%	to	-3.39%
2014	0.00%	to	0.25%	509,471	15.23	to	17.26	7,832,611	1.26%	10.52%	to	10.24%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.00%	to	0.25%	1,712,714	20.36	to	19.83	34,827,130	0.00%	-6.85%	to	-7.08%
2017	0.00%	to	0.25%	1,786,642	21.86	to	21.34	39,018,652	0.00%	27.74%	to	27.42%
2016	0.00%	to	0.25%	2,572,757	17.11	to	16.75	43,899,908	0.00%	6.47%	to	6.20%
2015	0.00%	to	0.25%	2,738,949	16.07	to	15.77	43,932,455	0.00%	-0.18%	to	-0.43%
2014	0.00%	to	0.25%	2,156,480	16.10	to	15.84	34,718,009	0.00%	4.04%	to	3.78%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2018	0.00%	to	0.25%	338,667	21.83	to	21.26	7,329,003	1.30%	-13.12%	to	-13.33%
2017	0.00%	to	0.25%	321,257	25.13	to	24.53	8,020,943	1.93%	13.95%	to	13.66%
2016	0.00%	to	0.25%	60,062	22.05	to	21.58	1,306,453	1.61%	17.72%	to	17.43%
2015	0.00%	to	0.25%	57,439	18.73	to	18.38	1,063,100	1.44%	-2.75%	to	-2.99%
2014	0.00%	to	0.25%	48,124	19.26	to	18.95	915,950	3.76%	17.15%	to	16.86%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018			0.00%	539,003			21.49	11,581,733	1.06%			-13.15%
2017			0.00%	595,604			24.74	14,736,438	1.10%			13.84%
2016			0.00%	655,772			21.73	14,252,796	1.41%			17.59%
2015			0.00%	682,469			18.48	12,613,881	1.13%			-2.89%
2014			0.00%	798,637			19.03	15,199,545	1.43%			17.02%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.00%	to	0.25%	622,751	34.26	to	32.62	21,042,841	0.00%	-7.94%	to	-8.17%
2017	0.00%	to	0.25%	634,458	37.22	to	35.52	23,303,149	0.00%	24.92%	to	24.61%
2016	0.00%	to	0.25%	614,860	29.79	to	28.50	18,116,126	0.00%	8.30%	to	8.04%
2015	0.00%	to	0.25%	624,974	27.51	to	26.38	17,035,327	0.00%	0.76%	to	0.50%
2014	0.00%	to	0.25%	552,233	27.30	to	26.25	14,983,770	0.00%	2.81%	to	2.55%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.00%	to	0.25%	666,577	53.24	to	39.71	34,101,799	0.68%	-16.95%	to	-17.16%
2017	0.00%	to	0.25%	717,085	64.11	to	47.93	44,148,210	0.51%	9.06%	to	8.79%
2016	0.00%	to	0.25%	778,121	58.78	to	44.06	43,757,132	0.64%	25.93%	to	25.62%
2015	0.00%	to	0.25%	862,131	46.68	to	35.07	38,537,015	0.75%	-6.02%	to	-6.26%
2014	0.00%	to	0.25%	839,625	49.67	to	37.42	39,613,189	0.52%	7.02%	to	6.75%
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.00%	to	0.25%	916,577	51.05	to	33.61	39,442,351	0.01%	-12.63%	to	-12.85%
2017	0.00%	to	0.25%	970,377	58.43	to	38.57	48,099,161	0.00%	13.49%	to	13.20%
2016	0.00%	to	0.25%	1,059,980	51.49	to	34.07	46,370,729	0.33%	22.83%	to	22.53%
2015	0.00%	to	0.25%	1,156,133	41.92	to	27.81	41,158,133	0.37%	-1.63%	to	-1.88%
2014	0.00%	to	0.25%	1,262,236	42.61	to	28.34	45,885,752	0.16%	0.82%	to	0.56%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.00%	to	0.25%	456,560	24.97	to	22.42	11,082,366	2.78%	-2.34%	to	-2.59%
2017	0.00%	to	0.25%	481,385	25.57	to	23.01	12,023,718	4.65%	6.33%	to	6.07%
2016	0.00%	to	0.25%	505,737	24.04	to	21.70	11,910,627	3.30%	8.65%	to	8.38%
2015	0.00%	to	0.25%	494,615	22.13	to	20.02	10,732,453	2.08%	-2.89%	to	-3.13%
2014	0.00%	to	0.25%	514,344	22.79	to	20.67	11,552,062	3.14%	3.88%	to	3.62%
NW VIT - NVIT Short Term Bond Fund: Class I (NVSTB1)
2018	0.00%	to	0.25%	6,606,604	12.38	to	12.06	80,692,065	3.17%	0.98%	to	0.73%
2017	0.00%	to	0.25%	3,643,728	12.26	to	11.97	44,065,574	2.28%	1.95%	to	1.70%
2016	0.00%	to	0.25%	2,715,651	12.03	to	11.77	32,219,057	2.63%	2.75%	to	2.49%
2015	0.00%	to	0.25%	1,302,410	11.71	to	11.48	14,970,825	1.59%	-0.08%	to	-0.33%
2014	0.10%	to	0.25%	2,190,544	11.64	to	11.52	25,333,573	0.90%	0.67%	to	0.52%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018			0.00%	223,003			12.04	2,684,401	2.79%			0.82%
2017			0.00%	135,228			11.94	1,614,564	1.87%			1.58%
2016			0.00%	103,139			11.75	1,212,293	1.48%			2.49%
2015			0.00%	136,028			11.47	1,560,000	1.72%			-0.34%
2014			0.00%	164,622			11.51	1,894,382	0.97%			0.49%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.00%	to	0.25%	4,451,457	33.57	to	12.97	146,879,969	0.78%	-1.27%	to	-1.52%
2017	0.00%	to	0.25%	4,775,384	34.00	to	13.17	160,027,861	0.48%	27.31%	to	26.99%
2016	0.00%	to	0.25%	5,059,454	26.71	to	10.37	135,005,393	0.76%	3.63%	to	3.68%	****
2015			0.00%	4,934,844			25.77	127,175,154	0.63%			5.09%
2014			0.00%	5,400,878			24.52	132,440,260	0.71%			8.80%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018			0.00%	62,918			16.10	1,012,749	2.00%			-15.69%
2017			0.00%	60,833			19.09	1,161,395	2.42%			22.72%
2016			0.00%	36,585			15.56	569,167	2.03%			1.12%
2015			0.00%	45,612			15.39	701,775	2.37%			-3.90%
2014			0.00%	28,263			16.01	452,505	3.75%			-8.15%
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
2018	0.00%	to	0.25%	432,609	28.41	to	22.80	11,875,575	1.82%	-7.26%	to	-7.49%
2017	0.00%	to	0.25%	422,158	30.64	to	24.65	12,592,208	3.11%	18.00%	to	17.70%
2016	0.00%	to	0.25%	449,740	25.97	to	20.94	11,423,040	2.70%	17.89%	to	17.59%
2015	0.00%	to	0.25%	491,781	22.03	to	17.81	10,598,730	1.56%	-6.30%	to	-6.53%
2014	0.00%	to	0.25%	536,954	23.51	to	19.05	12,375,894	1.76%	9.17%	to	8.90%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.00%	to	0.25%	1,473,675	16.37	to	32.07	27,139,310	1.82%	-3.92%	to	-4.16%
2017	0.00%	to	0.25%	1,662,999	17.04	to	33.46	32,188,831	2.18%	6.50%	to	6.23%
2016	0.00%	to	0.25%	1,769,718	16.00	to	31.50	32,029,409	2.01%	7.35%	to	7.08%
2015	0.00%	to	0.25%	1,934,105	14.91	to	29.42	32,169,726	2.62%	-5.36%	to	-5.59%
2014	0.00%	to	0.25%	2,232,004	15.75	to	31.16	39,249,857	3.00%	28.88%	to	28.56%
NW VIT - NVIT DFA CAF: Class P (NVLCAP)
2018			0.00%	10,360			13.57	140,610	1.98%			-10.06%
2017			0.00%	9,339			15.09	140,934	2.51%			17.98%
2016			0.00%	3,202			12.79	40,958	1.68%			11.54%
2015			0.00%	2,467			11.47	28,291	2.43%			-3.00%
2014			0.00%	2,183			11.82	25,809	2.05%			3.34%
NW VIT - NVIT DFA Moderate Fund: Class P (NVLMP)
2018			0.00%	2,790			12.94	36,108	1.79%			-7.73%
2017			0.00%	2,537			14.03	35,583	2.63%			14.00%
2016			0.00%	619			12.30	7,616	1.45%			8.96%
2015			0.00%	530			11.29	5,984	5.79%			-1.70%
2014			0.00%	191			11.49	2,194	1.50%			2.09%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018			0.00%	65,783			15.43	1,014,967	1.23%			-11.34%
2017			0.00%	55,447			17.40	964,941	0.89%			14.18%
2016			0.00%	60,309			15.24	919,207	1.37%			20.87%
2015			0.00%	23,027			12.61	290,369	1.27%			-4.88%
2014			0.00%	18,330			13.26	243,002	1.19%			4.55%
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
2018			0.00%	346,411			17.57	6,086,140	1.78%			-4.62%
2017			0.00%	349,606			18.42	6,439,645	1.82%			21.53%
2016			0.00%	333,583			15.16	5,056,016	2.31%			11.66%
2015			0.00%	239,681			13.57	3,253,294	2.43%			1.16%
2014			0.00%	121,451			13.42	1,629,554	3.36%			13.36%
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018			0.00%	217,249			12.78	2,776,608	1.59%			1.02%
2017			0.00%	228,876			12.65	2,895,650	1.31%			0.89%
2016			0.00%	315,280			12.54	3,953,563	1.14%			1.22%
2015			0.00%	300,528			12.39	3,723,185	1.46%			0.18%
2014			0.00%	303,453			12.37	3,752,525	1.76%			0.61%
NB AMT - Guardian Portfolio: I Class Shares (AMGP)
2018	0.00%	to	0.25%	16,218	42.87	to	27.63	448,072	0.49%	-7.61%	to	-7.85%
2017	0.00%	to	0.25%	15,862	46.41	to	29.98	475,550	0.24%	25.41%	to	25.10%
2016	0.00%	to	0.25%	28,238	37.00	to	23.96	676,706	0.58%	8.73%	to	8.46%
2015	0.00%	to	0.25%	25,306	34.03	to	22.09	559,119	0.81%	-4.97%	to	-5.21%
2014	0.00%	to	0.25%	43,652	35.81	to	23.31	1,074,537	0.42%	9.03%	to	8.76%
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2018	0.00%	to	0.25%	73,877	48.33	to	24.87	1,838,116	0.00%	-6.40%	to	-6.64%
2017	0.00%	to	0.25%	79,235	51.64	to	26.64	2,111,578	0.00%	25.29%	to	24.98%
2016	0.00%	to	0.25%	88,094	41.22	to	21.32	1,878,424	0.00%	4.40%	to	4.14%
2015	0.00%	to	0.25%	105,561	39.48	to	20.47	2,161,389	0.00%	1.28%	to	1.02%
2014	0.00%	to	0.25%	133,206	38.99	to	20.26	2,873,717	0.00%	7.58%	to	7.31%
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018			0.00%	66,658			11.64	775,808	0.00%			-6.56%
2017			0.00%	88,306			12.46	1,099,883	0.00%			24.56%
2016			0.00%	102,493			10.00	1,024,861	0.00%			4.16%
2015			0.00%	108,814			9.60	1,044,595	0.00%			-4.00%	****
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
2018	0.00%	to	0.25%	11,004	31.18	to	28.01	322,765	1.17%	-1.04%	to	-1.29%
2017	0.00%	to	0.25%	10,894	31.51	to	28.38	323,069	0.50%	13.36%	to	13.08%
2016	0.00%	to	0.25%	11,692	27.80	to	25.09	313,438	0.89%	27.37%	to	27.05%
2015	0.00%	to	0.25%	10,845	21.82	to	19.75	232,327	0.77%	-11.80%	to	-12.02%
2014	0.00%	to	0.25%	50,604	24.74	to	22.45	1,173,569	0.79%	9.85%	to	9.58%
NB AMT - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2018	0.00%	to	0.25%	122,620	18.88	to	18.29	2,244,041	0.60%	-15.28%	to	-15.49%
2017	0.00%	to	0.25%	196,232	22.28	to	21.64	4,248,282	0.79%	16.74%	to	16.44%
2016	0.00%	to	0.25%	301,368	19.09	to	18.58	5,601,936	0.67%	16.17%	to	15.88%
2015	0.00%	to	0.25%	307,667	16.43	to	16.04	4,935,285	0.78%	-8.34%	to	-8.57%
2014	0.00%	to	0.25%	307,696	17.92	to	17.54	5,398,169	1.03%	13.84%	to	13.55%
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018			0.00%	56,641			35.75	2,024,700	0.48%			-5.73%
2017			0.00%	62,085			37.92	2,354,080	0.52%			18.43%
2016			0.00%	63,947			32.02	2,047,381	0.70%			9.86%
2015			0.00%	68,268			29.14	1,989,523	0.51%			-0.46%
2014			0.00%	85,955			29.28	2,516,640	0.35%			10.38%
OVAF - Oppenheimer CAF/VA: Non-Service Shares (OVGR)
2018	0.00%	to	0.25%	477,720	35.80	to	20.16	9,662,970	0.32%	-5.73%	to	-5.97%
2017	0.00%	to	0.25%	512,531	37.98	to	21.44	11,032,892	0.23%	26.83%	to	26.52%
2016	0.00%	to	0.25%	604,021	29.94	to	16.95	10,273,193	0.42%	-2.20%	to	-2.45%
2015	0.00%	to	0.25%	701,016	30.62	to	17.37	12,220,538	0.09%	3.54%	to	3.28%
2014	0.00%	to	0.25%	914,523	29.57	to	16.82	15,918,333	0.46%	15.41%	to	15.12%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.00%	to	0.25%	2,649,183	27.77	to	26.51	71,823,770	0.99%	-13.18%	to	-13.40%
2017	0.00%	to	0.25%	2,846,007	31.99	to	30.61	88,981,251	0.94%	36.66%	to	36.32%
2016	0.00%	to	0.25%	3,013,243	23.41	to	22.45	69,044,951	1.05%	0.08%	to	-0.17%
2015	0.00%	to	0.25%	3,251,249	23.39	to	22.49	74,591,145	1.28%	3.94%	to	3.68%
2014	0.00%	to	0.25%	3,457,910	22.50	to	21.69	76,402,764	1.18%	2.29%	to	2.04%
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
2018	0.00%	to	0.25%	1,421,451	11.07	to	10.91	15,573,441	0.89%	-19.42%	to	-19.62%
2017	0.00%	to	0.25%	1,611,171	13.74	to	13.58	21,945,501	1.45%	26.29%	to	25.98%
2016	0.00%	to	0.25%	1,248,548	10.88	to	10.78	13,484,747	1.14%	-2.12%	to	-2.36%
2015	0.00%	to	0.25%	567,662	11.11	to	11.04	6,271,624	1.20%	3.43%	to	3.17%
2014	0.00%	to	0.25%	290,603	10.74	to	10.70	3,110,183	1.26%	-7.22%	to	-7.45%
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.00%	to	0.25%	1,096,146	29.05	to	24.40	30,729,296	1.15%	-7.89%	to	-8.12%
2017	0.00%	to	0.25%	1,214,032	31.54	to	26.56	37,021,362	1.26%	16.91%	to	16.62%
2016	0.00%	to	0.25%	1,255,013	26.98	to	22.78	32,835,661	1.10%	11.62%	to	11.34%
2015	0.00%	to	0.25%	1,317,469	24.17	to	20.46	30,977,868	0.93%	3.33%	to	3.07%
2014	0.00%	to	0.25%	1,408,467	23.39	to	19.85	32,046,995	0.83%	10.70%	to	10.43%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.00%	to	0.25%	140,428	45.09	to	43.36	6,331,950	0.33%	-10.32%	to	-10.55%
2017	0.00%	to	0.25%	148,226	50.28	to	48.47	7,452,901	0.86%	14.16%	to	13.87%
2016			0.00%	160,970			44.05	7,090,228	0.52%			18.05%
2015			0.00%	177,013			37.31	6,604,590	0.86%			-5.90%
2014			0.00%	181,616			39.65	7,201,116	0.85%			11.93%
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
2018	0.00%	to	0.25%	890,299	32.34	to	17.33	25,324,233	0.00%	-6.08%	to	-6.32%
2017	0.00%	to	0.25%	969,936	34.44	to	18.50	29,027,594	0.03%	28.79%	to	28.47%
2016	0.00%	to	0.25%	1,041,368	26.74	to	14.40	24,141,291	0.00%	2.33%	to	2.08%
2015	0.00%	to	0.25%	1,117,680	26.13	to	14.11	25,440,131	0.00%	6.61%	to	6.34%
2014	0.00%	to	0.25%	1,275,602	24.51	to	13.27	26,730,869	0.00%	5.78%	to	5.52%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018			0.00%	1,262,443			14.48	18,276,030	4.98%			-4.40%
2017			0.00%	1,257,556			15.14	19,042,650	2.28%			6.27%
2016			0.00%	1,230,121			14.25	17,527,847	4.88%			6.53%
2015			0.00%	1,411,021			13.38	18,872,561	5.97%			-2.26%
2014			0.00%	1,555,119			13.68	21,280,889	4.50%			2.84%
PIMCO VIT - All Asset Portfolio: Administrative Class (PMVAAA)
2018	0.00%	to	0.25%	1,106,937	20.39	to	19.66	21,946,729	3.18%	-5.41%	to	-5.64%
2017	0.00%	to	0.25%	1,251,381	21.56	to	20.83	26,275,407	4.77%	13.54%	to	13.26%
2016	0.00%	to	0.25%	1,190,145	18.99	to	18.39	22,052,007	2.69%	12.93%	to	12.65%
2015	0.00%	to	0.25%	1,268,463	16.81	to	16.33	20,816,920	3.21%	-8.99%	to	-9.21%
2014	0.00%	to	0.25%	1,513,875	18.47	to	17.99	27,369,965	5.30%	0.47%	to	0.22%
PIMCO VIT - CommodityReaLR eturn(R) SP: Administrative Class (PMVRSA)
2018			0.00%	21,575			5.58	120,307	1.88%			-14.13%
2017			0.00%	24,328			6.49	157,984	11.82%			2.15%
2016			0.00%	26,588			6.36	169,022	1.17%			15.16%
2015			0.00%	8,994			5.52	49,651	2.61%			-25.70%
2014			0.00%	4,998			7.43	37,137	0.16%			-25.70%	****
PIMCO VIT - IB Portfolio (unhedged): Administrative Class (PMVFBA)
2018	0.00%	to	0.25%	121,129	13.25	to	12.90	1,579,260	5.27%	-3.98%	to	-4.22%
2017	0.00%	to	0.25%	107,560	13.80	to	13.47	1,463,348	1.60%	10.85%	to	10.57%
2016	0.00%	to	0.25%	108,659	12.45	to	12.18	1,334,432	1.18%	3.01%	to	2.75%
2015	0.00%	to	0.25%	160,948	12.08	to	11.85	1,934,119	1.51%	-7.08%	to	-7.31%
2014	0.00%	to	0.25%	106,364	13.00	to	12.79	1,375,723	2.13%	0.40%	to	0.15%
PIMCO VIT - High Yield Portfolio: Administrative Class (PMVHYA)
2018	0.00%	to	0.25%	17,836	9.82	to	9.81	174,995	0.60%	-1.76%	to	-1.92%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - Long-Term US Gov Portfolio: Administrative Class (PMVLGA)
2018	0.00%	to	0.25%	1,221,413	16.13	to	15.79	19,675,839	2.28%	-2.38%	to	-2.63%
2017	0.00%	to	0.25%	99,714	16.53	to	16.21	1,623,866	2.17%	8.96%	to	8.69%
2016	0.00%	to	0.25%	87,777	15.17	to	14.92	1,312,706	2.00%	0.68%	to	0.43%
2015	0.00%	to	0.25%	183,456	15.07	to	14.85	2,725,551	2.05%	-1.40%	to	-1.65%
2014	0.20%	to	0.25%	167,933	15.14	to	15.10	2,536,398	2.26%	23.76%	to	23.70%
PIMCO VIT - Low Duration Portfolio: Administrative Class (PMVLDA)
2018	0.00%	to	0.25%	2,259,303	15.87	to	15.23	34,758,052	1.93%	0.34%	to	0.09%
2017	0.00%	to	0.25%	2,337,915	15.82	to	15.22	35,880,442	1.31%	1.35%	to	1.10%
2016	0.00%	to	0.25%	2,612,115	15.60	to	15.05	39,611,897	1.49%	1.41%	to	1.15%
2015	0.00%	to	0.25%	3,359,878	15.39	to	14.88	50,361,877	3.20%	0.31%	to	0.06%
2014	0.00%	to	0.25%	4,315,631	15.34	to	14.87	64,586,899	1.13%	0.85%	to	0.60%
PIMCO VIT - Real Return Portfolio: Administrative Class (PMVRRA)
2018	0.00%	to	0.25%	2,580,241	19.62	to	18.84	48,941,173	2.45%	-2.21%	to	-2.46%
2017	0.00%	to	0.25%	2,621,163	20.07	to	19.31	50,833,643	2.37%	3.66%	to	3.40%
2016	0.00%	to	0.25%	2,947,950	19.36	to	18.67	55,376,645	2.28%	5.19%	to	4.92%
2015	0.00%	to	0.25%	3,850,039	18.40	to	17.80	68,846,366	3.66%	-2.70%	to	-2.95%
2014	0.00%	to	0.25%	5,207,734	18.91	to	18.34	96,011,944	1.42%	3.09%	to	2.83%
PIMCO VIT - Total Return Portfolio: Administrative Class (PMVTRA)
2018	0.00%	to	0.25%	3,238,199	21.26	to	20.41	66,878,948	2.53%	-0.54%	to	-0.79%
2017	0.00%	to	0.25%	3,625,131	21.37	to	20.57	75,462,939	2.03%	4.92%	to	4.66%
2016	0.00%	to	0.25%	3,991,985	20.37	to	19.65	79,322,917	2.08%	2.69%	to	2.43%
2015	0.00%	to	0.25%	4,440,358	19.84	to	19.19	85,963,454	4.31%	0.44%	to	0.18%
2014	0.00%	to	0.25%	8,771,801	19.75	to	19.15	168,922,532	1.89%	4.27%	to	4.01%
PIMCO VIT - GB OP (Unhedged): Administrative Class (PMVGBA)
2018	0.20%	to	0.25%	29,386	10.02	to	10.01	294,330	6.77%	-4.39%	to	-4.44%
2017	0.20%	to	0.25%	29,861			10.48	312,923	2.87%			4.78%	****
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)
2018	0.20%	to	0.25%	37,522	10.37	to	10.37	388,929	1.40%	1.91%	to	1.86%
2017	0.20%	to	0.25%	1,364			10.18	13,882	4.07%			1.76%	****
GMS VIT - GMS Mid Cap Value Fund: Institutional Shares (GVMCE)
2018	0.20%	to	0.25%	274,092	37.61	to	37.30	10,233,403	1.20%	-10.64%	to	-10.68%
2017	0.20%	to	0.25%	332,513	42.09	to	41.77	13,897,514	0.56%	10.85%	to	10.79%
2016	0.20%	to	0.25%	646,194	37.97	to	37.70	24,384,347	0.95%	13.30%	to	13.25%
2015	0.20%	to	0.25%	1,165,986	33.51	to	33.29	38,868,918	0.34%	-9.42%	to	-9.47%
2014	0.10%	to	0.25%	1,722,307	37.46	to	36.77	63,498,186	1.01%	13.46%	to	13.29%
GMS VIT - GMS Small Cap Equity Insights Fund: Institutional Shares (GVCSE)
2018	0.00%	to	0.25%	75,898	16.41	to	16.18	1,236,798	0.65%	-8.62%	to	-8.85%
2017	0.00%	to	0.25%	32,500	17.95	to	17.75	581,670	0.47%	11.57%	to	11.29%
2016	0.00%	to	0.25%	35,339	16.09	to	15.95	567,983	0.78%	23.20%	to	22.89%
2015	0.00%	to	0.25%	4,569	13.06	to	12.98	59,353	0.39%	-2.13%	to	-2.37%
2014	0.00%	to	0.25%	2,986	13.35	to	13.29	39,722	0.96%	6.93%	to	6.66%
GMS VIT - GMS Growth Opportunities Fund: Service Shares (GVGOPS)
2018	0.20%	to	0.25%	33,790	17.77	to	17.71	600,157	0.00%	-4.53%	to	-4.58%
2017	0.00%	to	0.25%	102,495	18.87	to	18.56	1,906,588	0.00%	26.92%	to	26.60%
2016	0.00%	to	0.25%	85,501	14.87	to	14.66	1,254,544	0.00%	1.42%	to	1.17%
2015	0.00%	to	0.25%	98,136	14.66	to	14.49	1,422,670	0.00%	-5.20%	to	-5.44%
2014	0.00%	to	0.25%	82,502	15.46	to	15.32	1,264,559	0.00%	11.10%	to	10.82%
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018			0.00%	9,791			12.94	126,739	1.63%			-4.34%
2017			0.00%	2,321			13.53	31,406	0.37%			13.11%
2016			0.00%	1,580			11.96	18,901	0.21%			4.34%
2015			0.00%	2,301			11.47	26,382	0.07%			-5.82%
2014			0.00%	3,054			12.17	37,178	0.03%			3.95%
Lincoln VIPT - Baron Growth Opportunities Fund: SC (BNCAI)
2018	0.20%	to	0.25%	138,622	44.76	to	44.40	6,172,909	0.00%	-4.13%	to	-4.17%
2017	0.00%	to	0.25%	148,839	48.14	to	46.33	6,920,191	0.00%	27.24%	to	26.92%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.00%	to	0.25%	151,250	37.84	to	36.51	5,538,114	0.42%	5.57%	to	5.31%
2015	0.00%	to	0.25%	219,509	35.84	to	34.67	7,628,457	0.00%	-4.77%	to	-5.01%
2014	0.00%	to	0.25%	281,384	37.64	to	36.49	10,321,115	0.19%	4.85%	to	4.59%
Pioneer VCT - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2018	0.00%	to	0.25%	129,139	31.06	to	29.82	3,873,351	4.71%	-3.33%	to	-3.57%
2017	0.00%	to	0.25%	123,896	32.13	to	30.92	3,868,606	4.49%	7.26%	to	6.99%
2016	0.00%	to	0.25%	162,466	29.96	to	28.90	4,732,309	4.91%	14.25%	to	13.96%
2015	0.00%	to	0.25%	154,355	26.22	to	25.36	3,941,198	4.78%	-3.94%	to	-4.18%
2014	0.00%	to	0.25%	204,952	27.30	to	26.47	5,470,578	4.72%	0.08%	to	-0.17%
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
2018			0.00%	124,107			10.40	1,290,445	0.55%			-8.49%
2017			0.00%	87,969			11.36	999,528	0.00%			13.62%	****
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2018			0.00%	137,529			13.60	1,869,742	0.00%			2.38%
2017			0.00%	110,820			13.28	1,471,597	0.10%			30.90%
2016			0.00%	114,741			10.14	1,163,974	0.00%			1.44%	****
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
2018			0.00%	46,112			21.46	989,761	1.40%			-19.11%
2017			0.00%	39,804			26.54	1,056,240	2.24%			26.58%
2016			0.00%	39,642			20.96	831,053	3.39%			-2.45%
2015			0.00%	45,227			21.49	971,980	1.16%			0.14%
2014			0.00%	51,810			21.46	1,111,894	0.87%			-6.78%
Putnam VT - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2018	0.00%	to	0.25%	40,721	15.27	to	14.85	607,704	0.40%	-19.93%	to	-20.13%
2017	0.00%	to	0.25%	51,534	19.07	to	18.59	961,350	0.75%	7.87%	to	7.60%
2016	0.00%	to	0.25%	57,699	17.68	to	17.28	998,748	1.18%	27.49%	to	27.18%
2015	0.00%	to	0.25%	61,145	13.87	to	13.58	832,325	0.82%	-4.24%	to	-4.48%
2014	0.00%	to	0.25%	51,730	14.48	to	14.22	736,687	0.32%	3.43%	to	3.18%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2018	0.00%	to	0.25%	144,169	31.12	to	29.87	4,326,771	0.00%	-9.04%	to	-9.27%
2017	0.00%	to	0.25%	154,935	34.21	to	32.93	5,124,746	0.61%	5.18%	to	4.92%
2016	0.00%	to	0.25%	199,081	32.53	to	31.38	6,274,296	0.72%	19.71%	to	19.41%
2015	0.00%	to	0.25%	261,835	27.17	to	26.28	6,917,448	0.00%	-12.46%	to	-12.68%
2014	0.00%	to	0.25%	372,394	31.04	to	30.09	11,279,156	0.00%	-3.58%	to	-3.82%
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018			0.00%	38,194			10.43	398,553	0.00%			-5.07%
2017			0.00%	20,603			10.99	226,485	0.00%			3.67%
2016			0.00%	50,046			10.60	530,647	0.11%			-0.48%
2015			0.00%	32,120			10.65	342,230	0.72%			1.85%
2014			0.00%	75,501			10.46	789,841	0.00%			4.66%
T RP Equity Series Inc - T RP Equity Income Portfolio: II (TREI2)
2018	0.00%	to	0.25%	683,732	31.23	to	29.98	20,635,692	1.77%	-9.69%	to	-9.92%
2017	0.00%	to	0.25%	776,338	34.58	to	33.28	25,992,814	1.47%	15.73%	to	15.44%
2016	0.00%	to	0.25%	959,441	29.88	to	28.83	27,774,880	1.78%	18.85%	to	18.56%
2015	0.00%	to	0.25%	2,107,227	25.14	to	24.32	51,431,936	1.54%	-7.11%	to	-7.34%
2014	0.00%	to	0.25%	2,807,870	27.07	to	26.24	73,939,912	1.51%	7.10%	to	6.84%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018			0.00%	283,769			39.73	11,275,030	0.00%			0.86%
2017	0.00%	to	0.25%	592,826	39.40	to	38.42	23,105,468	0.00%	27.31%	to	26.99%
2016	0.00%	to	0.25%	719,025	30.95	to	30.26	22,036,233	0.00%	-10.72%	to	-10.94%
2015	0.00%	to	0.25%	999,696	34.66	to	33.97	34,363,964	0.00%	12.47%	to	12.19%
2014	0.00%	to	0.25%	1,018,380	30.82	to	30.28	31,136,224	0.00%	31.22%	to	30.90%
T RP Fixed Income Series Inc - T RP Limited-Term Bond Portfolio (TRLT1)
2018	0.00%	to	0.25%	2,121,125	10.87	to	10.65	22,607,912	2.02%	1.18%	to	0.92%
2017	0.00%	to	0.25%	1,699,172	10.74	to	10.55	17,941,907	1.47%	1.06%	to	0.81%
2016	0.00%	to	0.25%	1,472,159	10.63	to	10.47	15,419,311	1.36%	1.37%	to	1.11%
2015	0.00%	to	0.25%	2,318,939	10.49	to	10.35	24,014,768	1.15%	0.30%	to	0.05%
2014	0.00%	to	0.25%	1,654,482	10.45	to	10.35	17,125,379	1.25%	0.64%	to	0.39%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
T RP Equity Series Inc - T RP Mid-Cap Growth Portfolio: II (TRMCG2)
2018	0.10%	to	0.25%	402,726	61.79	to	60.29	24,296,604	0.00%	-2.40%	to	-2.54%
2017	0.20%	to	0.25%	434,376	62.34	to	61.87	26,892,004	0.00%	24.20%	to	24.13%
2016	0.20%	to	0.25%	458,552	50.20	to	49.84	22,859,346	0.00%	5.82%	to	5.77%
2015	0.20%	to	0.25%	442,133	47.43	to	47.12	20,838,600	0.00%	6.06%	to	6.01%
2014	0.10%	to	0.25%	770,625	45.28	to	44.45	34,378,988	0.00%	12.71%	to	12.54%
T RP Equity Series Inc - T RP New America Growth Portfolio (TRNAG1)
2018	0.00%	to	0.25%	1,173,553	38.61	to	37.22	43,978,505	0.16%	1.16%	to	0.90%
2017	0.00%	to	0.25%	1,280,669	38.16	to	36.88	47,540,100	0.11%	34.43%	to	34.09%
2016	0.00%	to	0.25%	1,270,514	28.39	to	27.51	35,110,559	0.04%	1.31%	to	1.06%
2015	0.00%	to	0.25%	1,528,987	28.02	to	27.22	41,821,955	0.00%	8.60%	to	8.33%
2014	0.00%	to	0.25%	1,705,856	25.80	to	25.13	43,114,539	0.00%	9.33%	to	9.06%
T RP Equity Series Inc - T RP Personal Strategy Balanced Portfolio (TRPSB1)
2018	0.00%	to	0.25%	480,068	19.38	to	18.80	9,041,888	2.10%	-5.08%	to	-5.32%
2017	0.00%	to	0.25%	258,877	20.42	to	19.86	5,154,799	1.47%	17.41%	to	17.12%
2016	0.00%	to	0.25%	234,318	17.39	to	16.96	3,981,119	1.71%	6.45%	to	6.19%
2015	0.00%	to	0.25%	231,861	16.34	to	15.97	3,704,524	1.73%	-0.05%	to	-0.30%
2014	0.00%	to	0.25%	255,954	16.34	to	16.02	4,113,269	1.68%	5.20%	to	4.94%
T RP Equity Series Inc - T RP Blue Chip Growth Portfolio (TRBCGP)
2018	0.00%	to	0.25%	3,549,101	24.29	to	23.92	85,324,670	0.00%	1.92%	to	1.66%
2017	0.00%	to	0.25%	2,734,104	23.84	to	23.53	64,558,274	0.00%	36.17%	to	35.83%
2016	0.00%	to	0.25%	2,741,163	17.51	to	17.32	47,617,148	0.00%	0.78%	to	0.53%
2015	0.00%	to	0.25%	2,425,545	17.37	to	17.23	41,876,661	0.00%	11.05%	to	10.77%
2014	0.00%	to	0.25%	1,776,681	15.64	to	15.56	27,676,375	0.00%	9.17%	to	8.89%
VanEck VIPT - EM Fund: Initial Class (VWEM)
2018	0.00%	to	0.25%	244,574	36.65	to	44.54	9,731,215	0.29%	-23.49%	to	-23.68%
2017	0.00%	to	0.25%	256,411	47.89	to	58.36	13,060,213	0.39%	51.03%	to	50.66%
2016	0.00%	to	0.25%	232,376	31.71	to	38.74	7,894,612	0.45%	0.10%	to	-0.15%
2015	0.00%	to	0.25%	238,851	31.68	to	38.79	8,091,073	0.58%	-13.99%	to	-14.21%
2014	0.00%	to	0.25%	336,325	36.83	to	45.22	14,009,036	0.51%	-0.41%	to	-0.66%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.00%	to	0.25%	785,577	22.84	to	26.26	20,077,057	0.00%	-28.28%	to	-28.46%
2017	0.00%	to	0.25%	860,088	31.84	to	36.71	30,644,694	0.00%	-1.70%	to	-1.94%
2016	0.00%	to	0.25%	890,301	32.39	to	37.44	32,061,348	0.38%	43.71%	to	43.35%
2015	0.00%	to	0.25%	891,836	22.54	to	26.12	22,688,388	0.03%	-33.45%	to	-33.61%
2014	0.00%	to	0.25%	809,893	33.87	to	39.34	31,040,065	0.10%	-19.10%	to	-19.30%
VG VIF - Balanced Portfolio (VVB)
2018	0.20%	to	0.25%	502,080	19.64	to	19.54	9,854,999	2.31%	-3.60%	to	-3.65%
2017	0.20%	to	0.25%	526,651	20.38	to	20.28	10,724,851	2.25%	14.49%	to	14.43%
2016	0.20%	to	0.25%	525,315	17.80	to	17.72	9,344,611	2.34%	10.79%	to	10.74%
2015	0.20%	to	0.25%	489,833	16.06	to	16.00	7,865,315	2.42%	-0.11%	to	-0.16%
2014	0.20%	to	0.25%	442,815	16.08	to	16.03	7,118,439	2.09%	9.62%	to	9.57%
VG VIF - Capital Growth Portfolio (VVCG)
2018	0.20%	to	0.25%	1,154,543	13.93	to	13.90	16,073,057	0.79%	-1.38%	to	-1.43%
2017	0.20%	to	0.25%	1,112,691	14.12	to	14.10	15,707,835	1.10%	28.58%	to	28.51%
2016	0.20%	to	0.25%	1,075,747	10.98	to	10.97	11,812,030	1.14%	10.62%	to	10.57%
2015	0.20%	to	0.25%	1,016,660	9.93	to	9.92	10,091,991	0.00%	-0.73%	to	-0.76%	****
VG VIF - Diversified Value Portfolio (VVDV)
2018	0.20%	to	0.25%	639,958	17.15	to	17.06	10,969,558	2.56%	-9.30%	to	-9.34%
2017	0.20%	to	0.25%	710,009	18.91	to	18.82	13,419,424	2.87%	12.93%	to	12.87%
2016	0.20%	to	0.25%	823,155	16.75	to	16.67	13,777,631	2.74%	12.74%	to	12.68%
2015	0.20%	to	0.25%	942,963	14.85	to	14.80	14,000,476	2.55%	-2.65%	to	-2.70%
2014	0.20%	to	0.25%	1,075,270	15.26	to	15.21	16,400,241	2.20%	9.61%	to	9.56%
VG VIF - Intnl Portfolio (VVI)
2018	0.20%	to	0.25%	790,875	13.58	to	13.51	10,734,926	0.75%	-12.79%	to	-12.83%
2017	0.20%	to	0.25%	797,393	15.58	to	15.50	12,411,972	0.99%	42.39%	to	42.32%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2016	0.20%	to	0.25%	737,202	10.94	to	10.89	8,059,541	1.45%	1.67%	to	1.62%
2015	0.20%	to	0.25%	867,678	10.76	to	10.72	9,330,551	0.88%	-0.97%	to	-1.02%
2014	0.20%	to	0.25%	395,718	10.86	to	10.83	4,297,083	1.47%	-6.24%	to	-6.29%
VG VIF - Mid-Cap Index Portfolio (VVMCI)
2018	0.20%	to	0.25%	1,155,762	20.90	to	20.79	24,138,907	1.21%	-9.51%	to	-9.56%
2017	0.20%	to	0.25%	1,281,420	23.10	to	22.98	29,579,690	1.18%	18.84%	to	18.78%
2016	0.20%	to	0.25%	1,397,843	19.44	to	19.35	27,153,526	1.37%	10.89%	to	10.84%
2015	0.20%	to	0.25%	1,540,845	17.53	to	17.46	26,993,273	0.79%	-1.63%	to	-1.68%
2014	0.20%	to	0.25%	923,730	17.82	to	17.76	16,451,648	0.93%	13.37%	to	13.31%
VG VIF - Real Estate Index Portfolio (VVREI)
2018	0.20%	to	0.25%	121,963	19.01	to	18.93	2,317,105	5.01%	-5.54%	to	-5.59%
2017	0.20%	to	0.25%	418,417	20.12	to	20.05	8,416,439	2.48%	4.57%	to	4.52%
2016	0.20%	to	0.25%	479,306	19.25	to	19.19	9,220,808	2.47%	8.14%	to	8.09%
2015	0.20%	to	0.25%	477,496	17.80	to	17.75	8,495,138	1.86%	2.02%	to	1.97%
2014	0.20%	to	0.25%	554,659	17.44	to	17.41	9,673,146	2.98%	29.85%	to	29.78%
VG VIF - ST Investment-Grade Portfolio (VVSTC)
2017	0.20%	to	0.25%	351,131	13.11	to	13.05	4,600,829	1.83%	1.89%	to	1.84%
2016	0.20%	to	0.25%	466,816	12.87	to	12.81	6,003,838	1.79%	2.51%	to	2.46%
2015	0.20%	to	0.25%	439,398	12.55	to	12.50	5,513,186	1.68%	0.92%	to	0.87%
2014	0.20%	to	0.25%	406,789	12.44	to	12.40	5,057,636	1.51%	1.55%	to	1.50%
VG VIF - Small Company Growth Portfolio (VVSCG)
2018	0.20%	to	0.25%	294,192	21.84	to	21.77	6,423,351	0.32%	-7.45%	to	-7.50%
2017	0.20%	to	0.25%	233,629	23.60	to	23.54	5,512,048	0.45%	23.22%	to	23.16%
2016	0.20%	to	0.25%	236,916	19.15	to	19.11	4,536,674	0.33%	14.71%	to	14.65%
2015	0.20%	to	0.25%	240,856	16.70	to	16.67	4,021,049	0.37%	-2.95%	to	-2.99%
2014	0.20%	to	0.25%	241,303	17.21	to	17.18	4,151,048	0.29%	3.17%	to	3.12%
VG VIF - Total Bond Market Index Portfolio (VVHGB)
2018	0.20%	to	0.25%	2,802,309	12.06	to	12.02	33,788,586	1.84%	-0.33%	to	-0.38%
2017	0.20%	to	0.25%	2,158,608	12.10	to	12.06	26,115,804	2.27%	3.28%	to	3.22%
2016	0.20%	to	0.25%	1,957,890	11.72	to	11.68	22,938,055	2.14%	2.27%	to	2.22%
2015	0.20%	to	0.25%	1,792,381	11.46	to	11.43	20,534,955	1.88%	0.13%	to	0.08%
2014	0.20%	to	0.25%	1,395,545	11.45	to	11.42	15,968,097	2.04%	5.68%	to	5.63%
VG VIF - Total Intnl Stock Market Index Portfolio (VVTISI)
2018	0.20%	to	0.25%	1,102,651			9.44	10,412,288	0.00%			-5.58%	****
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.00%	to	0.25%	392,480	14.95	to	14.54	5,852,085	1.77%	-5.44%	to	-5.68%
2017	0.00%	to	0.25%	476,572	15.81	to	15.41	7,507,042	1.53%	18.27%	to	17.98%
2016	0.00%	to	0.25%	572,683	13.37	to	13.07	7,622,325	0.56%	-2.57%	to	-2.81%
2015	0.00%	to	0.25%	1,052,576	13.72	to	13.44	14,359,260	0.33%	-8.35%	to	-8.57%
2014	0.00%	to	0.25%	996,762	14.97	to	14.70	14,876,200	0.49%	-5.26%	to	-5.50%
Ivy VIP - Growth: Class II (WRGP)
2018	0.00%	to	0.25%	73,043	35.64	to	34.44	2,564,432	0.05%	2.28%	to	2.03%
2017	0.00%	to	0.25%	465,216	34.85	to	33.76	15,991,759	0.24%	29.34%	to	29.02%
2016	0.00%	to	0.25%	615,761	26.94	to	26.17	16,376,320	0.03%	1.22%	to	0.97%
2015	0.00%	to	0.25%	726,824	26.62	to	25.92	19,112,081	0.07%	7.17%	to	6.90%
2014	0.00%	to	0.25%	139,568	24.84	to	24.24	3,418,418	0.46%	11.81%	to	11.53%
Ivy VIP - High Income: Class II (WRHIP)
2018	0.00%	to	0.25%	985,689	13.94	to	13.70	13,556,304	9.55%	-2.11%	to	-2.36%
2017	0.00%	to	0.25%	2,901,171	14.24	to	14.04	40,979,338	5.48%	6.68%	to	6.41%
2016	0.00%	to	0.25%	2,885,082	13.34	to	13.19	38,252,688	7.49%	16.19%	to	15.90%
2015	0.00%	to	0.25%	3,168,839	11.49	to	11.38	36,199,055	6.24%	-6.50%	to	-6.74%
2014	0.00%	to	0.25%	3,581,446	12.28	to	12.20	43,822,048	5.21%	1.90%	to	1.65%
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	0.00%	to	0.25%	214,776	18.05	to	17.75	3,832,763	0.00%	-0.06%	to	-0.31%
2017	0.00%	to	0.25%	237,680	18.06	to	17.81	4,246,448	0.00%	26.89%	to	26.58%
2016	0.00%	to	0.25%	297,974	14.23	to	14.07	4,199,956	0.00%	6.12%	to	5.85%
2015	0.00%	to	0.25%	497,206	13.41	to	13.29	6,616,270	0.00%	-5.78%	to	-6.01%
2014	0.00%	to	0.25%	343,498	14.24	to	14.14	4,862,274	0.00%	7.87%	to	7.60%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Policy Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - Securian Real Estate Securities: Class II (WRRESP)
2018	0.00%	to	0.25%	284,575	22.59	to	21.83	6,297,398	1.69%	-5.57%	to	-5.81%
2017	0.00%	to	0.25%	315,454	23.92	to	23.17	7,430,087	1.29%	5.39%	to	5.12%
2016	0.00%	to	0.25%	390,460	22.70	to	22.04	8,724,567	1.05%	4.26%	to	4.01%
2015	0.00%	to	0.25%	323,475	21.77	to	21.20	6,956,811	1.17%	4.78%	to	4.52%
2014	0.00%	to	0.25%	387,600	20.78	to	20.28	8,001,317	0.90%	30.17%	to	29.84%
Ivy VIP - Science and Technology: Class II (WRSTP)
2018	0.00%	to	0.25%	220,024	26.16	to	25.44	5,707,888	0.00%	-5.23%	to	-5.47%
2017	0.00%	to	0.25%	581,218	27.61	to	26.91	15,816,783	0.00%	32.12%	to	31.79%
2016	0.00%	to	0.25%	651,961	20.90	to	20.42	13,447,888	0.00%	1.54%	to	1.29%
2015	0.00%	to	0.25%	740,554	20.58	to	20.16	15,064,146	0.00%	-2.88%	to	-3.12%
2014	0.00%	to	0.25%	811,657	21.19	to	20.81	17,025,165	0.00%	2.91%	to	2.65%
WF VT - VT Discovery Fund: Class 2 (SVDF)
2018	0.00%	to	0.25%	683,178	22.61	to	21.98	15,285,492	0.00%	-7.06%	to	-7.30%
2017	0.00%	to	0.25%	685,998	24.33	to	23.71	16,520,847	0.00%	29.13%	to	28.81%
2016	0.00%	to	0.25%	748,933	18.84	to	18.41	13,994,736	0.00%	7.65%	to	7.38%
2015	0.00%	to	0.25%	938,219	17.50	to	17.15	16,264,113	0.00%	-1.46%	to	-1.71%
2014	0.00%	to	0.25%	867,277	17.76	to	17.44	15,266,230	0.00%	0.36%	to	0.10%
WF VT - VT Opportunity Fund: Class 2 (SVOF)
2018	0.00%	to	0.25%	197,765	30.54	to	29.14	5,775,436	0.19%	-7.15%	to	-7.38%
2017	0.00%	to	0.25%	219,564	32.89	to	31.47	6,924,848	0.67%	20.44%	to	20.14%
2016	0.00%	to	0.25%	229,422	27.31	to	26.19	6,021,481	2.02%	12.23%	to	11.95%
2015	0.00%	to	0.25%	234,040	24.33	to	23.40	5,486,988	0.13%	-3.08%	to	-3.33%
2014	0.00%	to	0.25%	379,694	25.10	to	24.20	9,224,502	0.06%	10.42%	to	10.15%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018	0.00%	to	0.25%	312,243	22.08	to	21.46	6,789,362	0.00%	1.31%	to	1.06%
2017	0.00%	to	0.25%	270,319	21.79	to	21.24	5,797,136	0.00%	25.86%	to	25.54%
2016	0.00%	to	0.25%	270,148	17.32	to	16.92	4,612,821	0.00%	7.75%	to	7.48%
2015	0.00%	to	0.25%	390,465	16.07	to	15.74	6,201,275	0.00%	-2.88%	to	-3.12%
2014	0.00%	to	0.25%	389,785	16.55	to	16.25	6,377,957	0.00%	-1.88%	to	-2.12%
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016			0.00%	36,456			26.14	953,117	1.74%			15.02%
2015			0.00%	41,318			22.73	939,191	1.81%			-7.53%
2014			0.00%	44,044			24.58	1,082,646	1.18%			10.73%
Putnam VT - Putnam VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015			0.00%	53,180			25.36	1,348,563	1.14%			-6.11%
2014			0.00%	59,171			27.01	1,598,169	0.74%			9.72%
Pioneer VCT - Pioneer EM VCT Portfolio: Class I (obsolete) (PIVEMI)
2016	0.00%	to	0.25%	65,304	5.86	to	5.72	379,312	0.51%	6.31%	to	6.05%
2015	0.00%	to	0.25%	120,357	5.51	to	5.40	660,266	3.57%	-15.36%	to	-15.57%
2014	0.00%	to	0.25%	127,281	6.51	to	6.39	824,010	0.61%	-12.56%	to	-12.77%
MFS(R) VIT - MFS Investors Growth Stock Series: Initial Class (obsolete) (MIGIC)
2014			0.00%	129,370			26.83	3,471,220	0.52%			11.45%
FID VIPs Fund - VIP High Income Portfolio: SC R (obsolete) (FHISR)
2014			0.00%	262,020			15.40	4,035,140	5.61%			0.99%
MFS(R) VIT - MFS Research Intnl Series: SC (obsolete) (MVRISC)
2014	0.00%	to	0.25%	288,102	10.01	to	9.82	2,832,586	1.20%	-7.09%	to	-7.32%
FID VIPs Fund - VIP Overseas Portfolio: SC R (obsolete) (FOSR)
2014			0.00%	677,999			16.56	11,224,415	1.22%			-8.18%
NW VIT - NVIT Growth Fund: Class I (obsolete) (CAF)
2015	0.00%	to	0.25%	1,029,042	16.53	to	15.63	16,659,543	0.35%	4.67%	to	4.41%
2014	0.00%	to	0.25%	1,099,344	15.79	to	14.97	17,014,563	0.35%	11.33%	to	11.05%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.00%	to	0.10%	76,374	22.15	to	21.88	1,685,063	0.00%	3.47%	to	3.37%

2018	Contract Owners’ Equity:								$4,830,198,256
2017	Contract Owners’ Equity:								$5,289,979,775
2016	Contract Owners’ Equity:								$4,733,099,813
2015	Contract Owners’ Equity:								$4,526,981,672
2014	Contract Owners’ Equity:								$4,739,882,176

*

This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****

Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement (333-59517) and hereby incorporated by reference.
d)	The form of the contract – Filed previously with initial registration statement (333-43671) on April 12, 2011 as document "exhibitd.htm" and hereby incorporated by reference.
e)	The form of the contract application – Filed previously with initial registration statement (333-43671) on April 12, 2011 as document "exhibite.htm" and hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Form of Reinsurance Contracts –
1)	Automatic Self Administered YRT Reinsurance Agreement #196731 with Swiss Re Life & Health America, Inc. dated October 1, 2008, previously filed with initial registration statement (333-43671) on April 12, 2011 as document "nlaicreinsurance.htm" and hereby incorporated by reference.
2)	Automatic Self Administered YRT Reinsurance Agreement #196730 with Swiss Re Life & Health America, Inc. dated October 1, 2008, previously filed with initial registration statement (333-43671) on April 12, 2011 as document "nlicreinsurance.htm " and hereby incorporated by reference.
3)	Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and herby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm

5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
6)	Participation Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-104339, post-effective amendment number 6 filed on April 24, 2008 as document calvertfpa.htm
7)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisfpa.htm
8)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
9)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with BT Insurance Funds Trust and Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsfpa.htm
12)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
13)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
14)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
16)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
17)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
18)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
19)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm

20)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
21)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
22)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
23)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
24)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnfpa.htm
25)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
26)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
27)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
28)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
29)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
30)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
31)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
32)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm

35)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
36)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
37)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
38)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
39)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
40)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
41)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
42)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc. ), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm

7)	Administrative Services Agreement with Calvert Asset Management Company, Inc., and Calvert Distributors, Inc. dated September 5, 2002 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document calvertvariableasa.htm
8)	Administrative Service Agreement with Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisasa.htm
9)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
10)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
11)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
12)	Administrative Services Agreement with Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsasa.htm
13)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
14)	Shareholder Servicing Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
15)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
16)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
17)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
18)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
19)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
20)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
21)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
22)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm

23)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonasa.htm
24)	Administrative Services Agreement with Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasa.htm
25)	Distribution Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document linconasab.htm
26)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
27)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsasa.htm
28)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
29)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
30)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
31)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
32)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
33)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
34)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
35)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., as amended dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
36)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
37)	Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm

38)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
39)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
40)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
41)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
42)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
43)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
44)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
45)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
46)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
j)	Not Applicable
k)	Opinion of Counsel – Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.
l)	Not Applicable
m)	Not Applicable
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable
p)	Not Applicable
q)	Redeemability Exemption – filed previously on April 13, 2010, with post-effective amendment number 41 of registration statement (333-43671) under Exhibit 26(q) as file name "exhibitq.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich

Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.

Company	Jurisdiction of Domicile	Brief Description of Business
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Paige L. Ryan
Paige L. Ryan Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Paige L. Ryan
Paige L. Ryan Attorney-in-Fact